As filed with the Securities and Exchange Commission on April 25, 2018
Registration Nos. 333-212090; 811-05817
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	( )
Post-Effective Amendment No. 11	(X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 88	(X)
VARIABLE ANNUITY-2 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor’s Principal Executive Office)
(303) 737-3000
(Depositor’s Telephone Number)
Robert L. Reynolds
President & Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields Jorden Burt, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2018, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contract.

GREAT-WEST SMART TRACK® ADVISOR VARIABLE ANNUITY
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company
Supplement dated May 1, 2018
to the Prospectus dated May 1, 2018
This Rate Sheet Supplement (the “Supplement”) amends certain information contained in the Great-West Smart Track Advisor Variable Annuity Prospectus dated May 1, 2018 (the “Prospectus”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus. This Supplement must be accompanied by, and read in conjunction with, the Prospectus.
This Supplement declares the Guaranteed Annual Withdrawal % (the “GAW%”) and Joint Guaranteed Annual Withdrawal % (the “Joint GAW%”) applicable to all GLWB Riders for Contracts, the applications for which are signed on or after the effective date detailed below. This Supplement also declares the Distribution Credit applicable to the Great-West Secure Income Max GLWB Rider (the “Distribution Credit”) and the Accumulation Credit applicable to the Great-West Secure Income Plus GLWB Rider (the “Accumulation Credit”) for Contracts, the applications for which are signed on or after the effective date detailed below.
To receive the following GAW%, Joint GAW%, Distribution Credit, or Accumulation Credit, your Great-West Smart Track Advisor Variable Annuity application must be signed on or after May 1, 2018, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the following rates will apply to your Contract and cannot be changed. Rates reflected in Rate Sheet Supplements that were not in effect when you signed your application will not apply to your Contract. If we file a new Rate Sheet Supplement, the terms of this Supplement (including the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) will be superseded by the terms of the new Rate Sheet Supplement. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.
If you would like a copy of the current Prospectus, or for information on the GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable to you based on the date your application was signed, please contact the Retirement Resource Operations Center toll-free at (877) 723-8723. Historical GAW%s, Joint GAW%s, Distribution Credits, and Accumulation Credits also may be found in an appendix to the Prospectus, as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File No. 333-212090. The Prospectus and this Supplement also may be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching with File No. 333-212090.
Great-West Secure Income Foundation GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%).
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.10%	4.60%
70 – 74	5.50%	5.00%
75 – 79	5.50%	5.00%
80+	6.50%	6.00%
Great-West Secure Income Max GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Distribution Credit increases the GAW% for Contributions aged at least 5 years.
Age When GAWs Begin	Single GAW%	Joint GAW%	Distribution Credit
59.5 – 64	4.00%	3.50%	1%
65 – 69	5.40%	4.90%	1%
70 – 74	5.80%	5.30%	1%
75 – 79	5.80%	5.30%	1%
80+	6.50%	6.00%	1%
Great-West Secure Income Plus GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Accumulation Credit of 5% is used to determine the guaranteed minimum amount the Benefit Base will increase for each Contract Year up to a maximum of 10 Contract Years.
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.00%	4.50%
70 – 74	5.00%	4.50%
75 – 79	5.00%	4.50%
80+	6.00%	5.50%
If you have any questions regarding this Supplement, please call the Retirement Resource Operations Center toll-free at (877) 723-8723, or write to the Retirement Resource Operations Center at PO Box 173920, Denver, CO 80217-3920.
This Supplement must be accompanied by, and read in conjunction with, the current Prospectus and Statement of Additional Information dated May 1, 2018.
Please read this Supplement carefully and retain it for future reference.

GREAT-WEST SMART TRACK® ADVISOR VARIABLE ANNUITY
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company
This Prospectus describes the Great-West Smart Track® Advisor Variable Annuity (the “Contract”) — an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (“we,” “us,” or “Great-West”) issues the Contract to eligible persons in all United States jurisdictions except New York. The Contract may be owned by one or two natural persons, an IRA custodian or trustee, by a Non-Grantor Trust, or by a Grantor Trust with only one Grantor or with two Grantors who are one another’s Spouse as of the Effective Date (see “Definitions” below for definitions of capitalized terms).
When you contribute money to the Contract, you decide how to allocate your money among the various investment options available through Variable Annuity-2 Series Account (the “Series Account”). The Series Account consists of two strategies: the Investment Strategy (relating to the base Contract) and the Income Strategy (relating to optional Guaranteed Lifetime Withdrawal Benefit Riders). You should consider which features are important to you and the amount of Series Account charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Strategy or a Covered Fund under the Income Strategy.
Investment Strategy Portfolios:
ALPS|Alerian Energy Infrastructure Portfolio (Class III Shares)
ALPS|Red Rocks Listed Private Equity Portfolio (Class III Shares)
American Century Investments® VP Inflation Protection Fund (Class II Shares)
American Century Investments® VP Mid Cap Value Fund (Class II Shares)
American Century Investments® VP Value Fund (Class II Shares)
American Funds Insurance Series® Blue Chip Income and Growth Fund (Class 4 Shares)
American Funds Insurance Series® Global Growth and Income Fund (Class 4 Shares)
American Funds Insurance Series® Growth Fund (Class 4 Shares)
American Funds Insurance Series® Growth-Income Fund (Class 4 Shares)
American Funds Insurance Series® International Fund (Class 4 Shares)
American Funds Insurance Series® New World Fund® (Class 4 Shares)
BlackRock Global Allocation V.I. Fund (Class III Shares)
BlackRock High Yield V.I. Fund (Class III Shares)
ClearBridge Variable Large Cap Growth Portfolio (Class II Shares)
ClearBridge Variable Mid Cap Portfolio (Class II Shares)
ClearBridge Variable Small Cap Growth Portfolio (Class II Shares)
Columbia Variable Portfolio - Strategic Income Fund (Class 2 Shares)
Delaware VIP® Emerging Markets Series (Service Class Shares)
Delaware VIP® International Value Equity Series (Service Class Shares)
Delaware VIP® REIT Series (Service Class Shares)
Delaware VIP® Small Cap Value Series (Service Class Shares)
Deutsche Capital Growth VIP (Class B Shares)*
Eaton Vance VT Floating-Rate Income Fund (Initial Class Shares)
The date of this Prospectus is May 1, 2018.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
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Federated High Income Bond Fund II (Service Class Shares)
Fidelity® Variable Insurance Products Balanced Portfolio (Service Class 2 Shares)
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio (Service Class 2 Shares)
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I Shares)
Franklin Income VIP Fund (Class 4 Shares)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares)
Goldman Sachs VIT U.S. Equity Insights Fund (Service Shares)
Great-West Ariel Mid Cap Value Fund (Investor Class Shares)
Great-West Bond Index Fund (Investor Class Shares)
Great-West Core Bond Fund (Investor Class Shares)
Great-West Emerging Markets Equity Fund (Investor Class Shares)
Great-West Government Money Market Fund (Investor Class Shares)
Great-West Inflation-Protected Securities Fund (Investor Class Shares)
Great-West International Growth Fund (formerly Great-West MFS International Growth Fund) (Investor Class Shares)
Great-West International Index Fund (Investor Class Shares)
Great-West International Value Fund (formerly Great-West MFS International Value Fund) (Investor Class Shares)
Great-West Invesco Small Cap Value Fund (Investor Class Shares)
Great-West Large Cap Growth Fund (formerly Great-West Multi-Manager Large Cap Growth Fund) (Investor Class Shares)
Great-West Loomis Sayles Bond Fund (Investor Class Shares)
Great-West Loomis Sayles Small Cap Value Fund (Investor Class Shares)
Great-West Mid Cap Value Fund (formerly Great-West Goldman Sachs Mid Cap Value Fund) (Investor Class Shares)
Great-West Putnam Equity Income Fund (Investor Class Shares)
Great-West Putnam High Yield Bond Fund (Investor Class Shares)
Great-West Real Estate Index Fund (Investor Class Shares)
Great-West S&P 500® Index Fund (Investor Class Shares)
Great-West S&P Mid Cap 400® Index Fund (Investor Class Shares)
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares)
Great-West Short Duration Bond Fund (Investor Class Shares)
Great-West Small Cap Growth Fund (formerly Great-West Multi-Manager Small Cap Growth Fund) (Investor Class Shares)
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)
Great-West Templeton Global Bond Fund (Investor Class Shares)
Great-West U.S. Government Securities Fund (formerly Great-West U.S. Government Mortgage Securities Fund) (Investor Class Shares)
Great-West Lifetime 2015 Fund (Investor Class Shares)
Great-West Lifetime 2020 Fund (Investor Class Shares)
Great-West Lifetime 2025 Fund (Investor Class Shares)
Great-West Lifetime 2030 Fund (Investor Class Shares)
Great-West Lifetime 2035 Fund (Investor Class Shares)
Great-West Lifetime 2040 Fund (Investor Class Shares)
Great-West Lifetime 2045 Fund (Investor Class Shares)
Great-West Lifetime 2050 Fund (Investor Class Shares)
Great-West Lifetime 2055 Fund (Investor Class Shares)
Great-West Aggressive Profile Fund (formerly Great-West Aggressive Profile II Fund) (Investor Class Shares)
Great-West Conservative Profile Fund (formerly Great-West Conservative Profile II Fund) (Investor Class Shares)
Great-West Moderate Profile Fund (formerly Great-West Moderate Profile II Fund) (Investor Class Shares)
Great-West Moderately Aggressive Profile Fund (formerly Great-West Moderately Aggressive Profile II Fund) (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (formerly Great-West Moderately Conservative Profile II Fund) (Investor Class Shares)
Invesco V.I. Global Real Estate Fund (Series II Shares)
Invesco V.I. Growth and Income Fund (Series II Shares)

Invesco V.I. International Growth Fund (Series II Shares)
Ivy VIP Energy (Class II Shares)
Janus Henderson Balanced Portfolio (formerly Janus Aspen Balanced Portfolio) (Service Shares)
Janus Henderson Enterprise Portfolio (formerly Janus Aspen Enterprise Portfolio) (Service Shares)
Janus Henderson Flexible Bond Portfolio (formerly Janus Aspen Flexible Bond Portfolio) (Service Shares)
JPMorgan Insurance Trust Global Allocation Portfolio (Class 2 Shares)
JPMorgan Insurance Trust Income Builder Portfolio (Class 2 Shares)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 2 Shares)
MFS® VIT II Blended Research® Core Equity Portfolio (Service Class Shares)
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Service Class Shares)
MFS® VIT II Technology Portfolio (Service Class Shares)
Neuberger Berman AMT Sustainable Equity Portfolio (formerly Neuberger Berman AMT Socially Responsive Portfolio) (Class S Shares)
Oppenheimer International Growth Fund/VA (Service Shares)
Oppenheimer Main Street Small Cap Fund/VA® (Service Shares)
Oppenheimer Total Return Bond Fund/VA (Service Shares)
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class Shares)
PIMCO VIT Long-Term U.S. Government Portfolio (Advisor Class Shares)
PIMCO VIT Low Duration Portfolio (Advisor Class Shares)
PIMCO VIT Real Return Portfolio (Advisor Class Shares)
PIMCO VIT Short-Term Portfolio (Advisor Class Shares)
PIMCO VIT Total Return Portfolio (Advisor Class Shares)
Putnam VT Capital Opportunities Fund (Class IB Shares)* Effective on or about September 17, 2018, this fund will be renamed the Putnam VT Small Cap Growth Fund.
Putnam VT Global Asset Allocation Fund (Class IB Shares)
Putnam VT Global Equity Fund (Class IB Shares)
Putnam VT Growth Opportunities Fund (Class IB Shares)
Putnam VT Income Fund (Class IB Shares)
Putnam VT International Equity Fund (Class IB Shares)
Putnam VT International Value Fund (Class IB Shares)
Putnam VT Investors Fund (Class IB Shares) Effective on or about June 30, 2018, this fund will be renamed the Putnam VT Multi-Cap Core Fund.
Putnam VT Mortgage Securities Fund (formerly Putnam VT American Government Income Fund) (Class IB Shares)
Putnam VT Research Fund (Class IB Shares)
Putnam VT Small Cap Value Fund (Class IB Shares)
T. Rowe Price Blue Chip Growth Portfolio (Portfolio-II Class Shares)
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares)
VanEck VIP Global Hard Assets Fund (S Class Shares)
Investment Strategy Portfolios that may only be accessed with additional payment of a Fund Facilitation Fee:
Dimensional VA International Small Portfolio (Institutional Class Shares)
Dimensional VA International Value Portfolio (Institutional Class Shares)
Dimensional VA U.S. Large Value Portfolio (Institutional Class Shares)
Dimensional VA U.S. Targeted Value Portfolio (Institutional Class Shares)
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.
Income Strategy Covered Funds (for Contracts with a Guaranteed Lifetime Withdrawal Benefit Rider):
Great-West Conservative Profile Fund (formerly Great-West Conservative Profile II Fund) (Class L Shares)
Great-West Moderate Profile Fund (formerly Great-West Moderate Profile II Fund) (Class L Shares)
Great-West Moderately Conservative Profile Fund (formerly Great-West Moderately Conservative Profile II Fund) (Class L Shares)

Great-West SecureFoundation® Balanced Fund (Class L Shares)
Closed Income Strategy Covered Funds: the Sub-Accounts investing in the following Covered Funds (Investor Class) are closed to new Contributions and incoming Transfers:
Great-West Conservative Profile Fund (formerly Great-West Conservative Profile II Fund) (Investor Class Shares)
Great-West Moderate Profile Fund (formerly Great-West Moderate Profile II Fund) (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (formerly Great-West Moderately Conservative Profile II Fund) (Investor Class Shares)
Based on marketing, tax, investment, and other conditions, we may make additional Portfolios or additional Covered Funds available to Owners at our discretion.
This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Contract, including a description of the material rights and obligations under the Contract. It is important that you read the Contract, riders, and any amendments and endorsements. Please read this Prospectus carefully and keep it on file for future reference.
The Contract is sold to customers of Consultants and is intended to be used by investors who have engaged these Consultants to manage their Annuity Account Value for a fee. We offer other variable annuity products with different product features, benefits, and charges.
You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated May 1, 2018 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. You can also obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.
The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.
For account information, please contact:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
(877) 723-8723
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
This Contract is not available in all states.

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Definitions
1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.
Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.
Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.
Annuitant (Joint Annuitant) – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. Joint Annuitants may be named in the application or any time before the Annuity Commencement Date, and must be one another’s Spouse as of the Effective Date. If you select a Joint Annuitant, Annuitant means the older Joint Annuitant or the sole surviving Joint Annuitant. If you name a Contingent Annuitant, the Annuitant will be considered the Primary Annuitant. If an IRA custodian or trustee owns the Contract, the Underlying IRA Holder must be the Annuitant and if there are two Annuitants, the Joint Annuitant must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named and the Annuitant will be considered the Primary Annuitant.
Annuity Account – An account we establish in your name that reflects all account activity under your Contract in both the Investment Strategy and the Income Strategy.
Great-West Smart Track® Advisor Variable Annuity Structure
Annuity Account reflects all account activity in both the Investment Strategy and the Income Strategy:
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Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Strategy and Income Strategy. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.
Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur no later than the Annuitant’s 99th birthday.
Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Automatic Bank Draft Plan – A feature, if made available by Great-West, that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficial Owner – For a Contract held as a Non-Qualified Stretch Annuity, the natural person who is the designated Beneficiary of any Death Benefit proceeds as a result of the death of the Owner. The Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust.
Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the Death Benefit or elect to continue this Contract in force. If a Non-Grantor Trust owns the Contract, the Owner will at all times be the Beneficiary.
Benefit Base – For purposes of the GLWB Riders, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.
Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.
Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.
Consultant – One or more investment managers or financial advisors designated by an Owner to provide advisory services to an Owner. Consultants may be registered as investment adviser representatives.
Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and at least 30 days prior to the Annuity Commencement Date. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named.
Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.
Contract Year – Contract Years begin on the Effective Date and renew on each anniversary of the Effective Date.
Contributions – Amounts of money you invest or deposit into your Annuity Account.
Covered Fund(s) – Interests in Sub-Accounts approved by Great-West for the GLWB.
Covered Fund Value – The aggregate value of each Covered Fund.
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Covered Person(s) – For purposes of a GLWB Rider, the natural person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Joint Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person, when permitted, must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract. If an IRA custodian or trustee owns the Contract, the Underlying IRA Holder must be a Covered Person and if there are two Covered Persons, the Joint Covered Person must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If a Non-Grantor Trust owns the Contract, the Covered Person, if any, must be the Annuitant.
Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies. Death Benefit Option 1 provides for the return of Annuity Account Value; Death Benefit Option 2 (also called the Guaranteed Minimum Death Benefit) provides for the return of the greater of Annuity Account Value or the sum of Contributions less the proportionate impact of withdrawals, distributions, and Premium Tax, if any. See “Death Benefit” below for more details.
Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.
Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.
Effective Date – The date on which the first Contribution is credited to your Annuity Account. Contract Years, anniversaries, and quarters are measured from the Effective Date.
Excess Withdrawal – An amount of either a Distribution or Transfer from the Covered Fund(s) during the GLWB Accumulation Phase or any amount combined with all other such amounts that exceed the annual GAW during the GAW Phase. Excess Withdrawals reduce your Benefit Base. The Guarantee Benefit Fee, the M&E Charge, and up to 1.5% of Covered Fund Value to pay for Consultant fees shall not be treated as a Distribution or Excess Withdrawal for this purpose. Withdrawals from the Covered Fund(s) in the Income Strategy to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; withdrawals for that purpose will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, and would reduce the Death Benefit as well as your Benefit Base and GAWs under a GLWB Rider. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Strategy to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider and Death Benefit Option 2. You should discuss with your Consultant whether a withdrawal to pay Consultant fees would be considered a taxable distribution.
FFF Portfolios – Investment Strategy Portfolios, the Sub-Accounts of which may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee.
Fund Facilitation Fee – An amount deducted at the end of each valuation period from Sub-Account assets, if any, invested in certain Investment Strategy Portfolios called the FFF Portfolios. The Fund Facilitation Fee will be reflected in the Accumulation Unit values of the Sub-Accounts invested in the FFF Portfolios you select. See “Fund Facilitation Fee” below for more information.
GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.
GLWB Riders – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Riders that are issued to Owners and which specify the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Strategy, as modified by the Rate Sheet Supplement applicable on the date you signed the application to purchase the Contract. A GLWB Rider is initiated by allocating Contributions to an Income Strategy Covered Fund. One or more GLWB Riders may not be available through all financial intermediaries. All GLWB Riders available at the time you purchase your Contract will remain available for you to elect for the duration of your Contract. You may only elect one GLWB Rider. All guarantees are subject to the claims paying ability of Great-West.
GLWB Rider Contributions – Owner-directed amounts received and allocated to the Owner’s Covered Fund(s) in the Income Strategy, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Fund(s) will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. Once you have elected a GLWB
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Rider by making a GLWB Rider Contribution, you are not able to make Contributions to any other GLWB Rider. If we refuse to accept additional Contributions, you will retain all other rights under the GLWB Rider, including the right to make Transfers from the Investment Strategy to the Income Strategy.
GLWB Rider Election Date – The Business Day on which the Owner or Beneficiary elects the GLWB option in a GLWB Rider by allocating GLWB Rider Contributions to a Covered Fund(s). The GLWB Rider Election Date will be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 86 years old.
GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive and during which Installments will continue to be paid.
Grantor – The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. Generally, the Grantor is the creator of the trust relationship and is responsible for any tax liability on trust assets. All Grantors must be natural persons.
Grantor Trust – A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the Grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the trust assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application.
Great-West Secure Income Foundation GLWB Rider – Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
Great-West Secure Income Max GLWB Rider – Provided all conditions are met, the Great-West Secure Income Max GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). A higher GAW% may be available for Rider Contributions aged 5 years or more prior to starting the GAW Phase, as disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.
Great-West Secure Income Plus GLWB Rider – Provided all conditions are met, the Great-West Secure Income Plus GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years. The Accumulation Credit used to determine the guaranteed minimum amount is disclosed in a Rate Sheet Supplement in effect when you signed the application to purchase your Contract.
Guarantee Benefit Fee – The fee associated with the Income Strategy and GLWB Riders. The Guarantee Benefit Fee may be referred to as the GLWB Rider Fee.
Guaranteed Annual Withdrawal (GAW) – For purposes of a GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).
Guaranteed Annual Withdrawal Payment Date (GAW Payment Date) – The day of the month on which Installments are paid. You may change your GAW Payment Date only by Request. Changes to your GAW Payment Date will not take effect for a minimum of three weeks from the date we receive your Request.
Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW. The GAW% applicable to new Contract purchases is set forth in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract.
Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.
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Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by a GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) can receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW.
Guaranteed Minimum Death Benefit (also called Death Benefit Option 2) – Provides for the return of the greater of Annuity Account Value or the sum of Contributions less the proportionate impact of withdrawals, distributions, and Premium Tax, if any. See “Death Benefit” below for more details.
Income Strategy – Assets allocated to the Sub-Account associated with an optional GLWB Rider attached to the Contract.
Income Strategy Account Value – The sum of the values of the Sub-Accounts in the Income Strategy credited to the Owner under the Annuity Account. The Income Strategy Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.
Initial Installment Date – The date of the first Installment under a GLWB, which must be a Business Day.
Installments – Periodic payments of the GAW.
Investment Strategy – Assets allocated to the Sub-Accounts not associated with an optional GLWB Rider attached to the Contract.
Investment Strategy Account Value – The sum of the values of the Sub-Accounts in the Investment Strategy credited to the Owner under the Annuity Account. The Investment Strategy Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.
Joint GAW% – The GAW% used with any GLWB Rider if there are two Covered Persons. The Joint GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus.
Mortality and Expense Risk Charge (M&E Charge) – An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.
Non-Grantor Trust – A trust in which the grantor has relinquished control over trust assets and in which trust assets do not form a part of the grantor’s estate. A Non-Grantor Trust must be issued a Tax Identification Number in order to qualify as Owner of the Contract. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application.
Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.
Non-Qualified Stretch Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code, and in which a Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. The Owner of a Contract held as a Non-Qualified Stretch Annuity may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. We may issue this Contract as a Non-Qualified Stretch Annuity Contract.
Owner (Joint Owner) or You – The person or persons named in the Contract who is entitled to exercise all rights and privileges under the Contract while the Annuitant is living. The Owner must be age 85 or younger at the time the Contract is issued. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Owner intends to hold the Contract as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person, an IRA custodian or trustee, a Grantor Trust, or a Non-Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Grantor(s). If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. If the Owner is an IRA custodian or trustee, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Underlying IRA Holder.
Payout Election Date – The date chosen for annuity payouts or periodic withdrawals to begin from the Investment Strategy. The Payout Election Date must occur before the Annuitant’s 99th birthday.
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Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested. For convenience, the Investment Strategy Portfolios (including the FFF Portfolios) and the Income Strategy Covered Funds may be referred to as Portfolios in this prospectus.
Premium Tax – A tax that a state or other governmental authority charges. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.
Qualified Annuity Contract – An annuity contract that is intended to qualify under Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract.
Ratchet – For purposes of a GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.
Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. If any anniversary is a non-Business Day, the Ratchet Date will be the following Business Day for that year.
Rate Sheet Supplement – Supplements to the Prospectus which we periodically file with the SEC that detail and modify certain rates associated with the GLWB Riders for new Contract purchases. Rate Sheet Supplements will disclose the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits for all GLWB Riders applicable for a specified range of dates. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. You may contact the Retirement Resource Operations Center at (877) 723-8723 for a copy of the Rate Sheet Supplement applicable to your Contract. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212090.
Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed. A written Request will be deemed to include electronic mail transmissions only if: such transmissions include PDF or other facsimile transmissions clearly reproducing the manual signature, and; such transmission is sent to the designated address for the Retirement Resource Operations Center.
Retirement Resource Operations Center – You may write to us at P.O. Box 173920 Denver, CO 80217-3920; call us toll free at (877) 723-8723; or email us at AnnuityOperations@greatwest.com.
Series Account – Variable Annuity-2 Series Account, the segregated asset account established by Great-West under Colorado law and registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.
Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Strategy (including the FFF Portfolios), the Income Strategy, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements.
Successor Beneficiary – Upon the death of the Beneficial Owner, the natural person who is entitled to receive the Beneficial Owner’s remaining interest in a Contract held as a Non-Qualified Stretch Annuity. A Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. A non-natural entity, such as a Grantor Trust or Non-Grantor Trust, is not permitted as a Successor Beneficiary of a Contract held as a Non-Qualified Stretch Annuity.
Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less any Premium Tax and other taxes.
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Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer – Moving amounts from and among the Sub-Account(s).
Underlying IRA Holder – The natural person who is treated under the Code as having a beneficial interest in the assets of a custodial or trusteed IRA account. All Underlying IRA Holders must be natural persons.
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Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.
Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Exchange Fee	None
Maximum Transfer Fee*	$25
* Currently, we do not charge a fee for Transfers. We reserve the right to impose a Transfer Fee up to the stated amount for Transfers in excess of 12 per year. Transfers made electronically using our website will not incur a Transfer Fee and will not count against your annual 12 free Transfers per year.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Fee	None

Series Account Annual Expenses (% of average Annuity Account Value)	Maximum	Current
Mortality and Expense Risk Charges
Option 1: Return of Account Value Death Benefit	0.20%	0.20%
Option 2: Guaranteed Minimum Death Benefit	0.40%	0.40%
Total Series Account Annual Expenses	0.40%	0.20% or 0.40%

Optional GLWB Rider Fees* Optional Guaranteed Lifetime Withdrawal Benefit Riders (with charges assessed quarterly, as a percentage of the current Benefit Base)	Maximum	Current
Great-West Secure Income Plus GLWB Rider	2.25%	1.30%
Great-West Secure Income Max GLWB Rider	2.25%	1.20%
Great-West Secure Income Foundation GLWB Rider	1.50%	0.90%
Fund Facilitation Fee for Optional FFF Portfolios (with charges assessed daily as a percentage of assets invested in the applicable Investment Strategy FFF Portfolio Sub-Accounts)	0.35%	0.35%
* GLWB Rider Fees will not apply to your Contract if you do not elect a GLWB Rider. The maximum GLWB Rider Fee reflected in the Fee Table will not change; however, the current fee may be different depending on when you elect a GLWB Rider.
The next item shows the minimum and maximum total operating expenses charged by the Portfolios, before any waivers or reimbursements, that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) [1]	0.27%	2.76%

1 Several of the Portfolios (the Great-West Profile Funds, the Great-West Lifetime Funds, and the Great-West SecureFoundation Balanced Fund) are “funds of funds” that invest substantially all of their assets in shares of other Great-West Funds, portfolios in the same group of investment companies as Great-West Funds, Inc., and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Great-West Profile Funds, Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds, the Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund as a result of their investment in shares of one or more Underlying Portfolios.
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THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THIS INFORMATION PROVIDED BY UNAFFILIATED PORTFOLIOS.
Fee Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, Fund Facilitation Fees, and Portfolio fees and expenses.
Investment Strategy – Maximum M&E Charge Example. The Example below assumes that you invest $10,000 in the Investment Strategy of the Contract (and nothing in the Income Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge and the maximum fees and expenses of any of the Portfolios in the Investment Strategy. For purposes of this example, we have assumed nothing is invested in Investment Strategy Sub-Accounts subject to the Fund Facilitation Fee. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$316.00	$1,014.00	$1,808.00	$4,289.00
Investment Strategy – Maximum Fund Facilitation Fee Example. The Example below assumes that you invest $10,000 in the Investment Strategy FFF Portfolio Sub-Accounts (and nothing in the Income Strategy or in any Investment Strategy Sub-Account that does not require payment of the Fund Facilitation Fee) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Fund Facilitation Fee, maximum M&E Charge, and the maximum fees and expenses of any of the FFF Portfolios in the Investment Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. For additional information, see “Fund Facilitation Fee” below.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$132.00	$431.00	$782.00	$1,936.00
Income Strategy – Maximum Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Strategy of the Contract (and nothing in the Investment Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$388.00	$1,236.00	$2,190.00	$5,111.00
Income Strategy – Current Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Strategy of the Contract (and nothing in the Investment Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, current Guarantee Benefit Fee, and the
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maximum fees and expenses of any of the Portfolios in the Income Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$293.00	$942.00	$1,684.00	$4,015.00
These Examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract, nor do they include the impact of Transfer fees should Great-West in the future exercise its right to impose such fees.
The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account and is determined on the basis of changes in the per share value of a Portfolio and Series Account charges. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the SAI.
Summary
The Contract allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
How to contact the Retirement Resource Operations Center:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
(877) 723-8723
How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $10,000; lower initial Contributions require prior approval of Great-West. Additional Contributions to the Investment Strategy can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.
The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to accept lower minimum initial or subsequent Contributions or accept larger maximum total Contributions. The Contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Code or may expose you to tax penalties.
You may also purchase the Contract through a 1035 Exchange of another insurance contract, through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA.
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Right to Cancel Period
After you receive your Contract, you may examine it for at least 10 days or longer if required by your state law (in some states, up to 30 days or longer for replacement annuity contracts), during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction. You assume the risk of any market drop on Contributions you allocate to the Sub-Accounts. Except as noted below with respect to California, we will return your Annuity Account Value plus any fees and charges. For Owners age 60 and over in California, we will return the greater of Annuity Account Value plus fees and charges or the sum of Contributions plus fees and charges if you cancel your Contract so long as your Contributions are entirely allocated to the Money Market Sub-Account during the right to cancel period; however, if your Contributions are not entirely allocated to the Money Market Sub-Account during the right to cancel period, we will return your Annuity Account Value plus fees and charges.
State Variations
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This Prospectus describes the material rights and obligations of an Owner. The maximum fees and charges for all Contract features and benefits are set forth above in the fee table of this Prospectus. All material state variations to the Contract and GLWB Riders are disclosed in the attached Appendix B, as well as state variations to the right to cancel. It is also important that you read and retain your Contract, Riders, amendments, and/or endorsements.
Allocating Your Contributions
The Series Account consists of two strategies: the Investment Strategy (relating to the base Contract) and the Income Strategy (relating to the optional Guaranteed Lifetime Withdrawal Benefit Riders). When you make a Contribution, you choose how your Contributions are allocated between the Portfolios in the Investment Strategy and the Covered Fund(s) in the Income Strategy. The Investment Strategy consists of a wide variety of Portfolios, allowing you to select among Sub-Accounts that invest in different asset classes and which utilize different investment advisers. Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios) may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee. For more information see “Fund Facilitation Fee” below. The Income Strategy consists of several Covered Funds. If you choose to elect one of the Guaranteed Lifetime Withdrawal Benefit Riders, you must make an allocation to the Income Strategy. You may allocate all or a portion of Contributions to either Strategy. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Strategy when electing a GLWB Rider.
Guaranteed Lifetime Withdrawal Benefit Rider Options
The Contract offers three Guaranteed Lifetime Withdrawal Benefit Rider options:
(1)	the Great-West Secure Income Plus GLWB Rider;
(2)	the Great-West Secure Income Max GLWB Rider; and
(3)	the Great-West Secure Income Foundation GLWB Rider.
Each GLWB Rider calculates the Guarantee Benefit Fee as a percentage of the Benefit Base, but offers different features and different methods of calculating the GAW%. One or more GLWB Riders may not be available through all financial intermediaries.
Provided all conditions are met, the Great-West Secure Income Plus GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years. The Accumulation Credit applicable to new Contract sales is disclosed in a Rate Sheet Supplement.
Provided all conditions are met, the Great-West Secure Income Max GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). You may receive a higher GAW% for Rider Contributions aged 5 years or more prior to starting the GAW Phase. The Distribution Credit applicable to new Contract sales is disclosed in a Rate Sheet Supplement.
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Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph), rather than at the time you elect a GLWB Rider. In order to receive the disclosed GAW%, Joint GAW%, Accumulation Credit (for the Great-West Secure Income Plus GLWB Rider), or Distribution Credit (for the Great-West Secure Income Max GLWB Rider), your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. The terms of a Rate Sheet Supplement (including the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-212090. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. You may contact the Retirement Resource Operations Center at (877) 723-8723 for a copy of the Rate Sheet Supplement applicable to your Contract. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212090.
All guarantees are subject to the claims paying ability of Great-West.
Payout Options
The Contract offers three payout options: (1) periodic withdrawals; (2) variable annuity payouts; or (3) a single, lump-sum payment.
Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
Death Benefit
If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the “Death Benefit” section below.
The amount distributed to your Beneficiary will depend on which of the two Death Benefit Options you select. Death Benefit Option 1, which is the default Death Benefit offered by the Contract, provides for the payment of your Annuity Account Value minus any Premium Tax. Death Benefit Option 2, which is offered through an endorsement to the Contract, provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus the proportionate impact of partial withdrawals, distributions and Premium Tax, if any. For Death Benefit Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Death Benefit Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. If you select Death Benefit Option 1, your M&E Charge will be 0.20%. If you choose Death Benefit Option 2, this charge will be 0.40%.
Death Benefit Option 2, which costs more than Death Benefit Option 1, is designed for those who want to potentially receive a higher Death Benefit in the event that the sum of Contributions exceeds Annuity Account Value. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.
This summary highlights some of the more significant aspects of the Contract. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.
Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.
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Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.
The Series Account
We established the Series Account in accordance with Colorado law on June 25, 2009. Prior to September 19, 2011, the Series Account was known as Varifund Variable Annuity Account.
The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.
We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
Your Contributions under the Contract are held in the Series Account. The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.
All guarantees are subject to the claims paying ability of Great-West.
The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.
Each Portfolio:
•	holds its assets separately from the assets of the other Portfolios;
•	has its own distinct investment objectives and policies; and
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•	operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Not all Portfolios or Covered Funds will be available at all times or through all financial intermediaries. You should speak with your financial advisor about the Portfolios and Covered Funds available to you.
Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.
Payments We Receive. Some of the Portfolios’ investment advisers or affiliates may compensate us for providing the administrative, recordkeeping and reporting services they would normally be required to provide for individual shareholders or cost savings experienced by the investment advisers or affiliates of the Portfolios. Such compensation is typically a percentage of Series Account assets invested in the relevant Portfolio and generally may range up to 0.35% of net assets. GWFS Equities, Inc. (“GWFS”), a broker-dealer and subsidiary of Great-West and the principal underwriter and distributor of the Contract, may also receive Rule 12b-1 fees (ranging up to 0.25%) directly from certain Portfolios for providing distribution related services related to shares of Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of Series Account assets invested in a Portfolio.
Such payments and fees create an incentive for us to offer Portfolios (or classes of shares of Portfolios) for which such payments and fees are available to us. We consider such payments and fees, among other things, when deciding to include a Portfolio (or class of shares of a Portfolio) as an investment option under the Contract. Other available investment portfolios (or other available classes of shares of the Portfolios) may have lower fees and better overall investment performance than the Portfolios (or classes of shares of the Portfolios) offered under the Contract.
If you purchased the Contract through a Consultant, broker-dealer, or other financial intermediary (such as a bank), the Portfolios and their related companies may pay the intermediary for services provided with regard to the sale of Portfolio shares to the Sub-Accounts under the Contract. The amount and/or structure of the compensation can possibly create a conflict of interest as it may influence the broker-dealer or other intermediary and your Consultant to present this Contract (and certain Sub-Accounts under the Contract) over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the broker-dealer or other intermediary or your Consultant. You may ask your Consultant about variations and how he or she and his or her broker-dealer are compensated for selling the Contract or visit your financial intermediary's website for more information.
Portfolio Investment Objectives. The investment objectives of the Portfolios available under the Investment Strategy are briefly described below followed by the investment objective of the Covered Funds available under the Income Strategy:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - advised by Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund (Series II Shares) - seeks total return through growth of capital and current income.
Invesco V.I. Growth and Income Fund (Series II Shares) - seeks long-term growth of capital and income.
Invesco V.I. International Growth Fund (Series II Shares) - seeks long-term growth of capital.
ALPS Variable Investment Trust – advised by ALPS Advisors, Inc.
ALPS|Alerian Energy Infrastructure Portfolio (Class III Shares) - seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.
ALPS|Red Rocks Listed Private Equity Portfolio (Class III Shares) - seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
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American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Mid Cap Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Investments® VP Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Variable Portfolios II, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Inflation Protection Fund (Class II Shares) - seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
American Funds Insurance Series® - advised by Capital Research and Management Company
American Funds Insurance Series® Blue Chip Income and Growth Fund (Class 4 Shares) - seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Insurance Series® Global Growth and Income Fund (Class 4 Shares) - seeks long-term growth of capital while providing current income.
American Funds Insurance Series® Growth Fund (Class 4 Shares) - seeks growth of capital.
American Funds Insurance Series® Growth-Income Fund (Class 4 Shares) - seeks long-term growth of capital while providing current income.
American Funds Insurance Series® International Fund (Class 4 Shares) - seeks to provide investors with long-term growth of capital.
American Funds Insurance Series® New World Fund® (Class 4 Shares) - seeks long-term capital appreciation.
Blackrock Variable Series Funds, Inc. - advised by BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund (Class III Shares) - seeks high total investment return.
BlackRock High Yield V.I. Fund (Class III Shares) - seeks to maximize total return, consistent with income generation and prudent investment management.
Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund (Class 2 Shares) - seeks total return, consisting of current income and capital appreciation.
Delaware VIP® Trust – advised by Delaware Management Company
Delaware VIP® Emerging Markets Series (Service Class Shares) - seeks long-term capital appreciation.
Delaware VIP® International Value Equity Series (Service Class Shares) - seeks long-term growth without undue risk to principal.
Delaware VIP® REIT Series (Service Class Shares) - seeks maximum long-term total return, with capital appreciation as a secondary objective.
Delaware VIP® Small Cap Value Series (Service Class Shares) - seeks capital appreciation.
Deutsche Variable Series I – advised by Deutsche Investment Management Americas, Inc.
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Deutsche Capital Growth VIP (Class B Shares)* - seeks to provide long-term growth of capital.
DFA Investment Dimensions Group, Inc. – advised by Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional VA International Value Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional VA U.S. Targeted Value Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional VA U.S. Large Value Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Eaton Vance Variable Trust – advised by Eaton Vance Management
Eaton Vance VT Floating-Rate Income Fund (Initial Class Shares) - seeks to provide a high level of current income.
Federated Insurance Series – advised by Federated Investment Management Company
Federated High Income Bond Fund II (Service Class Shares) - seeks high current income.
Fidelity Variable Insurance Products Fund II – advised by Fidelity Management & Research Company
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio (Service Class 2 Shares) - seeks capital appreciation.
Fidelity Variable Insurance Products Fund III – advised by Fidelity Management & Research Company
Fidelity® Variable Insurance Products Balanced Portfolio (Service Class 2 Shares) - seeks income and capital growth consistent with reasonable risk.
First Trust Variable Insurance Trust – advised by First Trust Advisors, L.P.
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I Shares) - seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust - advised by Franklin Advisers, Inc.
Franklin Income VIP Fund (Class 4 Shares) - seeks to maximize income while maintaining prospects for capital appreciation.
Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares) - seeks long-term growth of capital.
Goldman Sachs VIT U.S. Equity Insights Fund (Service Shares) - seeks long-term growth of capital and dividend income.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Ariel Mid Cap Value Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
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Great-West Core Bond Fund (Investor Class Shares) - seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.
Great-West Emerging Markets Equity Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Government Money Market Fund (Investor Class Shares) - seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
Great-West Inflation-Protected Securities Fund (Investor Class Shares) - seeks real return consistent with the preservation of capital.
Great-West International Growth Fund (formerly Great-West MFS International Growth Fund) (Investor Class Shares) - seeks long-term growth of capital.
Great-West International Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.
Great-West International Value Fund (formerly Great-West MFS International Value Fund) (Investor Class Shares) - seeks long-term capital growth.
Great-West Invesco Small Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Large Cap Growth Fund (formerly Great-West Multi-Manager Large Cap Growth Fund) (Investor Class Shares) - seeks long-term growth of capital.
Great-West Loomis Sayles Bond Fund (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation.
Great-West Loomis Sayles Small Cap Value Fund (Investor Class Shares) - seeks long-term capital growth. Loomis, Sayles & Company, L.P. is the sub-adviser to this Fund.
Great-West Mid Cap Value Fund (formerly Great-West Goldman Sachs Mid Cap Value Fund) (Investor Class Shares) - seeks long-term growth of capital.
Great-West Putnam Equity Income Fund (Investor Class Shares) - seeks capital growth and current income.
Great-West Putnam High Yield Bond Fund (Investor Class Shares) - seeks to obtain high current income with capital appreciation as a secondary objective.
Great-West Real Estate Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”).
Great-West S&P 500® Index Fund (Investor Class Shares) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) 500® Index. 2
Great-West S&P Mid Cap 400® Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, which track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) MidCap 400® Index.2
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares) - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) SmallCap 600® Index. ).2

[2]	Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company and its affiliates. The Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of using any index.
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Great-West Short Duration Bond Fund (Investor Class Shares) - seeks maximum total return that is consistent with preservation of capital and liquidity.
Great-West Small Cap Growth Fund (formerly Great-West Multi-Manager Small Cap Growth Fund) (Investor Class Shares) - seeks long-term capital appreciation.
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Templeton Global Bond Fund (Investor Class Shares) - seeks current income with capital appreciation and growth of income.
Great-West U.S. Government Securities Fund (formerly Great-West U.S. Government Mortgage Securities Fund) (Investor Class Shares) - seeks the highest level of return consistent with preservation of capital and substantial credit protection.
Great-West Lifetime Funds
Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2020, it seeks income and secondarily capital growth.
Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.
Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.
Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.
Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Profile Funds
Each of the following Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.
Great-West Aggressive Profile Fund (formerly Great-West Aggressive Profile II Fund) (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Conservative Profile Fund (formerly Great-West Conservative Profile II Fund) (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (formerly Great-West Moderate Profile II Fund) (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
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Great-West Moderately Aggressive Profile Fund (formerly Great-West Moderately Aggressive Profile II Fund) (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderately Conservative Profile Fund (formerly Great-West Moderately Conservative Profile II Fund) (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Ivy Variable Insurance Portfolios – advised by Waddell & Reed Investment Management Company (WRIMCO)
Ivy VIP Energy (Class II Shares) - seeks capital growth and appreciation.
Janus Aspen Series – advised by Janus Capital Management, LLC
Janus Henderson Balanced Portfolio (formerly Janus Aspen Balanced Portfolio) (Service Shares) - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Enterprise Portfolio (formerly Janus Aspen Enterprise Portfolio) (Service Shares) - seeks long-term growth of capital.
Janus Henderson Flexible Bond Portfolio (formerly Janus Aspen Flexible Bond Portfolio) (Service Shares) - seeks to obtain maximum total return, consistent with preservation of capital.
JPMorgan Insurance Trust – advised by J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Global Allocation Portfolio (Class 2 Shares) - seeks to maximize long-term total return.
JPMorgan Insurance Trust Income Builder Portfolio (Class 2 Shares) - seeks to maximize income while maintaining prospects for capital appreciation.
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 2 Shares) - seeks capital growth over the long term.
Legg Mason Partners Variable Equity Trust – advised by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Large Cap Growth Portfolio (Class II Shares) - seeks long-term growth of capital.
ClearBridge Variable Mid Cap Portfolio (Class II Shares) - seeks long-term growth of capital.
ClearBridge Variable Small Cap Growth Portfolio (Class II Shares) - seeks long-term growth of capital.
MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company
MFS® VIT II Blended Research® Core Equity Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® VIT II Technology Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust III – advised by Massachusetts Financial Services Company
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Service Class Shares) - seeks capital appreciation.
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Sustainable Equity Portfolio (formerly Neuberger Berman AMT Socially Responsive Portfolio) (Class S Shares) - seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Oppenheimer Variable Account Funds – advised by OFI Global Asset Management, Inc.
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Oppenheimer International Growth Fund/VA (Service Shares) - seeks capital appreciation.
Oppenheimer Main Street Small Cap Fund/VA® (Service Shares) - seeks capital appreciation.
Oppenheimer Total Return Bond Fund/VA (Service Shares) - seeks total return.
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class Shares) - seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Long-Term U.S. Government Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio (Advisor Class Shares) - seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Short-Term Portfolio (Advisor Class Shares) - seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO VIT Total Return Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust – advised by Putnam Investment Management, LLC
Putnam VT Capital Opportunities Fund (Class IB Shares)* - seeks long-term growth of capital. Effective on or about September 17, 2018, the name and objective of this fund will change and be replaced with the following:
Putnam VT Small Cap Growth Fund (Class IB Shares)* – seeks capital appreciation.
Putnam VT Global Asset Allocation Fund (Class IB Shares) - seeks long-term return consistent with preservation of capital.
Putnam VT Global Equity Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Growth Opportunities Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Income Fund (Class IB Shares) - seeks high current income consistent with what the manager believes to be prudent risk.
Putnam VT International Equity Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT International Value Fund (Class IB Shares) - seeks capital growth; current income is a secondary objective.
Putnam VT Investors Fund (Class IB Shares) - seeks long-term growth of capital and any increased income that results from this growth. Effective on or about June 30, 2018, the name and objective of this fund will change and be replaced with the following:
Putnam VT Multi-Cap Core Fund (Class IB Shares) – seeks capital appreciation.
Putnam VT Mortgage Securities Fund (formerly Putnam VT American Government Income Fund) (Class IB Shares) - seeks high current income with preservation of capital as its secondary objective.
Putnam VT Research Fund (Class IB Shares) - seeks capital appreciation.
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Putnam VT Small Cap Value Fund (Class IB Shares) - seeks capital appreciation.
T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio (Portfolio-II Class Shares) - seeks to provide long-term capital growth; income is a secondary objective.
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares) - seeks long-term capital appreciation.
VanEck VIP Trust – advised by Van Eck Associates Corporation
VanEck VIP Global Hard Assets Fund (S Class Shares) - seeks long-term capital appreciation by investing primarily in hard asset securities; income is a secondary consideration.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Conservative Profile Fund (formerly Great-West Conservative Profile II Fund) (Class L Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (formerly Great-West Moderate Profile II Fund) (Class L Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Conservative Profile Fund (formerly Great-West Moderately Conservative Profile II Fund) (Class L Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Great-West SecureFoundation® Balanced Fund (Class L Shares) - seeks long-term capital appreciation and income.
Closed Income Strategy Covered Funds: the Sub-Accounts investing in the following Covered Funds (Investor Class) are closed to new Contributions and incoming Transfers:
Great-West Conservative Profile Fund (formerly Great-West Conservative Profile II Fund) (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (formerly Great-West Moderate Profile II Fund) (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Conservative Profile Fund (formerly Great-West Moderately Conservative Profile II Fund) (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.
Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit www.variableannuities.greatwest.com.
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You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.
Addition, Deletion or Substitution of Sub-Accounts
Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Payments We Receive” above. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.
Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.
Application and Initial Contributions
The first step to purchasing the Contract is to complete your Contract application and submit it with your initial minimum Contribution of $10,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account, or by other method approved by Great-West. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Great-West Smart Track® Advisor Variable Annuity has a cash value of at least $10,000. You also may purchase the Contract through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA, provided the rollover amount or inherited amount is at least $10,000.
The Contract application and any initial Contributions made by check should be sent to the Retirement Resource Operations Center.
If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.
If your application is incomplete, we will contact you by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
Great-West reserves the right to lower the minimum initial Contribution.
Right to Cancel Period
During the right to cancel period (ten days or the period required by your state), you may cancel your Contract. If you purchased your Contract as a replacement of an existing contract, the right of cancellation period is extended to 30 days (or such longer period as required by your state) from the date you received it. If you decide to cancel your Contract within the right to cancel period, you must return the Contract to the Retirement Resource Operations Center or an agent of Great-West. Contracts returned during the right to cancel period will be void from the start and we will return the amounts discussed below, as of the Transaction Date the Request for cancellation is received.
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During the right to cancel period, Contributions will be allocated to the Sub-Accounts you select on your application, and you may change your Sub-Account allocations and your allocation percentages. Except as noted below with respect to California, we will refund your Annuity Account Value, plus any charges and fees, as of the Transaction Date we received your Request for cancellation. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the investment risk until we receive your Contract and notice of cancellation.
For Owners age 60 and over in California, we will return the greater of Annuity Account Value plus fees and charges or the sum of Contributions plus fees and charges if you cancel your Contract so long as your Contributions are entirely allocated to the Money Market Sub-Account during the right to cancel period; however, if your Contributions are not entirely allocated to the Money Market Sub-Account during the right to cancel period, we will return your Annuity Account Value plus fees and charges. All material state variations to the Contract and GLWB Riders are disclosed in the attached Appendix B, as well as state variations to the right to cancel. After the right to cancel period, we allocate Contributions to the Annuity Account in the proportion Requested by the Owner. If there are no allocation instructions accompanying a subsequent Contribution, then allocations will be made in accordance with the standing allocation instructions you provided with your application. Allocations will be effective upon the Transaction Date.
In your Contract, the right to cancel period is also referred to as the right to examine.
Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Strategy or the Income Strategy at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. (Subsequent Contributions to the Income Strategy may be permitted during the GAW Phase, depending on the terms of your GLWB Rider. See “Guaranteed Lifetime Withdrawal Benefit, Subsequent Contributions to Your Covered Fund(s)” below). Additional Contributions must be at least $500 (or $100, if made via an Automatic Bank Draft Plan, if available). Total Contributions may exceed $1,000,000 only with our prior approval.
You can make subsequent Contributions by check, Automatic Bank Draft Plan (if available), transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.
You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.
Great-West reserves the right to cease accepting Contributions at any time at its discretion, as well as the right to modify the limitations set forth in this section.
Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.
Each Sub-Account’s value prior to the Payout Election Date is equal to:
•	Contributions allocated to the corresponding Sub-Account;
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results;
•	minus the daily M&E Charge;
•	minus any quarterly Guarantee Benefit Fee;
•	minus any daily Fund Facilitation Fee; and
•	minus any withdrawals or Transfers from the Sub-Account.
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The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.
Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is as follows:
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c), and subtracting (d) from the result where:
(a)	is the net result of:
1)	the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current Valuation Period, plus or minus
3)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b)	is the result of:
1)	the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period; plus or minus
2)	the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding Valuation Period; and
(c)	is an amount representing the M&E Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.20% if you have selected Death Benefit Option 1 or 0.40% if you have selected Death Benefit Option 2; and
(d)	is an amount representing the Fund Facilitation Fee deducted from each FFF Portfolio Sub-Account on a daily basis. Such amount is equal to 0.00% if you have not invested in the FFF Portfolio Sub-Accounts, or 0.35% if you have invested in the FFF Portfolio Sub-Accounts.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.
Transfers
While your Contract is in force, and subject to the terms of a GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center, or through the Internet at www.variableannuities.greatwest.com. Incoming Transfers to closed Sub-Accounts are not permitted.
Your Request must specify:
•	the amounts being Transferred;
•	the Sub-Account(s) from which the Transfer is to be made; and
•	the Sub-Account(s) that will receive the Transfer.
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Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios) may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee. For more information see “Fund Facilitation Fee” below.
Market Timing and Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.
We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.
If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).
For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.
The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent
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trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.
You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual Owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Investment Strategy Sub-Account to any other open Sub-Account in either the Investment Strategy or the Income Strategy. These systematic Transfers may be used to Transfer values from the Great-West Government Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging; however, you will be charged a Fund Facilitation Fee if you make an allocation to Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios). For more information see “Fund Facilitation Fee” below.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:
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•	The minimum amount that can be Transferred out of the selected Sub-Account is $100;
•	You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.
How dollar cost averaging works (this example is hypothetical and may not be indicative of how dollar cost averaging would work for you):
Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06
Investor’s average cost per unit $16.85
In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
You may not participate in dollar cost averaging and Rebalancer at the same time. During the GAW Phase, dollar cost averaging Transfers may not be made into the Income Strategy. Any dollar cost averaging Transfers into the Income Strategy that are scheduled during the GAW Phase will be automatically defaulted into the Great-West Government Money Market Sub-Account.
Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Strategy Account Value to maintain your desired Sub-Account allocation. The Income Strategy Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. Rebalancer is only available for assets held in the Investment Strategy. There is no charge for participating in Rebalancer; however, you will be charged a Fund Facilitation Fee if you make an allocation to Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios). For more information see “Fund Facilitation Fee” below.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
How Rebalancer works:
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Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds, and 10% to Sub-Accounts that invest in cash equivalents as follows:
60%-- Stocks
30%-- Large Company
15%-- Small Company
15%-- International
30%-- Bonds
10%-- Cash
Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:
75%-- Stocks
35%-- Large Company
20%-- Small Company
20%-- International
20%-- Bonds
5%-- Cash
Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocations would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.
On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:
•	Your entire Investment Strategy Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers);
•	You must specify the percentage of your Investment Strategy Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time; and
•	You may not participate in dollar cost averaging and Rebalancer at the same time.
Rebalancer is not available after annuity payouts have begun. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to the Retirement Resource Operations Center; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax, and other taxes. No withdrawals may be made from the Investment Strategy after the Annuity Commencement Date. If you surrender your Contract, a GLWB Rider, if elected, will terminate.
If you Request a partial withdrawal, your Annuity Account Value will be reduced by the partial withdrawal amount and the Guaranteed Minimum Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Guaranteed Minimum Death Benefit by 10%.
Numerical Example
Sum of Contract Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
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Return of Annuity Account Value Death Benefit (Death Benefit Option 1) = $36,000
Adjustment to Guaranteed Minimum Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit (Death Benefit Option 2) = ($50,000 x 0.90) = $45,000
Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:
•	Partial withdrawals or surrenders from the Investment Strategy are not permitted after the Annuity Commencement Date;
•	If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days; and
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.
If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.
We may also delay payment for any of the following reasons:
•	any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;
•	any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or
•	any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.
If you have not elected a GLWB Rider, a withdrawal of your entire Annuity Account Value will terminate all of your rights under the Contract. If you have elected a GLWB Rider, at any time that your Annuity Account Value and your Benefit Base are both reduced to zero, all of your rights under the Contract and GLWB Rider will terminate.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.
Withdrawals to Pay Consultant Fees
You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Consultant. A withdrawal Request for this purpose must meet a $100 minimum withdrawal requirement and comply with all terms and conditions applicable to partial withdrawals, as described above. Deductions from Annuity Account Value to pay a Consultant fee may not be available through all Consultants or through all financial intermediaries.
Because this is considered a withdrawal, deduction of the Consultant fee could significantly reduce your benefits under the Contract, including reducing your benefit under Death Benefit Option 1 on a dollar-for-dollar basis, reducing your benefit under Death Benefit Option 2 proportionately, and/or causing an Excess Withdrawal.
Withdrawals from Covered Fund(s) in the Income Strategy to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; withdrawals for that purpose will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, which would reduce the Death Benefit as well as your Benefit Base and GAWs under a GLWB Rider. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Strategy to avoid reducing your benefits under a GLWB Rider. A Consultant fee Excess Withdrawal that reduces the Covered Fund Value to zero will reduce the Benefit Base to zero, and all rights under the GLWB Rider will terminate; however, the Contract will continue to operate with respect to assets, if any, allocated to the Investment Strategy. A Consultant fee Excess Withdrawal that reduces the Annuity Account Value to zero will reduce the Benefit Base to zero, and all rights under the Contract and GLWB Rider will terminate. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.
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Numerical Examples of Withdrawals (from Covered Funds in the Income Strategy) to Pay Consultant Fees
The below examples illustrate the impact on Covered Fund Value, the Benefit Base, GAWs, Death Benefit Option 1 and Death Benefit Option 2 when Consultant fees are withdrawn from Covered Fund(s) in the Income Strategy. The first example shows the impact of withdrawal of a 1.5% annual Consultant fee, no portion of which is an Excess Withdrawal. The second example shows the impact of withdrawal of a 2.0% annual Consultant fee, the amount in excess of 1.5% annually is an Excess Withdrawal.
Example #1: Prior to withdrawal of Consultant fee
Sum of Contributions = $80,000
Covered Fund Value = $50,000
Benefit Base = $100,000
GAW% = 5%
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000
Option 2 Death Benefit (Return of Contributions) = $80,000
Withdrawal amount for Consultant fees = $750 (1.5% of $50,000)
After Guaranteed Annual Withdrawal and withdrawal of Consultant fee:
Covered Fund Value = ($50,000 - $5,000 - $750) = $44,250
Benefit Base after withdrawal for Consultant fees = $100,000
GAW% = 5%
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,250
Adjustment to Option 2 Death Benefit = ($50,000 - $5,000)/$50,000 = 0.90
Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.90 = $72,000
Example #2: Prior to withdrawal of Consultant fee
Sum of Contributions = $80,000
Covered Fund Value = $50,000
Benefit Base = $100,000
GAW% = 5%
Excess Withdrawal = $250
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000
Option 2 Death Benefit (Return of Contributions) = $80,000
Withdrawal amount for Consultant fees = $1,000 (2.0% of $50,000)
After Guaranteed Annual Withdrawal and withdrawal of Consultant fee:
Covered Fund Value = ($50,000 - $5,000 - $1,000) = $44,000
Adjustment to Benefit Base = ($44,250 - $250)/$44,250 = 0.9944
Benefit Base after withdrawal for Consultant fees = $100,000 * 0.9944 = $99,435
GAW% = 5%
Guaranteed Annual Withdrawal = $99,435 * 5% = $4,972
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,000
Adjustment to Option 2 Death Benefit = ($49,250 - $5,250)/$49,250 = 0.8934
Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.8934= $71,742
Tax Consequences of Withdrawals
Withdrawals may be taxable—including payments we make directly to your Consultant and Guaranteed Lifetime Withdrawal Benefits.
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In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1⁄2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.
Telephone and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and
•	tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, at our discretion. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawal Requests in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.
Death Benefit
At the time you apply to purchase the Contract, you select one of the two Death Benefit Options we offer.
Death Benefit Option 1 – The amount of the Death Benefit under Death Benefit Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Death Benefit Option 1. Your M&E Charge under Death Benefit Option 1 is 0.20% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you have selected Death Benefit Option 1, you should be aware that Distributions and Excess Withdrawals could reduce your Death Benefit on a dollar-for-dollar basis.
Death Benefit Option 2 (also called the Guaranteed Minimum Death Benefit) – The amount of the Death Benefit under Option 2 will be the greater of:
•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of Contributions applied to the Contract in both the Investment Strategy and the Income Strategy, as of the date the Request for payment is received, less the proportionate impact of any distributions, partial or periodic withdrawals and Premium Tax, if any.
The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Death Benefit Option 2. Your M&E Charge under Death Benefit Option 2 is 0.40% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you have selected Death Benefit Option 2, you should be aware that Distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.
For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below. For a numerical example of the calculation of a minimum Death Benefit, including the proportionate impact of Distributions, please see the numerical example under “Distribution of Death Benefit, Impact of Withdrawals on Guaranteed Minimum Death Benefit” below.
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The difference between the two Death Benefit Options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different M&E Charge for each. Death Benefit Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit Option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). If you have selected Death Benefit Option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are Requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.
See “Pre-Selected Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The amount of the Death Benefit will be determined as of the date payments commence. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Great-West Government Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:
•	payout in a single sum; or
•	payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules, or regulations.
Withdrawals up to 1.5% annually can be deducted from your Annuity Account Value to pay Consultants for asset management or advisory service fees associated with the Contract and Rider without being considered a proportional partial withdrawal when calculating the Guaranteed Minimum Death Benefit under Option 2. Because this is considered a withdrawal, deduction of the Consultant fee could significantly reduce your benefits under the Contract, including reducing your benefit under Death Benefit Option 1 on a dollar-for-dollar basis, reducing your benefit under Death Benefit Option 2 proportionately, and/or causing an Excess Withdrawal. Withdrawals from Covered Fund(s) in the Income Strategy to pay Consultant fees up to 1.5% annually of your Covered Fund Value will not be considered an Excess Withdrawal; withdrawals for that purpose will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of your Covered Fund Value, which would reduce the Death Benefit as well as your Benefit Base and GAWs under a GLWB Rider. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Strategy to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider and Death Benefit Option 2. A Consultant fee Excess Withdrawal that reduces the Covered Fund Value to zero will reduce the Benefit Base to zero, and all rights under the GLWB Rider will terminate; however, the Contract will continue to operate with respect to assets, if any, allocated to the Investment Strategy. A Consultant fee Excess Withdrawal that reduces the Annuity Account Value to zero will reduce the Benefit Base to zero, and all rights under the Contract and GLWB Rider will terminate.
Ownership
The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. You may change the Owner any time before the Owner’s death unless otherwise proscribed by applicable law. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the written Request is signed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. A change in the Owner of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of a GLWB Rider” below.
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Grantor Trust Owned Annuity
Contracts owned by a Grantor Trust are not considered owned by a non-natural entity and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth individual retirement annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or under Section 408A of the Code. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the trust assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor. Grantor Trust-owned Contracts receive tax deferral in accordance with the Code. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. Upon the death of the Grantor, the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract. We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date.
Non-Grantor Trust Owned Annuity
Contracts owned by a Non-Grantor Trust are considered owned by a non-natural entity and will generally not be treated as an annuity for tax purposes. If a trust is a Non-Grantor Trust, the trust is treated as the owner of the trust assets, the trust is regarded as a separate tax entity with its own Tax Identification Number, and all income, including any increase in Annuity Account Value, is generally taxable as ordinary income to the trust during each taxable year. However, the IRS has issued a number of private letter rulings holding that in the case of a contract the nominal owner of which is a non-natural entity (e.g., a corporation or a trust), but the beneficial owner of which is a natural person, the contract generally will be treated as held by a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule.
If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. Once selected, the Annuitant may not be changed. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. Upon the death of the Annuitant, the Death Benefit will be paid to the Owner pursuant to the Death Benefit provisions of the Contract. Upon the death of either Joint Annuitant, the Contract will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit. Divorce provisions of the Contract and GLWB Riders are not applicable to Non-Grantor Trust owned Contracts. Spousal continuation of the Contract is not applicable to Contracts owned by a Non-Grantor Trust.
IRA Custodian or Trustee Owned Annuity
Contracts owned by an IRA custodian or trustee are not considered owned by a non-natural entity and are treated as an IRA investment subject to the same tax requirements as any other IRA investment. Upon the death of the Underlying IRA Holder, the Death Benefit will be paid to the IRA custodian or trustee pursuant to the Death Benefit provisions of the Contract. IRA custodian or trustee owned Contracts receive tax deferral in accordance with the Code provisions governing IRAs.
If the Owner is an IRA custodian or trustee, the Underlying IRA Holder must be the Annuitant and if there are two Annuitants, the Joint Annuitant must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If the Owner is an IRA custodian or trustee and a GLWB Rider is selected, the Underlying IRA Holder must be a Covered Person. If Joint Covered Persons are selected, the Spouse of the Underlying IRA Holder must be a Joint Covered Person and must be the designated beneficiary of the custodial or trusteed account. If the Underlying IRA Holder’s Spouse is the sole primary beneficiary of the Underlying IRA Holder’s interest in the custodial or trusteed account, the Underlying IRA Holder’s Spouse will be treated as the Beneficiary of the Contract for purposes of the GLWB Rider spousal continuation provisions.
Underlying IRA Holders should consult with a competent tax advisor regarding whether selecting Joint Annuitants under the Contract or selecting Joint Covered Persons under a GLWB Rider is suitable for the Underlying IRA Holder’s needs. See “Guaranteed Lifetime Withdrawal Benefit” below for more information.
Because the Code provides IRA holders with tax deferral and other benefits, the Contract should not be purchased by an Underlying IRA Holder solely for tax deferral or other benefits already provided by the IRA itself.
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Rollovers from Qualified Retirement Plans and IRAs
The Contract may be purchased through a rollover of assets from qualified retirement plans. You should consult with your plan sponsor, as well as a qualified tax professional, before rolling over retirement plan assets. The Contract may also be purchased through a rollover of assets from an IRA or Simplified Employee Pension (“SEP”) IRA.
Inherited IRAs
The Contract may be purchased by a beneficiary of an inherited IRA. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as an inherited IRA.
Non-Qualified Stretch Annuities
The Contract may be purchased by a beneficiary of a non-qualified annuity contract (“Beneficial Owner”) pursuant to a 1035 Exchange of the beneficiary’s interest after death of an owner (“source contract”). For more information on 1035 Exchanges, see “Seek Tax Advice, Section 1035 Exchanges” below. We will issue the Non-Qualified Stretch Annuity in the name of the deceased owner with the beneficiary as the Beneficial Owner. We must receive the full death benefit and the information we require from the insurance company that issued the source contract in sufficient time to allow us to begin making life expectancy payments under the Non-Qualified Stretch Annuity Contract.
A Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. A Beneficial Owner of a Non-Qualified Stretch Annuity Contract may designate a Successor Beneficiary who is entitled to receive the Beneficial Owner’s remaining interest in the Contract upon the death of the Beneficial Owner. A Successor Beneficiary may not be a non-natural entity.
Non-Qualified Stretch Annuity Beneficial Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as Non-Qualified Stretch Annuity.
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the written Request was signed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.
If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:
•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and
•	such distributions begin no later than one year after the Owner’s date of death.
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See “Pre-Selected Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
If Great-West does not receive an election from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date regardless of the timing of a non-Spouse Beneficiary’s election and notwithstanding more than a year passing after the Owner’s date of death.
If a corporation or other non-natural entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
For Contracts owned by Non-Grantor Trusts, the Owner will at all times be the Beneficiary.
Pre-Selected Beneficiary Payout Options
You may also pre-select the form of Death Benefit payout that a specific Beneficiary or Contingent Beneficiary may receive (“Pre-Selected Beneficiary Payout Options”). Pre-Selected Beneficiary Payout Options allow the Owner to choose the percent of a lump sum payment of the applicable Death Benefit (from 0% to 100%) that may be accessed by a specific Beneficiary or Contingent Beneficiary, and/or which of the payout options provided under the Contract must apply to a specific Beneficiary or Contingent Beneficiary.
Pre-Selected Beneficiary Payout Options are only available to Contracts owned by natural persons, IRA Custodians/ Trustees, or Grantor Trusts. Requests for Pre-Selected Beneficiary Payout Options must be submitted in writing and signed by the Owner (including the Joint Owner, if applicable), and may be modified or cancelled at any time by the Owner prior to the Annuity Commencement Date. Pre-Selected Beneficiary Payout Options only become irrevocable upon the death of the Owner, and if applicable, the Joint Owner. Assignment of the Contract or transfer of Contract ownership while the Owner is still alive will result in cancellation of all Pre-Selected Beneficiary Payout Options.
Death Benefit payout options may not be pre-selected for Contracts owned by Joint Owners unless both Joint Owners Request in writing. Pre-Selected Beneficiary Payout Options may allow restrictions to be placed on a surviving Spouse who is not a Joint Owner, such as restricting the type of death benefit received or designating someone other than the spouse as Beneficiary, and may impact the ability of a surviving Spouse who is not a Joint Owner to become Owner of the Contract. Pre-Selected Beneficiary Payout Options may have adverse or unintended tax or financial consequences on a surviving Spouse who is not a Joint Owner if the surviving Spouse is not the designated Beneficiary because the surviving Spouse would not be entitled to receive Death Benefits or have the ability to become Owner of the Contract.
Pre-Selected Beneficiary Payout Options are irrevocable upon the death of the Owner, and if applicable, the Joint Owner, and cannot be changed by a non-Owner unless required under the Code or other applicable law. Under the Code, Death Benefit payments must begin within one year of the date the Death Benefit becomes payable for Non-Qualified Contracts, and by no later than December 31 of the year following the year in which the Death Benefit becomes payable for Qualified Contracts. Failure to adhere to this timing may prevent us from giving effect to Pre-Selected Beneficiary Payout Options. Failure to provide Proof of Death to us may cause a delay in beginning payments, force amendment to payout options selected, or nullify Pre-Selected Beneficiary Payout Options.
We reserve the right to modify or cancel any Pre-Selected Beneficiary Payout Options in order to comply with requirements of the Code, and/or other applicable state and federal laws, rules, and regulations. All Death Benefit payments will be made in compliance with the Code, and/or other applicable state and federal laws, rules, and regulations governing death benefit payouts, including those affecting minor Beneficiaries.
You should consult with a competent advisor regarding whether Pre-Selected Beneficiary Payout Options are suitable for your needs.
Distribution of Death Benefit (for all Contracts other than Non-Qualified Stretch Annuities)
For the distribution of Death Benefit rules applicable to Non-Qualified Stretch Annuities, see below.
Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:
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•	If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Strategy, then the GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account;
•	If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.
See “Pre-Selected Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the Annuity Commencement Date.
Death of Annuitant Who is Not the Owner of the Contract
If the Annuitant Dies Before the Annuity Commencement Date
If the Owner is living and the Annuitant dies before the Annuity Commencement Date, the Contract will continue and no Death Benefit will be payable. If no Contingent Annuitant has been named and no Joint Annuitant has been named, the Owner (or the Grantor if the Owner is a Grantor Trust, or the Underlying IRA Holder if the Owner is the custodian or trustee of an IRA account) will become the Annuitant.
If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.
Death of Owner Who Is Not the Annuitant
If the Owner dies before the Annuity Commencement Date and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
Death of Owner Who Is the Annuitant
If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
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In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If Owner/Annuitant Dies After Annuity Commencement Date
If the Owner/Annuitant dies after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.
Contingent Annuitant
While the Annuitant is living and at least 30 days prior to the Annuity Commencement Date, you may, by written Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. You are not required to designate a Contingent Annuitant.
Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)
Death Benefit Option 2, which costs more than Death Benefit Option 1, is designed for those who want to potentially receive a higher Death Benefit in the event that the sum of Contributions exceeds Annuity Account Value. If you have selected Death Benefit Option 2, you should be aware that Distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis. However, up to 1.5% annually of your Covered Fund Value may be deducted as a Consultant fee without reducing your Option 2 Death Benefit.
Numerical Example
Sum of Contributions to the Investment Strategy and Income Strategy = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)
The Benefit Base has no value and will not affect the Death Benefit.
Distribution of Death Benefit for Non-Qualified Stretch Annuities
For the distribution of Death Benefit rules applicable to all Contracts other than Non-Qualified Stretch Annuities, see above.
If the Owner of a Contract held as a Non-Qualified Stretch Annuity dies before the Annuity Commencement Date:
(1)	If there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary and may take the Death Benefit or elect to continue the Contract in force.
(2)	In all other cases, we will pay the Death Benefit to the Beneficiary even if a former Spouse Joint Owner, the Annuitant, and/or the Contingent Annuitant are alive at the time of the Owner’s death unless the sole Beneficiary is the deceased Owner’s surviving Spouse and such Beneficiary Requests to become the Owner and the Annuitant and to continue the Contract in force.
Any Death Benefit payable to the Beneficiary upon the Owner’s death will be distributed as follows:
(1)	If the Owner’s surviving Spouse is the Beneficial Owner upon the death of the Owner, the surviving Spouse will be allowed to take the Death Benefit or continue the Contract in force; or
(2)	If a non-Spouse natural person is the Beneficial Owner upon the death of the Owner, the Beneficial Owner may elect to continue the Contract by electing to have any portion of the value of the deceased Owner’s Contract payable to the Beneficial Owner over a period not extending beyond the Beneficial Owner’s life expectancy as defined by the Code (the ‘Stretch Payout Period’).
The Stretch Payout Period must begin no later than one year after the date of the deceased Owner’s death and payments during the Stretch Payout Period will be made to the Beneficial Owner at least annually. Notwithstanding any prior distribution election, a Beneficial Owner may at any time (a) withdraw the entire remaining value of the Contract in a single sum, or (b) withdraw additional amounts which may result in the reduction of future payments because of the reduction of the value of the Contract.
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If we do not receive an election from a non-Spouse Beneficial Owner such that substantially equal installments have begun no later than one year after the date of the deceased Owner’s death, then the entire amount must be distributed within five years of the deceased Owner’s date of death.
See “Pre-Selected Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the Annuity Commencement Date.
Charges and Deductions
When each Contribution is made, no amounts will be deducted from it except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions for:
•	charges against your Annuity Account Value for our assumption of mortality and expense risks;
•	Fund Facilitation Fee, if applicable;
•	Premium Tax, if applicable; and
•	Guarantee Benefit Fee, if applicable.
The Contract may be available for use with investment accounts at eligible investment advisers or broker/dealers through Consultants that charge an annual fee in lieu of sales charges, or Consultants that charge an annual fee for ongoing investment advisory services. These fees would be specified in the respective agreements between you and your Consultant. Deductions from Annuity Account Value to pay a Consultant fee may not be available through all Consultants or through all financial intermediaries. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. If withdrawn from your Annuity Account Value, deductions to pay Consultant fees will reduce your benefits under the Contract. Withdrawals to pay Consultant fees may be taken from other assets managed by your Consultant, if any, rather than from assets held in your Annuity Account Value to avoid reducing your benefits under the Contract. You should ask your Consultant for more details.
Mortality and Expense Risk Charge (M&E Charge)
The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
To compensate us for assuming these risks, we deduct an M&E Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.20%. We guarantee that this charge will never increase beyond 0.20%. If you select Death Benefit Option 2, the M&E Charge is a daily charge equal to an effective annual rate of 0.40%. We guarantee that this charge will never increase beyond 0.40%.
The M&E Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option. Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.
The M&E Charge is higher for Owners who have selected Death Benefit Option 2 because we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the M&E Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge.
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Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio's prospectus.
Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
Fund Facilitation Fee
Sub-Accounts investing in certain of the Investment Strategy Portfolios (called the FFF Portfolios) may only be accessed with additional payment of a Fund Facilitation Fee. The Fund Facilitation Fee is deducted at the end of each valuation period from Sub-Account assets, if any, invested in the FFF Portfolios. The Fund Facilitation Fee is a daily charge equal to an effective annual rate of 0.35%. We guarantee that this charge will never increase beyond 0.35%. The Fund Facilitation Fee is reflected in the Accumulation Unit values of each of the FFF Portfolio Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option that includes the FFF Portfolio Sub-Accounts.
Great-West may profit from the Fund Facilitation Fee, and may use any profit derived for any lawful purpose including payment of expenses that Great-West incurs in promoting, marketing, and administering the Contract.
The current selection of FFF Portfolios is:
Dimensional VA International Small Portfolio
Dimensional VA International Value Portfolio
Dimensional VA U.S. Large Value Portfolio
Dimensional VA U.S. Targeted Value Portfolio
Periodic Withdrawals
You may Request that all or part of the Investment Strategy Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. Each periodic withdrawal amount is based on the Investment Strategy Account Value, less Premium Tax, if any, at the time of the withdrawal.
In Requesting periodic withdrawals, you must elect:
•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will begin;
•	One of the periodic withdrawal payout options discussed below—you may change the withdrawal option and/or the frequency once each calendar year; and
•	The type of allocation of withdrawals from the Investment Strategy Sub-Accounts
•	Withdrawals may be prorated across the Investment Strategy Sub-Accounts in proportion to their assets; or
•	Withdrawals may be made from specific Investment Strategy Sub-Account(s). When the specified Investment Strategy Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.
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While periodic withdrawals are being received:
•	You may continue to exercise all contractual rights, except that no Contributions may be made;
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began; and
•	Charges and fees under the Contract continue to apply.
Periodic withdrawals will cease on the earlier of the date:
•	The amount elected to be paid under the option selected has been reduced to zero;
•	The Investment Strategy Account Value is zero;
•	You Request that withdrawals stop;
•	You purchase an annuity payout option; or
•	The Owner or the Annuitant dies.
We may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.
In accordance with the provisions outlined in this section, you may Request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Withdrawals to Pay Consultant Fees” above.
Annuity Payouts From the Investment Strategy
You can choose the date that you wish annuity payouts from the Investment Strategy to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you elect to annuitize your Contract, your annuity payouts will be based on the annuity purchase rate guaranteed in your Contract or our current annuity purchase rate, whichever results in a higher annuity payout to you.
If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not initiate Installments under a GLWB Rider, the entire Annuity Account Value will be annuitized at that time and any benefit under a GLWB Rider will terminate. If you have initiated Installments under a GLWB Rider, only the Investment Strategy will be annuitized. Once Installments under a GLWB Rider have begun, the Income Strategy cannot be annuitized.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Strategy Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.
The amount to be paid out will be based on the Investment Strategy Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Strategy Account Value to purchase an annuity payout option is $2,000. If your Investment Strategy Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
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Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due. If the Annuitant who is also the Owner dies before the Annuity Commencement Date or the first annuity payout, the Death Benefit will be payable to the Beneficiary. If the Owner is living and the Annuitant dies before the Annuity Commencement Date or the first annuity payout, the Owner will become the Annuitant, the Contract will continue, and no Death Benefit will be payable.
Any other form of variable annuity payout that is acceptable to Great-West.
Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Strategy Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.
If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.
If the Owner dies before the Annuity Commencement Date (i.e., the day the first variable annuity payout is made) and if there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary. The Joint Owner may elect to take the Death Benefit or continue the contract in force. In all other cases, we will pay the Death Benefit to the Beneficiary.
If the Owner who is not the Annuitant dies after the Annuity Commencement Date, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner, and if none, to the Annuitant.
If the Owner who is the Annuitant dies after the Annuity Commencement Date, any benefit payable will be distributed to the Beneficiary if a guarantee period was part of the selected annuity option. If there was no guarantee period elected, payments will cease.
For complete descriptions, see the “Distribution of Death Benefit” section above.
Annuity Units
We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
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Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Investment Strategy Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Strategy Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Strategy Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
Other Restrictions (Investment Strategy Only)
Once payouts start from the Investment Strategy under the annuity payout option you select:
•	no changes can be made in the payout option;
•	no additional Contributions to the Investment Strategy will be accepted under the Contract; and
•	no further withdrawals from the Investment Strategy will be allowed, including withdrawals to pay Consultant fees, other than withdrawals made to provide annuity benefits.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the Annuity Commencement Date, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below for details.
Guaranteed Lifetime Withdrawal Benefit
On any business day prior to your 86th birthday, you have the option of electing a GLWB Rider by either allocating Contributions to one or more Covered Funds in the Income Strategy at your direction, or by Transferring all or part of your Investment Strategy Account Value to one or more Covered Funds in the Income Strategy at your direction. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Strategy when electing a GLWB Rider. You are under no obligation to elect a GLWB Rider. If you choose to elect a GLWB Rider, you may do so immediately upon Contract purchase (for example, if you are interested in locking in your Benefit Base early, if you prefer to begin taking guaranteed income soon, or if you are interested in the Contract primarily for the GLWB features rather than in the Investment Strategy Sub-Account options), or you may wait to elect a GLWB Rider at a later time. If you exercise this option, the GLWB Rider will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met. You may elect only one GLWB Rider.
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You may select from three optional GLWB Riders, which are summarized below:
	Great-West Secure Income Plus GLWB Rider	Great-West Secure Income Max GLWB Rider	Great-West Secure Income Foundation GLWB Rider
Current Guarantee Benefit Fee	1.30%	1.20%	0.90%
Objective	Guaranteed growth, guaranteed income	Maximum income	Low cost, high income
Guaranteed Lifetime Income	X	X	X
Single or Joint Withdrawal	X	X	X
Wait to Choose Single or Joint	X	X	X
Annual Step-up	X	X	X
Age Band Income Reset	X	X	X
Add $ after Withdrawal Phase Begins	X	X	X
Guaranteed Accumulation Credit	X
Enhanced Distribution Credit		X
The GLWB Riders are similar in most respects except for the GAW% calculation and the Guarantee Benefit Fee; the Great-West Secure Income Plus GLWB Rider also offers an Accumulation Credit (as detailed below), and the Great-West Secure Income Max GLWB Rider also offers a Distribution Credit (as detailed below).
Generally, the GLWB Riders are designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider and the Great-West Secure Income Max GLWB Rider offer additional benefits in exchange for a higher Guarantee Benefit Fee.
The Great-West Secure Income Foundation GLWB Rider is generally designed for those who would like to begin receiving lifetime income in the near term; the Great-West Secure Income Plus GLWB Rider is generally designed for those willing to pay more for guaranteed Benefit Base growth provided by the Accumulation Credit before they begin to receive lifetime income; and the Great-West Secure Income Max GLWB Rider is generally designed for those willing to pay more to be eligible for a higher distribution percentage provided by the Distribution Credit by waiting longer than five years before beginning to receive lifetime income.
More information on each of the GLWB Riders is available below and in the Rate Sheet Supplement in effect on the date you signed your application for the Contract (and satisfied the other terms described in this paragraph). Rate Sheet Supplements will disclose the GAW% and the Joint GAW% for all GLWB Riders applicable to applications signed after a specific date. Rate Sheet Supplements will also disclose the Distribution Credit applicable to the Great-West Secure Income Max GLWB Rider, and the Accumulation Credit applicable to the Great-West Secure Income Plus GLWB Rider. The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you select a GLWB Rider.
In order to receive the disclosed GAW%, Joint GAW%, Accumulation Credit (for the Great-West Secure Income Plus GLWB Rider), or Distribution Credit (for the Great-West Secure Income Max GLWB Rider), your application must be signed on or after the effective date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. You may contact the Retirement Resource Operations Center at (877) 723-8723 for a copy of the Rate Sheet Supplement applicable to your Contract. The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-212090. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212090.
Unless otherwise noted, the following discussion applies to all GLWB Riders.
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All guarantees are subject to the claims paying ability of Great-West. You should consult with a competent advisor regarding whether a particular GLWB Rider is suitable for your needs.
GLWB Accumulation Phase
The GLWB Accumulation Phase begins when you make a GLWB election by investing in a Covered Fund(s) in the Income Strategy. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the GLWB Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions or Transferring Investment Strategy Account Value to the Covered Fund(s) on any Business Day as long as you are younger than age 86 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.
Guarantee Benefit Fee
The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund Value no later than the 10th Business Day of the month following the calendar quarter end. The Guarantee Benefit Fee will be calculated based on your Benefit Base, subject to the Benefit Base cap, as of the date of the deduction. If you terminate a GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.
The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon sixty (60) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.
The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Fund(s). The current Guarantee Benefit Fee depends on the GLWB Rider you select, as follows:
GLWB Rider	Current Guarantee Benefit Fee
Great-West Secure Income Plus GLWB Rider	1.30% of the Benefit Base
Great-West Secure Income Max GLWB Rider	1.20% of the Benefit Base
Great-West Secure Income Foundation GLWB Rider	0.90% of the Benefit Base
We reserve the right to change the frequency and amount of the Guarantee Benefit Fee at our discretion, including, but not limited to, current market conditions, Owner demand, and changes in the design, upon sixty (60) days prior written notice to you. We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality, and lapse rates. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We reserve the right to change the Guarantee Benefit Fee at our discretion, whether or not these experience factors change. We will never increase the fee above the maximum disclosed in the Fee Tables at the beginning of this Prospectus. We do not need any particular event to occur before we may change the Guarantee Benefit Fee.
In the event that we provide you with prior written notice of an increase to the Guarantee Benefit Fee, you may elect to reject the increased Guarantee Benefit Fee in one of two ways. First, you may reject the increased fee by providing a Request to withdraw or Transfer your entire Covered Fund Value from the Income Strategy, thereby reducing your Benefit Base to zero and terminating your GLWB Rider. Second, you may reject the increased fee by providing a Request to allocate your entire Covered Fund Value to the following limited selection of Covered Funds. We may, at our discretion, make other Covered Funds available or cease offering specific Covered Funds; however, in the event that we provide written notice of an increase to the Guarantee Benefit Fee, we will always make available at least one Covered Fund designated for the purpose of avoiding an increased Guarantee Benefit Fee. If we cease offering a specific Covered Fund (or a class of a specific Covered Fund) that you have already invested in, you will be permitted to remain invested in that Covered Fund (or class of that Covered Fund); however, no new Owners or new Contributions will be permitted.
Great-West Conservative Profile Fund (formerly Great-West Conservative Profile II Fund) (Class L Shares)
Great-West Moderately Conservative Profile Fund (formerly Great-West Moderately Conservative Profile II Fund) (Class L Shares)
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The limited selection of Covered Funds will restrict your Income Strategy allocation options to Covered Funds with investment strategies that do not generally target more than 50% equity exposure. While electing to allocate Covered Fund Value to the specified Covered Funds will prevent an increase in the Guarantee Benefit Fee, this also means foregoing possible market gains in the other Covered Funds, which could reduce your Benefit Base and the value of your GLWB Rider.
Prior to notice of an increase to the Guarantee Benefit Fee, you are under no obligation to allocate Covered Fund Value to the above Covered Funds. However, if we provide such notice, to avoid a Guarantee Benefit Fee increase we must receive your Request to allocate your entire Covered Fund Value to the above Covered Funds prior to the effective date of the increase, or such date as specified in the prior written notice we provide to you. In the event that we provide you with prior written notice of an increase to the Guarantee Benefit Fee, you should carefully consider whether to accept or reject the Guarantee Benefit Fee increase.
If you do not elect to reject the increased Guarantee Benefit Fee, the increased Guarantee Benefit Fee will apply to your GLWB Rider as of the effective date of the increase.
The Covered Fund(s)
A GLWB Rider only applies to Covered Funds that Great-West approves for use in the Income Strategy. The approved Covered Funds are described in The Portfolios above. Based on marketing, tax, investment, and other conditions, we may make new Covered Funds available to Owners at our discretion.
We may, without your consent, offer new Covered Funds or cease offering Covered Funds. We will notify you whenever the Covered Funds are changed. Changes to Covered Funds will only apply to additional Contributions or Transfers made after the Covered Fund ceases to be offered. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under a GLWB Rider unless you Transfer assets out of the Covered Funds or terminate your Contract. Great-West will complete the allocations between the Covered Funds as of the effective date of the change. Such allocation will remain in effect until you Request a different allocation.
We limit the number and type of Covered Funds available for use in the Income Strategy to reduce our risk exposure in providing the guarantees associated with GLWB Riders. Although the Covered Funds are not managed volatility funds and do not employ a managed volatility strategy, the balanced nature of the Covered Funds may limit the return on your investment. Our selection of approved Covered Funds may create a conflict of interest, because an affiliated investment adviser manages the Covered Fund(s) and we may derive greater revenues from affiliated Covered Funds than certain other Sub-Accounts available under the Contract. Restricting the selection of approved Covered Funds may reduce the likelihood that Great-West will have to make payments under the GLWB Riders.
Covered Fund Value
Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Strategy. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Benefit Base as of the date the fee is deducted each quarter.
The Benefit Base
The Benefit Base is separate from your Covered Fund Value. It is not a cash value. Rather, your Benefit Base is used to calculate your GAW during the GAW Phase and the GLWB Settlement Phase. Your Benefit Base and your Covered Fund Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value, in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Fund. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Fund(s) in the Income Strategy on the GLWB Rider Election Date.
•	We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund(s);
•	We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal;
•	On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base (if so, your Benefit Base will then reflect positive Covered Fund performance); and
•	On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an age reset calculation results in a higher GAW Amount (see “Reset of the GAW% During the GAW Phase” below).
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A few things to keep in mind regarding the Benefit Base:
•	The Benefit Base is used only for purposes of calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value;
•	It is important that you do not confuse your Benefit Base with the Covered Fund Value;
•	During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be recalculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.
Subsequent Contributions to Your Covered Fund(s)
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may be made during the GAW Phase. Any subsequent GLWB Rider Contribution is subject to any minimum investment or transfer requirements imposed by the Contract. Please see the Covered Fund(s) prospectus for more information.
All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. Although a GLWB Rider Contribution will increase your Benefit Base, it will not automatically reset your Installment amount. Contact our office if you would like to increase Installments to your maximum allowed. We will not consider the additional purchase of shares of a Covered Fund(s) through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund Value.
If Great-West refuses to accept additional Contributions (see “Rights Reserved by Great-West” below), you will retain all other rights under the GLWB Rider, including the right to make Transfers from the Investment Strategy to the Income Strategy.
Annual Adjustments to Your Benefit Base
During the GLWB Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:
•	your current Benefit Base; or
•	your current Covered Fund Value.
Even though your Covered Fund Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund Value, your Benefit Base will never decrease solely due to negative Covered Fund(s) performance.
Annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.
For information on annual adjustments to your Benefit Base under the Great-West Secure Income Plus GLWB Rider, see below.
Benefit Base Cap
The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.
Excess Withdrawals
The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base cap and except for the M&E Charge, Guarantee Benefit Fee, and withdrawals to pay Consultant fees up to 1.5% of Covered Fund Value, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. This may include Transfers from the Income Strategy Covered Fund(s) to any Investment Strategy Portfolio.
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You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract Owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.
You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund Value during the GLWB Accumulation Phase, as this may affect your future benefits under a GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund Value immediately after the Excess Withdrawal to the Covered Fund Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.
Types of Excess Withdrawals
A Distribution (when an amount is paid to you out of your Covered Fund Value) or Transfer (the movement of money from a Covered Fund to any Investment Strategy Sub-Account) during the GLWB Accumulation Phase is considered an Excess Withdrawal. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base cap and except for the M&E Charge, Guarantee Benefit Fee, and withdrawals to pay Consultant fees up to 1.5% of Covered Fund Value, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. An Excess Withdrawal will reduce your Benefit Base and Covered Fund Value. If you Transfer any amount from a Covered Fund to an investment option that is not a Covered Fund, then you will be prohibited from making any Transfers into a Covered Fund for at least ninety (90) calendar days.
Numerical Example
Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Benefit Base = $100,000
Excess Withdrawal amount: $10,000
Covered Fund Value after adjustment= $50,000 - $10,000 = $40,000
Covered Fund Value adjustment = $40,000/$50,000 = 0.80
Adjusted Benefit Base = $100,000 x 0.80 = $80,000
Fees Associated with the Covered Fund(s)
The Guarantee Benefit Fee, the M&E Charge, and any Consultant fees or charges assessed to the Covered Fund Value, as directed by you or your Consultant on your behalf and as agreed to by Great-West, will not be treated as an Excess Withdrawal, subject to the limitation described in this section.
You may make a withdrawal of up to 1.5% annually of the Covered Fund Value to pay for asset management or advisory service fees associated with the Income Strategy without the withdrawal being considered an Excess Withdrawal. If these fees exceed 1.5% annually of the Covered Fund Value, and the entire amount of the fees are withdrawn from the Covered Fund Value, the amount withdrawn above the 1.5% annual limit will be considered an Excess Withdrawal and will reduce the Benefit Base and GAWs as described above. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Strategy to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider and Death Benefit Option 2.
Treatment of a Distribution During the GLWB Accumulation Phase
At the time of any partial or periodic Distribution, if the Covered Person is 59 1⁄2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund Value and your Benefit Base (as described above).
If the Covered Person is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.
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Any Distribution made during the GLWB Accumulation Phase to satisfy any distribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.
Death During the GLWB Accumulation Phase
If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund Value will be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).
If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary will become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.
A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account and distributed to the non-Spouse Beneficiary.
When the Contract is owned by a Non-Grantor Trust, upon the death of the Annuitant, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and the Death Benefit payable under the Contract will be paid. If either Joint Annuitant dies, the GLWB will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and a Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
GAW Phase
The GAW Phase begins when you elect to receive GAWs under a GLWB Rider. The GAW Phase continues until the Covered Fund Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1⁄2.
To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 1⁄2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to initiate the GAW Phase, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund Value after the Excess Withdrawal to the previous Covered Fund Value.
Because the GAW Phase cannot begin until all Covered Persons under a GLWB Rider attain age 59 1⁄2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base. See “GLWB Accumulation Phase” above for more information.
Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your financial advisor or tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.
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Calculation of Guaranteed Annual Withdrawals
Please note how the GAW is calculated because it will affect the benefits you receive under a GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.
To determine the amount of the GAW under the Secure Income Foundation and Secure Income Max GLWB Riders, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. To determine the amount of the GAW under the Secure Income Plus GLWB Rider, we will compare the current Benefit Base plus the Ratchet year’s portion of the annual roll-up amount to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.
During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.
We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is a reset based on the age of the Covered Person(s). See “Annual Review of Your GAW%” below.
To calculate the GAW, based on the age of the Covered Person on the Initial Installment Date, we multiply the Benefit Base by the GAW% contained in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than the time you choose to elect a GLWB Rider. The amount of the Installment equals the GAW divided by the number of payments per year under the Installment Frequency Option you have chosen. We may allow Installments that annually total less than the GAW. If the total GAW amount is not taken as Installments, the amount not taken does not increase future Installments.
Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212090.
Installments during the GAW Phase will reduce your Covered Fund Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.
Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to Joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on Joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund Value on a dollar-for-dollar basis.
Installment Frequency Options
You may elect to receive Installments on any of the following frequency periods: annually, semi-annually, quarterly, or monthly. You may Request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.
Lump Sum Distribution Option
At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.
Numerical Example of Lump Sum Distribution
Assume the following:
GAW = $4,800 with a monthly distribution of $400
Three monthly Installments have been made (3 x $400 = $1,200)
Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600
So, a Lump Sum Distribution of $3,600 may be taken.
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Suspending and Re-Commencing Installments After a Lump Sum Distribution
It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See “Effect of Excess Withdrawals During the GAW Phase” described below.
After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.
The Owner is solely responsible for any adverse consequences that may result of any Distributions or withdrawals. The Owner should consult with a financial advisor prior to making any withdrawals.
Payments on Death During GAW Phase
If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts
If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Pre-Selected Beneficiary Payout Option, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.
For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules, and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
To the extent the surviving Covered Person/Beneficiary becomes the sole Owner, he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.
Any election made by the Beneficiary pursuant to this section is irrevocable.
If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts
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If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.
For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules, and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Effect of Excess Withdrawals During the GAW Phase
After the Initial Installment Date, the portion of Distributions or Transfers, that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.
If an Owner Requests a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the Requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.
Numerical Example
Assume the following:
Covered Fund Value before GAW = $55,500
Benefit Base = $100,000
GAW% =5.5%
GAW Amount = $100,000 x 5.5% = $5,500
Total Annual withdrawal =$10,500
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Excess withdrawal = $10,500 - $5,500 = $5,000
Covered Fund Value after GAW = $55,000 - $5,500 = $50,000
Covered Fund Value after Excess Withdrawal =$50,000 - $5,000 = $45,000
Adjustment due to Excess Withdrawal = $45,000/$50,000 = 0.90
Adjusted Benefit Base = $100,000 x 0.90 = $90,000
Adjusted GAW Amount = $90,000 x 5.5% = $4,950
(Assuming no GAW increase on succeeding Ratchet Date)
GLWB Settlement Phase
The GLWB Settlement Phase begins when the Covered Fund Value has reduced to zero as a result of negative Covered Fund(s) performance, payment of the Guarantee Benefit Fee, M&E Charge, and/or GAWs, but the Benefit Base is still positive.
When the GLWB Settlement Phase begins, if the remaining Covered Fund Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the GLWB Settlement Phase. Installments from one anniversary to the next will equal the Guaranteed Annual Withdrawal Amount.
Distributions and Transfers are not permitted during the GLWB Settlement Phase.
During the GLWB Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the GLWB Settlement Phase, the GLWB Rider will terminate and no Installments will be paid to the Beneficiary.
Divorce and the Income Strategy
Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.
If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may Request that the Contract be reissued with the former Spouse as the sole Owner, otherwise the Contract and GLWB Rider will be terminated. If the Contract is so reissued, the current Benefit Base will be maintained.
If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner’s current Contract will be maintained and a new Contract will be issued to the former Spouse. The Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of issuance.
Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.
If the Alternate Payee named in the Decree is the Owner’s Spouse during the GLWB Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree. In either situation, the Alternate Payee’s Election Date will be the date the Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
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Divorce During the GAW Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.
Pursuant to the agreement or Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner and receive his or her proportional GAWs.
Pursuant to the agreement or Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.
In the alternative, the former Spouse may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the former Spouse pursuant to this section is irrevocable.
The treatment of Non-Qualified Annuity Contracts held as an investment in a custodial IRA will be governed by the divorce Decree as it applies to the IRA.
Divorce During the GAW Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.
Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.
Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.
In the alternative, the Alternate Payee may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
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Divorce During the GLWB Settlement Phase
If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce Decree. Installments will continue pursuant to the lives of each payee.
Termination of a GLWB Rider
A GLWB Rider will terminate upon the earliest of:
•	the date of death of the Owner if there is no surviving Covered Person;
•	the date of death of the Annuitant if there is no surviving Covered Person of a Contract held by a Non-Grantor Trust;
•	the date Death Benefits are paid to the Owner of a Contract held by a Non-Grantor Trust;
•	the date there is no longer a Covered Person under the GLWB Rider;
•	the date the Contract is terminated;
•	the date the Covered Fund Value or Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;
•	the Annuitant’s 99th birthday, if no Installments have been taken; or
•	in those states that the Contract permits you to change the Owner of the Contract or assign the Contract, upon a change in ownership or assignment unless the new Owner or assignee assumes full ownership and is the surviving Spouse of the Owner or if a former Spouse of the Owner becomes the sole Owner pursuant to a settlement agreement or court-issued divorce Decree.
If the GLWB is terminated, the Benefit Base, GAW and any other benefit accrued or received under the GLWB will also terminate. The Owner may not make any subsequent Transfers or GLWB Rider Contributions into the GLWB Rider until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date will be recorded. In such an event, the Benefit Base will be based on the current Covered Fund Value on the date the new GLWB is established.
We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of a GLWB Rider.
Guaranteed Lifetime Withdrawal Benefit Riders
You should consult with your financial adviser to assist you in determining whether a GLWB Rider is suited for your financial needs and investment risk tolerance. Adding a GLWB Rider to your Contract may not be in your interest since all conditions of the GLWB Rider must be met, an additional annual fee is imposed, and a Covered Person must remain living for you to receive certain benefits. Furthermore, a GLWB Rider contains different investment options (Covered Funds) and different investment limitations and conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.
If the Owner is an IRA custodian or trustee and Joint Covered Persons are selected, the Spouse of the Underlying IRA Holder must be the Joint Covered Person and must be the designated beneficiary of the custodial or trusteed account. Underlying IRA Holders should consult with a competent tax advisor regarding whether selecting Joint Covered Persons under a GLWB Rider is suitable for the Underlying IRA Holder’s needs.
The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider. If you would like more information on the GLWB Riders, the GAW%, Joint GAW%, Accumulation Credit, or Distribution Credit applicable to you, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Great-West Secure Income Plus GLWB Rider:
Guarantee Benefit Fee = 1.30% of the Benefit Base.
Provided all conditions are met, the Great-West Secure Income Plus GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract
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Year up to a maximum of 10 Contract Years, subject to the Benefit Base cap of $5 million. The Accumulation Credit applicable to new Contract sales is disclosed in a Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.
The Great-West Secure Income Plus GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider offers additional benefits in exchange for a higher Guarantee Benefit Fee.
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.
Calculation of Installment Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW%, Joint GAW%, or Accumulation Credit, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Numerical Examples of the GAW- Great-West Secure Income Plus GLWB Rider
(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
Scenario #1: 72-Year-Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)
Scenario #2: 68-Year-Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 3.50%
(for a 63-year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #3: 60-Year-Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #4: 71-Year-Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 4.50%
(for a 65-year-old)
GAW = $3,600 ($80,000 x 4.50%)
The Great-West Secure Income Plus GLWB Rider calculates annual adjustments to your Benefit Base differently than the other GLWB Riders:
On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:
•	your current Benefit Base plus an Accumulation Credit; or
•	your current Covered Fund Value.
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The Accumulation Credit is equal to the sum of A and B:
A.	Greater of the Accumulation Credit in effect at the time you purchase your Contract times:
i.	the Market Ratchet Value (the last adjustment to the Benefit Base as a result of an increase to the Covered Fund Value) adjusted for proportional withdrawals; or
ii.	the sum of previous years’ Great-West Secure Income Plus GLWB Rider Contributions less proportional withdrawals.
B.	the Accumulation Credit in effect at the time you purchase your Contract times the proportional Contributions in Ratchet Period.
In any year in which there is an Excess Withdrawal, the Accumulation Credit will be zero. The accumulation period begins on the Rider Election Date and ends on the earliest of:
•	the 10th anniversary after the Rider Election Date;
•	the commencement of the GAW Phase; or
•	the date the Great-West Secure Income Plus GLWB Rider terminates.
When the accumulation period ends, the Accumulation Credit will be zero.
Great-West Secure Income Max GLWB Rider:
Guarantee Benefit Fee = 1.20% of the Benefit Base.
Provided all conditions are met, the Great-West Secure Income Max GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Owners may receive a higher GAW% for Rider Contributions aged 5 years or more prior to starting the GAW Phase. The Distribution Credit applicable to new Contract sales is disclosed in a Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.
The Great-West Secure Income Max GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Max GLWB Rider offers additional benefits in exchange for a higher Guarantee Benefit Fee.
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.
Calculation of Installment Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW%, Joint GAW%, or Distribution Credit, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Numerical Examples of the GAW- Great-West Secure Income Max GLWB Rider
(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
Scenario #1: 72-Year-Old Single Covered Person, Starting Withdrawals within Five Years of Contribution
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)
Scenario #2: 72-Year-Old Single Covered Person, Starting Withdrawals Five years after Contribution
Benefit Base = $80,000
Single GAW%: 7.00% (GAW% Enhanced by 1% Distribution Credit)
GAW = $5,600 ($80,000 x 7.00%)
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Scenario #3: 68-Year-Old Joint Covered Person with a 63 Year Old Spouse, Starting Withdrawals within Five Years of Contribution
Benefit Base = $80,000
Joint GAW% = 3.50%
(for a 63-year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #4: 60-Year-Old Single Covered Person Starting Withdrawals within Five Years of Contribution
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #5: 71-Year-Old Joint Covered Person with a 65 Year Old Spouse, Starting Withdrawals Five years after Contribution
Benefit Base = $80,000
Joint GAW% = 5.50% (GAW% Enhanced by 1% Distribution Credit)
(for a 65-year-old)
GAW = $4,400 ($80,000 x 5.50%)
Great-West Secure Income Foundation GLWB Rider:
Guarantee Benefit Fee = 0.90% of the Benefit Base.
Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The Great-West Secure Income Foundation GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an age reset calculation results in a higher GAW Amount.
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.
Calculation of Installment Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW% or Joint GAW%, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Numerical Examples of the GAW- Great-West Secure Income Foundation GLWB Rider
(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
Scenario #1: 72 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)
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Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW%: 3.50% (for 63 year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #3: 60 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW%: 4.50% (for a 65 year old)
GAW = $3,600 ($80,000 x 4.50%)
Ratchet to Benefit Base During the GAW Phase (applicable to all GLWB Riders)
Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made by a Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.
On each Ratchet Date, the Benefit Base automatically adjusts to the greater of:
(a)	the current Benefit Base; or
(b)	the current Covered Fund Value.
GAWs will adjust annually on the Ratchet Date based on the new Benefit Base. This information will be reflected in your quarterly statement and online.
Reset of the GAW% During the GAW Phase (applicable to all GLWB Riders)
Annually, Great-West shall multiply the Covered Fund Value, subject to the Benefit Base cap, as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. Great-West will then provide the Owner with the result of this calculation. This information will be reflected in your quarterly statement and online.
Installments will not change unless Requested by the Owner. Unless you have provided the RROC with a Request to always increase your Installments to the maximum permitted amount, your Installments will not automatically default to the maximum, and will not change unless Requested by the Owner. You may Request to change your Installments at any time before your next Ratchet Date. If beneficial, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If the reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to reset.
Example:
If (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date)
is greater than (Current GAW%) x (Current Benefit Base)
then (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and (Covered Fund Value) = (New Benefit Base)
Numerical Example When Reset is Beneficial
Assume the following:
Age at Initial Installment Date: 60
Attained Age: 70
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Covered Fund Value = $120,000
Current Benefit Base = $125,000
Current GAW% before Ratchet Date: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained Age GAW%) x (Covered Fund Value) = 6% x $120,000 = $7,200

So New GAW is $7,200
New Benefit Base is $120,000
New GAW% of 6% will take effect
Numerical Example When Reset is NOT Beneficial
Assume the following:
Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $75,000
Current Benefit Base = $125,000
Current GAW% before Ratchet: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained age withdrawal %) x (Covered Fund Value) = 6% x $75,000 = $4,500

So, because $4,500 is less than current GAW of $5,000, no Reset of the GAW% will take effect.
The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider. If you would like more information on the GLWB Riders, the GAW%, Joint GAW%, Accumulation Credit, or Distribution Credit applicable to you, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. You should consult a tax advisor for further information.
Federal Tax Matters
This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.
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Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An Owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). An Owner who is a “non-natural entity,” such as a Non-Grantor Trust, will generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed. However, if the Non-Grantor Trust is considered to be an agent for a natural person, the Contract generally will be treated as held by a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule. Under a Grantor Trust, the Grantor, who must be a natural person, is treated as the Owner of the Contract for tax purposes. Under a custodial or trusteed IRA account, the Underlying IRA Holder, who must be a natural person, is treated as the IRA owner for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.
Withdrawals
Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
The IRS has not provided guidance as to the tax treatment of the charge for a GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value as a deemed withdrawal from the contract subject to current income tax to the extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
•	Made on or after the date on which the Owner reaches age 59 1⁄2;
•	Made as a result of death or disability of the Owner;
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
Similar penalties are imposed on premature distributions from Qualified Annuity Contracts. For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.
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Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:
•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above;
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:
•	If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner;
•	If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
See “Required Minimum Distributions from Qualified Annuity Contracts” below.
Diversification of Investments
For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Covered Fund(s) or the Portfolios, we expect that the Covered Fund(s) and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
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Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.
In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.
Under Rev. Proc. 2011-38:
•	The period of time in which cash can be withdrawn from either contract after a partial transfer has been significantly shortened from 12 months beginning on the date of the transfer to 180 days; and
•	Annuity payments that satisfy the partial annuitization rule of IRC Section 72(a)(2) will not be treated as a distribution from either the old or new contract.
Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.
Rollovers from Qualified Retirement Plans and IRAs
The Contract may be purchased through a rollover of assets from qualified retirement plans. You should consult with your plan sponsor, as well as a qualified tax professional, before rolling over retirement plan assets. The Contract may also be purchased through a rollover of assets from an IRA or Simplified Employee Pension (SEP) IRA.
Inherited IRAs
The Contract may be purchased by a beneficiary of an inherited IRA. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as an inherited IRA.
Assignment, Transfer or Exchange of the Contract
You may change the Owner any time before the Owner's death, unless otherwise proscribed by applicable law. You must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. An assignment of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of a GLWB Rider” above.
The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.
Assignment or transfer of Ownership while the Owner is still alive will result in cancellation of any Pre-Selected Beneficiary Payout Options chosen by the Owner. See “Pre-Selected Beneficiary Payout Options” above for more information.
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Investment Income Surtax
Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult with a competent tax advisor about the impact of the Investment Income Surtax on you.
Domestic Partnerships, Civil Unions, and Same-Sex Marriages
The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a ‘marriage’ under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.
Qualified Annuity Contracts
Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code and Roth Individual Retirement Annuities under section 408A of the Code:
•	Only the Owner may be the Annuitant of the Contract;
•	Only one Owner may be established under the Contract;
•	The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;
•	The entire interest of the Owner is non-forfeitable;
•	The Owner may not borrow any money under the Contract or pledge it as security for a loan;
•	The Contract is non-transferable: the Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree; and
•	Separate records will be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.
Contributions to Qualified Annuity Contracts
Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in Section 408(k), Contributions will only be accepted if they are in cash and the total of such Contributions must not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.
The Owner has sole responsibility for determining whether any premium payment meets applicable income tax requirements.
Required Minimum Distributions from Qualified Annuity Contracts
It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. Required Minimum Distributions (“RMDs”) made from a GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code.
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The Owner must begin to take payments which satisfy the minimum distribution requirements of the Code no later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1⁄2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.
During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund(s).
The Owner should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount.
Distributions Before Death in Qualified Annuity Contracts
Notwithstanding any provision of the Contract, Rider, or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract will be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
The Owner’s entire interest in the non-Roth Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date, which is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1⁄2. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the non-Roth Contract distributed in one of the following forms:
•	A single sum payment;
•	Equal or substantially equal payments no less frequently than annually over the life of the Owner;
•	Equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;
•	Equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or
•	Equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.
All distributions made hereunder will be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.
If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.
Distributions Upon Death in Qualified Annuity Contracts
Distributions beginning before death. If the Owner dies after distribution has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions beginning after death. If the Owner dies before distribution has begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:
1)	If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died;
2)	If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1⁄2;
3)	If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
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Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.
Distribution of the Contracts
We offer the Contracts on a continuous basis to customers of registered investment advisers, brokerage firms, and their affiliated insurance agencies. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are Consultants. GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934 (the “Exchange Act”), and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
No sales commissions are paid to Consultants on sales of the Contracts. However, Consultants may charge you an advisory or similar fee under an agreement you have with them independent of Great-West or GWFS. Great-West and GWFS do not offer advice on how to allocate your Contributions, and we are not responsible for any advice your Consultant provides to you. Great-West and GWFS do not endorse any Consultant or make any representations as to their qualifications.
Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”), in all cases as agent for GWFS, may pay eligible Consultants or other entities compensation for the promotion and sale of the Contract. Compensation paid to eligible Consultants or other entities is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through a number of sources, such as fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Payments We Receive” above. The Company may pay a portion of these proceeds to eligible Consultants or other entities for distribution services.
To the extent permitted by FINRA rules, applicable state insurance law and regulations, and Department of Labor rules and regulations, and as mutually agreed upon by the Company and eligible Consultants or other entities, the Company may pay a portion of these proceeds to eligible Consultants or other entities:
•	for distribution services;
•	as compensation for administrative and insurance services provided by the Consultants on behalf of GWFS;
•	as a marketing allowance or other promotional incentive; and
•	as payments in the form of cash or other compensation.
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
65

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Owners have no voting rights in Great-West.
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law;
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account;
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law;
•	To cease accepting Contributions at any time at our discretion;
•	To limit the number of Contracts that you may purchase;
•	To cease offering the Contract and/or GLWB Riders to new sales;
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity;
•	To change the time or time of day that a valuation date is deemed to have ended; and
•	To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A.
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our
66

website and other operational disruption, and unauthorized release of confidential Owner information. Such system failures and cyber-attacks affecting us, the Portfolios or Covered Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Annuity Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios or Covered Funds invest, which may cause the Portfolios or Covered Funds underlying your Contract to lose value. There can be no assurance that we, the Portfolios or Covered Funds, or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The consolidated financial statements of Great-West Life & Annuity Insurance Company and Subsidiaries included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Available Information
You may Request a free copy of the SAI. Please direct any oral, written, or electronic Request for such documents to:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
(877) 723-8723
AnnuityOperations@greatwest.com
The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract, the Riders, and the Series Account.
You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at (800) SEC-0330.
The SAI contains more specific information relating to the Series Account and Great-West, such as:
•	general information;
•	information about Great-West Life & Annuity Insurance Company and the Variable Annuity-2 Series Account;
•	calculation of annuity payouts;
•	services;
•	withholding; and
•	financial statements.
67

APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
INVESTMENT DIVISION (0.20)	2017
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
Value at beginning of period	10.00
Value at end of period	9.90
Number of accumulation units outstanding at end of period	2,987
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
Value at beginning of period	10.00
Value at end of period	12.47
Number of accumulation units outstanding at end of period	7,314
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
Value at beginning of period	10.00
Value at end of period	10.35
Number of accumulation units outstanding at end of period	4,493
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	11.12
Number of accumulation units outstanding at end of period	26,228
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
Value at beginning of period	10.00
Value at end of period	10.84
Number of accumulation units outstanding at end of period	23,588
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
Value at beginning of period	10.00
Value at end of period	11.45
Number of accumulation units outstanding at end of period	23,941
AMERICAN FUNDS IS INTERNATIONAL FUND
Value at beginning of period	10.00
Value at end of period	13.16
Number of accumulation units outstanding at end of period	8,358
AMERICAN FUNDS IS NEW WORLD FUND
Value at beginning of period	10.00
Value at end of period	12.88
Number of accumulation units outstanding at end of period	9,423
BLACKROCK GLOBAL ALLOCATION VI FUND
Value at beginning of period	10.00
Value at end of period	11.35
Number of accumulation units outstanding at end of period	3,509
BLACKROCK HIGH YIELD VI FUND
Value at beginning of period	10.00
Value at end of period	10.69
Number of accumulation units outstanding at end of period	35,856
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	10.00
Value at end of period	11.45
Number of accumulation units outstanding at end of period	0
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.77
Number of accumulation units outstanding at end of period	0
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	10.00

INVESTMENT DIVISION (0.20)	2017
Value at end of period	12.37
Number of accumulation units outstanding at end of period	356
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	10.00
Value at end of period	13.99
Number of accumulation units outstanding at end of period	10,279
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Value at beginning of period	10.00
Value at end of period	12.19
Number of accumulation units outstanding at end of period	586
DELAWARE VIP REIT SERIES
Value at beginning of period	10.00
Value at end of period	10.11
Number of accumulation units outstanding at end of period	907
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	10.00
Value at end of period	11.15
Number of accumulation units outstanding at end of period	15,448
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	10.00
Value at end of period	12.57
Number of accumulation units outstanding at end of period	1,867
DEUTSCHE GLOBAL SMALL CAP VIP
Value at beginning of period	10.00
Value at end of period	11.94
Number of accumulation units outstanding at end of period	0
EATON VANCE VT FLOATING-RATE INCOME FUND
Value at beginning of period	10.00
Value at end of period	10.32
Number of accumulation units outstanding at end of period	146,961
FEDERATED HIGH INCOME BOND FUND II
Value at beginning of period	10.00
Value at end of period	10.27
Number of accumulation units outstanding at end of period	694
FIDELITY VIP BALANCED PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.88
Number of accumulation units outstanding at end of period	155,819
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	10.00
Value at end of period	11.77
Number of accumulation units outstanding at end of period	0
FRANKLIN INCOME VIP FUND
Value at beginning of period	10.00
Value at end of period	10.93
Number of accumulation units outstanding at end of period	9,089
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.49
Number of accumulation units outstanding at end of period	4,335
GOLDMAN SACHS VIT STRATEGIC INCOME FUND
Value at beginning of period	10.00
Value at end of period	9.75
Number of accumulation units outstanding at end of period	0
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND

INVESTMENT DIVISION (0.20)	2017
Value at beginning of period	10.00
Value at end of period	12.36
Number of accumulation units outstanding at end of period	18,615
GREAT-WEST AGGRESSIVE PROFILE FUND
Value at beginning of period	10.00
Value at end of period	11.26
Number of accumulation units outstanding at end of period	5,220
GREAT-WEST ARIEL MID CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	11.48
Number of accumulation units outstanding at end of period	0
GREAT-WEST BOND INDEX FUND
Value at beginning of period	10.00
Value at end of period	10.29
Number of accumulation units outstanding at end of period	228,038
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L
Value at beginning of period	10.00
Value at end of period	10.39
Number of accumulation units outstanding at end of period	24,327
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS
Value at beginning of period	10.00
Value at end of period	10.41
Number of accumulation units outstanding at end of period	16,793
GREAT-WEST CORE BOND FUND
Value at beginning of period	10.00
Value at end of period	10.37
Number of accumulation units outstanding at end of period	23,117
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	11.68
Number of accumulation units outstanding at end of period	2,070
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Value at beginning of period	10.00
Value at end of period	10.02
Number of accumulation units outstanding at end of period	700,622
GREAT-WEST INTERNATIONAL INDEX FUND
Value at beginning of period	10.00
Value at end of period	12.44
Number of accumulation units outstanding at end of period	103,992
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	10.66
Number of accumulation units outstanding at end of period	779
GREAT-WEST LIFETIME 2015 FUND
Value at beginning of period	10.00
Value at end of period	11.09
Number of accumulation units outstanding at end of period	10,895
GREAT-WEST LIFETIME 2020 FUND
Value at beginning of period	10.00
Value at end of period	11.22
Number of accumulation units outstanding at end of period	0
GREAT-WEST LIFETIME 2025 FUND
Value at beginning of period	10.00
Value at end of period	11.39
Number of accumulation units outstanding at end of period	11,277

INVESTMENT DIVISION (0.20)	2017
GREAT-WEST LIFETIME 2030 FUND
Value at beginning of period	10.00
Value at end of period	11.59
Number of accumulation units outstanding at end of period	11,161
GREAT-WEST LIFETIME 2035 FUND
Value at beginning of period	10.00
Value at end of period	11.81
Number of accumulation units outstanding at end of period	2,433
GREAT-WEST LIFETIME 2045 FUND
Value at beginning of period	10.00
Value at end of period	11.93
Number of accumulation units outstanding at end of period	12,299
GREAT-WEST LIFETIME 2045 FUND
Value at beginning of period	10.00
Value at end of period	12.02
Number of accumulation units outstanding at end of period	0
GREAT-WEST LIFETIME 2055 FUND
Value at beginning of period	10.00
Value at end of period	12.06
Number of accumulation units outstanding at end of period	0
GREAT-WEST LOOMIS SAYLES BOND FUND
Value at beginning of period	10.00
Value at end of period	10.61
Number of accumulation units outstanding at end of period	25,534
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	10.95
Number of accumulation units outstanding at end of period	2,813
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Value at beginning of period	10.00
Value at end of period	12.64
Number of accumulation units outstanding at end of period	5,086
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Value at beginning of period	10.00
Value at end of period	12.62
Number of accumulation units outstanding at end of period	22,202
GREAT-WEST MODERATE PROFILE FUND CLASS L
Value at beginning of period	10.00
Value at end of period	10.76
Number of accumulation units outstanding at end of period	33,993
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS
Value at beginning of period	10.00
Value at end of period	10.78
Number of accumulation units outstanding at end of period	122,273
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Value at beginning of period	10.00
Value at end of period	10.93
Number of accumulation units outstanding at end of period	12,863
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
Value at beginning of period	10.00
Value at end of period	10.56
Number of accumulation units outstanding at end of period	30,433
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS
Value at beginning of period	10.00
Value at end of period	10.59

INVESTMENT DIVISION (0.20)	2017
Number of accumulation units outstanding at end of period	42,112
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Value at beginning of period	10.00
Value at end of period	12.98
Number of accumulation units outstanding at end of period	0
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Value at beginning of period	10.00
Value at end of period	12.13
Number of accumulation units outstanding at end of period	0
GREAT-WEST PUTNAM EQUITY INCOME FUND
Value at beginning of period	10.00
Value at end of period	11.85
Number of accumulation units outstanding at end of period	8,289
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Value at beginning of period	10.00
Value at end of period	10.64
Number of accumulation units outstanding at end of period	3,946
GREAT-WEST REAL ESTATE INDEX FUND
Value at beginning of period	10.00
Value at end of period	10.29
Number of accumulation units outstanding at end of period	30,919
GREAT-WEST S&P 500® INDEX FUND
Value at beginning of period	10.00
Value at end of period	12.09
Number of accumulation units outstanding at end of period	315,421
GREAT-WEST S&P MID CAP 400® INDEX FUND
Value at beginning of period	10.00
Value at end of period	11.54
Number of accumulation units outstanding at end of period	97,224
GREAT-WEST S&P SMALLCAP 600® INDEX FUND
Value at beginning of period	10.00
Value at end of period	11.25
Number of accumulation units outstanding at end of period	93,448
GREAT-WEST SECURE FOUNDATION BALANCED FUND
Value at beginning of period	10.00
Value at end of period	11.24
Number of accumulation units outstanding at end of period	79,503
GREAT-WEST SHORT DURATION BOND FUND
Value at beginning of period	10.00
Value at end of period	10.18
Number of accumulation units outstanding at end of period	32,666
GREAT-WEST T ROWE PRICE MIDCAP GROWTH FUND
Value at beginning of period	10.00
Value at end of period	12.42
Number of accumulation units outstanding at end of period	9,552
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Value at beginning of period	10.00
Value at end of period	10.17
Number of accumulation units outstanding at end of period	5,550
GREAT-WEST US GOVERNMENT SECURITIES FUND
Value at beginning of period	10.00
Value at end of period	10.20
Number of accumulation units outstanding at end of period	12,298
INVESCO V.I. GLOBAL REAL ESTATE FUND
Value at beginning of period	10.00

INVESTMENT DIVISION (0.20)	2017
Value at end of period	11.25
Number of accumulation units outstanding at end of period	443
INVESCO V.I. GROWTH & INCOME FUND
Value at beginning of period	10.00
Value at end of period	11.38
Number of accumulation units outstanding at end of period	5,282
INVESCO V.I. INTERNATIONAL GROWTH FUND
Value at beginning of period	10.00
Value at end of period	12.25
Number of accumulation units outstanding at end of period	3,628
INVESCO V.I. SMALL CAP EQUITY FUND
Value at beginning of period	10.00
Value at end of period	11.35
Number of accumulation units outstanding at end of period	0
IVY VIP ENERGY FUND
Value at beginning of period	10.00
Value at end of period	8.72
Number of accumulation units outstanding at end of period	229
JANUS HENDERSON VIT BALANCED PORTFOLIO
Value at beginning of period	10.00
Value at end of period	11.79
Number of accumulation units outstanding at end of period	169,221
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO
Value at beginning of period	10.00
Value at end of period	12.68
Number of accumulation units outstanding at end of period	13,572
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.31
Number of accumulation units outstanding at end of period	8,787
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
Value at beginning of period	10.00
Value at end of period	12.97
Number of accumulation units outstanding at end of period	0
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
Value at beginning of period	10.00
Value at end of period	12.02
Number of accumulation units outstanding at end of period	5,523
MFS VIT II TECHNOLOGY PORTFOLIO
Value at beginning of period	10.00
Value at end of period	13.84
Number of accumulation units outstanding at end of period	80,770
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
Value at beginning of period	10.00
Value at end of period	11.04
Number of accumulation units outstanding at end of period	0
NEUBERGER BERMAN AMT SOCIALLY RESPONSIBLE PORTFOLIO
Value at beginning of period	10.00
Value at end of period	11.79
Number of accumulation units outstanding at end of period	0
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
Value at beginning of period	10.00
Value at end of period	11.22
Number of accumulation units outstanding at end of period	0
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

INVESTMENT DIVISION (0.20)	2017
Value at beginning of period	10.00
Value at end of period	11.37
Number of accumulation units outstanding at end of period	707
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.18
Number of accumulation units outstanding at end of period	2,507
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.86
Number of accumulation units outstanding at end of period	0
PIMCO VIT LOW DURATION PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.10
Number of accumulation units outstanding at end of period	12,267
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.33
Number of accumulation units outstanding at end of period	4,721
PIMCO VIT SHORT TERM PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.21
Number of accumulation units outstanding at end of period	8,518
PIMCO VIT TOTAL RETURN PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.46
Number of accumulation units outstanding at end of period	64,768
PUTNAM VT ABSOLUTE RETURN 500 FUND
Value at beginning of period	10.00
Value at end of period	10.68
Number of accumulation units outstanding at end of period	0
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
Value at beginning of period	10.00
Value at end of period	10.18
Number of accumulation units outstanding at end of period	2,234
PUTNAM VT CAPITAL OPPORTUNITIES FUND
Value at beginning of period	10.00
Value at end of period	10.77
Number of accumulation units outstanding at end of period	2,342
PUTNAM VT EQUITY INCOME FUND
Value at beginning of period	10.00
Value at end of period	11.36
Number of accumulation units outstanding at end of period	0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
Value at beginning of period	10.00
Value at end of period	11.51
Number of accumulation units outstanding at end of period	1,463
PUTNAM VT GLOBAL EQUITY FUND
Value at beginning of period	10.00
Value at end of period	12.81
Number of accumulation units outstanding at end of period	3
PUTNAM VT GROWTH OPPORTUNITIES FUND
Value at beginning of period	10.00
Value at end of period	13.06
Number of accumulation units outstanding at end of period	6,338

INVESTMENT DIVISION (0.20)	2017
PUTNAM VT INCOME FUND
Value at beginning of period	10.00
Value at end of period	10.54
Number of accumulation units outstanding at end of period	6,189
PUTNAM VT INTERNATIONAL EQUITY FUND
Value at beginning of period	10.00
Value at end of period	12.63
Number of accumulation units outstanding at end of period	0
PUTNAM VT INTERNATIONAL GROWTH FUND
Value at beginning of period	10.00
Value at end of period	13.48
Number of accumulation units outstanding at end of period	0
PUTNAM VT INTERNATIONAL VALUE FUND
Value at beginning of period	10.00
Value at end of period	12.44
Number of accumulation units outstanding at end of period	8
PUTNAM VT INVESTORS FUND
Value at beginning of period	10.00
Value at end of period	12.26
Number of accumulation units outstanding at end of period	1,958
PUTNAM VT RESEARCH FUND
Value at beginning of period	10.00
Value at end of period	12.31
Number of accumulation units outstanding at end of period	0
PUTNAM VT SMALL CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	10.77
Number of accumulation units outstanding at end of period	780
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Value at beginning of period	10.00
Value at end of period	13.56
Number of accumulation units outstanding at end of period	88,725
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Value at beginning of period	10.00
Value at end of period	12.71
Number of accumulation units outstanding at end of period	30,255
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S
Value at beginning of period	10.00
Value at end of period	9.78
Number of accumulation units outstanding at end of period	3,492

INVESTMENT DIVISION (0.40)	2017
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
Value at beginning of period	10.00
Value at end of period	9.88
Number of accumulation units outstanding at end of period	1,081
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
Value at beginning of period	10.00
Value at end of period	12.45
Number of accumulation units outstanding at end of period	1,147
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
Value at beginning of period	10.00
Value at end of period	10.33
Number of accumulation units outstanding at end of period	0

INVESTMENT DIVISION (0.40)	2017
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	11.10
Number of accumulation units outstanding at end of period	5,822
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
Value at beginning of period	10.00
Value at end of period	10.81
Number of accumulation units outstanding at end of period	3,490
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
Value at beginning of period	10.00
Value at end of period	11.44
Number of accumulation units outstanding at end of period	6,592
AMERICAN FUNDS IS INTERNATIONAL FUND
Value at beginning of period	10.00
Value at end of period	13.14
Number of accumulation units outstanding at end of period	3,241
AMERICAN FUNDS IS NEW WORLD FUND
Value at beginning of period	10.00
Value at end of period	12.85
Number of accumulation units outstanding at end of period	928
BLACKROCK GLOBAL ALLOCATION VI FUND
Value at beginning of period	10.00
Value at end of period	11.33
Number of accumulation units outstanding at end of period	33,837
BLACKROCK HIGH YIELD VI FUND
Value at beginning of period	10.00
Value at end of period	10.67
Number of accumulation units outstanding at end of period	5,343
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	10.00
Value at end of period	11.44
Number of accumulation units outstanding at end of period	935
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.75
Number of accumulation units outstanding at end of period	756
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	10.00
Value at end of period	12.34
Number of accumulation units outstanding at end of period	1,090
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	10.00
Value at end of period	13.97
Number of accumulation units outstanding at end of period	1,501
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Value at beginning of period	10.00
Value at end of period	12.17
Number of accumulation units outstanding at end of period	0
DELAWARE VIP REIT SERIES
Value at beginning of period	10.00
Value at end of period	10.09
Number of accumulation units outstanding at end of period	0
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	10.00
Value at end of period	11.13

INVESTMENT DIVISION (0.40)	2017
Number of accumulation units outstanding at end of period	0
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	10.00
Value at end of period	12.55
Number of accumulation units outstanding at end of period	0
DEUTSCHE GLOBAL SMALL CAP VIP
Value at beginning of period	10.00
Value at end of period	11.91
Number of accumulation units outstanding at end of period	0
EATON VANCE VT FLOATING-RATE INCOME FUND
Value at beginning of period	10.00
Value at end of period	10.30
Number of accumulation units outstanding at end of period	730
FEDERATED HIGH INCOME BOND FUND II
Value at beginning of period	10.00
Value at end of period	10.26
Number of accumulation units outstanding at end of period	364
FIDELITY VIP BALANCED PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.86
Number of accumulation units outstanding at end of period	23,262
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	10.00
Value at end of period	11.75
Number of accumulation units outstanding at end of period	0
FRANKLIN INCOME VIP FUND
Value at beginning of period	10.00
Value at end of period	10.91
Number of accumulation units outstanding at end of period	12,178
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.47
Number of accumulation units outstanding at end of period	0
GOLDMAN SACHS VIT STRATEGIC INCOME FUND
Value at beginning of period	10.00
Value at end of period	9.73
Number of accumulation units outstanding at end of period	0
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
Value at beginning of period	10.00
Value at end of period	12.33
Number of accumulation units outstanding at end of period	0
GREAT-WEST AGGRESSIVE PROFILE FUND
Value at beginning of period	10.00
Value at end of period	11.25
Number of accumulation units outstanding at end of period	0
GREAT-WEST ARIEL MID CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	11.46
Number of accumulation units outstanding at end of period	0
GREAT-WEST BOND INDEX FUND
Value at beginning of period	10.00
Value at end of period	10.26
Number of accumulation units outstanding at end of period	27,352
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L
Value at beginning of period	10.00

INVESTMENT DIVISION (0.40)	2017
Value at end of period	10.38
Number of accumulation units outstanding at end of period	0
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS
Value at beginning of period	10.00
Value at end of period	10.40
Number of accumulation units outstanding at end of period	30,193
GREAT-WEST CORE BOND FUND
Value at beginning of period	10.00
Value at end of period	10.35
Number of accumulation units outstanding at end of period	0
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	11.65
Number of accumulation units outstanding at end of period	0
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Value at beginning of period	10.00
Value at end of period	10.00
Number of accumulation units outstanding at end of period	81,984
GREAT-WEST INTERNATIONAL INDEX FUND
Value at beginning of period	10.00
Value at end of period	12.41
Number of accumulation units outstanding at end of period	4,465
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	10.64
Number of accumulation units outstanding at end of period	0
GREAT-WEST LIFETIME 2015 FUND
Value at beginning of period	10.00
Value at end of period	11.07
Number of accumulation units outstanding at end of period	42,972
GREAT-WEST LIFETIME 2020 FUND
Value at beginning of period	10.00
Value at end of period	11.20
Number of accumulation units outstanding at end of period	73,738
GREAT-WEST LIFETIME 2025 FUND
Value at beginning of period	10.00
Value at end of period	11.37
Number of accumulation units outstanding at end of period	12,445
GREAT-WEST LIFETIME 2030 FUND
Value at beginning of period	10.00
Value at end of period	11.57
Number of accumulation units outstanding at end of period	0
GREAT-WEST LIFETIME 2035 FUND
Value at beginning of period	10.00
Value at end of period	11.79
Number of accumulation units outstanding at end of period	0
GREAT-WEST LIFETIME 2040 FUND
Value at beginning of period	10.00
Value at end of period	11.91
Number of accumulation units outstanding at end of period	0
GREAT-WEST LIFETIME 2045 FUND
Value at beginning of period	10.00
Value at end of period	11.99
Number of accumulation units outstanding at end of period	0
GREAT-WEST LIFETIME 2055 FUND

INVESTMENT DIVISION (0.40)	2017
Value at beginning of period	10.00
Value at end of period	12.03
Number of accumulation units outstanding at end of period	12,934
GREAT-WEST LOOMIS SAYLES BOND FUND
Value at beginning of period	10.00
Value at end of period	10.58
Number of accumulation units outstanding at end of period	33,271
GREAT-WEST LOOMIS SAYLES SMALL-CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	10.93
Number of accumulation units outstanding at end of period	4,120
GREAT-WEST MFS INTERNATIONAL GROWTH FUND
Value at beginning of period	10.00
Value at end of period	12.61
Number of accumulation units outstanding at end of period	1,074
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Value at beginning of period	10.00
Value at end of period	12.60
Number of accumulation units outstanding at end of period	8,687
GREAT-WEST MODERATE PROFILE FUND CLASS L
Value at beginning of period	10.00
Value at end of period	10.74
Number of accumulation units outstanding at end of period	0
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS
Value at beginning of period	10.00
Value at end of period	10.77
Number of accumulation units outstanding at end of period	110,609
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Value at beginning of period	10.00
Value at end of period	10.92
Number of accumulation units outstanding at end of period	0
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
Value at beginning of period	10.00
Value at end of period	10.55
Number of accumulation units outstanding at end of period	0
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS
Value at beginning of period	10.00
Value at end of period	10.58
Number of accumulation units outstanding at end of period	46,038
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Value at beginning of period	10.00
Value at end of period	12.95
Number of accumulation units outstanding at end of period	824
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Value at beginning of period	10.00
Value at end of period	12.10
Number of accumulation units outstanding at end of period	0
GREAT-WEST PUTNAM EQUITY INCOME FUND
Value at beginning of period	10.00
Value at end of period	11.82
Number of accumulation units outstanding at end of period	514
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Value at beginning of period	10.00
Value at end of period	10.62
Number of accumulation units outstanding at end of period	0

INVESTMENT DIVISION (0.40)	2017
GREAT-WEST REAL ESTATE INDEX FUND
Value at beginning of period	10.00
Value at end of period	10.27
Number of accumulation units outstanding at end of period	4,284
GREAT-WEST S&P 500® INDEX FUND
Value at beginning of period	10.00
Value at end of period	12.07
Number of accumulation units outstanding at end of period	138,147
GREAT-WEST S&P MID CAP 400® INDEX FUND
Value at beginning of period	10.00
Value at end of period	11.52
Number of accumulation units outstanding at end of period	58,754
GREAT-WEST S&P SMALLCAP 600® INDEX FUND
Value at beginning of period	10.00
Value at end of period	11.23
Number of accumulation units outstanding at end of period	143,890
GREAT-WEST SECUREFOUNDATION BALANCED FUND
Value at beginning of period	10.00
Value at end of period	11.22
Number of accumulation units outstanding at end of period	0
GREAT-WEST SHORT DURATION BOND FUND
Value at beginning of period	10.00
Value at end of period	10.16
Number of accumulation units outstanding at end of period	22,737
GREAT-WEST T ROWE PRICE MIDCAP GROWTH FUND
Value at beginning of period	10.00
Value at end of period	12.39
Number of accumulation units outstanding at end of period	31,807
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Value at beginning of period	10.00
Value at end of period	10.15
Number of accumulation units outstanding at end of period	0
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Value at beginning of period	10.00
Value at end of period	10.18
Number of accumulation units outstanding at end of period	8,562
INVESCO V.I. GLOBAL REAL ESTATE FUND
Value at beginning of period	10.00
Value at end of period	11.23
Number of accumulation units outstanding at end of period	212
INVESCO V.I. GROWTH & INCOME FUND
Value at beginning of period	10.00
Value at end of period	11.36
Number of accumulation units outstanding at end of period	18,681
INVESCO V.I. INTERNATIONAL GROWTH FUND
Value at beginning of period	10.00
Value at end of period	12.22
Number of accumulation units outstanding at end of period	0
INVESCO V.I. SMALL CAP EQUITY FUND
Value at beginning of period	10.00
Value at end of period	11.33
Number of accumulation units outstanding at end of period	0
IVY VIP ENERGY FUND
Value at beginning of period	10.00
Value at end of period	8.70

INVESTMENT DIVISION (0.40)	2017
Number of accumulation units outstanding at end of period	664
JANUS HENDERSON VIT BALANCED PORTFOLIO
Value at beginning of period	10.00
Value at end of period	11.77
Number of accumulation units outstanding at end of period	0
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO
Value at beginning of period	10.00
Value at end of period	12.66
Number of accumulation units outstanding at end of period	30,812
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.29
Number of accumulation units outstanding at end of period	0
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
Value at beginning of period	10.00
Value at end of period	12.94
Number of accumulation units outstanding at end of period	0
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
Value at beginning of period	10.00
Value at end of period	12.00
Number of accumulation units outstanding at end of period	842
MFS VIT II TECHNOLOGY PORTFOLIO
Value at beginning of period	10.00
Value at end of period	13.81
Number of accumulation units outstanding at end of period	1,156
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
Value at beginning of period	10.00
Value at end of period	11.02
Number of accumulation units outstanding at end of period	457
NEUBERGER BERMAN AMT SOCIALLY RESPONSIBLE PORTFOLIO
Value at beginning of period	10.00
Value at end of period	11.76
Number of accumulation units outstanding at end of period	0
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
Value at beginning of period	10.00
Value at end of period	11.21
Number of accumulation units outstanding at end of period	2,247
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
Value at beginning of period	10.00
Value at end of period	11.35
Number of accumulation units outstanding at end of period	530
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.16
Number of accumulation units outstanding at end of period	0
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.84
Number of accumulation units outstanding at end of period	0
PIMCO VIT LOW DURATION PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.08
Number of accumulation units outstanding at end of period	0
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	10.00

INVESTMENT DIVISION (0.40)	2017
Value at end of period	10.31
Number of accumulation units outstanding at end of period	0
PIMCO VIT SHORT TERM PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.19
Number of accumulation units outstanding at end of period	6,476
PIMCO VIT TOTAL RETURN PORTFOLIO
Value at beginning of period	10.00
Value at end of period	10.44
Number of accumulation units outstanding at end of period	1,507
PUTNAM VT ABSOLUTE RETURN 500 FUND
Value at beginning of period	10.00
Value at end of period	10.66
Number of accumulation units outstanding at end of period	0
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
Value at beginning of period	10.00
Value at end of period	10.16
Number of accumulation units outstanding at end of period	12,963
PUTNAM VT CAPITAL OPPORTUNITIES FUND
Value at beginning of period	10.00
Value at end of period	10.75
Number of accumulation units outstanding at end of period	0
PUTNAM VT EQUITY INCOME FUND
Value at beginning of period	10.00
Value at end of period	11.35
Number of accumulation units outstanding at end of period	0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
Value at beginning of period	10.00
Value at end of period	11.49
Number of accumulation units outstanding at end of period	0
PUTNAM VT GLOBAL EQUITY FUND
Value at beginning of period	10.00
Value at end of period	12.79
Number of accumulation units outstanding at end of period	0
PUTNAM VT GROWTH OPPORTUNITIES FUND
Value at beginning of period	10.00
Value at end of period	13.04
Number of accumulation units outstanding at end of period	0
PUTNAM VT INCOME FUND
Value at beginning of period	10.00
Value at end of period	10.52
Number of accumulation units outstanding at end of period	0
PUTNAM VT INTERNATIONAL EQUITY FUND
Value at beginning of period	10.00
Value at end of period	12.61
Number of accumulation units outstanding at end of period	0
PUTNAM VT INTERNATIONAL GROWTH FUND
Value at beginning of period	10.00
Value at end of period	13.45
Number of accumulation units outstanding at end of period	0
PUTNAM VT INTERNATIONAL VALUE FUND
Value at beginning of period	10.00
Value at end of period	12.42
Number of accumulation units outstanding at end of period	0
PUTNAM VT INVESTORS FUND

INVESTMENT DIVISION (0.40)	2017
Value at beginning of period	10.00
Value at end of period	12.24
Number of accumulation units outstanding at end of period	0
PUTNAM VT RESEARCH FUND
Value at beginning of period	10.00
Value at end of period	12.29
Number of accumulation units outstanding at end of period	491
PUTNAM VT SMALL CAP VALUE FUND
Value at beginning of period	10.00
Value at end of period	10.74
Number of accumulation units outstanding at end of period	762
T. ROWE PRICE VIP BLUE CHIP GROWTH PORTFOLIO
Value at beginning of period	10.00
Value at end of period	13.53
Number of accumulation units outstanding at end of period	66,504
T. ROWE PRICE VIP HEALTH SCIENCES PORTFOLIO
Value at beginning of period	10.00
Value at end of period	12.68
Number of accumulation units outstanding at end of period	2,062
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S
Value at beginning of period	10.00
Value at end of period	9.76
Number of accumulation units outstanding at end of period	0

Appendix B - State Variations To The Contract, GLWB Riders, and Endorsements
The following chart discloses all material state variations to the Contract and GLWB Riders, as well as state variations to the Right to Cancel provisions:
STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER
CA	RIGHT TO CANCEL

(If Contract Owner is age 60 years or over):

This policy may be returned within 30 days from the date you received it. During that 30-day period, your money will be placed in a fixed account or money-market fund, unless you direct that the premium be invested in a stock or bond portfolio underlying the policy during the 30-day period. If you do not direct that the premium be invested in a stock or bond portfolio, and if you return the policy within the 30-day period, you will be entitled to a refund of the premium and any policy fee paid. If you direct that the premium be invested in a stock or bond portfolio during the 30-day period, and if you return the policy during that period, you will be entitled to a refund of the policy’s account value on the day the policy is received by the insurance company or agent who sold you this policy, which could be less than the premium you paid for the policy, plus any policy fee paid.

RIGHT TO CANCEL

(If Owner is not age 60 years or over):

You have a 10 day right to cancel. If the Contract is	SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)	SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)	SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)

STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER
issued as a replacement of existing life insurance or annuity coverage, the right to cancel period is extended to 30 days from the date of receiving it. If you are not satisfied with the Contract, return it to the Retirement Resource Operations Center or an agent of the Company. The Contract will be void from the start, and the Company will refund the Annuity Account Value plus any charges and fees. The amount returned during the right to cancel period will not be subject to a Withdrawal Charge.
CT (State Variation Only Applicable to Contracts Issued Before 12/4/2017)	2.03 ASSIGNMENT (Provisions restricting assignment of the GLWB Riders have been deleted.)	SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)	SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)	SECTION 9: ASSIGNMENT

In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)
FL		SECTION 9: ASSIGNMENT In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.	SECTION 9: ASSIGNMENT In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.	SECTION 9: ASSIGNMENT In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER

SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)
SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)
SECTION 10: RIDER TERMINATION

(Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.)

(Provisions requiring Rider termination upon a change of ownership have been deleted.)
MT	6.02 DEATH BENEFIT

The death benefit will be the return of the Annuity Account Value as of the date the Request for payment is received less Premium Tax. When this Contract becomes a claim, settlement will be made within 60 days of receipt of due proof of death. If settlement is made after the first 30 days, the settlement shall include interest earned from the 30th day until the date of settlement. Interest will be paid at a rate no less than required by Montana law.

8.07 CONFORMITY WITH MONTANA STATUTES

The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which the insured resides on or after the effective date of this Contract.
ND	Front Cover If the Contract is issued as a replacement of existing life insurance or annuity coverage, the right to cancel period is extended to 30 days from the date of

STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER
receiving it.

RIGHT TO CANCEL

There is a 20 day right to cancel. If you are not satisfied with the Contract, return it to the Retirement Resource Operations Center or an agent of the Company. The Contract will be void from the start, and the Company will refund the Annuity Account Value plus any charges and fees.

6.02 DEATH BENEFIT

The death benefit will be the return of the Annuity Account Value as of the date the Request for payment is received less Premium Tax. Payments will include reasonable interest accrued from the date of death and will be made no later than 2 months after receipt of notice.
The following chart discloses all material state variations to the Contract Endorsements:
STATE	Non-Grantor Trust Endorsement	Pre-Selected Beneficiary Payout Options Endorsement
CA	TERMINATION

This Endorsement will terminate:
1. upon termination of the Contract,
2. the date the Contract is annuitized,
3. the date death benefits are paid,
4. the date the Contract is surrendered,
5. for Qualified Annuity Contracts, the date there is any change of ownership under the Contract from a Non-Grantor Trust to a natural person, or
6. for Non-Qualified Annuity Contracts, upon Request by the Owner after a change of ownership under the Contract from a Non-Grantor Trust to a natural person.	TERMINATION

This Pre-Selected Beneficiary Payout Option Endorsement will terminate:
1. on termination or surrender of the Contract;
2. upon a Joint Covered Person taking sole Ownership of the Contract;
3. for Qualified Annuity Contracts, upon transfer of Ownership or assignment of the Contract;
4.for Non-Qualified Annuity Contracts, upon Request by the Owner after a change of ownership or assignment of the Contract.
5. on the Annuity Commencement Date; or
6.on cancellation or revocation of any Pre-Selected Beneficiary Payout Options elected by the Owner prior to death.

Appendix C - Historical Guaranteed Annual Withdrawal Percentages And Credits
Below are the historical Guaranteed Annual Withdrawal percentages (GAW%), Joint GAW%, Distribution Credit, and Accumulation Credit applicable to the GLWB Riders described in the Prospectus for the Contract. You may contact the Retirement Resource Operations Center at (877) 723-8723 for the rates and credits applicable to your Contract. A complete description of the GLWB Riders can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Riders.”
CONTRACT APPLICATIONS SIGNED BETWEEN DECEMBER 4, 2017, AND APRIL 30, 2018:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed between December 4, 2017, and April 30, 2018.
Great-West Secure Income Foundation GLWB Rider:
The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	6.00%
Great-West Secure Income Max GLWB Rider:
The Distribution Credit for the Great-West Secure Income Max GLWB Rider is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.40%	5.80%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.90%	5.30%	6.00%
Great-West Secure Income Plus GLWB Rider:
C-1

The Accumulation Credit used to determine the guaranteed minimum amount for the Great-West Secure Income Plus GLWB Rider is 5%. The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	5.00%	6.00%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	4.50%	5.50%
CONTRACT APPLICATIONS SIGNED PRIOR TO DECEMBER 4, 2017:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed prior to December 4, 2017.
Great-West Secure Income Foundation GLWB Rider:
The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%
Great-West Secure Income Max GLWB Rider:
The Distribution Credit for the Great-West Secure Income Max GLWB Rider is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%
C-2

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%
The Great-West Secure Income Max GLWB Rider increases each GAW% by 1% for Withdrawals that begin at least 5 years after the date of Rider Contribution.
Great-West Secure Income Plus GLWB Rider:
The Accumulation Credit used to determine the guaranteed minimum amount for the Great-West Secure Income Plus GLWB Rider is 5%. The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	5.00%	6.00%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	4.50%	5.50%
C-3

VARIABLE ANNUITY-2 SERIES ACCOUNT
GREAT-WEST SMART TRACK® ADVISOR VARIABLE ANNUITY
Individual Flexible Premium Deferred
Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (800) 537-2033
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2018, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173920, Denver, Colorado 80217-3920 or at (877) 723-8723.
The date of this Statement of Additional Information is
May 1, 2018
i

ii

GENERAL INFORMATION
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
AND VARIABLE ANNUITY-2 SERIES ACCOUNT
Great-West Life & Annuity Insurance Company (“Great-West”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. Great-West is a wholly-owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
The assets allocated to the Variable Annuity-2 Series Account (the “Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.
CALCULATION OF ANNUITY PAYMENTS
Variable Annuity Payout Options
Great-West converts the Accumulation Units for each Investment Strategy Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Strategy Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Strategy Sub-Account remains fixed during the Annuity Payment Period.
The first payment under a variable annuity payout option will be based on the value of each Investment Strategy Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Strategy Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Investment Strategy Sub-Account.
SERVICES
A.    Safekeeping of Series Account Assets
The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial
1

institution bond that includes fidelity coverage issued to Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of Great-West.
B.    Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and Subsidiaries included in this Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
C.    Principal Underwriter
The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly-owned subsidiary of Great-West. GWFS is a Delaware corporation registered as a broker/dealer with the SEC, and a member of FINRA. Great-West does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued from birth to age 85.
D.    Administrative Services
Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West.
WITHHOLDING
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require Great-West to disregard the recipient’s election if the recipient fails to supply Great-West with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
FINANCIAL STATEMENTS
The consolidated financial statements of Great-West should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.
2

Great-West Life & Annuity Insurance

Company (a wholly-owned subsidiary of

GWL&A Financial Inc.)

Consolidated Balance Sheets as of December 31, 2017 and 2016 and

Related Statements of Income, Comprehensive Income (Loss),

Stockholder’s Equity and Cash Flows for Each of the Three Years in the

Period Ended December 31, 2017 and Report of Independent

Registered Public Accounting Firm

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of income, comprehensive income (loss), stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 28, 2018

We have served as the Company’s auditor since 1981.

2

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2017, and 2016

(In Thousands, Except Share Amounts)

	December 31,
	2017	2016
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,762,962 and $21,672,727)	$23,593,139	$22,153,703
Fixed maturities, held-for-trading, at fair value (amortized cost of $20,512 and $519,495)	21,059	514,738
Mortgage loans on real estate (net of valuation allowances of $773 and $2,882)	4,005,187	3,558,826
Policy loans	4,104,094	4,019,648
Short-term investments (amortized cost of $350,266 and $303,988)	350,266	303,988
Limited partnership and other corporation interests	45,540	34,895
Other investments	17,997	15,052

Total investments	32,137,282	30,600,850
Other assets:
Cash and cash equivalents	17,211	18,321
Reinsurance recoverable	589,080	598,864
Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”)	518,510	486,690
Investment income due and accrued	299,362	287,681
Due from parent and affiliates	114,133	81,995
Goodwill	137,683	137,683
Other intangible assets	17,085	20,087
Other assets	954,250	1,021,210
Assets of discontinued operations	16,095	17,652
Separate account assets	27,660,571	27,037,765

Total assets	$62,461,262	$60,308,798

See notes to consolidated financial statements.	(Continued)

3

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2017, and 2016

(In Thousands, Except Share Amounts)

	December 31,
	2017	2016
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$30,048,927	$28,872,899
Policy and contract claims	389,029	372,259
Policyholders’ funds	280,578	285,554
Provision for policyholders’ dividends	41,972	49,521
Undistributed earnings on participating business	14,636	15,573

Total policy benefit liabilities	30,775,142	29,595,806
General liabilities:
Due to parent and affiliates	553,901	537,990
Commercial paper	99,886	99,049
Deferred income tax liabilities, net	93,203	191,911
Other liabilities	812,875	816,304
Liabilities of discontinued operations	16,095	17,652
Separate account liabilities	27,660,571	27,037,765

Total liabilities	60,011,673	58,296,477

Commitments and contingencies (See Note 21)
Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $1 par value, 50,000,000 shares authorized; 7,320,176 and 7,292,708 shares issued and outstanding	7,320	7,293
Additional paid-in capital	949,520	863,031
Accumulated other comprehensive income	440,957	235,875
Retained earnings	1,051,792	906,122

Total stockholder’s equity	2,449,589	2,012,321

Total liabilities and stockholder’s equity	$62,461,262	$60,308,798

See notes to consolidated financial statements.	(Concluded)

4

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Income

Years Ended December 31, 2017, 2016, and 2015

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2017	2016	2015
Revenues:
Premium income	$439,731	$465,349	$445,550
Fee income	1,060,122	956,817	944,526
Other revenue	9,611	12,261	13,563
Net investment income	1,220,053	1,276,559	1,254,430
Realized investment gains (losses), net:
Total other-than-temporary (losses)	(4,152)	(4,963)	(1,044)
Other-than-temporary (losses) transferred to other comprehensive income	—	—	(78)
Other realized investment gains, net	50,555	97,845	84,832

Total realized investment gains, net	46,403	92,882	83,710

Total revenues	2,775,920	2,803,868	2,741,779

Benefits and expenses:
Life and other policy benefits	651,597	709,333	636,855
Decrease in future policy benefits	(84,251)	(124,576)	(41,636)
Interest paid or credited to contractholders	633,611	608,803	583,319
Provision for policyholders’ share of losses on participating business	(1,669)	(1,024)	(1,267)
Dividends to policyholders	41,846	48,487	57,356

Total benefits	1,241,134	1,241,023	1,234,627
General insurance expenses	1,197,613	1,181,227	1,078,996
Amortization of DAC and VOBA	19,728	31,309	100,589
Interest expense	30,943	33,705	38,588

Total benefits and expenses	2,489,418	2,487,264	2,452,800

Income before income taxes	286,502	316,604	288,979
Income tax (benefit) expense	(82,614)	85,512	98,524

Net income	$369,116	$231,092	$190,455

See notes to consolidated financial statements.

5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Comprehensive Income (Loss)

Years Ended December 31, 2017, 2016, and 2015

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2017	2016	2015
Net income	$369,116	$231,092	$190,455

Components of other comprehensive income (loss)
Unrealized holding gains (losses), net, arising on available-for-sale fixed maturity investments	377,605	20,295	(643,880)
Unrealized holding (losses) gains, net, arising on cash flow hedges	(73,726)	44,776	31,061
Reclassification adjustment for (gains), net, realized in net income	(34,208)	(74,271)	(52,597)

Net unrealized gains (losses) related to investments	269,671	(9,200)	(665,416)

Future policy benefits, DAC and VOBA adjustments	(88,648)	10,983	65,245
Employee benefit plan adjustment	14,265	1,966	31,586

Other, net	(74,383)	12,949	96,831

Other comprehensive income (loss) before income taxes	195,288	3,749	(568,585)
Income tax expense (benefit) related to items of other comprehensive income	68,351	1,312	(199,005)

Other comprehensive income (loss) (1)	126,937	2,437	(369,580)

Total comprehensive income (loss)	$496,053	$233,529	$(179,125)

(1) Other comprehensive income (loss) includes the non-credit component of impaired losses on fixed maturities available-for-sale, net of future policy benefits, DAC and VOBA adjustments and income taxes, in the amounts of $(1,362), $(6,520), and $(6,596) for the years ended December 31, 2017, 2016, and 2015, respectively.

See notes to consolidated financial statements.

6

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Stockholder’s Equity

Years Ended December 31, 2017, 2016, and 2015

(In Thousands, Except Share Amounts)

	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balances, January 1, 2015	$7,032	$777,664	$603,018	$749,799	$2,137,513
Net income	—	—	—	190,455	190,455
Other comprehensive loss, net of income taxes	—	—	(369,580)	—	(369,580)
Dividends	—	—	—	(139,533)	(139,533)
Common stock issuance	201	60,602	—	—	60,803
Share-based compensation	—	1,655	—	—	1,655
Income tax benefit on share-based compensation	—	953	—	—	953

Balances, December 31, 2015	7,233	840,874	233,438	800,721	1,882,266
Net income	—	—	—	231,092	231,092
Other comprehensive income, net of income taxes	—	—	2,437	—	2,437
Dividends	—	—	—	(125,691)	(125,691)
Common stock issuance	60	19,690	—	—	19,750
Share-based compensation	—	2,190	—	—	2,190
Income tax benefit on share-based compensation	—	277	—	—	277

Balances, December 31, 2016	7,293	863,031	235,875	906,122	2,012,321
Net income	—	—	—	369,116	369,116
Other comprehensive income, net of income taxes	—	—	126,937	—	126,937
Impact of rate changes on deferred income taxes	—	—	78,145	(78,145)	—
Dividends	—	—	—	(145,301)	(145,301)
Capital contribution (1)	—	76,429	—	—	76,429
Common stock issuance	27	8,488	—	—	8,515
Share-based compensation	—	1,572	—	—	1,572

Balances, December 31, 2017	$7,320	$949,520	$440,957	$1,051,792	$2,449,589

(1) In May 2017, the Company received a capital contribution from its parent, GWL&A Financial, in the amount of $76,429. No additional shares of the Company were issued in relation to this contribution.

See notes to consolidated financial statements.

7

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years Ended December 31, 2017, 2016, and 2015

(In Thousands, Except Share Amounts)

	Year ended December 31,
	2017	2016	2015
Cash flows from operating activities:
Net income	$369,116	$231,092	$190,455
Adjustments to reconcile net income to net cash provided by operating activities:
Losses allocated to participating policyholders	(1,669)	(1,024)	(1,267)
(Accretion of discounts) amortization of premiums on investments, net	(3,943)	2,209	(12,213)
Net realized gains on investments	(47,035)	(75,472)	(73,331)
Net proceeds (purchases) of trading securities	491,154	107,770	(277,510)
Interest credited to contractholders	631,051	606,790	577,548
Depreciation and amortization	69,781	74,987	139,735
Deferral of acquisition costs	(107,353)	(93,621)	(64,709)
Deferred income taxes	(167,059)	53,481	21,682
Contingent consideration	—	(209)	(17,600)
Amortization of low-income housing partnerships	517	372	4,563
Other, net	(5,052)	(1,366)	(3,072)
Changes in assets and liabilities:
Policy benefit liabilities	(320,518)	(231,952)	(273,507)
Reinsurance recoverable	11,341	10,340	8,738
Investment income due and accrued	(11,764)	(4,392)	(4,385)
Other, net	32,406	(23,188)	10,213

Net cash provided by operating activities	940,973	655,817	225,340

Cash flows from investing activities:
Proceeds from sales, maturities, and redemptions of investments:
Fixed maturities, available-for-sale	5,366,470	6,229,209	5,470,124
Mortgage loans on real estate	426,421	389,663	594,497
Limited partnership interests, other corporation interests, and other investments	20,916	10,742	6,833
Purchases of investments:
Fixed maturities, available-for-sale	(6,442,306)	(7,840,166)	(6,468,699)
Mortgage loans on real estate	(854,459)	(694,127)	(448,924)
Limited partnership interests, other corporation interests, and other investments	(22,255)	(5,766)	(1,527)
Net change in short-term investments	(53,097)	(39,677)	(2,238)
Policy loans, net	(10,553)	5,527	98,143
Purchases of furniture, equipment, and software	(40,997)	(44,644)	(78,778)

Net cash used in investing activities	(1,609,860)	(1,989,239)	(830,569)

See notes to consolidated financial statements.	(Continued)

8

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years Ended December 31, 2017, 2016, and 2015

(In Thousands, Except Share Amounts)

	Year ended December 31,
	2017	2016	2015
Cash flows from financing activities:
Contract deposits	$3,000,182	$3,546,320	$2,527,039
Contract withdrawals	(2,240,275)	(2,098,286)	(1,782,571)
Change in due to/from parent and affiliates	(16,227)	(21,719)	(22,359)
Dividends paid	(145,301)	(125,691)	(139,533)
Capital contribution	76,429	—	—
Proceeds from issuance of common stock	8,515	19,750	60,803
Payments for and interest paid on financing element derivatives, net	(3,233)	(6,744)	(9,383)
Payment of contingent consideration	—	(14,400)	—
Net commercial paper borrowings	837	5,678	(5,218)
Change in book overdrafts	(12,332)	12,713	(1,651)
Employee taxes paid for withheld shares	(818)	(517)	(1,264)
Income tax benefit of stock option exercises	—	277	953

Net cash provided by financing activities	667,777	1,317,381	626,816

Net (decrease) increase in cash and cash equivalents	(1,110)	(16,041)	21,587
Cash and cash equivalents, beginning of year	18,321	34,362	12,775

Cash and cash equivalents, end of year	$17,211	$18,321	$34,362

Supplemental disclosures of cash flow information:
Net cash paid during the year for:
Income taxes	$(22,668)	$(1,543)	$(4,093)
Interest	(26,630)	(31,254)	(37,288)
Non-cash investing and financing transactions during the years:
Share-based compensation expense	$(1,572)	$(2,190)	$(1,655)
Fair value of assets acquired in settlement of fixed maturity investments	9,659	—	—

See notes to consolidated financial statements.	(Concluded)

9

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement, and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries over which it exercises control and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and derivatives in the absence of quoted market values, impairment of investments, accounting for derivative financial instruments, valuation of DAC and VOBA, valuation of policy benefit liabilities, valuation of employee benefits plan obligation, the valuation of deferred tax assets or liabilities, net, and valuation of contingent consideration. Actual results could differ from those estimates.

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.	The Company classifies the majority of its fixed maturity investments as available-for-sale which are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts, and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”). Included in fixed maturities are perpetual debt investments which primarily consist of junior subordinated debt instruments that have no stated maturity date but pay fixed or floating interest in perpetuity. Also included in AOCI is net unrealized gain or loss resulting from foreign currency translations of fixed maturity investments denominated in foreign currencies.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses are included in net realized investment gains (losses), declines in value determined to be other-than-temporary are included in total other-than-temporary losses, and realized gains and losses from foreign currency translations are recorded in net investment income.

The Company also classifies certain fixed maturity investments as held-for-trading. Assets in the held-for-trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis and its private

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

placement investments on a funding date basis.

2.	Mortgage loans on real estate consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees, provision allowances, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts, and origination fees are amortized to net investment income using the effective interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations, and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•	Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience, and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants, and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.	Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). The Company would be determined to be a primary beneficiary, and thus consolidate the VIE when the Company has both (a) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance, and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company would also consolidate a VIE when it has, directly or indirectly, more than 50% of the outstanding voting shares (or more than 50% of the kick-out rights through voting interests for investments in limited partnerships). When the Company becomes involved with an entity and

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

when the nature of the Company’s involvement with the entity changes, in order to determine if the Company must consolidate the entity, it evaluates:

•	The structure and purpose of the entity;
•	The risks and rewards created by and shared through the entity;
•	The entity’s participants’ ability to direct the activities, receive its benefits, and absorb its losses; and
•	If the Company has more than 50% of the outstanding voting rights or can unilaterally exercise substantive kick-out rights.

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

4.	Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

5.	Short-term investments include securities purchased with investment intent and with initial maturities of one year or less, and are generally carried at fair value which is approximated from amortized cost. They also include highly liquid money market securities that are traded in an active market and are carried at fair value.

6.	The Company participates in a securities lending program in which the Company lends fixed maturity securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within fixed maturities and short-term investments in the accompanying consolidated balance sheets. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be reinvested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is recognized within collateral under securities lending agreements in the accompanying consolidated balance sheets. Non-cash collateral is not recognized as the Company does not have effective control.

7.	The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments, where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry, or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a fixed maturity investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics, and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, foreign currency forwards, U.S. government treasury futures, Eurodollar futures, futures on equity indices, interest rate swap futures, and other forward contracts. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

All derivatives, regardless of hedge accounting treatment, are recorded in other assets and other liabilities at fair value. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the consolidated balance sheets the fair value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Accounting for the ongoing changes in the fair value of a derivative depends on the intended use of the derivative. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in AOCI and are recognized in the consolidated income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not qualifying for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Realized foreign currency transactional gains and losses, regardless of hedge accounting treatment, are recorded in net investment income. Termination of derivative contracts prior to expiration generally result in investment gains and losses. Fluctuations in interest rates, foreign currencies, or equity markets may cause the Company to experience volatility in net income.

The Company uses forward settling to be announced (“TBA”) securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions are utilized to enhance the return of the Company’s investment portfolio and are accounted for as derivative instruments not qualifying for hedge accounting. The Company purchases agency mortgage-backed TBAs yet does not always take physical delivery of a security but rather may roll the security into the next month. The Company generally takes physical delivery of a security before year end. Changes in fair value on open TBA transactions are recorded in net investment income while realized investment gains or losses are recorded once the Company cash settles or accepts physical delivery of a security.

As part of its hedging strategy, the Company may enter into certain derivative transactions where a cash investment is made by one party. Certain derivative instruments that contain a financing element at inception and where the Company is deemed to be the borrower are included in financing activities in the consolidated statements of cash flows. The cash flows from all other derivative transactions are included in operating activities.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities, and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures, and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged by the Company is included in other assets.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•	Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

•	Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•	Asset-backed, residential mortgage-backed, commercial mortgage-backed securities, and collateralized debt obligations - new issue data, monthly payment information, collateral performance, and third party real estate analysis.
•	U.S. states and their subdivisions - material event notices.
•	Short-term investments - valued based on amortized cost due to their short term nature and high credit quality of the issuers.
•	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows, and news sources.
•	Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows, and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

•	Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

•	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.
•	Asset-backed securities - internal models utilizing asset-backed securities index spreads.
•	GLWB - internal models utilizing long-term equity and interest rate implied volatility, mortality, and policyholder behavior assumptions, such as benefit utilization and partial withdrawals.

The fair value of certain investments in the separate accounts, limited partnerships, and common collective trusts are estimated using net asset value per unit as a practical expedient and are excluded from the fair value hierarchy tables in Notes 8 and 17. These net asset values are based on the fair value of the underlying investments less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Cash and cash equivalents

Cash and cash equivalents include amounts in demand deposit accounts as well as highly liquid investments that are readily convertible into cash and are not subject to significant risks from fluctuations in interest rates. In evaluating for classification as cash equivalents, the Company requires that individual securities have original maturities of 90 days or less.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the consolidated statement of cash flows. The book overdrafts, in the amounts of $518 and $12,850, are included in other liabilities at December 31, 2017 and 2016, respectively.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Internal use software

Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage, are capitalized and amortized using the straight-line method over the software’s estimated useful life up to five years. Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $103,487 and $98,074, are included in other assets at December 31, 2017 and 2016, respectively. The Company capitalized $34,164, $30,420, and $47,895 of internal use software development costs during the years ended December 31, 2017, 2016, and 2015, respectively.

DAC and VOBA

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives, and policy issuance and underwriting expenses related to the production of successfully acquired new business. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received and applied to the deferrable costs. The recoverability of such costs is dependent upon the future profitability of the related business. Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and expenses. At least annually, loss recognition testing is performed on aggregated blocks of business to adjust the DAC balance.

VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions.

DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits on an annual basis. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Goodwill and other intangible assets

Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition. It is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and non-competition intangible asset in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study commissioned by the Company. Other identified intangible assets with finite lives are amortized straight-line over their estimated useful lives, which initially ranged from two to 18 years (weighted average 15 years), primarily based on the cash flows generated by these assets.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company’s consolidated statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees,

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

administrative fees, and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. (“Great-West Funds”) and Putnam Investments, LLC (“Putnam”) sponsored mutual funds (“Putnam Funds”), open-end management investment companies, which are related parties of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Future policy benefits liabilities

Life insurance and annuity future benefits liabilities with life contingencies in the amounts of $17,293,006 and $16,530,160 at December 31, 2017 and 2016, respectively, are computed on the basis of assumed investment yield, mortality, morbidity, and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue, and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits liabilities without life contingencies in the amounts of $12,704,401 and $12,291,378 at December 31, 2017 and 2016, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality, and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Minimum guarantees

The Company calculates additional liabilities for certain variable annuity guaranteed death benefits. The additional reserve for such products recognizes the portion of contract assessments received to compensate the Company for death benefits. Reserves for annuity guaranteed minimum death benefits (“GMDB”) are determined by estimating the present value of expected benefits in excess of the projected account balance. Expected experience is based on a range of inputs and scenarios. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor’s (“S&P”) 500 Index.

The Company also offers GLWB through a variable annuity or a contingent deferred annuity. The GLWB is deemed to be an embedded derivative. The GLWB is recorded at fair value within future policy benefits on the consolidated balance sheets. Changes in fair value of GLWB are recorded in net investment income in the consolidated statements of income.

Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance, and modified coinsurance contracts. The Company also assumes risk by participating in yearly renewable term and coinsurance agreements.

For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits, and policy and contract claims ceded to (assumed from) other insurance companies, are carried as a reinsurance recoverable (payable) in the accompanying consolidated balance sheets. Premiums, fee income, and policyholder benefits are reported net of reinsurance ceded (assumed) in the accompanying consolidated statements of income. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company strives to cede risks to highly rated, well-capitalized reinsurers. The Company monitors and evaluates the financial condition of reinsurers to minimize exposure to credit risk.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $6,946,953 and $6,844,640 at December 31, 2017 and 2016, respectively. Participating business comprised approximately 10% and 10% of the Company’s individual life insurance in-force at December 31, 2017 and 2016, respectively, and 19%, 18%, and 20% of individual life insurance premium income for the years ended December 31, 2017, 2016, and 2015, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

Revenue recognition

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned in fee income. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and recordkeeping services, and investment advisory services are recognized when earned in fee income.

Net investment income

Interest income from fixed maturities, mortgage loans on real estate, and policy loans is recognized when earned.

Realized investment gains (losses)

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.

Benefits and expenses

Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

2.  Acquisition

Putnam Retirement Business

On January 1, 2015, the Company acquired the retirement business of Putnam, an affiliate of the Company. The transaction was accounted for as a combination between entities under common control. As such, the assets and liabilities acquired from Putnam were recorded at historical cost as of January 1, 2015. In exchange for cash paid in the amount of $4,114, the Company acquired $11,501 of other assets, assumed $7,717 of other liabilities, and recognized a dividend of $330.

3.  Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In March 2016, the FASB issued ASU 2016-09, Compensation-Stock Compensation: Improvements to Employee Share-Based Payment Accounting. The new guidance is effective for the fiscal years beginning after December 15, 2016, including interim periods, a retrospective or a prospective transition approach depending upon the type of change. The new guidance changed several aspects of the accounting for share-based payment award transactions, including: (i) income tax consequences when awards vest or are settled; (ii) classification of awards as either equity or liabilities due to statutory tax withholding requirements; and (iii) classification on the statement of cash flows. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement - Reporting Comprehensive Income. The new guidance is effective for the fiscal years beginning after December 15, 2018, including interim periods. Early adoption is permitted for reporting periods for which financial statements have not yet been issued. The new guidance gives companies the option to reclassify from accumulated OCI to retained earnings stranded tax effects resulting from the new federal corporate income tax rate. The Company elected to early adopt this standard and to reclassified stranded tax effects of $78,145 in accumulated OCI to retained earnings on enactment date.

Future adoption of new accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of financial services insurance, leases, financial instruments and guarantees. The core principle of the model requires that an entity recognizes revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The update also requires increased disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts.

The Company’s implementation efforts were primarily focused on customer contracts with fee income earned from assets under management, assets under administration, shareholder servicing, administration and recordkeeping services, and investment advisory services as well as the evaluation of certain incremental costs to obtain a customer contract. The Company anticipates that the adoption of this update will not impact current revenue recognition policies; however, it will impact the accounting for certain contract costs and contract fulfillment costs, which are currently expensed as incurred. Under the new standard, these costs will be deferred and recognized as expenses over the expected customer life. This change will not have a material impact to the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments by requiring equity investments (except those accounted for under the equity method of accounting) to be measured at fair value with changes in fair value recognized in net income, eliminating certain disclosure requirements related to financial instruments measured at amortized cost and adding disclosures related to the measurement categories of financial assets and financial liabilities, requiring entities to present separately in other comprehensive income the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (i.e. “own credit”) when the entity has elected the fair value option for financial instruments, and

19

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

clarifying that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The Company anticipates the primary impact to be the requirement for equity investments such as limited partnership interests, that are currently accounted for under the cost method, to be measured at fair value with changes in the fair value recognized in net income. The adoption of this standard will not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, effective for annual reporting periods beginning on or after December 15, 2018, and interim periods within those annual periods. Earlier application is permitted as of the beginning of an interim or annual period. This update requires organizations to recognize lease assets and lease liabilities on the balance sheet with lease terms of more than 12 months and also disclose certain qualitative and quantitative information about leasing arrangements. The Company’s implementation efforts are primarily focused on the review of its existing lease contracts and performing a completeness assessment over the lease population. The Company continues to evaluate the impact of this update on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments: Credit Losses: Measurement of Credit Losses on Financial Instruments, effective for fiscal years and interim periods within those beginning after December 15, 2019. Early adoption is permitted for fiscal years beginning after December 15, 2018. This update amends guidance on the impairment of financial instruments by adding an impairment model that is based on expected losses rather than incurred losses and is intended to result in more timely recognition of losses. The standard also simplifies the accounting by decreasing the number of credit impairment models that an entity can use to account for debt instruments. The Company continues to evaluate the impact of this update on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force), effective for fiscal years and interim periods within those beginning after December 15, 2017. Early adoption is permitted. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The Company continues to evaluate the impact of this update on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash (a consensus of the Emerging Issues Task Force), effective for fiscal years and interim periods within those beginning after December 15, 2017. Early adoption is permitted. This update requires organizations to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The adoption of this standard will not have a material impact on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other, effective for annual or any interim goodwill impairment tests after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The update eliminates Step 2 from the goodwill impairment test and will require management to perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. Any amount by which the carrying amount exceeds the reporting unit’s fair value (not to exceed the goodwill allocated to that reporting unit) is recognized as an impairment charge. The adoption of this standard will not have a material impact on the consolidated financial statements.

In March 2017, the FASB issued ASU 2017-07, Compensation-Retirement Benefits: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, effective for annual reporting periods beginning on or after December 15, 2017, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual period. This update requires organizations to disaggregate the service cost component from the other components of net benefit costs in the income statement and present it with other current compensation costs for the related employees while providing guidance for capitalization eligibility for service costs. The adoption of this standard will not have a material impact on the consolidated financial statements.

20

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

4.  Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the consolidated balance sheets are the following amounts related to reinsurance ceded to and assumed from related parties:

	December 31,
	2017	2016
Reinsurance recoverable	$515,417	$522,950

Future policy benefits	1,513,311	1,608,884

Included in the consolidated statements of income are the following related party amounts:

	Year Ended December 31,
	2017	2016	2015
Premium income, net of related party premiums ceded of $20,033, $17,774, and $15,731	$61,368	$66,928	$68,722

Life and other policy benefits, net of reinsurance recoveries of $10,313, $8,862, and $6,494	179,748	189,125	193,215

Decrease in future policy benefits	(70,654)	(88,639)	(52,842)

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives recordkeeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, and marketing services.    The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets, or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2017	2016	2015
Receives corporate support services	The Canada Life Assurance Company (“CLAC”)(1), Great-West Life (1), Great West Global (3), and Putnam (2)	$22,400	$18,763	$12,609	General insurance expense

Provides shareholder services	Putnam (2)	16,598	15,852	5,531	Fee income

Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Putnam (2)	9,611	12,261	13,563	Other revenue

Provides advisory, trustee, recordkeeping and administrative services	Great-West Funds and Collective Income Trusts (4)	150,441	140,455	138,936	Fee income

(1) An indirect wholly-owned subsidiary of Lifeco

(2) A wholly-owned subsidiary of Lifeco U.S.

(3) An indirect wholly-owned subsidiary of Lifeco U.S.

(4) Great-West Capital Management, LLC, a subsidiary of the Company, serves as a Registered Investment Advisor to Great-West Funds, an open-end management investment company, which is an affiliate of GWL&A and to Great-West Trust Company, LLC, an affiliated trust company. Great-West Trust Company, LLC, serves as trustee to several collective investment trusts. The Company provides Great-West Funds, Inc. recordkeeping and administrative services to shareholders and account owners.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2017	2016
GWL&A Financial	On account	On demand	$52,646	$45,190
Lifeco U.S.	On account	On demand	41,966	34,992
CLAC	On account	On demand	19,503	—
Other related party receivables	On account	On demand	18	1,813

Total			$114,133	$81,995

The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2017	2016
GWL&A Financial (1)	Surplus note	November 2034	$194,532	$194,502
GWL&A Financial (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial (3)	Surplus note	December 2027	12,000	—
GWL&A Financial	Note interest	May 2018	3,409	3,190
Other related party payables	On account	On demand	10,560	6,898

Total			$553,901	$537,990

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,532 and $194,502 at December 31, 2017, and 2016, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears each May and November. The note matures on November 15, 2034.

(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The surplus note became redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

(3) A note payable to GWL&A Financial was issued as a surplus note on December 29, 2017, with a face amount and carrying amount of $12,000. The surplus note bears an interest rate of 3.5% per annum. The note matures on December 29, 2027.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below 2.5 times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $25,773, $29,185 and $37,059 for the years ended December 31, 2017, 2016, and 2015, respectively. Included in other liabilities on the consolidated balance sheets is $3,409 and $3,190 of interest payable attributable to these related party debt obligations for the years ended December 31, 2017, and 2016, respectively.

GWL&A Financial has a letter of credit for the benefit of GWSC for capital support in the amount of $70 million and which renews annually until the Company terminates it under the provisions specified in the agreement. Additionally, GWL&A Financial terminated a letter of credit on December 21, 2017 in the amount of $1,141 million which was for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities. This letter of credit was replaced with an excess of loss reinsurance agreement with a third party reinsurer. At December 31, 2017 and 2016, there were no outstanding amounts related to the letters of credit.

Included within reinsurance recoverable in the consolidated balance sheets are $503,258 and $511,575 of funds withheld assets as of December 31, 2017, and 2016, respectively. This reinsurance agreement is related to term life insurance policies assumed by GWSC from CLAC. CLAC pays the Company, on a quarterly basis, interest on the funds withheld balance at a rate of

22

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

4.55% per annum. The interest income, in the amount of $21,813, $22,045, and $22,165, is included in net investment income for the years ended December 31, 2017, 2016, and 2015, respectively.

The Company’s separate accounts invest in shares of Great-West Funds and Putnam Funds, which are related parties of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2017, 2016, and 2015, these purchases totaled $292,774, $183,365, and $146,547, respectively. As these general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $335,311 and $302,898 at December 31, 2017, and 2016, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

5. Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

	December 31, 2017
	Amortized	Gross unrealized	Gross unrealized	Estimated fair value	OTTI (gain) loss
Fixed maturities:	cost	gains	losses	and carrying value	included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$1,837,748	$41,777	$7,883	$1,871,642	$—
Obligations of U.S. states and their subdivisions	1,872,120	220,507	1,655	2,090,972	—
Corporate debt securities (2)	15,234,473	581,991	110,377	15,706,087	(1,018)
Asset-backed securities	1,622,806	105,301	10,131	1,717,976	(56,735)
Residential mortgage-backed securities	63,187	2,446	649	64,984	(140)
Commercial mortgage-backed securities	1,352,906	17,692	12,989	1,357,609	—
Collateralized debt obligations	779,722	4,227	80	783,869	—

Total fixed maturities	$22,762,962	$973,941	$143,764	$23,593,139	$(57,893)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $89,267 and estimated fair value of $87,348.

23

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2016
	Amortized	Gross unrealized	Gross unrealized	Estimated fair value	OTTI (gain) loss
Fixed maturities:	cost	gains	losses	and carrying value	included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$3,022,279	$47,791	$34,958	$3,035,112	$—
Obligations of U.S. states and their subdivisions	1,890,568	214,411	6,317	2,098,662	—
Corporate debt securities (2)	13,811,597	477,316	309,164	13,979,749	(1,488)
Asset-backed securities	1,226,493	104,274	18,388	1,312,379	(72,464)
Residential mortgage-backed securities	138,292	3,867	1,167	140,992	23
Commercial mortgage-backed securities	1,222,257	23,207	20,182	1,225,282	—
Collateralized debt obligations	361,241	339	53	361,527	—

Total fixed maturities	$21,672,727	$871,205	$390,229	$22,153,703	$(73,929)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $135,187 and estimated fair value of $113,239.

See Note 8 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2017
	Amortized cost	Estimated fair value
Maturing in one year or less	$721,952	$735,235
Maturing after one year through five years	3,775,332	3,895,328
Maturing after five years through ten years	7,894,918	8,085,972
Maturing after ten years	5,064,983	5,455,996
Mortgage-backed and asset-backed securities	5,305,777	5,420,608

Total fixed maturities	$22,762,962	$23,593,139

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by the U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year Ended December 31,
	2017	2016	2015
Proceeds from sales	$3,933,887	$4,541,303	$4,187,547
Gross realized gains from sales	64,885	84,305	47,965
Gross realized losses from sales	30,991	16,858	6,476

24

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Mortgage loans on real estate - The following table summarizes the recorded investment of the mortgage loan portfolio by risk assessment category as of December 31, 2017, and 2016, respectively.

	December 31, 2017	December 31, 2016
Performing	$4,005,960	$3,560,243
Non-performing	—	1,465

Total	$4,005,960	$3,561,708

The following table summarizes activity in the mortgage provision allowance:

	Year Ended December 31,
	2017	2016	2015
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$2,882	$2,890	$2,890
Provision increases	157	536	—
Charge-off	(663)	—	—
Recovery	(30)	—	—
Provision decreases	(1,573)	(544)	—

Ending balance	$773	$2,882	$2,890

Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$536	$—
Collectively evaluated for impairment	773	2,346	2,890

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$4,005,960	$3,561,708	$3,250,594
Individually evaluated for impairment	2,942	1,465	14,031
Collectively evaluated for impairment	4,003,018	3,560,243	3,236,563

Limited partnership and other corporation interests - At December 31, 2017, and 2016, the Company had $45,540 and $34,895, respectively, invested in limited partnership and other corporation interests. Limited partnership interests represent the Company’s minority ownership interests in pooled investment funds that primarily make private equity investments across diverse industries and geographical focuses. The Company has determined its interest in each limited partnership to be considered a VIE. Consolidation is not required as the Company is not deemed to be the primary beneficiary of the VIEs.

The carrying value and maximum exposure to loss in relation to the activities of the VIEs was $45,540 and $32,444 at December 31, 2017 and 2016, respectively.

Securities lending - The Company had no securities on loan under the program, and therefore no cash or securities held as collateral, at December 31, 2017, and 2016.

25

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	December 31, 2017
	Less than twelve months		Twelve months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed maturities:	fair value	loss and OTTI	fair value	loss and OTTI	fair value	loss and OTTI
U.S. government direct obligations and U.S. agencies	$755,861	$4,159	$230,447	$3,724	$986,308	$7,883
Obligations of U.S. states and their subdivisions	24,908	180	37,012	1,475	61,920	1,655
Corporate debt securities	2,229,585	19,568	2,036,323	90,809	4,265,908	110,377
Asset-backed securities	544,778	3,011	245,341	7,120	790,119	10,131
Residential mortgage-backed securities	4,405	23	11,416	626	15,821	649
Commercial mortgage-backed securities	342,820	2,451	295,164	10,538	637,984	12,989
Collateralized debt obligations	7,277	80	—	—	7,277	80

Total fixed maturities	$3,909,634	$29,472	$2,855,703	$114,292	$6,765,337	$143,764

Total number of securities in an unrealized loss position		368		293		661

	December 31, 2016
	Less than twelve months		Twelve months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed maturities:	fair value	loss and OTTI	fair value	loss and OTTI	fair value	loss and OTTI
U.S. government direct obligations and U.S. agencies	$2,006,588	$34,752	$10,526	$206	$2,017,114	$34,958
Obligations of U.S. states and their subdivisions	216,154	5,922	10,498	395	226,652	6,317
Corporate debt securities	4,119,630	170,453	860,153	138,711	4,979,783	309,164
Asset-backed securities	316,065	6,971	230,331	11,417	546,396	18,388
Residential mortgage-backed securities	16,962	102	14,297	1,065	31,259	1,167
Commercial mortgage-backed securities	592,508	17,535	26,068	2,647	618,576	20,182
Collateralized debt obligations	160,612	53	—	—	160,612	53

Total fixed maturities	$7,428,519	$235,788	$1,151,873	$154,441	$8,580,392	$390,229

Total number of securities in an unrealized loss position		610		128		738

Fixed maturity investments - Total unrealized losses and OTTI decreased by $246,465, or 63%, from December 31, 2016, to December 31, 2017. The majority, or $206,316, of the decrease was in the less than twelve months category. The overall decrease in unrealized losses was across several asset classes and reflects lower interest rates at December 31, 2017, compared to December 31, 2016, resulting in generally higher valuations of these fixed maturity securities.

Total unrealized losses greater than twelve months decreased by $40,149 from December 31, 2016, to December 31, 2017. Corporate debt securities account for 80%, or $90,809, of the unrealized losses and OTTI greater than twelve months at December 31, 2017. Non-investment grade corporate debt securities account for $6,244 of the unrealized losses and OTTI greater than twelve months. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

26

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Asset-backed and commercial mortgage-backed securities account for 15% of the unrealized losses and OTTI greater than twelve months at December 31, 2017. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

Other-than-temporary impairment recognition - The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year Ended December 31,
	2017	2016	2015
Beginning balance	$83,665	$102,343	$119,532
Initial impairments - credit loss on securities not previously impaired	—	—	759
Reductions:
Due to sales, maturities, or payoffs during the period	—	(1,785)	(559)
Due to increases in cash flows expected to be collected that are recognized over the remaining life of the security	(21,434)	(16,893)	(17,389)

Ending balance	$62,231	$83,665	$102,343

Net Investment Income

The following table summarizes net investment income:

	Year Ended December 31,
	2017	2016	2015
Investment income:
Fixed maturity and short-term investments	$890,593	$819,047	$796,133
Mortgage loans on real estate	163,361	142,478	150,284
Policy loans	199,383	199,737	206,081
Limited partnership and other corporation interests	1,812	1,759	10,462
Net interest on funds withheld balances under reinsurance agreements, related party	21,813	22,045	22,165
Derivative instruments (1)	(48,684)	100,007	78,655
Other	11,176	10,468	9,228

	1,239,454	1,295,541	1,273,008
Investment expenses	(19,401)	(18,982)	(18,578)

Net investment income	$1,220,053	$1,276,559	$1,254,430

(1) Includes gains (losses) on the hedged asset for fair value hedges.

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses):

	Year Ended December 31,
	2017	2016	2015
Realized investment gains (losses):
Fixed maturity and short-term investments	$13,443	$87,108	$46,027
Derivative instruments	8,969	(5,318)	5,840
Mortgage loans on real estate	13,583	10,972	31,841
Limited partnership and other corporation interests	10,383	—	—
Other	25	120	2

Realized investment gains (losses)	$46,403	$92,882	$83,710

27

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account.

6. Derivative Financial Instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements or Master Securities Forward Transaction Agreements (“MSFTA”) with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The MSFTA contain provisions which do not stipulate a threshold for default and only apply to debt obligations between the Company and the specific counterparty. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $93,761 and $38,324 as of December 31, 2017, and 2016, respectively. The Company had pledged collateral related to these derivatives of $42,750 and zero as of December 31, 2017, and 2016, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2017, the fair value of assets that could be required to settle the derivatives in a net liability position was $51,011.

At December 31, 2017, and 2016, the Company had pledged $52,330 and zero of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $5,490 and $103,214 of unrestricted cash collateral to the Company to satisfy collateral netting agreements, respectively.

At December 31, 2017, the Company estimated $15,415 of net derivative gains related to cash flow hedges included in AOCI will be reclassified into net income within the next twelve months. Gains and losses included in AOCI are reclassified into net income when the hedged item affects earnings.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt security investments and debt obligations from a floating rate to a fixed rate. Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments and are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is not elected. These derivative instruments include: exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures, and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through the Chicago Mercantile Exchange (“CME”) while others are bilateral contracts between the Company and a counterparty.

In 2017, the CME amended its rulebook to classify variation margin transfers as settlement payments instead of collateral. The Company adjusts the fair value by the variation margin payments on derivatives cleared through the CME.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of fixed rate maturity investments and forecasted liability pricing.

28

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, hedge accounting is not always elected. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in guaranteed lifetime withdrawal benefit liabilities; however, hedge accounting is not elected.

Other forward contracts

The Company uses forward settling TBA securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions enhance the return on the Company’s investment portfolio and provide a more liquid and cost effective method of achieving these goals than purchasing or selling individual agency mortgage-backed pools. As the Company does not regularly accept delivery of such securities, they are accounted for as derivatives but hedge accounting is not elected. The Company had no open TBA contracts at either December 31, 2017, or 2016.

The following tables summarize the notional amount and fair value of derivative financial instruments, excluding embedded derivatives:

	December 31, 2017
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$388,800	$7,476	$7,476	$—
Cross-currency swaps	800,060	(31,358)	19,958	51,316

Total cash flow hedges	1,188,860	(23,882)	27,434	51,316

Total derivatives designated as hedges	1,188,860	(23,882)	27,434	51,316

Derivatives not designated as hedges:
Interest rate swaps	519,100	1,902	3,530	1,628
Futures on equity indices	22,074	—	—	—
Interest rate futures	60,700	—	—	—
Interest rate swaptions	164,522	75	75	—
Cross-currency swaps	612,733	(21,279)	20,320	41,599

Total derivatives not designated as hedges	1,379,129	(19,302)	23,925	43,227

Total derivative financial instruments	$2,567,989	$(43,184)	$51,359	$94,543

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

29

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2016
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$419,800	$33,390	$33,390	$—
Cross-currency swaps	614,208	45,347	53,641	8,294

Total cash flow hedges	1,034,008	78,737	87,031	8,294

Total derivatives designated as hedges	1,034,008	78,737	87,031	8,294

Derivatives not designated as hedges:
Interest rate swaps	468,100	(4,358)	8,982	13,340
Futures on equity indices	34,422	—	—	—
Interest rate futures	81,500	—	—	—
Interest rate swaptions	165,534	354	354	—
Cross-currency swaps	612,733	33,371	50,018	16,647

Total derivatives not designated as hedges	1,362,289	29,367	59,354	29,987

Total derivative financial instruments	$2,396,297	$108,104	$146,385	$38,281

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. The average notional outstanding during the year ended December 31, 2017, was $905,977, $1,323,398, $108,438, $162,896, and $2,231,196 for interest rate swaps, cross-currency swaps, futures, swaptions, and other forward contracts, respectively. The average notional outstanding during the year ended December 31, 2016, was $784,900, $1,141,967, $145,658, $156,632, and $2,230,167 for interest rate swaps, cross-currency swaps, futures, swaptions, and other forward contracts, respectively.

The following tables present the effect of derivative instruments in the consolidated statements of income and comprehensive income reported by cash flow hedges and derivatives not designated as hedges, excluding embedded derivatives:

	Gain (loss) recognized in OCI on derivatives (Effective portion)			Gain (loss) reclassified from OCI into net income (Effective portion)
	Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015
Cash flow hedges:
Interest rate swaps	$486	$810	$2,228	$5,920	$5,437	$6,779	(A)
Interest rate swaps	—	—	—	59	—	3,634	(B)
Interest rate swaps	(5,590)	21,228	—	(2,954)	(2,657)	—	(C)
Cross-currency swaps	(68,622)	22,738	28,833	1,473	8,469	2,101	(A)
Interest rate futures	—	—	—	—	—	(134)	(A)

Total cash flow hedges	$(73,726)	$44,776	$31,061	$4,498	$11,249	$12,380

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

(C) Interest expense.

30

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Gain (loss) on derivatives recognized in net income
	Year Ended December 31,
	2017		2016		2015
Derivatives not designated as hedging instruments:
Futures on equity indices	$(559)	(A)	$817	(A)	$(284)	(A)
Futures on equity indices	(5,829)	(B)	(7,930)	(B)	(527)	(B)
Interest rate swaps	3,280	(A)	(4,541)	(A)	(1,094)	(A)
Interest rate futures	75	(A)	(57)	(A)	(65)	(A)
Interest rate futures	(307)	(B)	(164)	(B)	1	(B)
Interest rate swaptions	(83)	(A)	302	(A)	2,868	(A)
Interest rate swaptions	(280)	(B)	(313)	(B)	(3,115)	(B)
Currency forwards	—	(A)	111	(A)	—	(A)
Other forward contracts	15,326	(B)	4,690	(B)	5,074	(B)
Cross-currency swaps	(56,018)	(A)	85,746	(A)	69,819	(A)
Cross-currency swaps	—	(B)	(1,601)	(B)	—	(B)

Total derivatives not designated as hedging instruments	$(44,395)		$77,060		$72,677

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

Embedded derivative - GLWB

The Company offers GLWB through a variable annuity or a contingent deferred annuity. The GLWB is deemed to be an embedded derivative. The GLWB is recorded at fair value within future policy benefits on the consolidated balance sheets. Changes in fair value of GLWB are recorded in net investment income in the consolidated statements of income.

The estimated fair value of the GLWB was $11,095 and $5,712 at December 31, 2017, and 2016, respectively. The changes in fair value of the GLWB were $5,383 and $(5,545) for the years ended December 31, 2017, and 2016, respectively.

7.  Summary of Offsetting Assets and Liabilities

The Company enters into derivative transactions and short-term reverse repurchase agreements with several approved counterparties. The Company’s derivative transactions are generally governed by MSFTA or ISDA Master Agreements which provide for legally enforceable set-off and close-out netting in the event of default or bankruptcy of the Company’s counterparties. The Company’s MSFTA and ISDA Master Agreements generally include provisions which require both the pledging and accepting of collateral in connection with its derivative transactions. These provisions have the effect of securing each party’s position to the extent of collateral held. Short-term reverse repurchase agreements also include collateral provisions with the counterparty. The following tables summarize the effect of master netting arrangements on the Company’s financial position in the normal course of business and in the event of default or bankruptcy of the Company’s counterparties:

	December 31, 2017
		Gross fair value not offset in balance sheets
Financial instruments (assets):	Gross fair value of recognized assets(1)	Financial instruments	Cash collateral	Net fair value
Derivative instruments (2)	$52,738	$(47,827)	$(4,911)	$—
Short-term reverse repurchase agreements (3)	23,200	(23,200)	—	—

Total financial instruments (assets)	75,938	(71,027)	(4,911)	—

31

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2017
		Gross fair value not offset in balance sheets
Financial instruments (liabilities):	Gross fair value of recognized liabilities (1)	Financial instruments	Cash collateral	Net fair value
Derivative instruments (4)	93,761	(47,827)	(42,750)	3,184

(1) The gross fair value of derivative instruments and short-term reverse repurchase agreement is not netted against offsetting liabilities for presentation on the consolidated balance sheets.

(2) The estimated fair value of derivative instrument assets is reported in other assets in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

(3) The estimated fair value of short-term reverse repurchase agreement assets is reported in short-term investments in the consolidated balance sheets. The collateral is held by an independent third-party custodian under a tri-party agreement.

(4) The estimated fair value of derivative instrument liabilities is reported in other liabilities in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

	December 31, 2016
		Gross fair value not offset in balance sheets
Financial instruments:	Gross fair value of recognized assets/liabilities (1)	Financial instruments	Cash collateral received/(pledged)	Net fair value
Derivative instruments (assets) (2)	$119,862	$(26,254)	$92,756	$852
Derivative instruments (liabilities) (3)	26,254	(26,254)	—	—

(1) The gross fair value of derivative instruments and short-term reverse repurchase agreement is not netted against offsetting liabilities for presentation on the consolidated balance sheets.

(2) The estimated fair value of derivative instrument assets is reported in other assets in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

(3) The estimated fair value of derivative instrument liabilities is reported in other liabilities in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

32

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

8. Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2017
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$1,871,642	$—	$1,871,642
Obligations of U.S. states and their subdivisions	—	2,090,972	—	2,090,972
Corporate debt securities	—	15,696,349	9,738	15,706,087
Asset-backed securities	—	1,717,976	—	1,717,976
Residential mortgage-backed securities	—	64,984	—	64,984
Commercial mortgage-backed securities	—	1,357,609	—	1,357,609
Collateralized debt obligations	—	783,869	—	783,869

Total fixed maturities available-for-sale	—	23,583,401	9,738	23,593,139

Fixed maturities held-for-trading:
U.S. government direct obligations and U.S. agencies	—	16,836	—	16,836
Corporate debt securities	—	3,156	—	3,156
Commercial mortgage-backed securities	—	1,067	—	1,067

Total fixed maturities held-for-trading	—	21,059	—	21,059

Short-term investments	288,302	61,964	—	350,266
Collateral under derivative counterparty collateral agreements	57,820	—	—	57,820
Derivative instruments designated as hedges:
Interest rate swaps	—	7,476	—	7,476
Cross-currency swaps	—	19,958	—	19,958
Derivative instruments not designated as hedges:
Interest rate swaps	—	3,530	—	3,530
Interest rate swaptions	—	75	—	75
Cross-currency swaps	—	20,320	—	20,320

Total derivative instruments	—	51,359	—	51,359
Separate account assets (1)	16,523,630	10,736,532	—	27,660,571

Total assets	$16,869,752	$34,454,315	$9,738	$51,734,214

Liabilities
Collateral under derivative counterparty collateral agreements	5,490	—	—	5,490
Derivative instruments designated as hedges:
Cross-currency swaps	—	51,316	—	51,316
Derivative instruments not designated as hedges:
Interest rate swaps	—	1,628	—	1,628
Cross-currency swaps	—	41,599	—	41,599

Total derivative instruments	—	94,543	—	94,543

Embedded derivatives - GLWB	—	—	11,095	11,095
Separate account liabilities (2)	8	409,266	—	409,274

Total liabilities	$5,498	$503,809	$11,095	$520,402

(1) Included in the total fair value amount are $400 million of investments as of December 31, 2017 for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

(2) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

33

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2016
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,035,112	$—	$3,035,112
Obligations of U.S. states and their subdivisions	—	2,098,662	—	2,098,662
Corporate debt securities	—	13,968,110	11,639	13,979,749
Asset-backed securities	—	1,312,379	—	1,312,379
Residential mortgage-backed securities	—	140,992	—	140,992
Commercial mortgage-backed securities	—	1,225,282	—	1,225,282
Collateralized debt obligations	—	361,527	—	361,527

Total fixed maturities available-for-sale	—	22,142,064	11,639	22,153,703

Fixed maturities held-for-trading:
U.S. government direct obligations and U.S. agencies	—	458,067	—	458,067
Corporate debt securities	—	55,591	—	55,591
Commercial mortgage-backed securities	—	1,080	—	1,080

Total fixed maturities held-for-trading	—	514,738	—	514,738

Short-term investments	267,851	36,137	—	303,988
Collateral under derivative counterparty collateral agreements	103,214	—	—	103,214
Derivative instruments designated as hedges:
Interest rate swaps	—	33,390	—	33,390
Cross-currency swaps	—	53,641	—	53,641
Derivative instruments not designated as hedges:
Interest rate swaps	—	8,982	—	8,982
Interest rate swaptions	—	354	—	354
Cross-currency swaps	—	50,018	—	50,018

Total derivative instruments	—	146,385	—	146,385

Separate account assets (1)	15,407,992	11,199,924	—	27,037,765

Total assets	$15,779,057	$34,039,248	$11,639	$50,259,793

Liabilities
Collateral under derivative counterparty collateral agreements	103,214	—	—	103,214
Derivative instruments designated as hedges:
Cross-currency swaps	—	8,294	—	8,294
Derivative instruments not designated as hedges:
Interest rate swaps	—	13,340	—	13,340
Cross-currency swaps	—	16,647	—	16,647

Total derivative instruments	—	38,281	—	38,281

Embedded derivatives - GLWB	—	—	5,712	5,712
Separate account liabilities (2)	55	336,468	—	336,523

Total liabilities	$103,269	$374,749	$5,712	$483,730

(1) Included in the total fair value amount are $430 million of investments as of December 31, 2016 for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

(2) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

34

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments

The amortized cost of short-term investments is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers.

Derivative counterparty collateral agreements

Included in other assets is cash collateral received from or pledged to derivative counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps, and interest rate swaptions, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Embedded derivatives - GLWB

Significant unobservable inputs are used in the fair value measurements of GLWB include long-term equity and interest rate implied volatility, mortality, and policyholder behavior assumptions, such as benefit utilization and partial withdrawals.

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual fund, fixed maturity, and short-term securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis. The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

35

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2017
	Assets	Liabilities
	Fixed maturities available-for-sale
	Corporate debt securities	Embedded derivatives - GLWB
Balances, January 1, 2017	$11,639	$5,712
Realized and unrealized gains (losses) included in:
Net income	—	5,383
Other comprehensive income (loss)	169	—
Settlements	(1,703)	—
Transfers out of Level 3 (1)	(367)	$—

Balances, December 31, 2017	$9,738	$11,095

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2017	$—	$5,383

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2016
	Assets	Liabilities
	Fixed maturities available-for-sale
	Corporate debt securities	Embedded derivatives - GLWB
Balances, January 1, 2016	$4,538	$11,257
Realized and unrealized gains (losses) included in:
Net income	—	(5,545)
Other comprehensive income (loss)	273	—
Settlements	(1,478)	—
Transfers into Level 3 (1)	11,236	—
Transfers out of Level 3 (2)	(2,930)	—

Balances, December 31, 2016	$11,639	$5,712

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2016	$—	$(5,545)

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

(2) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

36

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2015
	Assets			Liabilities
	Fixed maturities available-for-sale		Total	Embedded derivatives - GLWB
	Corporate debt securities	Asset-backed securities
January 1, 2015	$5,842	$36	$5,878	$—
Realized and unrealized gains (losses) included in:
Net income	—	—	—	11,257
Other comprehensive income (loss)	(178)	—	(178)	—
Settlements	(1,126)	—	(1,126)	—
Transfers out of Level 3 (1)	—	(36)	(36)	—

Balances, December 31, 2015	$4,538	$—	$4,538	$11,257

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2015	$—	$—	$—	$11,257

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

The following table presents significant unobservable inputs used during the valuation of certain assets categorized within Level 3 of the recurring fair value measurements table:

	Valuation Technique	Unobservable Input	Range
			December 31, 2017	December 31, 2016

Embedded derivatives - GLWB	Risk neutral stochastic valuation methodology	Equity volatility	15% - 30%	15% - 30%
		Swap curve	1.69% - 2.54%	0.75% - 3.00%

		Mortality rate	Based on the Annuity 2000 Mortality Table	Based on the Annuity 2000 Mortality Table
		Lapse rate	1% - 15%	1% - 15%

Generally, the following will cause an increase (decrease) in GLWB embedded derivative fair value liabilities:

•	An increase (decrease) in equity volatility;
•	A decrease (increase) in interest rates;
•	A decrease (increase) in mortality;
•	A decrease (increase) in lapses.

The Company notes the following interrelationships:

•	Low equity returns will potentially result in higher in-the-moneyness. This may result in lower lapses increasing the projected number of inforce policies and may also increase the fair value of the GLWB reserve.

37

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments and investments not carried at fair value on a recurring basis:

	December 31, 2017		December 31, 2016
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets
Mortgage loans on real estate	$4,005,187	$4,066,800	$3,558,826	$3,574,240
Policy loans	4,104,094	4,104,094	4,019,648	4,019,648
Limited partnership interests	43,281	45,009	29,345	29,822
Other investments	11,507	41,588	14,382	44,687

Liabilities
Annuity contract benefits without life contingencies	$12,704,401	$12,647,309	$12,291,378	$12,129,631
Policyholders’ funds	280,578	280,578	285,554	285,554
Commercial paper	99,886	99,886	99,049	99,049
Notes payable	543,338	581,097	531,092	495,004

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value is classified as Level 2.

Policy loans

Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity, and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates their carrying value. The estimated fair value is classified as Level 2.

Limited partnership interests

Limited partnership interests, accounted for using the cost method, represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The net asset value, determined using the partnership financial statement reported capital account or net asset value adjusted for other relevant information which may impact the exit value of the investments, is used as a practical expedient to estimate fair value. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds, and from liquidation of the underlying assets of the funds which are estimated to be liquidated over the next one to 10 years.

Other investments

Other investments primarily include real estate held for investment. The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates. The estimated fair value is classified as Level 3.

38

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value is classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value is classified as Level 2.

Commercial paper

The amortized cost of commercial paper is a reasonable estimate of fair value due to its short-term nature and the high credit quality of the obligor. The estimated fair value is classified as Level 2.

Notes payable

Notes payable is recorded in due to parent and affiliates in the consolidated balance sheets. The estimated fair value of the notes payable to GWL&A Financial is based upon quoted market prices from independent pricing services of securities with characteristics similar to those of the notes payable. The estimated fair value is classified as Level 2.

9. Minimum Guarantees

The Company calculates additional liabilities for GMDB and GLWB. The following assumptions and methodology were used to determine GMDB additional reserves at December 31, 2017, and 2016 .

Area	Assumptions/Basis for Assumptions
Data Used	Based on 1,050 investment performance scenarios
Mean Investment Performance	Equity: 7% - 13% Fixed, Bond, Money Market Fund: level 0% - 10%
Volatility	Equity: 10% - 35% Fixed, Bond, Money Market Fund: 0% - 9%
Mortality	Based on the 1994 VA MGDB Mortality Table
Lapse Rates	Lapse Rates vary by duration and surrender charge
Discount Rates	5%

The assumptions and techniques for valuing the GLWB reserve is disclosed within Note 8 and are identical to those used for valuing the GLWB embedded derivative.

The separate account liabilities subject to the requirements for additional liabilities for GMDB and GLWB, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners for GMDB and GLWB at December 31, 2017, and 2016, were as follows:

	GMDB	GLWB	Total
December 31, 2017
Separate account liability	$64,953	$620,698	$685,651
Net amount at risk, net of reinsurance	$17,705	$1,480	$19,185
Weighted average attained age	70	69	N/A

December 31, 2016
Separate account liability	$55,607	$413,569	$469,176
Net amount at risk, net of reinsurance	$25,891	$2,941	$28,832
Weighted average attained age	71	58	N/A

39

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The paid and incurred amounts for GMDB and GLWB for the years ended December 31, 2017, 2016, and 2015 were as follows:

	GMDB	GLWB	Total
Additional liability balance:
Balances, January 1, 2015	$5,566	$—	$5,566
Incurred guaranteed benefits	821	4,813	5,634
Paid guaranteed benefits	(920)	—	(920)

Balances, December 31, 2015	5,467	4,813	10,280
Incurred guaranteed benefits	132	(2,740)	(2,608)
Paid guaranteed benefits	(503)	—	(503)

Balances, December 31, 2016	5,096	2,073	7,169
Incurred guaranteed benefits	(294)	3,807	3,513
Paid guaranteed benefits	(819)	—	(819)

Balances, December 31, 2017	$3,983	$5,880	$9,863

The aggregate fair value of equity securities supporting separate accounts with GMDB and GLWB were as follows:

	December 31, 2017	December 31, 2016
Equity securities - GMDB	$64,975	$55,605
Equity securities - GLWB	622,005	412,977

Total	$686,980	$468,582

10. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance, and modified coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2017, and 2016, the reinsurance recoverables had carrying values in the amounts of $589,080 and $598,864, respectively. Included in these amounts are $515,417 and $522,950 at December 31, 2017, and 2016, respectively, associated with reinsurance agreements with related parties. At December 31, 2017, and 2016, 87% and 87%, respectively, of the total reinsurance receivable was due from CLAC, a related party.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

40

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2017:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$56,059,075	$41,895,505	$97,954,580
Reinsurance ceded	(10,881,048)	(1,114,637)	(11,995,685)
Reinsurance assumed	53,532,666	—	53,532,666

Net	$98,710,693	$40,780,868	$139,491,561

Percentage of amount assumed to net	54%	—%	38%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$373,896	$2,184	$376,080
Reinsurance ceded	(55,945)	(88)	(56,033)
Reinsurance assumed	119,684	—	119,684

Net	$437,635	$2,096	$439,731

The following tables summarizes life insurance in-force and total premium income at and for the year ended December 31, 2016:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$54,618,888	$41,809,635	$96,428,523
Reinsurance ceded	(10,568,467)	(833,090)	(11,401,557)
Reinsurance assumed	56,165,011	—	56,165,011

Net	$100,215,432	$40,976,545	$141,191,977

Percentage of amount assumed to net	56%	—%	40%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$392,654	$1,998	$394,652
Reinsurance ceded	(52,397)	(81)	(52,478)
Reinsurance assumed	123,175	—	123,175

Net	$463,432	$1,917	$465,349

The following table summarizes total premium income for the year ended December 31, 2015:
	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$368,442	$503	$368,945
Reinsurance ceded	(48,107)	(86)	(48,193)
Reinsurance assumed	124,798	—	124,798

Net	$445,133	$417	$445,550

Reinsurance recoveries for life and other policy benefits were $33,737, $39,520, and $23,179 for the years ended December 31, 2017, 2016, and 2015, respectively.

41

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

11. Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA:

	DAC	VOBA	Total
Balances, January 1, 2015	$353,408	$25,286	$378,694
Capitalized additions	63,093	—	63,093
Amortization and writedowns	(96,095)	(4,493)	(100,588)
Unrealized investment (gains) losses	73,012	(68)	72,944

Balances, December 31, 2015	393,418	20,725	414,143
Capitalized additions	93,222	—	93,222
Amortization and writedowns	(29,317)	(1,992)	(31,309)
Unrealized investment (gains) losses	10,522	112	10,634

Balances, December 31, 2016	467,845	18,845	486,690
Capitalized additions	105,814	—	105,814
Amortization and writedowns	(20,862)	1,134	(19,728)
Unrealized investment (gains) losses	(54,358)	92	(54,266)

Balances, December 31, 2017	$498,439	$20,071	$518,510

The estimated future amortization of VOBA for the years ended December 31, 2018 through December 31, 2022, is approximately $3,800 per annum.

12. Goodwill and Other Intangible Assets

The balance of goodwill, all of which is within the Empower Retirement segment, at December 31, 2017, and 2016 was $137,683.

The following tables summarize other intangible assets, all of which are within the Empower Retirement segment:

	December 31, 2017
	Gross carrying	Accumulated
	amount	amortization	Net book value
Customer relationships	$47,580	$(30,495)	$17,085
Non-competition	362	(362)	—

Total	$47,942	$(30,857)	$17,085

	December 31, 2016
	Gross carrying	Accumulated
	amount	amortization	Net book value
Customer relationships	$47,580	$(27,517)	$20,063
Non-competition	1,325	(1,301)	24

Total	$48,905	$(28,818)	$20,087

Amortization expense for other intangible assets included in general insurance expenses was $3,002, $3,732, and $4,096 for the years ended December 31, 2017, 2016, and 2015, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2018 through December 31, 2022, is approximately $1,800 per annum.

42

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

13. Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2017	2016
Face value	$99,886	$99,049
Carrying value	$99,886	$99,049
Effective interest rate	1.4%-1.7%	0.7%-0.8%
Maturity range (days)	19 - 67	10 - 30

14. Stockholder’s Equity and Dividend Restrictions

At December 31, 2017, and 2016, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which was issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,320,176 and 7,292,708 of which were issued and outstanding at December 31, 2017, and 2016, respectively.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,
	2017	2016	2015		2017	2016

Net income	$170,018	$100,657	$187,232	Capital and surplus	$1,129,510	$1,053,333

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2017.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the years ended December 31, 2017, 2016, and 2015, the Company paid dividends in the amounts of $145,301, $125,691, and $139,533, respectively, to its parent company, GWL&A Financial.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the Colorado Division of Insurance, the statutory capital and surplus and net gain from operations at and for the year ended December 31, 2017, were $1,129,510 and $169,483 , respectively. Based on the as filed amounts, the Company may pay an amount up to $112,951 of dividends during the year ended December 31, 2018, without the prior approval of the Colorado Insurance Commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

43

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

15. Other Comprehensive Income

The following table presents the accumulated balances for each classification of other comprehensive income (loss):

	Year Ended December 31, 2017

	Unrealized holding gains (losses) arising on fixed maturities, available-for- sale (1)	Unrealized holding gains (losses) arising on cash flow hedged (2)	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment (3)	Total
Balances, January 1, 2015	$784,183	$33,141	$(108,194)	$(106,112)	$603,018
OCI before reclassifications	(643,880)	31,061	65,245	19,730	(527,844)
Deferred income tax benefit (expense)	225,358	(10,871)	(22,836)	(6,905)	184,746

AOCI before reclassification, net of tax	(418,522)	20,190	42,409	12,825	(343,098)
Amounts reclassified from AOCI	(40,217)	(12,380)	—	11,856	(40,741)
Deferred income tax benefit (expense)	14,076	4,333	—	(4,150)	14,259

Amounts reclassified from AOCI, net of tax	(26,141)	(8,047)	—	7,706	(26,482)

Balances, December 31, 2015	339,520	45,284	(65,785)	(85,581)	233,438

OCI before reclassifications	20,295	44,776	10,983	(7,315)	68,739
Deferred income tax benefit (expense)	(7,103)	(15,672)	(3,844)	2,560	(24,059)

AOCI before reclassification, net of tax	13,192	29,104	7,139	(4,755)	44,680
Amounts reclassified from AOCI	(63,022)	(11,249)	—	9,281	(64,990)
Deferred income tax benefit (expense)	22,058	3,937	—	(3,248)	22,747

Amounts reclassified from AOCI, net of tax	(40,964)	(7,312)	—	6,033	(42,243)

Balances, December 31, 2016	311,748	67,076	(58,646)	(84,303)	235,875

OCI before reclassifications	377,605	(73,726)	(88,648)	7,283	222,514
Deferred income tax benefit (expense)	(132,162)	25,804	31,027	(2,549)	(77,880)

AOCI before reclassification, net of tax	245,443	(47,922)	(57,621)	4,734	144,634
Amounts reclassified from AOCI	(29,710)	(4,498)	—	6,982	(27,226)
Deferred income tax benefit (expense)	10,399	1,574	—	(2,444)	9,529

Amounts reclassified from AOCI, net of tax	(19,311)	(2,924)	—	4,538	(17,697)

Impact of tax reform	7,007	87,299	—	(16,161)	78,145

Balances, December 31, 2017	$544,887	$103,529	$(116,267)	$(91,192)	$440,957

(1) Reclassifications affect Other realized investment gains(losses), net on the consolidated statements of income.

(2) Reclassifications affect net investment income on the consolidated statements of income, except for $2,954 and $2,657 (before tax) which affected interest expense for the years ended December 31, 2017 and 2016, respectively.

(3) The adjustments for defined benefit plans are included in the computation of net periodic (benefit) cost of employee benefit plans (see note 17 for additional details).

44

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

16. General Insurance Expenses

The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2017	2016	2015
Compensation	$646,595	$625,364	$564,008
Commissions	241,357	222,028	206,360
Other	309,661	333,835	308,628

Total general insurance expenses	$1,197,613	$1,181,227	$1,078,996

17. Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement Plans

The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Prior to December 31, 2012, the Company accounted for the Defined Benefit Pension Plan as the direct legal obligation of the Company and accounted for the corresponding plan obligations on its balance sheet and statements of income. Effective December 31, 2012, the Company transferred the sponsorship of the Defined Benefit Pension Plan to GWL&A Financial, the Company’s immediate parent. Despite the change in sponsorship of the Defined Benefit Pension Plan, the Company continues to account for the corresponding plan obligations on its balance sheet and statements of income.

Benefits for the Defined Benefit Pension Plan are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the Defined Benefit Pension Plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management.

The Company also provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to employees covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

45

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
Change in projected benefit obligation:
Benefit obligation, January 1	$592,290	$560,817	$19,031	$16,637	$44,501	$43,858	$655,822	$621,312
Service cost	3,506	(1,403)	1,457	1,246	(16)	294	4,947	137
Interest cost	24,205	25,263	758	713	1,620	1,775	26,583	27,751
Actuarial (gain) loss	40,840	24,928	(1,216)	1,408	(1,872)	1,911	37,752	28,247
Regular benefits paid	(19,737)	(17,315)	(701)	(973)	(3,336)	(3,337)	(23,774)	(21,625)
Curtailments	(17,244)	—	—	—	—	—	(17,244)	—
Amendment	1,852	—	—	—	24	—	1,876	—

Benefit obligation, December 31	$625,712	$592,290	$19,329	$19,031	$40,921	$44,501	$685,962	$655,822

Accumulated benefit obligation	$625,712	$575,024	$19,329	$19,031	$40,921	$43,098	$685,962	$637,153

During 2017, the Company approved an amendment to the Defined Benefit Pension Plan freezing all benefit accruals for pension-eligible participants as of December 31, 2017. The Company also approved an amendment to provide pension-eligible employees with full credit for their anniversary year of services that began in 2017, even if the participants had not completed 1,000 hours of service as of December 31, 2017. The impact of the Plan freeze was reflected on September 25, 2017, and in accordance with ASC 715 Compensation - Retirement Benefits, resulted in a curtailment gain in the amount of $17,244. Additionally, as a result of the amendment to provide an additional year of service credit, prior service cost in the amount of $1,852 was recorded in other comprehensive income as of December 31, 2017. Under a curtailment due to a plan freeze, any unrecognized prior service cost included in other comprehensive income associated with the employees affected by the pension plan freeze must be fully recognized in benefit cost in determining the net gain or loss to be recognized for the curtailment. Additionally, the curtailment gain recognized in the income statement is offset by accelerating, in an equal amount, the recognition of any actuarial gain or loss in other comprehensive income. $15,392 of actuarial loss was recognized from other comprehensive income to offset the net curtailment gain. As a result, the net impact to the income statement was zero.

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
Change in plan assets:
Value of plan assets, January 1	$453,087	$427,131	$—	$—	$—	$—	$453,087	$427,131
Actual return on plan assets	50,292	43,271	—	—	—	—	50,292	43,271
Employer contributions	—	—	701	973	3,337	3,337	4,038	4,310
Benefits paid	(19,737)	(17,315)	(701)	(973)	(3,337)	(3,337)	(23,775)	(21,625)

Value of plan assets, December 31	$483,642	$453,087	$—	$—	$—	$—	$483,642	$453,087

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
Under funded status at December 31	$(142,070)	$(139,203)	$(19,329)	$(19,031)	$(40,921)	$(44,501)	$(202,320)	$(202,735)

46

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents amounts recognized in the consolidated balance sheets for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
Amounts recognized in consolidated balance sheets:
Other liabilities	$(142,070)	$(139,203)	$(19,329)	$(19,031)	$(40,921)	$(44,501)	$(202,320)	$(202,735)
Accumulated other comprehensive income (loss)	(121,645)	(133,055)	6,276	5,715	(66)	(2,360)	(115,435)	(129,700)

The following table provides information regarding amounts in AOCI that have not yet been recognized as components of net periodic benefit cost at December 31, 2017:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(121,645)	$(96,098)	$6,105	$4,823	$1,157	$914	$(114,383)	$(90,361)
Net prior service (cost) credit	—	—	171	135	(1,223)	(966)	(1,052)	(831)

	$(121,645)	$(96,098)	$6,276	$4,958	$(66)	$(52)	$(115,435)	$(91,192)

The following table provides information regarding amounts in AOCI that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2018:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(2,336)	$(1,845)	$276	$218	$45	$36	$(2,015)	$(1,591)
Prior service (cost) credit	—	—	20	16	(324)	(256)	(304)	(240)

	$(2,336)	$(1,845)	$296	$234	$(279)	$(220)	$(2,319)	$(1,831)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined Benefit Pension Plan	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan
2018	$20,286	$795	$2,515
2019	21,396	855	2,520
2020	22,737	873	2,480
2021	24,688	940	2,446
2022	26,676	1,003	10,180
2023 through 2027	158,881	6,579	13,065

47

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income includes the following components:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2017	2016	2015
Components of net periodic cost:
Service cost	$3,506	$(1,403)	$12,851
Interest cost	24,205	25,263	23,987
Expected return on plan assets	(20,626)	(22,339)	(28,345)
Amortization of unrecognized prior service cost	—	—	13
Amortization of loss from earlier periods	7,190	10,260	12,398

Net periodic cost	$14,275	$11,781	$20,904

	Post-Retirement Medical Plan
	Year Ended December 31,
	2017	2016	2015
Components of net periodic benefit:
Service cost	$1,457	$1,246	$1,042
Interest cost	758	713	560
Amortization of unrecognized prior service benefit	(453)	(1,102)	(1,640)
Amortization of gain from earlier periods	(202)	(317)	(511)

Net periodic benefit	$1,560	$540	$(549)

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2017	2016	2015
Components of net periodic cost:
Service cost	$(16)	$294	$282
Interest cost	1,620	1,775	2,122
Amortization of unrecognized prior service cost	501	501	933
Amortization of loss from earlier periods	(54)	(61)	663

Net periodic cost	$2,051	$2,509	$4,000

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	December 31,
	2017	2016
Discount rate	3.71%	4.20%
Rate of compensation increase	4.47%	4.47%

48

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Post-Retirement Medical Plan
	December 31,
	2017	2016
Discount rate	3.63%	4.05%
Initial health care cost trend	6.50%	6.75%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2024

	Supplemental Executive Retirement Plan
	December 31,
	2017	2016
Discount rate	3.43%	3.80%
Rate of compensation increase	4.00%	4.00%

During 2017, the Company adopted the Society of Actuaries Mortality Improvement Scale (MP-2017).

During 2016, the Company adopted the Society of Actuaries Mortality Improvement Scale (MP-2016).

The following tables present the assumptions used in determining the net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2017	2016
Discount rate	4.20%	4.55%
Expected return on plan assets	5.25%	6.00%
Rate of compensation increase	4.47%	4.47%

	Post-Retirement Medical Plan
	Year Ended December 31,
	2017	2016
Discount rate	4.05%	4.31%
Initial health care cost trend	6.75%	7.00%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2024

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2017	2016
Discount rate	3.80%	4.22%
Rate of compensation increase	4.00%	4.00%

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

49

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the impact on the Post-Retirement Medical Plan that a one-percentage-point change in assumed health care cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$371	$(309)
Increase (decrease) on post-retirement benefit obligation	2,524	(2,157)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested:

	December 31,
	2017	2016
Equity securities	47%	45%
Debt securities	45%	39%
Other	8%	16%

Total	100%	100%

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation approach utilized to determine such fair value:

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2017
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds: (1)
Equity index funds	$—	$—	$—	$32,596
Midcap index funds	—	—	—	31,717
World equity index funds	—	—	—	60,216
U.S. equity market funds	—	—	—	46,400
International equity funds	—	—	—	15,382

Total common collective trust funds	—	—	—	186,311
Fixed maturity investments:
U.S. government direct obligations and agencies	—	4,608	—	4,608
Obligations of U.S. states and their municipalities	—	18,775	—	18,775
Corporate debt securities	—	183,462	1,108	184,570
Asset-backed securities	—	10,569	—	10,569
Commercial mortgage-backed securities	—	2,475	—	2,475

Total fixed maturity investments	—	219,889	1,108	220,997
Equity investments:
Fixed income mutual funds	27,516	—	—	27,516
Equity mutual funds	15,609	—	—	15,609
Preferred stock	704	—	—	704

Total equity investments	43,829	—	—	43,829
Limited partnership investments (1)	—	—	—	7,465
Money market funds	29,576	—	—	29,576

Total defined benefit plan assets	$73,405	$219,889	$1,108	$488,178

(1) Fair values of Common collective trust funds and Limited partnership investments are estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

50

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2016
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds: (1)
Equity index funds	$—	$—	$—	$34,578
Midcap index funds	—	—	—	35,330
World equity index funds	—	—	—	44,235
U.S. equity market funds	—	—	—	45,614
International equity funds	—	—	—	11,143

Total common collective trust funds	—	—	—	170,900
Fixed maturity investments:
U.S. government direct obligations and agencies	—	5,672	—	5,672
Obligations of U.S. states and their municipalities	—	18,670	—	18,670
Corporate debt securities	—	141,102	1,316	142,418
Asset-backed securities	—	7,828	—	7,828
Commercial mortgage-backed securities	—	2,884	—	2,884

Total fixed maturity investments	—	176,156	1,316	177,472
Equity investments:
Fixed income mutual funds	21,321	—	—	21,321
Equity mutual funds	11,106	—	—	11,106
Preferred stock	640	—	—	640

Total equity investments	33,067	—	—	33,067
Limited partnership investments (1)	—	—	—	7,022
Money market funds	62,883	—	—	62,883

Total defined benefit plan assets	$95,950	$176,156	$1,316	$451,344

(1) Fair values of Common collective trust funds and Limited partnership investments are estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

The following tables present additional information about assets of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets
	Corporate debt securities
	Year Ended December 31,
	2017	2016
Balance, January 1	$1,316	$—
Unrealized gains relating to instruments still held at reporting period	19	54
Settlements	(227)	(213)
Transfers into Level 3 (1)	—	1,475

Balance, December 31	$1,108	$1,316

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each

51

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

The following table presents the target allocation of invested Defined Benefit Pension Plan assets at December 31, 2018:

December 31, 2018
Equity securities	30%
Debt securities	52%
Other	18%

Total	100%

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2018. The Company expects to make payments of approximately $795 with respect to its Post-Retirement Medical Plan and $2,515 with respect to its Supplemental Executive Retirement Plan during the year ended December 31, 2018.

Other employee benefit plans

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $27,284 and $21,758 at December 31, 2017, and December 31, 2016, respectively.

The Company sponsors a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Currently, the Company matches a percentage of employee contributions in cash. The Company recognized $14,937, $12,364, and $13,016 in expense related to this plan for the years ended December  31, 2017, 2016, and 2015, respectively.

18. Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2017	2016	2015
Current	$84,445	$32,031	$76,842
Deferred	(167,059)	53,481	21,682

Total income tax provision	$(82,614)	$85,512	$98,524

52

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate:

	Year Ended December 31,
	2017	2016	2015
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Federal tax rate change resulting from tax reform	(61.4)%	—%	—%
Investment income not subject to federal tax	(4.3)%	(3.0)%	(3.0)%
Tax credits	(0.3)%	(6.9)%	(0.2)%
State income taxes, net of federal benefit	2.3%	2.3%	3.2%
Other, net	(0.1)%	(0.4)%	(0.9)%

Effective federal income tax rate	(28.8)%	27.0%	34.1%

On December 22, 2017, H.R. 1, the Tax Reconciliation Act (the “Act”), was enacted. The legislation, which is generally effective for tax years beginning on January 1, 2018, represents significant U.S. tax reform and revises the Internal Revenue Code by, among other items, lowering the federal corporate income tax rate from 35% to 21% and modifying how the U.S. taxes multinational entities.

The decrease in the federal corporate income tax rate caused the Company to revalue its deferred tax balances at the new 21% rate, resulting in the recognition of a $175,842 deferred tax benefit and a 61.4% decrease to the Company’s 2017 overall effective income tax rate. The impact of tax reform recognized in Accumulated Other Comprehensive Income was $78,145. This balance was transferred to Retained Earnings on the Balance Sheet.

A reconciliation of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2017	2016	2015
Balance, beginning of year	$17,268	$23,093	$26,890
Additions to tax positions in the current year	13,461	—	1,383
Additions to tax positions in the prior year	—	1,902	50
Reductions to tax positions from statutes expiring	—	(7,727)	(5,230)

Balance, end of year	$30,729	$17,268	$23,093

There were no tax benefits included in the unrecognized tax benefits of $30,729 at December 31, 2017, that would impact the annual effective tax rate. The Company anticipates a decrease in its unrecognized tax benefits of $8,000 to $10,000 in the next twelve months, primarily due to changes in the composition of the consolidated group.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized an increase of $553 and decreases of $153, and $193 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2017, 2016, and 2015, respectively. The Company had approximately $1,417 and $864 accrued for the payment of interest and penalties at December 31, 2017, and 2016, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2013 and prior. Tax years 2014 through 2016 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state, or local audits.

53

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2017		2016
	Deferred	Deferred	Deferred	Deferred
	tax asset	tax liability	tax asset	tax liability
Policyholder reserves	$—	$146,294	$—	$278,632
Deferred acquisition costs	—	20,405	—	28,071
Investment assets	—	185,940	—	233,583
Policyholder dividends	5,244	—	8,583	—
Net operating loss carryforward	32,662	—	96,693	—
Pension plan accrued benefit liability	51,289	—	83,562	—
Goodwill	—	23,287	—	35,306
Experience rated refunds	9,988	—	6,654	—
Tax credits	169,692	—	168,597	—
Other	13,848	—	19,592	—

Total deferred taxes	$282,723	$375,926	$383,681	$575,592

The deferred tax amounts presented above with respect to investments, future policy benefits, and deferred acquisition costs include $141,458 and $172,405 related to amounts recognized through other comprehensive income at December 31, 2017, and 2016, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

As of December 31, 2017, the subsidiaries had net operating loss carry forwards expiring as follows:

Year	Amount
2023	65,209
2028	2,215

Total	$67,424

During the years ended December 31, 2017, 2016, and 2015, the Company generated $120, $215, and $3,295 of Guaranteed Federal Low Income Housing tax credit carryforwards, respectively. As of December 31, 2017, the total credit carryforward for Low Income Housing is $142,089. These credits will begin to expire in 2030.

The Company generated $3,474 of foreign tax credit during the year ended December 31, 2017. During the years ended December 31, 2010 through December 31, 2016, the Company generated credit carryforwards of $23,984. The Company determined in 2016 to amend its prior year previously filed federal income tax returns in order to elect to claim foreign tax credits in lieu of foreign tax expense. These credits will begin to expire in 2020.

Included in due from parent and affiliates at December 31, 2017, and 2016 is $41,694 and $35,093, respectively, of income taxes receivable primarily from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries.

Included in the consolidated balance sheets at December 31, 2017, and 2016 is $5,845 and $7,819, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by certain subsidiaries.

54

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

19. Segment Information

The Chief Operating Decision Maker (“CODM”) of the Company is also the Chief Executive Officer (“CEO”) of the Company and Lifeco U.S. The CODM reviews the financial information for the purposes of assessing performance and allocating resources based upon the results of Lifeco U.S. and other U.S. affiliates prepared in accordance with International Financial Reporting Standards. The CODM, in his capacity as CEO of the Company, reviews the Company’s financial information only in connection with the quarterly and annual reports that are filed with the Securities and Exchange Commission (“SEC”). Consequently, the Company does not provide its discrete financial information to the CODM to be regularly reviewed to make decisions about resources to be allocated or to assess performance. For purposes of SEC reporting requirements, the Company has chosen to present its financial information in three segments, notwithstanding the above. The three segments are: Individual Markets, Empower Retirement, and Other.

Individual Markets

The Individual Markets reporting and operating segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life, and variable universal life.

Empower Retirement

The Empower Retirement reporting and operating segment provides various retirement plan products and investment options as well as comprehensive administrative and recordkeeping services for financial institutions and employers, which include educational, advisory, enrollment, and communication services for employer-sponsored defined contribution plans and associated defined benefit plans.

Other

The Company’s Other reporting segment is substantially comprised of activity under the assumption of reinsurance between GWSC and CLAC (“the GWSC operating segment”), corporate items not directly allocated to the other operating segments, the impact of tax reform and interest expense on long-term debt.

The accounting principles used to determine segment results are the same as those used in the consolidated financial statements. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. Inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers, or agents.

55

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information:

	Year Ended December 31, 2017
	Individual	Empower
	Markets	Retirement	Other	Total
Revenue:
Premium income	$357,244	$2,172	$80,315	$439,731
Fee income	110,128	943,038	6,956	1,060,122
Other revenue	—	9,611	—	9,611
Net investment income	738,002	434,677	47,374	1,220,053
Realized investments gains (losses), net	32,652	13,752	(1)	46,403

Total revenues	1,238,026	1,403,250	134,644	2,775,920

Benefits and expenses:
Policyholder benefits	953,371	206,544	81,219	1,241,134
Operating expenses	169,234	998,431	80,619	1,248,284

Total benefits and expenses	1,122,605	1,204,975	161,838	2,489,418

Income (loss) before income taxes	115,421	198,275	(27,194)	286,502
Income tax expense (benefit)	38,605	64,252	(185,471)	(82,614)

Net income	$76,816	$134,023	$158,277	$369,116

	December 31, 2017
	Individual	Empower
	Markets	Retirement	Other	Total
Assets:
Investments	$17,791,097	$12,472,906	$1,873,279	$32,137,282
Other assets	1,465,544	1,027,458	154,312	2,647,314
Separate account assets	8,494,248	19,166,323	—	27,660,571

Assets of continuing operations	$27,750,889	$32,666,687	$2,027,591	62,445,167

Assets of discontinued operations				16,095

Total assets				$62,461,262

56

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2016
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$379,127	$1,853	$84,369	$465,349
Fee income	99,514	851,620	5,683	956,817
Other revenue	—	12,261	—	12,261
Net investment income	798,557	428,327	49,675	1,276,559
Realized investments gains (losses), net	40,899	51,209	774	92,882

Total revenues	1,318,097	1,345,270	140,501	2,803,868

Benefits and expenses:
Policyholder benefits	969,182	206,143	65,698	1,241,023
Operating expenses	175,016	1,002,129	69,096	1,246,241

Total benefits and expenses	1,144,198	1,208,272	134,794	2,487,264

Income before income taxes	173,899	136,998	5,707	316,604
Income tax expense	58,601	25,144	1,767	85,512

Net income	$115,298	$111,854	$3,940	$231,092

	December 31, 2016
	Individual Markets	Empower Retirement	Other	Total
Assets:
Investments	$16,770,772	$12,195,748	$1,634,330	$30,600,850
Other assets	1,453,717	1,057,148	141,666	2,652,531
Separate account assets	7,521,475	19,516,290	—	27,037,765

Assets of continuing operations	$25,745,964	$32,769,186	$1,775,996	60,291,146

Assets of discontinued operations				17,652

Total assets				$60,308,798

57

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2015
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$360,783	$533	$84,234	$445,550
Fee income	87,471	853,076	3,979	944,526
Other revenue	—	13,563	—	13,563
Net investment income	801,935	398,639	53,856	1,254,430
Realized investments gains (losses), net	28,864	54,752	94	83,710

Total revenues	1,279,053	1,320,563	142,163	2,741,779

Benefits and expenses:
Policyholder benefits	931,631	201,791	101,205	1,234,627
Operating expenses	159,719	992,564	65,890	1,218,173

Total benefits and expenses	1,091,350	1,194,355	167,095	2,452,800

Income (loss) before income taxes	187,703	126,208	(24,932)	288,979
Income tax expense (benefit)	64,360	43,058	(8,894)	98,524

Net income (loss)	$123,343	$83,150	$(16,038)	$190,455

20. Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by Human Resources Committee. At its discretion the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company. Under the PSU plan, “performance share units” are granted to certain senior executives of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

58

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,
	2017	2016	2015
Lifeco Stock Plan	$1,460	$2,190	$1,655
Performance Share Unit Plan	7,207	5,318	2,320

Total compensation expense	$8,667	$7,508	$3,975

Income tax benefits	$2,832	$2,458	$1,143

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2017, and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)
Lifeco Stock Plan	$ 1,673	1.6
Performance Share Unit Plan	5,179	1.3

Equity Award Activity

During the year ended December 31, 2017, Lifeco granted 434,300 stock options to employees of the Company. These stock options vest over five - year periods ending in 2022. Compensation expense of $1,195 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Intrinsic value (1)
Outstanding, January 1, 2017	4,062,001	$23.25
Granted	434,300	29.26
Exercised	(655,384)	24.58
Cancelled and expired	(393,942)	28.35

Outstanding, December 31, 2017	3,446,975	24.88	6.3	$11,012
Vested and expected to vest, December 31, 2017	3,446,975	$24.88	6.3	$11,012
Exercisable, December 31, 2017	2,190,591	$23.22	5.3	$10,327

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2017, and the exercise price of the option (only if the result is positive) multiplied by the number of options.

59

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,
	2017	2016	2015
Weighted average fair value of options granted	$2.75	$2.74	$3.33
Intrinsic value of options exercised (1)	2,869	2,102	4,234
Fair value of options vested	2,203	1,605	1,670

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of the options granted during the years ended December 31, 2017, 2016, and 2015 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2017	2016	2015
Dividend yield	3.98%	3.99%	3.66%
Expected volatility	13.99%	19.03%	19.10%
Risk free interest rate	1.25%	0.80%	0.90%
Expected duration (years)	6.0	6.0	6.0

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units
Outstanding, January 1, 2017	598,911
Granted	290,895
Forfeited	(77,957)
Exercised	(130,339)

Outstanding, December 31, 2017	681,510

Vested and expected to vest, December 31, 2017	681,510

The cash payment in settlement of the Performance Share Unit Plan units was $3,398 and $3,988 for the years ended December 31, 2017, and 2016, respectively.

21.  Commitments and Contingencies

Commitments

The following table summarizes the Company’s future purchase obligations and commitments:

	Payment due by period
	Less than one year	One to three years	Three to five years	More than five years	Total
Related party long-term debt - principal (1)	$—	$—	$—	$540,400	$540,400
Related party long-term debt - interest (2)	26,796	53,591	53,591	468,942	602,920
Investment purchase obligations (3)	312,152	1,090	—	—	313,242
Operating leases (4)	15,467	23,703	7,000	13	46,183
Other liabilities (5)	39,499	33,261	40,487	19,644	132,891

Total	$393,914	$111,645	$101,078	$1,028,999	$1,635,636

60

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

(1) Related party long-term debt principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of three long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s consolidated balance sheet because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

(2)  Related party long-term debt interest - One long-term surplus note bears interest at a fixed rate through maturity. The second surplus note bears a variable interest rate plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The third long-term surplus note bears interest at a fixed rate through maturity. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2017 and do not consider the impact of future interest rate changes.

(3)  Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans on real estate, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans on real estate is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2017, and 2016, were as follows:

	December 31, 2017	December 31, 2016
Due in less than one year	$312,152	$438,458
Due within one to three years	1,090	—

Total	$313,242	$438,458

Included in the total unfunded commitments at December 31, 2017, and 2016, is $114,726 and $93,440, respectively, related to cost basis limited partnership interests, all of which is due within one year from the dates indicated.

(4)  Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. The Company incurred rent expense, net of sublease income, of $13,433, $12,575, and $12,050 for the years ended December 31, 2017, 2016, and 2015, respectively and is recorded in general insurance expense. The Company’s total future operating lease obligation will be reduced by minimum reimbursement of $5,938 due in the future under non-cancelable agreements.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5)  Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

·	Expected contributions to the Company’s defined benefit pension plan and benefit payments for the Post-Retirement Medical Plan and Supplemental Executive Retirement Plan.
·	Miscellaneous purchase obligations to acquire goods and services.
·	Unrecognized tax benefits

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility expires on March 1, 2018. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $1,100,000, as defined in the credit facility agreement (both compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), for each quarter ending after December 31, 2016. The Company was in compliance with all covenants at December 31, 2017, and 2016. At December 31, 2017, and 2016 there were no outstanding amounts related to the current and prior credit facilities.

61

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

GWL&A Financial has a letter of credit for the benefit of GWSC for capital support in the amount of $70 million and which renews annually until the Company terminates it under the provisions specified in the agreement. Additionally, GWL&A Financial terminated a letter of credit on December 21, 2017 in the amount of $1,141 million which was for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities. This letter of credit was replaced with an excess of loss reinsurance agreement with a third party reinsurer. At December 31, 2017, and 2016, there were no outstanding amounts related to the letters of credit.

In addition, the Company has other letters of credit with a total amount of $9,095, renewable annually for an indefinite period of time. At December 31, 2017, and 2016, there were no outstanding amounts related to those letters of credit.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

The Company is defending lawsuits relating to the costs and features of certain retirement or fund products. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the consolidated financial position of the Company.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s consolidated financial position, results of its operations, or cash flows.

22. Subsequent Events

On February 1, 2018, the Company’s Board of Directors declared dividends of $24,001, payable on March 30, 2018, to its sole shareholder, GWL&A Financial.

62

Variable Annuity-2 Series Account

of Great-West Life & Annuity

Insurance Company

Annual Statement for the Year Ended

December 31, 2017 and Report of Independent

Registered Public Accounting Firm

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	ALGER SMID CAP FOCUS PORTFOLIO	ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,751,376	$1,143,139	$2,659,643	$385,856	$141,310	$703,261
Investment income due and accrued
Receivable for investments sold			4
Purchase payments receivable						8,768

Total assets	1,751,376	1,143,139	2,659,647	385,856	141,310	712,029

LIABILITIES:
Payable for investments purchased						8,768
Redemptions payable			4
Due to Great-West Life & Annuity Insurance Company	202	131	295	31	13	56

Total liabilities	202	131	299	31	13	8,824

NET ASSETS	$1,751,174	$1,143,008	$2,659,348	$385,825	$141,297	$703,205

NET ASSETS REPRESENTED BY:
Accumulation units	$1,751,174	$1,143,008	$2,659,348	$385,825	$141,297	$703,205
Contracts in payout phase

NET ASSETS	$1,751,174	$1,143,008	$2,659,348	$385,825	$141,297	$703,205

ACCUMULATION UNITS OUTSTANDING	13,784	9,035	29,176	14,204	9,647	59,602

UNIT VALUE (ACCUMULATION)	$127.04	$126.51	$91.15	$27.16	$14.65	$11.80

(1) Cost of investments:	$966,806	$879,735	$1,768,410	$430,111	$118,093	$720,358
Shares of investments:	21,193	18,557	106,386	15,977	62,251	73,794

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND

ASSETS:
Investments at fair value (1)	$1,407,159	$775,281	$4,866,519	$5,896,762	$1,971,451	$3,117,753
Investment income due and accrued
Receivable for investments sold			28,127	9,747
Purchase payments receivable					4,950

Total assets	1,407,159	775,281	4,894,646	5,906,509	1,976,401	3,117,753

LIABILITIES:
Payable for investments purchased					4,950
Redemptions payable			28,127	9,747
Due to Great-West Life & Annuity Insurance Company	110	54	367	539	151	264

Total liabilities	110	54	28,494	10,286	5,101	264

NET ASSETS	$1,407,049	$775,227	$4,866,152	$5,896,223	$1,971,300	$3,117,489

NET ASSETS REPRESENTED BY:
Accumulation units	$1,407,049	$775,227	$4,866,152	$5,896,223	$1,971,300	$3,117,489
Contracts in payout phase

NET ASSETS	$1,407,049	$775,227	$4,866,152	$5,896,223	$1,971,300	$3,117,489

ACCUMULATION UNITS OUTSTANDING	116,586	74,724	341,529	489,499	172,957	263,749

UNIT VALUE (ACCUMULATION)	$12.07	$10.37	$14.25	$12.05	$11.40	$11.82

(1) Cost of investments:	$1,299,710	$775,369	$4,494,672	$5,614,035	$1,925,009	$2,805,084
Shares of investments:	104,234	75,934	213,819	525,558	126,375	145,553

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,971,917	$7,867,953	$4,993,407	$1,176,611	$144,220	$1,056,110
Investment income due and accrued			19,835
Receivable for investments sold		2,000	8,231
Purchase payments receivable

Total assets	1,971,917	7,869,953	5,021,473	1,176,611	144,220	1,056,110

LIABILITIES:
Payable for investments purchased
Redemptions payable		2,000	8,231
Due to Great-West Life & Annuity Insurance Company	160	650	401	108	13	100

Total liabilities	160	2,650	8,632	108	13	100

NET ASSETS	$1,971,757	$7,867,303	$5,012,841	$1,176,503	$144,207	$1,056,010

NET ASSETS REPRESENTED BY:
Accumulation units	$1,971,757	$7,867,303	$5,012,841	$1,176,503	$144,207	$1,056,010
Contracts in payout phase

NET ASSETS	$1,971,757	$7,867,303	$5,012,841	$1,176,503	$144,207	$1,056,010

ACCUMULATION UNITS OUTSTANDING	151,315	708,782	455,043	103,371	13,474	88,589

UNIT VALUE (ACCUMULATION)	$13.03	$11.10	$11.02	$11.38	$10.70	$11.92

(1) Cost of investments:	$1,762,665	$7,499,267	$4,961,492	$1,165,292	$144,832	$967,765
Shares of investments:	78,908	530,186	676,613	47,869	7,168	42,312

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES

ASSETS:
Investments at fair value (1)	$438,544	$4,696,204	$132,734	$47,620	$3,105,026	$345,277
Investment income due and accrued
Receivable for investments sold	5	39
Purchase payments receivable					9,444	10,000

Total assets	438,549	4,696,243	132,734	47,620	3,114,470	355,277

LIABILITIES:
Payable for investments purchased					9,444	10,000
Redemptions payable	5	39
Due to Great-West Life & Annuity Insurance Company	51	540	15	1	203	27

Total liabilities	56	579	15	1	9,647	10,027

NET ASSETS	$438,493	$4,695,664	$132,719	$47,619	$3,104,823	$345,250

NET ASSETS REPRESENTED BY:
Accumulation units	$438,493	$4,695,664	$132,719	$47,619	$3,104,823	$345,250
Contracts in payout phase

NET ASSETS	$438,493	$4,695,664	$132,719	$47,619	$3,104,823	$345,250

ACCUMULATION UNITS OUTSTANDING	24,206	183,677	2,371	2,272	221,567	27,903

UNIT VALUE (ACCUMULATION)	$18.12	$25.56	$55.98	$20.96	$14.01	$12.37

(1) Cost of investments:	$242,782	$4,485,495	$141,807	$45,692	$2,624,491	$326,057
Shares of investments:	18,372	217,820	6,640	2,361	124,350	25,844

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DELAWARE VIP REIT SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE CROCI® U.S. VIP	DEUTSCHE GLOBAL SMALL CAP VIP	DEUTSCHE SMALL MID CAP VALUE VIP

ASSETS:
Investments at fair value (1)	$1,644,472	$1,999,773	$3,480,598	$117,023	$34,093	$238,380
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	1,644,472	2,009,217	3,480,598	117,023	34,093	238,380

LIABILITIES:
Payable for investments purchased		9,444
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	148	149	133	4	2	5

Total liabilities	148	9,593	133	4	2	5

NET ASSETS	$1,644,324	$1,999,624	$3,480,465	$117,019	$34,091	$238,375

NET ASSETS REPRESENTED BY:
Accumulation units	$1,644,324	$1,999,624	$3,480,465	$117,019	$34,091	$238,375
Contracts in payout phase

NET ASSETS	$1,644,324	$1,999,624	$3,480,465	$117,019	$34,091	$238,375

ACCUMULATION UNITS OUTSTANDING	145,573	141,218	163,946	7,649	2,357	12,362

UNIT VALUE (ACCUMULATION)	$11.30	$14.16	$21.23	$15.30	$14.46	$19.28

(1) Cost of investments:	$1,701,364	$1,856,913	$2,965,781	$113,843	$37,267	$217,246
Shares of investments:	122,175	47,031	113,190	7,020	2,734	13,347

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	DIMENSIONAL VA US LARGE VALUE PORTFOLIO	DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC	DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES	DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES

ASSETS:
Investments at fair value (1)	$19,509	$140,418	$460,955	$350,829	$303,921	$502,495
Investment income due and accrued					793	1,009
Receivable for investments sold
Purchase payments receivable

Total assets	19,509	140,418	460,955	350,829	304,714	503,504

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	1	9	16	40	36	28

Total liabilities	1	9	16	40	36	28

NET ASSETS	$19,508	$140,409	$460,939	$350,789	$304,678	$503,476

NET ASSETS REPRESENTED BY:
Accumulation units	$19,508	$140,409	$460,939	$350,789	$304,678	$503,476
Contracts in payout phase

NET ASSETS	$19,508	$140,409	$460,939	$350,789	$304,678	$503,476

ACCUMULATION UNITS OUTSTANDING	1,866	13,056	20,421	5,999	3,844	30,518

UNIT VALUE (ACCUMULATION)	$10.45	$10.75	$22.57	$58.47	$79.26	$16.50

(1) Cost of investments:	$19,696	$139,196	$354,995	$258,895	$256,065	$498,432
Shares of investments:	1,388	5,216	20,262	8,712	6,798	11,333

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HIGH INCOME BOND FUND II	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP BALANCED PORTFOLIO

ASSETS:
Investments at fair value (1)	$374,537	$32,145	$4,142,963	$194,667	$1,405,786	$7,363,779
Investment income due and accrued	658		11,735
Receivable for investments sold	5
Purchase payments receivable

Total assets	375,200	32,145	4,154,698	194,667	1,405,786	7,363,779

LIABILITIES:
Payable for investments purchased
Redemptions payable	5
Due to Great-West Life & Annuity Insurance Company	43	1	217	18	155	569

Total liabilities	48	1	217	18	155	569

NET ASSETS	$375,152	$32,144	$4,154,481	$194,649	$1,405,631	$7,363,210

NET ASSETS REPRESENTED BY:
Accumulation units	$375,152	$32,144	$4,154,481	$194,649	$1,405,631	$7,363,210
Contracts in payout phase

NET ASSETS	$375,152	$32,144	$4,154,481	$194,649	$1,405,631	$7,363,210

ACCUMULATION UNITS OUTSTANDING	5,906	2,138	393,088	19,065	26,467	680,316

UNIT VALUE (ACCUMULATION)	$63.52	$15.03	$10.57	$10.21	$53.11	$10.82

(1) Cost of investments:	$249,588	$29,834	$4,150,146	$193,351	$1,329,943	$7,287,305
Shares of investments:	11,447	2,618	446,922	28,712	92,304	401,734

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,127,785	$356,183	$351,091	$2,368,948	$300,587	$1,401,005
Investment income due and accrued		280
Receivable for investments sold				406
Purchase payments receivable

Total assets	1,127,785	356,463	351,091	2,369,354	300,587	1,401,005

LIABILITIES:
Payable for investments purchased
Redemptions payable				406
Due to Great-West Life & Annuity Insurance Company	125	40	37	270	35	161

Total liabilities	125	40	37	676	35	161

NET ASSETS	$1,127,660	$356,423	$351,054	$2,368,678	$300,552	$1,400,844

NET ASSETS REPRESENTED BY:
Accumulation units	$1,127,660	$356,423	$351,054	$2,368,678	$300,552	$1,400,844
Contracts in payout phase

NET ASSETS	$1,127,660	$356,423	$351,054	$2,368,678	$300,552	$1,400,844

ACCUMULATION UNITS OUTSTANDING	13,238	24,419	7,533	17,309	5,064	3,862

UNIT VALUE (ACCUMULATION)	$85.18	$14.60	$46.60	$136.85	$59.35	$362.73

(1) Cost of investments:	$762,881	$356,183	$260,455	$1,139,903	$298,987	$744,720
Shares of investments:	29,725	356,183	9,731	31,991	55,154	5,166

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT LARGE CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$461,786	$185,111	$188,490	$874,379	$6,488,498	$169,496
Investment income due and accrued
Receivable for investments sold	4,000
Purchase payments receivable					43,573

Total assets	465,786	185,111	188,490	874,379	6,532,071	169,496

LIABILITIES:
Payable for investments purchased					43,573
Redemptions payable	4,000
Due to Great-West Life & Annuity Insurance Company	44	22	21	86	562	19

Total liabilities	4,044	22	21	86	44,135	19

NET ASSETS	$461,742	$185,089	$188,469	$874,293	$6,487,936	$169,477

NET ASSETS REPRESENTED BY:
Accumulation units	$461,742	$185,089	$188,469	$874,293	$6,487,936	$169,477
Contracts in payout phase

NET ASSETS	$461,742	$185,089	$188,469	$874,293	$6,487,936	$169,477

ACCUMULATION UNITS OUTSTANDING	39,489	5,599	4,495	80,753	575,733	8,170

UNIT VALUE (ACCUMULATION)	$11.69	$33.06	$41.93	$10.83	$11.27	$20.74

(1) Cost of investments:	$441,213	$185,454	$133,880	$863,441	$6,285,916	$202,993
Shares of investments:	26,755	14,462	8,242	63,684	392,529	18,708

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	GOLDMAN SACHS VIT STRATEGIC INCOME FUND	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS	GREAT-WEST AGGRESSIVE PROFILE FUND

ASSETS:
Investments at fair value (1)	$334,257	$36,423	$331,487	$128,681	$1,217,596	$4,805,837
Investment income due and accrued
Receivable for investments sold			2,000
Purchase payments receivable	10,000

Total assets	344,257	36,423	333,487	128,681	1,217,596	4,805,837

LIABILITIES:
Payable for investments purchased	10,000
Redemptions payable			2,000
Due to Great-West Life & Annuity Insurance Company	26	4	28	14	98	347

Total liabilities	10,026	4	2,028	14	98	347

NET ASSETS	$334,231	$36,419	$331,459	$128,667	$1,217,498	$4,805,490

NET ASSETS REPRESENTED BY:
Accumulation units	$334,231	$36,419	$331,459	$128,667	$1,217,498	$4,805,490
Contracts in payout phase

NET ASSETS	$334,231	$36,419	$331,459	$128,667	$1,217,498	$4,805,490

ACCUMULATION UNITS OUTSTANDING	34,240	1,445	33,883	4,769	93,418	428,549

UNIT VALUE (ACCUMULATION)	$9.76	$25.20	$9.78	$26.98	$13.03	$11.21

(1) Cost of investments:	$336,050	$29,054	$338,129	$107,773	$1,224,491	$4,807,824
Shares of investments:	35,711	1,846	37,498	6,630	62,505	666,552

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST CORE BOND FUND	GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$648,220	$13,009,815	$2,734,871	$10,420,556	$1,969,885	$2,012,313
Investment income due and accrued
Receivable for investments sold		21,827		3,184
Purchase payments receivable

Total assets	648,220	13,031,642	2,734,871	10,423,740	1,969,885	2,012,313

LIABILITIES:
Payable for investments purchased
Redemptions payable		21,827		3,184
Due to Great-West Life & Annuity Insurance Company	45	16,961	249	806	113	191

Total liabilities	45	38,788	249	3,990	113	191

NET ASSETS	$648,175	$12,992,854	$2,734,622	$10,419,750	$1,969,772	$2,012,122

NET ASSETS REPRESENTED BY:
Accumulation units	$648,175	$12,939,908	$2,734,622	$10,419,750	$1,969,772	$2,012,122
Contracts in payout phase		52,946

NET ASSETS	$648,175	$12,992,854	$2,734,622	$10,419,750	$1,969,772	$2,012,122

ACCUMULATION UNITS OUTSTANDING	45,969	1,227,373	264,681	1,005,885	181,515	156,082

UNIT VALUE (ACCUMULATION)	$14.10	$10.54	$10.33	$10.36	$10.85	$12.89

(1) Cost of investments:	$642,536	$12,966,612	$2,751,130	$10,478,525	$1,959,209	$1,987,707
Shares of investments:	374,694	942,058	289,098	1,272,351	183,587	155,872

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND

ASSETS:
Investments at fair value (1)	$24,424,941	$7,676,754	$358,056	$1,327,682	$1,943,792	$5,518,009
Investment income due and accrued	1,632
Receivable for investments sold	1,004
Purchase payments receivable		19,995

Total assets	24,427,577	7,696,749	358,056	1,327,682	1,943,792	5,518,009

LIABILITIES:
Payable for investments purchased		19,995
Redemptions payable	1,004
Due to Great-West Life & Annuity Insurance Company	9,989	37,174	33	60	136	395

Total liabilities	10,993	57,169	33	60	136	395

NET ASSETS	$24,416,584	$7,639,580	$358,023	$1,327,622	$1,943,656	$5,517,614

NET ASSETS REPRESENTED BY:
Accumulation units	$24,385,637	$7,519,480	$358,023	$1,327,622	$1,943,656	$5,517,614
Contracts in payout phase	30,947	120,100

NET ASSETS	$24,416,584	$7,639,580	$358,023	$1,327,622	$1,943,656	$5,517,614

ACCUMULATION UNITS OUTSTANDING	2,469,381	559,433	30,722	117,791	170,469	468,689

UNIT VALUE (ACCUMULATION)	$9.88	$13.44	$11.65	$11.27	$11.40	$11.77

(1) Cost of investments:	$24,424,941	$7,016,726	$367,109	$1,283,093	$1,917,173	$5,288,540
Shares of investments:	24,424,941	632,873	31,912	94,028	174,801	365,916

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST LIFETIME 2045 FUND	GREAT-WEST LIFETIME 2050 FUND	GREAT-WEST LIFETIME 2055 FUND

ASSETS:
Investments at fair value (1)	$1,037,480	$1,989,671	$218,841	$294,807	$126,627	$696,565
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	1,037,480	1,989,671	218,841	294,807	126,627	696,565

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	87	88	10	26	12	45

Total liabilities	87	88	10	26	12	45

NET ASSETS	$1,037,393	$1,989,583	$218,831	$294,781	$126,615	$696,520

NET ASSETS REPRESENTED BY:
Accumulation units	$1,037,393	$1,989,583	$218,831	$294,781	$126,615	$696,520
Contracts in payout phase

NET ASSETS	$1,037,393	$1,989,583	$218,831	$294,781	$126,615	$696,520

ACCUMULATION UNITS OUTSTANDING	86,216	160,431	18,047	23,470	9,997	55,793

UNIT VALUE (ACCUMULATION)	$12.03	$12.40	$12.13	$12.56	$12.67	$12.48

(1) Cost of investments:	$998,619	$1,817,953	$218,803	$269,687	$114,263	$633,479
Shares of investments:	89,361	130,385	18,736	19,168	10,431	37,960

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	GREAT-WEST MFS INTERNATIONAL GROWTH FUND	GREAT-WEST MFS INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE FUND CLASS L	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS

ASSETS:
Investments at fair value (1)	$5,684,620	$1,364,070	$1,103,656	$3,367,184	$37,865,648	$70,989,444
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable			1,520	1,520	160,340	73,487

Total assets	5,684,620	1,364,070	1,105,176	3,368,704	38,025,988	71,062,931

LIABILITIES:
Payable for investments purchased			1,520	1,520	160,340	73,487
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	337	104	93	206	3,635	6,467

Total liabilities	337	104	1,613	1,726	163,975	79,954

NET ASSETS	$5,684,283	$1,363,966	$1,103,563	$3,366,978	$37,862,013	$70,982,977

NET ASSETS REPRESENTED BY:
Accumulation units	$5,684,283	$1,363,966	$1,103,563	$3,366,978	$37,862,013	$70,982,977
Contracts in payout phase

NET ASSETS	$5,684,283	$1,363,966	$1,103,563	$3,366,978	$37,862,013	$70,982,977

ACCUMULATION UNITS OUTSTANDING	474,339	98,863	94,873	236,937	3,543,670	6,624,066

UNIT VALUE (ACCUMULATION)	$11.98	$13.80	$11.63	$14.21	$10.68	$10.72

(1) Cost of investments:	$5,623,112	$1,320,608	$1,066,786	$3,021,157	$37,768,520	$71,819,472
Shares of investments:	423,593	48,874	85,821	236,460	3,522,386	9,698,012

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MULTI- MANAGER LARGE CAP GROWTH FUND	GREAT-WEST MULTI- MANAGER SMALL CAP GROWTH FUND	GREAT-WEST PUTNAM EQUITY INCOME FUND

ASSETS:
Investments at fair value (1)	$12,906,615	$5,198,886	$18,796,729	$956,811	$238,841	$1,941,972
Investment income due and accrued
Receivable for investments sold	7,262		142
Purchase payments receivable		65,772

Total assets	12,913,877	5,264,658	18,796,871	956,811	238,841	1,941,972

LIABILITIES:
Payable for investments purchased		65,772
Redemptions payable	7,262		142
Due to Great-West Life & Annuity Insurance Company	613	480	1,598	75	22	139

Total liabilities	7,875	66,252	1,740	75	22	139

NET ASSETS	$12,906,002	$5,198,406	$18,795,131	$956,736	$238,819	$1,941,833

NET ASSETS REPRESENTED BY:
Accumulation units	$12,906,002	$5,198,406	$18,795,131	$956,736	$238,819	$1,941,833
Contracts in payout phase

NET ASSETS	$12,906,002	$5,198,406	$18,795,131	$956,736	$238,819	$1,941,833

ACCUMULATION UNITS OUTSTANDING	1,183,366	495,175	1,784,472	72,197	18,000	146,596

UNIT VALUE (ACCUMULATION)	$10.91	$10.50	$10.53	$13.25	$13.27	$13.25

(1) Cost of investments:	$12,894,491	$5,208,547	$18,810,498	$927,597	$228,570	$1,874,674
Shares of investments:	1,536,502	527,270	2,111,992	92,625	20,607	126,020

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST PUTNAM HIGH YIELD BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND

ASSETS:
Investments at fair value (1)	$1,459,407	$3,151,194	$48,120,523	$14,637,162	$17,646,427	$210,220,358
Investment income due and accrued
Receivable for investments sold	13,052		8,040		3,877
Purchase payments receivable		507		675		523,910

Total assets	1,472,459	3,151,701	48,128,563	14,637,837	17,650,304	210,744,268

LIABILITIES:
Payable for investments purchased		507		675		523,910
Redemptions payable	13,052		8,040		3,877
Due to Great-West Life & Annuity Insurance Company	104	180	109,082	21,119	21,910	20,289

Total liabilities	13,156	687	117,122	21,794	25,787	544,199

NET ASSETS	$1,459,303	$3,151,014	$48,011,441	$14,616,043	$17,624,517	$210,200,069

NET ASSETS REPRESENTED BY:
Accumulation units	$1,459,303	$3,151,014	$47,664,866	$14,550,098	$17,556,233	$210,200,069
Contracts in payout phase			346,575	65,945	68,284

NET ASSETS	$1,459,303	$3,151,014	$48,011,441	$14,616,043	$17,624,517	$210,200,069

ACCUMULATION UNITS OUTSTANDING	121,438	267,738	3,093,934	985,285	1,125,720	18,109,343

UNIT VALUE (ACCUMULATION)	$12.02	$11.77	$15.41	$14.77	$15.60	$11.61

(1) Cost of investments:	$1,472,339	$3,263,927	$42,461,781	$13,686,815	$17,085,068	$198,899,506
Shares of investments:	179,509	269,794	2,142,499	870,741	1,305,209	17,259,471

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST SHORT DURATION BOND FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST TEMPLETON GLOBAL BOND FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND

ASSETS:
Investments at fair value (1)	$4,891,751	$6,663,879	$2,840,221	$1,019,204	$402,735	$868,848
Investment income due and accrued
Receivable for investments sold						4,429
Purchase payments receivable	675	7,262	507

Total assets	4,892,426	6,671,141	2,840,728	1,019,204	402,735	873,277

LIABILITIES:
Payable for investments purchased	675	7,262	507
Redemptions payable						4,429
Due to Great-West Life & Annuity Insurance Company	9,476	439	207	45	36	72

Total liabilities	10,151	7,701	714	45	36	4,501

NET ASSETS	$4,882,275	$6,663,440	$2,840,014	$1,019,159	$402,699	$868,776

NET ASSETS REPRESENTED BY:
Accumulation units	$4,849,978	$6,663,440	$2,840,014	$1,019,159	$402,699	$868,776
Contracts in payout phase	32,297

NET ASSETS	$4,882,275	$6,663,440	$2,840,014	$1,019,159	$402,699	$868,776

ACCUMULATION UNITS OUTSTANDING	460,483	435,002	279,417	96,792	31,714	73,405

UNIT VALUE (ACCUMULATION)	$10.53	$15.32	$10.16	$10.53	$12.70	$11.84

(1) Cost of investments:	$4,893,930	$6,228,135	$2,899,396	$1,022,500	$424,099	$843,717
Shares of investments:	474,007	255,615	340,554	85,289	11,131	51,533

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP ENERGY FUND	JANUS HENDERSON VIT BALANCED PORTFOLIO	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO

ASSETS:
Investments at fair value (1)	$3,580,536	$1,597,784	$286,589	$985,808	$15,874,514	$4,184,727
Investment income due and accrued
Receivable for investments sold		8,862
Purchase payments receivable	5,098				54,967

Total assets	3,585,634	1,606,646	286,589	985,808	15,929,481	4,184,727

LIABILITIES:
Payable for investments purchased	5,098				54,967
Redemptions payable		8,862
Due to Great-West Life & Annuity Insurance Company	249	119	24	82	1,156	242

Total liabilities	5,347	8,981	24	82	56,123	242

NET ASSETS	$3,580,287	$1,597,665	$286,565	$985,726	$15,873,358	$4,184,485

NET ASSETS REPRESENTED BY:
Accumulation units	$3,580,287	$1,597,665	$286,565	$985,726	$15,873,358	$4,184,485
Contracts in payout phase

NET ASSETS	$3,580,287	$1,597,665	$286,565	$985,726	$15,873,358	$4,184,485

ACCUMULATION UNITS OUTSTANDING	252,376	131,076	23,515	95,671	1,256,041	310,639

UNIT VALUE (ACCUMULATION)	$14.19	$12.19	$12.19	$10.30	$12.64	$13.47

(1) Cost of investments:	$3,402,215	$1,440,250	$266,817	$961,678	$14,513,214	$3,746,831
Shares of investments:	158,011	40,625	15,044	167,974	428,000	62,768

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,861,658	$202,108	$165,605	$131,155	$12,800	$150,166
Investment income due and accrued					143	5,224
Receivable for investments sold
Purchase payments receivable

Total assets	1,861,658	202,108	165,605	131,155	12,943	155,390

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	96	7	19	6	1	14

Total liabilities	96	7	19	6	1	14

NET ASSETS	$1,861,562	$202,101	$165,586	$131,149	$12,942	$155,376

NET ASSETS REPRESENTED BY:
Accumulation units	$1,861,562	$202,101	$165,586	$131,149	$12,942	$155,376
Contracts in payout phase

NET ASSETS	$1,861,562	$202,101	$165,586	$131,149	$12,942	$155,376

ACCUMULATION UNITS OUTSTANDING	167,958	11,354	7,342	11,657	1,188	14,600

UNIT VALUE (ACCUMULATION)	$11.08	$17.80	$22.55	$11.25	$10.89	$10.64

(1) Cost of investments:	$1,887,155	$205,460	$216,216	$144,653	$13,129	$151,336
Shares of investments:	146,242	11,556	5,178	4,267	773	14,140

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	MFS VIT II TECHNOLOGY PORTFOLIO	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	MORGAN STANLEY VIF MID CAP GROWTH PORTFOLIO	NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

ASSETS:
Investments at fair value (1)	$432,186	$1,085,904	$4,265,434	$124,943	$18,216	$386,196
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	432,186	1,085,904	4,265,434	124,943	18,216	386,196

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	39	101	309	12		13

Total liabilities	39	101	309	12	0	13

NET ASSETS	$432,147	$1,085,803	$4,265,125	$124,931	$18,216	$386,183

NET ASSETS REPRESENTED BY:
Accumulation units	$432,147	$1,085,803	$4,265,125	$124,931	$18,216	$386,183
Contracts in payout phase

NET ASSETS	$432,147	$1,085,803	$4,265,125	$124,931	$18,216	$386,183

ACCUMULATION UNITS OUTSTANDING	40,795	87,066	291,983	11,394	1,036	19,638

UNIT VALUE (ACCUMULATION)	$10.59	$12.47	$14.61	$10.96	$17.58	$19.67

(1) Cost of investments:	$343,616	$990,900	$3,980,149	$124,215	$15,649	$332,367
Shares of investments:	15,337	20,188	249,295	9,523	1,537	15,033

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	NVIT EMERGING MARKETS FUND	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	OPPENHEIMER TOTAL RETURN BOND FUND/VA	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO

ASSETS:
Investments at fair value (1)	$152,183	$378,498	$1,618,479	$201,907	$500,101	$441,312
Investment income due and accrued						821
Receivable for investments sold
Purchase payments receivable

Total assets	152,183	378,498	1,618,479	201,907	500,101	442,133

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	17	32	145	20	35	42

Total liabilities	17	32	145	20	35	42

NET ASSETS	$152,166	$378,466	$1,618,334	$201,887	$500,066	$442,091

NET ASSETS REPRESENTED BY:
Accumulation units	$152,166	$378,466	$1,618,334	$201,887	$500,066	$442,091
Contracts in payout phase

NET ASSETS	$152,166	$378,466	$1,618,334	$201,887	$500,066	$442,091

ACCUMULATION UNITS OUTSTANDING	11,368	33,909	135,367	19,859	65,632	43,911

UNIT VALUE (ACCUMULATION)	$13.39	$11.16	$11.96	$10.17	$7.62	$10.07

(1) Cost of investments:	$114,868	$365,398	$1,555,684	$200,658	$542,513	$419,721
Shares of investments:	11,290	140,185	63,670	26,120	69,075	36,025

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT SHORT TERM PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PUTNAM VT ABSOLUTE RETURN 500 FUND	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

ASSETS:
Investments at fair value (1)	$1,885,501	$1,113,066	$1,925,032	$6,760,993	$1,367,061	$273,745
Investment income due and accrued	1,601	151	2,788	10,080
Receivable for investments sold
Purchase payments receivable				1,520

Total assets	1,887,102	1,113,217	1,927,820	6,772,593	1,367,061	273,745

LIABILITIES:
Payable for investments purchased				1,520
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	101	74	152	434	130	13

Total liabilities	101	74	152	1,954	130	13

NET ASSETS	$1,887,001	$1,113,143	$1,927,668	$6,770,639	$1,366,931	$273,732

NET ASSETS REPRESENTED BY:
Accumulation units	$1,887,001	$1,113,143	$1,927,668	$6,770,639	$1,366,931	$273,732
Contracts in payout phase

NET ASSETS	$1,887,001	$1,113,143	$1,927,668	$6,770,639	$1,366,931	$273,732

ACCUMULATION UNITS OUTSTANDING	182,971	107,693	187,899	624,468	133,464	26,960

UNIT VALUE (ACCUMULATION)	$10.31	$10.34	$10.26	$10.84	$10.24	$10.15

(1) Cost of investments:	$1,911,229	$1,112,455	$1,920,718	$6,759,685	$1,285,105	$275,847
Shares of investments:	184,131	89,619	185,635	618,007	127,406	28,755

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PUTNAM VT CAPITAL OPPORTUNITIES FUND	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND

ASSETS:
Investments at fair value (1)	$525,868	$1,384,821	$4,209,486	$881,297	$2,260,476	$5,129,150
Investment income due and accrued
Receivable for investments sold						2,000
Purchase payments receivable

Total assets	525,868	1,384,821	4,209,486	881,297	2,260,476	5,131,150

LIABILITIES:
Payable for investments purchased
Redemptions payable						2,000
Due to Great-West Life & Annuity Insurance Company	29	119	409	83	191	502

Total liabilities	29	119	409	83	191	2,502

NET ASSETS	$525,839	$1,384,702	$4,209,077	$881,214	$2,260,285	$5,128,648

NET ASSETS REPRESENTED BY:
Accumulation units	$525,839	$1,384,702	$4,209,077	$881,214	$2,260,285	$5,128,648
Contracts in payout phase

NET ASSETS	$525,839	$1,384,702	$4,209,077	$881,214	$2,260,285	$5,128,648

ACCUMULATION UNITS OUTSTANDING	37,606	122,564	365,476	76,230	172,352	500,748

UNIT VALUE (ACCUMULATION)	$13.98	$11.30	$11.52	$11.56	$13.11	$10.24

(1) Cost of investments:	$518,824	$1,227,699	$3,969,627	$753,603	$1,940,288	$5,081,820
Shares of investments:	28,767	51,885	229,650	45,545	226,728	465,863

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL GROWTH FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT INVESTORS FUND	PUTNAM VT RESEARCH FUND	PUTNAM VT SMALL CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$457,590	$153,642	$72,291	$63,906	$113,975	$578,572
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	457,590	153,642	72,291	63,906	113,975	578,572

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	45	10	6	4	10	53

Total liabilities	45	10	6	4	10	53

NET ASSETS	$457,545	$153,632	$72,285	$63,902	$113,965	$578,519

NET ASSETS REPRESENTED BY:
Accumulation units	$457,545	$153,632	$72,285	$63,902	$113,965	$578,519
Contracts in payout phase

NET ASSETS	$457,545	$153,632	$72,285	$63,902	$113,965	$578,519

ACCUMULATION UNITS OUTSTANDING	42,076	11,612	5,915	5,117	9,128	47,217

UNIT VALUE (ACCUMULATION)	$10.87	$13.23	$12.22	$12.49	$12.49	$12.25

(1) Cost of investments:	$415,176	$124,347	$67,312	$55,811	$99,369	$551,745
Shares of investments:	30,006	6,560	6,237	3,119	4,261	35,714

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	VAN ECK VIP EMERGING MARKETS FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S	VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS

ASSETS:
Investments at fair value (1)	$20,488,202	$4,763,996	$313,935	$715,229	$73,343
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable				8,768

Total assets	20,488,202	4,763,996	313,935	723,997	73,343

LIABILITIES:
Payable for investments purchased				8,768
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	1,396	357	36	38	9

Total liabilities	1,396	357	36	8,806	9

NET ASSETS	$20,486,806	$4,763,639	$313,899	$715,191	$73,334

NET ASSETS REPRESENTED BY:
Accumulation units	$20,486,806	$4,763,639	$313,899	$715,191	$73,334
Contracts in payout phase

NET ASSETS	$20,486,806	$4,763,639	$313,899	$715,191	$73,334

ACCUMULATION UNITS OUTSTANDING	1,434,118	339,304	8,045	83,804	1,948

UNIT VALUE (ACCUMULATION)	$14.29	$14.04	$39.02	$8.53	$37.65

(1) Cost of investments:	$17,293,651	$4,571,904	$257,048	$667,788	$83,103
Shares of investments:	678,642	116,965	20,085	31,274	3,091

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALGER SMALL CAP GROWTH PORTFOLIO		ALGER SMID CAP FOCUS PORTFOLIO		ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

INVESTMENT INCOME:
Dividends	$2,693	$		$		$		$		$12,192

EXPENSES:
Mortality and expense risk	21,842		13,894		31,314		3,486		1,427	4,987
Administrative charges	2,547		1,627		2,379		238

Total expenses	24,389		15,521		33,693		3,724		1,427	4,987

NET INVESTMENT INCOME (LOSS)	(21,696)		(15,521)		(33,693)		(3,724)		(1,427)	7,205

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	143,064		78,512		74,578		(61,202)		663	7,395
Realized gain on distributions	104,694		102,248		58,860				12,192

Net realized gain (loss) on investments	247,758		180,760		133,438		(61,202)		12,855	7,395

Change in net unrealized appreciation (depreciation) on investments	219,061		92,142		514,808		175,725		25,822	(24,734)

Net realized and unrealized gain (loss) on investments	466,819		272,902		648,246		114,523		38,677	(17,339)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$445,123		$257,381		$614,553		$110,799		$37,250	$(10,134)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND
					(1)

INVESTMENT INCOME:
Dividends	$31,715	$18,441	$49,949	$58,705	$33,373	$33,940

EXPENSES:
Mortality and expense risk	6,821	5,423	27,523	37,154	4,623	17,484
Administrative charges

Total expenses	6,821	5,423	27,523	37,154	4,623	17,484

NET INVESTMENT INCOME (LOSS)	24,894	13,018	22,426	21,551	28,750	16,456

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	11,201	(1,242)	58,474	84,072	1,713	19,879
Realized gain on distributions			54,424		2,918	20,237

Net realized gain (loss) on investments	11,201	(1,242)	112,898	84,072	4,631	40,116

Change in net unrealized appreciation (depreciation) on investments	92,439	5,488	220,963	205,344	46,442	339,379

Net realized and unrealized gain (loss) on investments	103,640	4,246	333,861	289,416	51,073	379,495

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$128,534	$17,264	$356,287	$310,967	$79,823	$395,951

            (1) For the period May 11, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
				(1)	(2)

INVESTMENT INCOME:
Dividends	$13,225	$86,527	$149,366	$1,452	$170	$

EXPENSES:
Mortality and expense risk	10,644	47,883	27,485	2,741	388		6,258
Administrative charges

Total expenses	10,644	47,883	27,485	2,741	388		6,258

NET INVESTMENT INCOME (LOSS)	2,581	38,644	121,881	(1,289)	(218)		(6,258)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	15,386	(6,065)	18,866	927	65		38,223
Realized gain on distributions		90,396		46,843	4,899		20,118

Net realized gain (loss) on investments	15,386	84,331	18,866	47,770	4,964		58,341

Change in net unrealized appreciation (depreciation) on investments	216,184	413,676	10,413	11,319	(612)		85,575

Net realized and unrealized gain (loss) on investments	231,570	498,007	29,279	59,089	4,352		143,916

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$234,151	$536,651	$151,160	$57,800	$4,134		$137,658

                                         (1) For the period May 11, 2017 to December 31, 2017.

                                         (2) For the period July 14, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES

INVESTMENT INCOME:
Dividends	$		$		$		$233	$7,488	$944

EXPENSES:
Mortality and expense risk		5,945		56,272		1,403	311	16,653	1,658
Administrative charges		700		6,253		128

Total expenses		6,645		62,525		1,531	311	16,653	1,658

NET INVESTMENT INCOME (LOSS)		(6,645)		(62,525)		(1,531)	(78)	(9,165)	(714)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		65,601		51,881		307	521	150,717	6,513
Realized gain on distributions				1,170,841		31,880	4,778

Net realized gain (loss) on investments		65,601		1,222,722		32,187	5,299	150,717	6,513

Change in net unrealized appreciation (depreciation) on investments		(14,544)		99,419		(694)	5,851	519,135	18,923

Net realized and unrealized gain (loss) on investments		51,057		1,322,141		31,493	11,150	669,852	25,436

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$44,412		$1,259,616		$29,962	$11,072	$660,687	$24,722

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DELAWARE VIP REIT SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE CROCI® U.S. VIP	DEUTSCHE GLOBAL SMALL CAP VIP		DEUTSCHE SMALL MID CAP VALUE VIP

INVESTMENT INCOME:
Dividends	$19,401	$6,664	$15,355	$1,266	$		$803

EXPENSES:
Mortality and expense risk	12,378	10,016	14,378	496		179	589
Administrative charges

Total expenses	12,378	10,016	14,378	496		179	589

NET INVESTMENT INCOME (LOSS)	7,023	(3,352)	977	770		(179)	214

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(125,492)	25,218	23,549	(2,878)		(66)	920
Realized gain on distributions	196,377	35,506	252,224			2,757	4,802

Net realized gain (loss) on investments	70,885	60,724	275,773	(2,878)		2,691	5,722

Change in net unrealized appreciation (depreciation) on investments	(70,403)	92,738	430,014	25,571		2,639	15,841

Net realized and unrealized gain (loss) on investments	482	153,462	705,787	22,693		5,330	21,563

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,505	$150,110	$706,764	$23,463		$5,151	$21,777

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	DIMENSIONAL VA US LARGE VALUE PORTFOLIO	DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO		DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC	DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES	DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES
	(1)	(2)

INVESTMENT INCOME:
Dividends	$301	$2,418	$		$3,930	$3,731	$5,004

EXPENSES:
Mortality and expense risk	2	106		1,754	4,334	3,460	2,974
Administrative charges	1	12			511	414

Total expenses	3	118		1,754	4,845	3,874	2,974

NET INVESTMENT INCOME (LOSS)	298	2,300		(1,754)	(915)	(143)	2,030

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		49		7,125	6,812	1,114	(1,041)
Realized gain on distributions	327	5,273		19,103	22,590	34,665	58,493

Net realized gain (loss) on investments	327	5,322		26,228	29,402	35,779	57,452

Change in net unrealized appreciation (depreciation) on investments	(187)	1,222		115,944	15,951	27,189	46,519

Net realized and unrealized gain (loss) on investments	140	6,544		142,172	45,353	62,968	103,971

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$438	$8,844		$140,418	$44,438	$62,825	$106,001

	(1) For the period November 22, 2017 to December 31, 2017. (2) For the period October 20, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HIGH INCOME BOND FUND II	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP BALANCED PORTFOLIO
				(1)		(2)

INVESTMENT INCOME:
Dividends	$2,604	$662	$94,923	$	$25,496	$70,585

EXPENSES:
Mortality and expense risk	4,383	144	19,074	711	17,003	16,217
Administrative charges	524				1,288

Total expenses	4,907	144	19,074	711	18,291	16,217

NET INVESTMENT INCOME (LOSS)	(2,303)	518	75,849	(711)	7,205	54,368

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	7,397	786	6,458	124	4,659	2,832
Realized gain on distributions	15,025				149,834	76,071

Net realized gain (loss) on investments	22,422	786	6,458	124	154,493	78,903

Change in net unrealized appreciation (depreciation) on investments	38,746	9,930	(13,331)	1,316	(785)	76,474

Net realized and unrealized gain (loss) on investments	61,168	10,716	(6,873)	1,440	153,708	155,377

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,865	$11,234	$68,976	$729	$160,913	$209,745

	(1) For the period June 21, 2017 to December 31, 2017. (2) For the period June 13, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO

INVESTMENT INCOME:
Dividends	$10,807	$2,885	$992	$4,723	$16,058	$23,560

EXPENSES:
Mortality and expense risk	13,638	5,639	4,299	27,406	3,962	16,340
Administrative charges	1,057	505	298	2,935	464	1,774

Total expenses	14,695	6,144	4,597	30,341	4,426	18,114

NET INVESTMENT INCOME (LOSS)	(3,888)	(3,259)	(3,605)	(25,618)	11,632	5,446

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	41,670		13,352	72,463	(6,961)	59,496
Realized gain on distributions	59,289		42,991	154,334		4,183

Net realized gain (loss) on investments	100,959	0	56,343	226,797	(6,961)	63,679

Change in net unrealized appreciation (depreciation) on investments	105,374		42,446	412,283	12,299	170,679

Net realized and unrealized gain (loss) on investments	206,333	0	98,789	639,080	5,338	234,358

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$202,445	$(3,259)	$95,184	$613,462	$16,970	$239,804

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT LARGE CAP VALUE FUND
	(1)			(2)

INVESTMENT INCOME:
Dividends	$941	$4,433	$2,501	$8,123	$176,177	$2,773

EXPENSES:
Mortality and expense risk	1,143	2,378	2,427	4,378	45,862	2,119
Administrative charges		264	264			228

Total expenses	1,143	2,642	2,691	4,378	45,862	2,347

NET INVESTMENT INCOME (LOSS)	(202)	1,791	(190)	3,745	130,315	426

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	910	59	12,380	828	85,470	(1,867)
Realized gain on distributions		796	163	36,083		29,045

Net realized gain (loss) on investments	910	855	12,543	36,911	85,470	27,178

Change in net unrealized appreciation (depreciation) on investments	20,573	2,737	36,977	10,938	116,117	(14,176)

Net realized and unrealized gain (loss) on investments	21,483	3,592	49,520	47,849	201,587	13,002

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,281	$5,383	$49,330	$51,594	$331,902	$13,428

	(1) For the period May 16, 2017 to December 31, 2017. (2) For the period May 22, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS
	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	GOLDMAN SACHS VIT STRATEGIC INCOME FUND	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS	GREAT-WEST AGGRESSIVE PROFILE FUND
						(1)

INVESTMENT INCOME:
Dividends	$6,348	$176	$1,466	$1,665	$11,075	$93,657

EXPENSES:
Mortality and expense risk	1,279	462	1,766	1,344	5,393	17,308
Administrative charges		45		88

Total expenses	1,279	507	1,766	1,432	5,393	17,308

NET INVESTMENT INCOME (LOSS)	5,069	(331)	(300)	233	5,682	76,349

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	173	10,307	(1,228)	472	10,232	4,909
Realized gain on distributions		1,521		13,035	101,940	263,305

Net realized gain (loss) on investments	173	11,828	(1,228)	13,507	112,172	268,214

Change in net unrealized appreciation (depreciation) on investments	(472)	(1,379)	(6,703)	8,215	(8,831)	(1,987)

Net realized and unrealized gain (loss) on investments	(299)	10,449	(7,931)	21,722	103,341	266,227

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,770	$10,118	$(8,231)	$21,955	$109,023	$342,576

	(1) For the period May 9, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS
	GREAT-WEST AGGRESSIVE PROFILE I FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST CONSERVATIVE PROFILE I FUND
	(1)			(2)	(3)	(1)

INVESTMENT INCOME:
Dividends	$18,763	$13,260	$92,981	$21,411	$145,009	$100,723

EXPENSES:
Mortality and expense risk	4,831	2,997	55,192	7,828	42,884	40,444
Administrative charges

Total expenses	4,831	2,997	55,192	7,828	42,884	40,444

NET INVESTMENT INCOME (LOSS)	13,932	10,263	37,789	13,583	102,125	60,279

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(157,069)	10,256	1,999	1,378	3,738	73,102
Realized gain on distributions	69,718	46,478		32,372	173,953	72,937

Net realized gain (loss) on investments	(87,351)	56,734	1,999	33,750	177,691	146,039

Change in net unrealized appreciation (depreciation) on investments	267,874	(69)	126,230	(16,259)	(57,969)	82,056

Net realized and unrealized gain (loss) on investments	180,523	56,665	128,229	17,491	119,722	228,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$194,455	$66,928	$166,018	$31,074	$221,847	$288,374

	(1) For the period January 1, 2017 to July 17, 2017. (2) For the period May 11, 2017 to December 31, 2017. (3) For the period May 23, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS
	GREAT-WEST CORE BOND FUND	GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND	GREAT-WEST LIFETIME 2015 FUND

INVESTMENT INCOME:
Dividends	$23,863	$150,234	$91,295	$144,631	$726	$17,254

EXPENSES:
Mortality and expense risk	7,750	15,608	112,242	24,545	2,028	5,153
Administrative charges

Total expenses	7,750	15,608	112,242	24,545	2,028	5,153

NET INVESTMENT INCOME (LOSS)	16,113	134,626	(20,947)	120,086	(1,302)	12,101

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(3,154)	15,913		10,310	936	4,539
Realized gain on distributions		74,726		49,886	29,286	34,638

Net realized gain (loss) on investments	(3,154)	90,639	0	60,196	30,222	39,177

Change in net unrealized appreciation (depreciation) on investments	27,077	(14,766)		835,780	(14,444)	39,483

Net realized and unrealized gain (loss) on investments	23,923	75,873	0	895,976	15,778	78,660

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,036	$210,499	$(20,947)	$1,016,062	$14,476	$90,761

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST LIFETIME 2045 FUND

INVESTMENT INCOME:
Dividends	$55,134	$82,789	$28,635	$32,712	$8,670	$4,497

EXPENSES:
Mortality and expense risk	8,534	30,322	5,156	8,176	309	2,451
Administrative charges

Total expenses	8,534	30,322	5,156	8,176	309	2,451

NET INVESTMENT INCOME (LOSS)	46,600	52,467	23,479	24,536	8,361	2,046

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	9,405	8,761	566	17,485	2,630	6,631
Realized gain on distributions	11,017	197,400	7,885	86,576	5,117	11,970

Net realized gain (loss) on investments	20,422	206,161	8,451	104,061	7,747	18,601

Change in net unrealized appreciation (depreciation) on investments	28,639	204,663	37,549	145,323	(112)	19,545

Net realized and unrealized gain (loss) on investments	49,061	410,824	46,000	249,384	7,635	38,146

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$95,661	$463,291	$69,479	$273,920	$15,996	$40,192

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS
	GREAT-WEST LIFETIME 2050 FUND	GREAT-WEST LIFETIME 2055 FUND	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	GREAT-WEST MFS INTERNATIONAL GROWTH FUND	GREAT-WEST MFS INTERNATIONAL VALUE FUND

INVESTMENT INCOME:
Dividends	$4,011	$10,158	$67,349	$890	$10,239	$29,432

EXPENSES:
Mortality and expense risk	1,234	3,806	21,459	9,542	5,110	14,710
Administrative charges

Total expenses	1,234	3,806	21,459	9,542	5,110	14,710

NET INVESTMENT INCOME (LOSS)	2,777	6,352	45,890	(8,652)	5,129	14,722

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,578	439	8,571	18,155	1,256	103,970
Realized gain on distributions	1,265	21,652		87,368	29,813	87,563

Net realized gain (loss) on investments	2,843	22,091	8,571	105,523	31,069	191,533

Change in net unrealized appreciation (depreciation) on investments	11,459	52,275	115,894	6,918	49,463	341,677

Net realized and unrealized gain (loss) on investments	14,302	74,366	124,465	112,441	80,532	533,210

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,079	$80,718	$170,355	$103,789	$85,661	$547,932

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND CLASS L	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATE PROFILE I FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
	(1)	(1)	(2)	(3)	(2)	(4)

INVESTMENT INCOME:
Dividends	$353,236	$1,342,742	$378,570	$274,522	$122,744	$65,723

EXPENSES:

Mortality and expense risk	136,788	337,554	312,607	31,565	28,903	17,790
Administrative charges

Total expenses	136,788	337,554	312,607	31,565	28,903	17,790

NET INVESTMENT INCOME (LOSS)	216,448	1,005,188	65,963	242,957	93,841	47,933

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	12,234	25,290	1,349,597	1,967	(238,642)	4,237
Realized gain on distributions	882,634	2,799,202	1,225,723	439,057	261,926	72,532

Net realized gain (loss) on investments	894,868	2,824,492	2,575,320	441,024	23,284	76,769

Change in net unrealized appreciation (depreciation) on investments	97,128	(830,028)	654,815	12,124	727,416	(9,661)

Net realized and unrealized gain (loss) on investments	991,996	1,994,464	3,230,135	453,148	750,700	67,108

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,208,444	$2,999,652	$3,296,098	$696,105	$844,541	$115,041

    (1) For the period May 4, 2017 to December 31, 2017.

    (2) For the period January 1, 2017 to July 17, 2017.

    (3) For the period May 9, 2017 to December 31, 2017.

    (4) For the period May 11, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	GREAT-WEST MULTI- MANAGER LARGE CAP GROWTH FUND	GREAT-WEST MULTI- MANAGER SMALL CAP GROWTH FUND		GREAT-WEST PUTNAM EQUITY INCOME FUND	GREAT-WEST PUTNAM HIGH YIELD BOND FUND
	(1)	(2)

INVESTMENT INCOME:
Dividends	$303,127	$203,467	$6,183	$		$4,904	$83,331

EXPENSES:
Mortality and expense risk	83,170	78,419	4,592		1,171	7,877	10,701
Administrative charges

Total expenses	83,170	78,419	4,592		1,171	7,877	10,701

NET INVESTMENT INCOME (LOSS)	219,957	125,048	1,591		(1,171)	(2,973)	72,630

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	3,864	274,108	15,135		1,918	25,847	4,814
Realized gain on distributions	376,591	96,176	51,066		10,822	86,477

Net realized gain (loss) on investments	380,455	370,284	66,201		12,740	112,324	4,814

Change in net unrealized appreciation (depreciation) on investments	(13,769)	190,581	32,851		9,601	69,302	(6,417)

Net realized and unrealized gain (loss) on investments	366,686	560,865	99,052		22,341	181,626	(1,603)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$586,643	$685,913	$100,643		$21,170	$178,653	$71,027

    (1) For the period June 1, 2017 to December 31, 2017.

    (2) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND

INVESTMENT INCOME:
Dividends	$29,053	$311,032	$69,057	$245,504	$3,708,315	$41,197

EXPENSES:
Mortality and expense risk	17,021	200,120	61,514	71,118	1,977,619	22,170
Administrative charges

Total expenses	17,021	200,120	61,514	71,118	1,977,619	22,170

NET INVESTMENT INCOME (LOSS)	12,032	110,912	7,543	174,386	1,730,696	19,027

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(62,696)	325,581	82,567	90,215	41,493	2,298
Realized gain on distributions	101,288	862,462	669,858	1,311,981	4,546,006

Net realized gain (loss) on investments	38,592	1,188,043	752,425	1,402,196	4,587,499	2,298

Change in net unrealized appreciation (depreciation) on investments	28,424	4,533,045	653,110	12,019	11,702,100	17,727

Net realized and unrealized gain (loss) on investments	67,016	5,721,088	1,405,535	1,414,215	16,289,599	20,025

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,048	$5,832,000	$1,413,078	$1,588,601	$18,020,295	$39,052

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST STOCK INDEX FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST TEMPLETON GLOBAL BOND FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND
	(1)

INVESTMENT INCOME:
Dividends	$26,967	$13,717	$34,844	$9,611	$3,141	$22,043

EXPENSES:
Mortality and expense risk	10,364	28,533	16,072	3,423	4,225	5,810
Administrative charges

Total expenses	10,364	28,533	16,072	3,423	4,225	5,810

NET INVESTMENT INCOME (LOSS)	16,603	(14,816)	18,772	6,188	(1,084)	16,233

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(620)	66,975	(5,655)	(1,167)	(3,678)	(1,427)
Realized gain on distributions	174,771	310,737	3,911		20,451	12,010

Net realized gain (loss) on investments	174,151	377,712	(1,744)	(1,167)	16,773	10,583

Change in net unrealized appreciation (depreciation) on investments	57,272	439,340	(15,860)	4,813	26,858	43,879

Net realized and unrealized gain (loss) on investments	231,423	817,052	(17,604)	3,646	43,631	54,462

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$248,026	$802,236	$1,168	$9,834	$42,547	$70,695

                             (1) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP ENERGY FUND	JANUS HENDERSON VIT BALANCED PORTFOLIO	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO

INVESTMENT INCOME:
Dividends	$34,777	$15,098	$		$6,424	$163,896	$14,661

EXPENSES:
Mortality and expense risk	19,436	8,569		2,494	5,188	83,303	18,536
Administrative charges

Total expenses	19,436	8,569		2,494	5,188	83,303	18,536

NET INVESTMENT INCOME (LOSS)	15,341	6,529		(2,494)	1,236	80,593	(3,875)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	14,848	31,562		914	(13,428)	93,299	22,256
Realized gain on distributions	111,905			12,695		19,933	170,516

Net realized gain (loss) on investments	126,753	31,562		13,609	(13,428)	113,232	192,772

Change in net unrealized appreciation (depreciation) on investments	202,535	181,561		19,495	(5,266)	1,328,770	424,006

Net realized and unrealized gain (loss) on investments	329,288	213,123		33,104	(18,694)	1,442,002	616,778

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$344,629	$219,652		$30,610	$(17,458)	$1,522,595	$612,903

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
					(1)	(2)

INVESTMENT INCOME:
Dividends	$57,076	$1,453	$2,522	$1,981	$143	$5,224

EXPENSES:
Mortality and expense risk	11,100	1,087	1,876	777	31	585
Administrative charges	23		213

Total expenses	11,123	1,087	2,089	777	31	585

NET INVESTMENT INCOME (LOSS)	45,953	366	433	1,204	112	4,639

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(11,455)	(10,701)	(3,150)	(24,405)		17
Realized gain on distributions		8,979			473	949

Net realized gain (loss) on investments	(11,455)	(1,722)	(3,150)	(24,405)	473	966

Change in net unrealized appreciation (depreciation) on investments	32,666	35,402	40,062	68,349	(329)	(1,170)

Net realized and unrealized gain (loss) on investments	21,211	33,680	36,912	43,944	144	(204)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,164	$34,046	$37,345	$45,148	$256	$4,435

	(1) For the period October 17, 2017 to December 31, 2017. (2) For the period May 26, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO		MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	MFS VIT II TECHNOLOGY PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	MORGAN STANLEY VIF MID CAP GROWTH PORTFOLIO
	(1)						(2)	(3)

INVESTMENT INCOME:
Dividends	$	$		$10,231	$		$372	$

EXPENSES:
Mortality and expense risk	489		3,852	7,156		16,274	437	28
Administrative charges

Total expenses	489		3,852	7,156		16,274	437	28

NET INVESTMENT INCOME (LOSS)	(489)		(3,852)	3,075		(16,274)	(65)	(28)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	9,945		4,261	2,839		89,578	(33)	3
Realized gain on distributions				16,880		42,350	6,336

Net realized gain (loss) on investments	9,945		4,261	19,719		131,928	6,303	3

Change in net unrealized appreciation (depreciation) on investments	(3,904)		85,442	92,882		290,227	728	2,567

Net realized and unrealized gain (loss) on investments	6,041		89,703	112,601		422,155	7,031	2,570

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,552		$85,851	$115,676		$405,881	$6,966	$2,542

	(1) For the period January 1, 2017 to May 22, 2017. (2) For the period May 22, 2017 to December 31, 2017. (3) For the period May 3, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO	NVIT EMERGING MARKETS FUND	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	OPPENHEIMER TOTAL RETURN BOND FUND/VA	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
			(1)		(2)

INVESTMENT INCOME:
Dividends	$1,210	$1,311	$99	$6,896	$	$45,617

EXPENSES:
Mortality and expense risk	1,669	1,992	819	9,077	544	3,568
Administrative charges

Total expenses	1,669	1,992	819	9,077	544	3,568

NET INVESTMENT INCOME (LOSS)	(459)	(681)	(720)	(2,181)	(544)	42,049

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	38,709	4,858	1,080	22,741	7	(11,884)
Realized gain on distributions	12,999			57,509

Net realized gain (loss) on investments	51,708	4,858	1,080	80,250	7	(11,884)

Change in net unrealized appreciation (depreciation) on investments	29,399	42,396	13,100	49,231	1,249	(19,766)

Net realized and unrealized gain (loss) on investments	81,107	47,254	14,180	129,481	1,256	(31,650)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,648	$46,573	$13,460	$127,300	$712	$10,399

	(1) For the period June 13, 2017 to December 31, 2017. (2) For the period July 10, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT SHORT TERM PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PUTNAM VT ABSOLUTE RETURN 500 FUND

INVESTMENT INCOME:
Dividends	$7,166	$16,488	$17,366	$22,210	$94,613	$

EXPENSES:
Mortality and expense risk	3,939	6,904	5,710	11,564	37,431		14,990
Administrative charges

Total expenses	3,939	6,904	5,710	11,564	37,431		14,990

NET INVESTMENT INCOME (LOSS)	3,227	9,584	11,656	10,646	57,182		(14,990)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(7,888)	(5,686)	(2,121)	2,451	19,051		3,064
Realized gain on distributions

Net realized gain (loss) on investments	(7,888)	(5,686)	(2,121)	2,451	19,051		3,064

Change in net unrealized appreciation (depreciation) on investments	29,483	3,911	11,480	4,632	99,045		80,499

Net realized and unrealized gain (loss) on investments	21,595	(1,775)	9,359	7,083	118,096		83,563

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,822	$7,809	$21,015	$17,729	$175,278		$68,573

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT CAPITAL OPPORTUNITIES FUND	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH AND INCOME FUND
			(1)			(2)

INVESTMENT INCOME:
Dividends	$2,035	$1,388	$	$48,797	$9,120	$20,716

EXPENSES:
Mortality and expense risk	909	2,048	8,431	36,925	7,272	3,278
Administrative charges

Total expenses	909	2,048	8,431	36,925	7,272	3,278

NET INVESTMENT INCOME (LOSS)	1,126	(660)	(8,431)	11,872	1,848	17,438

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(909)	(209)	5,138	1,920	31,458	(29,359)
Realized gain on distributions		22,975		115,774		117,274

Net realized gain (loss) on investments	(909)	22,766	5,138	117,694	31,458	87,915

Change in net unrealized appreciation (depreciation) on investments	1,361	6,119	157,122	255,869	121,030	(69,375)

Net realized and unrealized gain (loss) on investments	452	28,885	162,260	373,563	152,488	18,540

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,578	$28,225	$153,829	$385,435	$154,336	$35,978

	(1) For the period May 15, 2017 to December 31, 2017. (2) For the period January 1, 2017 to May 15, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL GROWTH FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT INVESTORS FUND
					(1)

INVESTMENT INCOME:
Dividends	$897	$8,302	$1,553	$1,474	$241	$287

EXPENSES:
Mortality and expense risk	14,407	21,944	2,861	1,102	326	360
Administrative charges

Total expenses	14,407	21,944	2,861	1,102	326	360

NET INVESTMENT INCOME (LOSS)	(13,510)	(13,642)	(1,308)	372	(85)	(73)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	19,202	14,004	1,171	(692)	41	926
Realized gain on distributions	11,561					1,407

Net realized gain (loss) on investments	30,763	14,004	1,171	(692)	41	2,333

Change in net unrealized appreciation (depreciation) on investments	318,097	46,455	42,472	39,212	4,979	6,398

Net realized and unrealized gain (loss) on investments	348,860	60,459	43,643	38,520	5,020	8,731

NET INCREASE (DECREASE) IN NET ASSETSRESULTING FROM OPERATIONS	$335,350	$46,817	$42,335	$38,892	$4,935	$8,658

	(1) For the period March 3, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PUTNAM VT RESEARCH FUND	PUTNAM VT SMALL CAP VALUE FUND	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		VAN ECK VIP EMERGING MARKETS FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S

INVESTMENT INCOME:

Dividends	$261	$1,836	$		$		$703	$

EXPENSES:
Mortality and expense risk	618	4,020		93,374		19,304	3,039		4,248
Administrative charges							357

Total expenses	618	4,020		93,374		19,304	3,396		4,248

NET INVESTMENT INCOME (LOSS)	(357)	(2,184)		(93,374)		(19,304)	(2,693)		(4,248)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	294	(3,156)		153,071		13,748	571		(9,639)
Realized gain on distributions		10,420		237,006		190,649

Net realized gain (loss) on investments	294	7,264		390,077		204,397	571		(9,639)

Change in net unrealized appreciation (depreciation) on investments	12,021	24,102		2,955,892		262,254	93,251		6,407

Net realized and unrealized gain (loss) on investments	12,315	31,366		3,345,969		466,651	93,822		(3,232)

NET INCREASE (DECREASE) IN NET ASSETSRESULTING FROM OPERATIONS	$11,958	$29,182		$3,252,595		$447,347	$91,129		$(7,480)

The accompanying notes are an integral part of these financial statements.	(Continued)

GVARIABLE ANNUITY-2 SERIES ACCOUNT OF REAT-WEST LIFE & ANNUITY INSURANCE COMPANY STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2017

INVESTMENT DIVISIONS

VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS
INVESTMENT INCOME:
Dividends	$

EXPENSES:
Mortality and expense risk	976
Administrative charges	108

Total expenses	1,084

NET INVESTMENT INCOME (LOSS)	(1,084)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(10,234)
Realized gain on distributions

Net realized gain (loss) on investments	(10,234)

Change in net unrealized appreciation (depreciation) on investments	4,946

Net realized and unrealized gain (loss) on investments	(5,288)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,372)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(21,696)	$(20,871)	$(15,521)	$(15,088)	$(33,693)	$(30,955)
Net realized gain (loss) on investments	247,758	107,889	180,760	94,844	133,438	24,367
Change in net unrealized appreciation (depreciation) on investments	219,061	(108,350)	92,142	(111,973)	514,808	(13,089)

Increase (decrease) in net assets resultingfrom operations	445,123	(21,332)	257,381	(32,217)	614,553	(19,677)

CONTRACT TRANSACTIONS:
Purchase payments received	3,066	2,513	7,267	25,727	1,032	1,188
Transfers for contract benefits and terminations	(220,118)	(192,142)	(101,372)	(132,376)	(122,844)	(181,754)
Net transfers	(90,212)	(94,204)	(25,092)	(85,460)	(140,565)	(35,560)
Contract charges	(25)	(22)	(84)		(85)	(7)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting fromcontract transactions	(307,289)	(283,855)	(119,281)	(192,109)	(262,462)	(216,133)

Total increase (decrease) in net assets	137,834	(305,187)	138,100	(224,326)	352,091	(235,810)

NET ASSETS:
Beginning of period	1,613,340	1,918,527	1,004,908	1,229,234	2,307,257	2,543,067

End of period	$1,751,174	$1,613,340	$1,143,008	$1,004,908	$2,659,348	$2,307,257

CHANGES IN UNITS OUTSTANDING:
Units issued	260	139	234	268	141	328
Units redeemed	(2,895)	(3,072)	(1,253)	(2,235)	(3,427)	(3,548)

Net increase (decrease)	(2,635)	(2,933)	(1,019)	(1,967)	(3,286)	(3,220)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	ALGER SMALL CAP GROWTH PORTFOLIO		ALGER SMID CAP FOCUS PORTFOLIO		ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
	2017	2016	2017	2016	2017	2016
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,724)	$(3,630)	$(1,427)	$(1,413)	$7,205	$2,779
Net realized gain (loss) on investments	(61,202)	868	12,855	(50,207)	7,395	155
Change in net unrealized appreciation (depreciation) on investments	175,725	22,950	25,822	54,076	(24,734)	7,637

Increase (decrease) in net assets resulting from operations	110,799	20,188	37,250	2,456	(10,134)	10,571

CONTRACT TRANSACTIONS:
Purchase payments received	645	3,982	0	11,001	496,656	192,842
Transfers for contract benefits and terminations	(47,604)	(69,985)	(9,100)	(3,228)	(1,045)	0
Net transfers	(169,330)	(42,047)	(5,334)	(43,635)	(94,828)	109,143
Contract charges	(7)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(216,296)	(108,050)	(14,434)	(35,862)	400,783	301,985

Total increase (decrease) in net assets	(105,497)	(87,862)	22,816	(33,406)	390,649	312,556

NET ASSETS:
Beginning of period	491,322	579,184	118,481	151,887	312,556	0

End of period	$385,825	$491,322	$141,297	$118,481	$703,205	$312,556

CHANGES IN UNITS OUTSTANDING:
Units issued	112	2,173	426	4,127	54,553	26,455
Units redeemed	(10,650)	(8,090)	(1,728)	(7,785)	(20,639)	(767)

Net increase (decrease)	(10,538)	(5,917)	(1,302)	(3,658)	33,914	25,688

(1) For the period May 23, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$24,894	$1,423	$13,018	$2,201	$22,426	$13,819
Net realized gain (loss) on investments	11,201	1,416	(1,242)	(687)	112,898	58,344
Change in net unrealized appreciation (depreciation) on investments	92,439	15,526	5,488	1,519	220,963	156,393

Increase (decrease) in net assets resulting from operations	128,534	18,365	17,264	3,033	356,287	228,556

CONTRACT TRANSACTIONS:
Purchase payments received	857,100	63,896	312,830	88,436	2,523,315	399,664
Transfers for contract benefits and terminations	(14,385)	(541)	(3,408)		(19,326)	(38,808)
Net transfers	112,681	195,624	203,687	30,421	266,215	379,163
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	955,396	258,979	513,109	118,857	2,770,204	740,019

Total increase (decrease) in net assets	1,083,930	277,344	530,373	121,890	3,126,491	968,575

NET ASSETS:
Beginning of period	323,119	45,775	244,854	122,964	1,739,661	771,086

End of period	$1,407,049	$323,119	$775,227	$244,854	$4,866,152	$1,739,661

CHANGES IN UNITS OUTSTANDING:
Units issued	88,469	30,432	60,340	21,534	278,876	73,105
Units redeemed	(4,479)	(2,798)	(9,874)	(9,951)	(44,417)	(15,729)

Net increase (decrease)	83,990	27,634	50,466	11,583	234,459	57,376

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND
	2017	2016	2017	2017	2016
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$21,551	$4,635	$28,750	$16,456	$2,934
Net realized gain (loss) on investments	84,072	7,130	4,631	40,116	16,812
Change in net unrealized appreciation (depreciation) on investments	205,344	79,795	46,442	339,379	(9,915)

Increase (decrease) in net assets resulting from operations	310,967	91,560	79,823	395,951	9,831

CONTRACT TRANSACTIONS:
Purchase payments received	4,433,755	767,882	1,132,286	2,045,134	324,116
Transfers for contract benefits and terminations	(58,184)	(10,758)	(29,945)	(2,677)
Net transfers	(139,494)	438,793	789,136	140,660	79,529
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	4,236,077	1,195,917	1,891,477	2,183,117	403,645

Total increase (decrease) in net assets	4,547,044	1,287,477	1,971,300	2,579,068	413,476

NET ASSETS:
Beginning of period	1,349,179	61,702	0	538,421	124,945

End of period	$5,896,223	$1,349,179	$1,971,300	$3,117,489	$538,421

CHANGES IN UNITS OUTSTANDING:
Units issued	456,741	122,179	178,940	244,372	48,959
Units redeemed	(86,788)	(9,182)	(5,983)	(40,568)	(3,391)

Net increase (decrease)	369,953	112,997	172,957	203,804	45,568

                (1) For the period May 11, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND		BLACKROCK HIGH YIELD VI FUND
	2017	2016	2017	2016	2017	2016
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,581	$655	$38,644	$15,820	$121,881	$28,007
Net realized gain (loss) on investments	15,386	105	84,331	(10,170)	18,866	(11,271)
Change in net unrealized appreciation (depreciation) on investments	216,184	(6,932)	413,676	48,423	10,413	49,705

Increase (decrease) in net assets resulting from operations	234,151	(6,172)	536,651	54,073	151,160	66,441

CONTRACT TRANSACTIONS:
Purchase payments received	1,114,570	292,672	4,481,299	1,129,270	2,553,353	656,977
Transfers for contract benefits and terminations	(65,912)	(1,280)	(109,705)	(19,584)	(217,552)	(11,390)
Net transfers	345,718	58,010	360,831	455,314	932,055	563,632
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,394,376	349,402	4,732,425	1,565,000	3,267,856	1,209,219

Total increase (decrease) in net assets	1,628,527	343,230	5,269,076	1,619,073	3,419,016	1,275,660

NET ASSETS:
Beginning of period	343,230	0	2,598,227	979,154	1,593,825	318,165

End of period	$1,971,757	$343,230	$7,867,303	$2,598,227	$5,012,841	$1,593,825

CHANGES IN UNITS OUTSTANDING
Units issued	135,543	33,709	524,447	172,120	352,861	135,148
Units redeemed	(17,817)	(120)	(76,028)	(11,469)	(49,655)	(17,192)

Net increase (decrease)	117,726	33,589	448,419	160,651	303,206	117,956

	(1) For the period May 19, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND
	2017	2017	2017	2016	2017	2016
	(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,289)	$(218)	$(6,258)	$(632)	$(6,645)	$(7,857)
Net realized gain (loss) on investments	47,770	4,964	58,341	(511)	65,601	51,712
Change in net unrealized appreciation (depreciation) on investments	11,319	(612)	85,575	5,339	(14,544)	17,748

Increase (decrease) in net assets resulting from operations	57,800	4,134	137,658	4,196	44,412	61,603

CONTRACT TRANSACTIONS:
Purchase payments received	1,033,620	132,139	672,422	199,926
Transfers for contract benefits and terminations	(5,735)		(50,662)	(6,690)	(65,429)	(147,179)
Net transfers	90,818	7,934	(90,203)	135,943	(99,491)	23,262
Contract charges					(16)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,118,703	140,073	531,557	329,179	(164,936)	(123,917)

Total increase (decrease) in net assets	1,176,503	144,207	669,215	333,375	(120,524)	(62,314)

NET ASSETS:
Beginning of period	0	0	386,795	53,420	559,017	621,331

End of period	$1,176,503	$144,207	$1,056,010	$386,795	$438,493	$559,017

CHANGES IN UNITS OUTSTANDING:
Units issued	113,850	14,167	78,553	40,030	145	2,137
Units redeemed	(10,479)	(693)	(29,105)	(6,491)	(10,026)	(10,523)

Net increase (decrease)	103,371	13,474	49,448	33,539	(9,881)	(8,386)

(1) For the period May 11, 2017 to December 31, 2017.

(2) For the period July 14, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(62,525)	$(53,149)	$(1,531)	$(1,235)	$(78)	$87
Net realized gain (loss) on investments	1,222,722	1,336,482	32,187	27,221	5,299	2,020
Change in net unrealized appreciation (depreciation) on investments	99,419	(648,964)	(694)	(11,742)	5,851	41,984

Increase (decrease) in net assets resulting from operations	1,259,616	634,369	29,962	14,244	11,072	44,091

CONTRACT TRANSACTIONS:
Purchase payments received	970	21,284
Transfers for contract benefits and terminations	(234,895)	(543,814)	(10,441)	(4,238)	(16,676)	(8,814)
Net transfers	(264,133)	(96,432)	35,442	(39,346)	(109,154)	(59,598)
Contract charges	(109)	(16)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(498,167)	(618,978)	25,001	(43,584)	(125,830)	(68,412)

Total increase (decrease) in net assets	761,449	15,391	54,963	(29,340)	(114,758)	(24,321)

NET ASSETS:
Beginning of period	3,934,215	3,918,824	77,756	107,096	162,377	186,698

End of period	$4,695,664	$3,934,215	$132,719	$77,756	$47,619	$162,377

CHANGES IN UNITS OUTSTANDING:
Units issued	1,795	5,387	731	671	720
Units redeemed	(23,346)	(40,880)	(218)	(1,822)	(7,234)	(4,572)

Net increase (decrease)	(21,551)	(35,493)	513	(1,151)	(6,514)	(4,572)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP REIT SERIES
	2017	2016	2017	2016	2017	2016
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(9,165)	$3,484	$(714)	$(72)	$7,023	$293
Net realized gain (loss) on investments	150,717	(40,808)	6,513	(684)	70,885	26,612
Change in net unrealized appreciation (depreciation) on investments	519,135	104,409	18,923	297	(70,403)	(4,710)

Increase (decrease) in net assets resulting from operations	660,687	67,085	24,722	(459)	7,505	22,195

CONTRACT TRANSACTIONS:
Purchase payments received	1,082,678	304,822	212,899	10,000	1,275,414	155,171
Transfers for contract benefits and terminations	(99,259)	(63,190)	(2,781)		(37,570)	(27,676)
Net transfers	321,281	213,790	85,221	15,648	(417,984)	432,962
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,304,700	455,422	295,339	25,648	819,860	560,457

Total increase (decrease) in net assets	1,965,387	522,507	320,061	25,189	827,365	582,652

NET ASSETS:
Beginning of period	1,139,436	616,929	25,189	0	816,959	234,307

End of period	$3,104,823	$1,139,436	$345,250	$25,189	$1,644,324	$816,959

CHANGES IN UNITS OUTSTANDING:
Units issued	187,414	96,353	53,640	7,606	151,307	49,037
Units redeemed	(75,184)	(52,671)	(28,201)	(5,142)	(62,564)	(8,292)

Net increase (decrease)	112,230	43,682	25,439	2,464	88,743	40,745

	(1) For the period August 23, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES		DEUTSCHE CAPITAL GROWTH VIP		DEUTSCHE CROCI® U.S. VIP
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,352)	$979	$977	$(1,495)	$770	$1,030
Net realized gain (loss) on investments	60,724	24,396	275,773	54,978	(2,878)	(12,633)
Change in net unrealized appreciation (depreciation) on investments	92,738	93,693	430,014	85,095	25,571	(5,083)

Increase (decrease) in net assets resulting from operations	150,110	119,068	706,764	138,578	23,463	(16,686)

CONTRACT TRANSACTIONS:
Purchase payments received	885,800	190,589	708,484	950,604
Transfers for contract benefits and terminations	(17,615)	(13,509)	(90,056)	(36,785)	(34,044)	(45,076)
Net transfers	82,829	301,136	(190,033)	596,067		(76,974)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	951,014	478,216	428,395	1,509,886	(34,044)	(122,050)

Total increase (decrease) in net assets	1,101,124	597,284	1,135,159	1,648,464	(10,581)	(138,736)

NET ASSETS:
Beginning of period	898,500	301,216	2,345,306	696,842	127,600	266,336

End of period	$1,999,624	$898,500	$3,480,465	$2,345,306	$117,019	$127,600

CHANGES IN UNITS OUTSTANDING:
Units issued	111,345	42,647	47,567	132,053
Units redeemed	(26,668)	(7,605)	(14,437)	(40,633)	(2,341)	(9,249)

Net increase (decrease)	84,677	35,042	33,130	91,420	(2,341)	(9,249)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	DEUTSCHE GLOBAL SMALL CAP VIP		DEUTSCHE SMALL MID CAP VALUE VIP		DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	DIMENSIONAL VA US LARGE VALUE PORTFOLIO
	2017	2016	2017	2016	2017	2017
					(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(179)	$(63)	$214	$(57)	$298	$2,300
Net realized gain (loss) on investments	2,691	(3,187)	5,722	21,819	327	5,322
Change in net unrealized appreciation (depreciation) on investments	2,639	2,711	15,841	11,299	(187)	1,222

Increase (decrease) in net assets resulting from operations	5,151	(539)	21,777	33,061	438	8,844

CONTRACT TRANSACTIONS:
Purchase payments received	7,522	1,812
Transfers for contract benefits and terminations	(218)	(3,864)	(8,725)	(658)	0	(1,827)
Net transfers	(31)	(13,197)	(12,716)		19,070	133,392
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	7,273	(15,249)	(21,441)	(658)	19,070	131,565

Total increase (decrease) in net assets	12,424	(15,788)	336	32,403	19,508	140,409

NET ASSETS:
Beginning of period	21,667	37,455	238,039	205,636	0	0

End of period	$34,091	$21,667	$238,375	$238,039	$19,508	$140,409

CHANGES IN UNITS OUTSTANDING:
Units issued	781	313		1	1,866	13,232
Units redeemed	(24)	(1,410)	(1,198)	(49)		(176)

Net increase (decrease)	757	(1,097)	(1,198)	(48)	1,866	13,056

(1) For the period November 22, 2017 to December 31, 2017.

(2) For the period October 20, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO		DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC		DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,754)	$(1,875)	$(915)	$(308)	$(143)	$589
Net realized gain (loss) on investments	26,228	10,864	29,402	35,424	35,779	48,350
Change in net unrealized appreciation (depreciation) on investments	115,944	7,652	15,951	(8,222)	27,189	(31,189)

Increase (decrease) in net assets resulting from operations	140,418	16,641	44,438	26,894	62,825	17,750

CONTRACT TRANSACTIONS:
Purchase payments received	(11,637)	1,710				20,473
Transfers for contract benefits and terminations	(26,317)	(8,914)	(27,600)	(22,371)	(9,151)	(31,491)
Net transfers	(27,361)	(81,848)	9,144	(1,007)	5,190	(26,227)
Contract charges			(4)		(1)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(65,315)	(89,052)	(18,460)	(23,378)	(3,962)	(37,245)

Total increase (decrease) in net assets	75,103	(72,411)	25,978	3,516	58,863	(19,495)

NET ASSETS:
Beginning of period	385,836	458,247	324,811	321,295	245,815	265,310

End of period	$460,939	$385,836	$350,789	$324,811	$304,678	$245,815

CHANGES IN UNITS OUTSTANDING:
Units issued	2,109	6,244	210		79	799
Units redeemed	(5,939)	(11,496)	(529)	(485)	(130)	(1,396)

Net increase (decrease)	(3,830)	(5,252)	(319)	(485)	(51)	(597)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES		DREYFUS VIF GROWTH AND INCOME PORTFOLIO		DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,030	$3,564	$(2,303)	$(671)	$518	$592
Net realized gain (loss) on investments	57,452	56,880	22,422	60,521	786	(465)
Change in net unrealized appreciation (depreciation) on investments	46,519	(29,462)	38,746	(30,665)	9,930	(970)

Increase (decrease) in net assets resulting from operations	106,001	30,982	58,865	29,185	11,234	(843)

CONTRACT TRANSACTIONS:
Purchase payments received		(1)	3,905	2,101
Transfers for contract benefits and terminations	(13,907)	(75,172)	(27,012)	(78,305)		(3,051)
Net transfers	(2,841)	6,312		(1,024)	(22,891)
Contract charges			(23)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(16,748)	(68,861)	(23,130)	(77,228)	(22,891)	(3,051)

Total increase (decrease) in net assets	89,253	(37,879)	35,735	(48,043)	(11,657)	(3,894)

NET ASSETS:
Beginning of period	414,223	452,102	339,417	387,460	43,801	47,695

End of period	$503,476	$414,223	$375,152	$339,417	$32,144	$43,801

CHANGES IN UNITS OUTSTANDING:
Units issued		2,258	80	25		1
Units redeemed	(1,042)	(7,111)	(482)	(1,553)	(1,602)	(254)

Net increase (decrease)	(1,042)	(4,853)	(402)	(1,528)	(1,602)	(253)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	EATON VANCE VT FLOATING-RATE INCOME FUND		FEDERATED HIGH INCOME BOND FUND II	FIDELITY VIP ASSET MANAGER PORTFOLIO		FIDELITY VIP BALANCED PORTFOLIO
	2017	2016	2017	2017	2016	2017
		(1)	(2)			(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$75,849	$4,179	$(711)	$7,205	$772	$54,368
Net realized gain (loss) on investments	6,458	844	124	154,493	73,384	78,903
Change in net unrealized appreciation (depreciation) on investments	(13,331)	6,148	1,316	(785)	(51,515)	76,474

Increase (decrease) in net assets resulting from operations	68,976	11,171	729	160,913	22,641	209,745

CONTRACT TRANSACTIONS:
Purchase payments received	1,530,854	205,521	98,650	3,397	1,200	5,779,761
Transfers for contract benefits and terminations	(12,768)		(32)	(78,331)	(198,276)	(50,940)
Net transfers	1,973,567	377,160	95,302	5,477	160	1,424,644
Contract charges				(30)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	3,491,653	582,681	193,920	(69,487)	(196,916)	7,153,465

Total increase (decrease) in net assets	3,560,629	593,852	194,649	91,426	(174,275)	7,363,210

NET ASSETS:
Beginning of period	593,852	0	0	1,314,205	1,488,480	0

End of period	$4,154,481	$593,852	$194,649	$1,405,631	$1,314,205	$7,363,210

CHANGES IN UNITS OUTSTANDING:
Units issued	464,027	63,677	19,653	268	34	689,562
Units redeemed	(127,634)	(6,982)	(588)	(1,649)	(4,296)	(9,246)

Net increase (decrease)	336,393	56,695	19,065	(1,381)	(4,262)	680,316

	(1) For the period June 1, 2016 to December 31, 2016. (2) For the period June 21, 2017 to December 31, 2017. (3) For the period June 13, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	FIDELITY VIP CONTRAFUND PORTFOLIO		FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,888)	$(7,456)	$(3,259)	$(7,597)	$(3,605)	$(3,145)
Net realized gain (loss) on investments	100,959	160,411			56,343	11,815
Change in net unrealized appreciation (depreciation) on investments	105,374	(80,104)			42,446	(14,453)

Increase (decrease) in net assets resulting from operations	202,445	72,851	(3,259)	(7,597)	95,184	(5,783)

CONTRACT TRANSACTIONS:
Purchase payments received	3,120	2,513		1,332
Transfers for contract benefits and terminations	(126,689)	(254,175)	(117,364)	(349,316)	(59,092)	(27,888)
Net transfers	(26,596)	(33,645)	(59,392)	189,723	20,854	(18,608)
Contract charges	(225)		(98)	(6)	(4)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(150,390)	(285,307)	(176,854)	(158,267)	(38,242)	(46,496)

Total increase (decrease) in net assets	52,055	(212,456)	(180,113)	(165,864)	56,942	(52,279)

NET ASSETS:
Beginning of period	1,075,605	1,288,061	536,536	702,400	294,112	346,391

End of period	$1,127,660	$1,075,605	$356,423	$536,536	$351,054	$294,112

CHANGES IN UNITS OUTSTANDING:
Units issued	176	53	10,081	14,733	513	11
Units redeemed	(2,140)	(4,245)	(22,110)	(25,515)	(1,368)	(1,423)

Net increase (decrease)	(1,964)	(4,192)	(12,029)	(10,782)	(855)	(1,412)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH PORTFOLIO		FIDELITY VIP HIGH INCOME PORTFOLIO		FIDELITY VIP INDEX 500 PORTFOLIO
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(25,618)	$(25,648)	$11,632	$12,028	$5,446	$303
Net realized gain (loss) on investments	226,797	276,888	(6,961)	(20,490)	63,679	106,666
Change in net unrealized appreciation (depreciation) on investments	412,283	(267,840)	12,299	48,346	170,679	16,019

Increase (decrease) in net assets resulting from operations	613,462	(16,600)	16,970	39,884	239,804	122,988

CONTRACT TRANSACTIONS:
Purchase payments received	1,300	21,770	67	57	68	20,530
Transfers for contract benefits and terminations	(141,953)	(159,477)	(35,553)	(58,641)	(87,812)	(162,873)
Net transfers	44,221	(48,300)	(3,427)	(17,038)	12,465	(33,548)
Contract charges	(63)		1		(9)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(96,495)	(186,007)	(38,912)	(75,622)	(75,288)	(175,891)

Total increase (decrease) in net assets	516,967	(202,607)	(21,942)	(35,738)	164,516	(52,903)

NET ASSETS:
Beginning of period	1,851,711	2,054,318	322,494	358,232	1,236,328	1,289,231

End of period	$2,368,678	$1,851,711	$300,552	$322,494	$1,400,844	$1,236,328

CHANGES IN UNITS OUTSTANDING:
Units issued	444	213	5	1	74	172
Units redeemed	(1,179)	(2,069)	(666)	(1,455)	(306)	(788)

Net increase (decrease)	(735)	(1,856)	(661)	(1,454)	(232)	(616)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY VIP OVERSEAS PORTFOLIO		FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
	2017	2017	2016	2017	2016	2017
	(1)					(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(202)	$1,791	$1,419	$(190)	$(971)	$3,745
Net realized gain (loss) on investments	910	855	3,351	12,543	20,416	36,911
Change in net unrealized appreciation (depreciation) on investments	20,573	2,737	4,430	36,977	(35,340)	10,938

Increase (decrease) in net assets resulting from operations	21,281	5,383	9,200	49,330	(15,895)	51,594

CONTRACT TRANSACTIONS:
Purchase payments received	399,485	812	2,147			630,397
Transfers for contract benefits and terminations	(122)	(28,951)	(156,186)	(54,265)	(140,977)	(8,009)
Net transfers	41,098	29,420	113,330	(177)	877	200,311
Contract charges		(94)		19
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	440,461	1,187	(40,709)	(54,423)	(140,100)	822,699

Total increase (decrease) in net assets	461,742	6,570	(31,509)	(5,093)	(155,995)	874,293

NET ASSETS:
Beginning of period	0	178,519	210,028	193,562	349,557	0

End of period	$461,742	$185,089	$178,519	$188,469	$193,562	$874,293

CHANGES IN UNITS OUTSTANDING:
Units issued	40,352	1,039	3,564	18	29	84,956
Units redeemed	(863)	(986)	(4,761)	(1,462)	(4,141)	(4,203)

Net increase (decrease)	39,489	53	(1,197)	(1,444)	(4,112)	80,753

	(1) For the period May 16, 2017 to December 31, 2017.
	(2) For the period May 22, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	FRANKLIN INCOME VIP FUND		GOLDMAN SACHS VIT LARGE CAP VALUE FUND		GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$130,315	$32,344	$426	$906	$5,069	$175
Net realized gain (loss) on investments	85,470	(12,704)	27,178	(6,822)	173	(18)
Change in net unrealized appreciation (depreciation) on investments	116,117	140,001	(14,176)	23,452	(472)	(98)

Increase (decrease) in net assets resulting from operations	331,902	159,641	13,428	17,536	4,770	59

CONTRACT TRANSACTIONS:
Purchase payments received	3,705,915	1,225,347	814	811	253,600	14,615
Transfers for contract benefits and terminations	(127,692)	(8,162)	(7,653)	(54,040)	(1,130)
Net transfers	246,133	350,572	(9,839)		25,292
Contract charges			(2)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	3,824,356	1,567,757	(16,680)	(53,229)	277,762	14,615

Total increase (decrease) in net assets	4,156,258	1,727,398	(3,252)	(35,693)	282,532	14,674

NET ASSETS:
Beginning of period	2,331,678	604,280	172,729	208,422	51,699	37,025

End of period	$6,487,936	$2,331,678	$169,477	$172,729	$334,231	$51,699

CHANGES IN UNITS OUTSTANDING:
Units issued	471,995	167,207	412	48	32,802	1,590
Units redeemed	(120,861)	(8,485)	(1,252)	(3,010)	(4,087)

Net increase (decrease)	351,134	158,722	(840)	(2,962)	28,715	1,590

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND		GOLDMAN SACHS VIT STRATEGIC INCOME FUND		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS
	2017	2016	2017	2016	2017	2016
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(331)	$(1,027)	$(300)	$61	$233	$(98)
Net realized gain (loss) on investments	11,828	3,874	(1,228)	1	13,507	4,855
Change in net unrealized appreciation (depreciation) on investments	(1,379)	(2,862)	(6,703)	61	8,215	2,062

Increase (decrease) in net assets resulting from operations	10,118	(15)	(8,231)	123	21,955	6,819

CONTRACT TRANSACTIONS:
Purchase payments received			224,416	11,250	2,037	2,038
Transfers for contract benefits and terminations	(74,483)	(484)	(6,586)		(778)	(851)
Net transfers	11,266	(51,025)	110,487		29,622	(17,411)
Contract charges	3				2
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(63,214)	(51,509)	328,317	11,250	30,883	(16,224)

Total increase (decrease) in net assets	(53,096)	(51,524)	320,086	11,373	52,838	(9,405)

NET ASSETS:
Beginning of period	89,515	141,039	11,373	0	75,829	85,234

End of period	$36,419	$89,515	$331,459	$11,373	$128,667	$75,829

CHANGES IN UNITS OUTSTANDING:
Units issued	769	(1)	37,391	1,125	1,465	103
Units redeemed	(3,939)	(2,687)	(4,633)		(154)	(899)

Net increase (decrease)	(3,170)	(2,688)	32,758	1,125	1,311	(796)

	(1) For the period July 13, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS		GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST AGGRESSIVE PROFILE I FUND
	2017	2016	2017	2017	2016
		(1)	(2)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,682	$1,493	$76,349	$13,932	$26,124
Net realized gain (loss) on investments	112,172	5,909	268,214	(87,351)	105,729
Change in net unrealized appreciation (depreciation) on investments	(8,831)	1,936	(1,987)	267,874	9,186

Increase (decrease) in net assets resulting from operations	109,023	9,338	342,576	194,455	141,039

CONTRACT TRANSACTIONS:
Purchase payments received	725,115	171,117	2,144,521	264,214	152,189
Transfers for contract benefits and terminations	(6,503)		(73,004)	(30,433)	(52,445)
Net transfers	209,408		2,391,397	(2,084,206)	141,441
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	928,020	171,117	4,462,914	(1,850,425)	241,185

Total increase (decrease) in net assets	1,037,043	180,455	4,805,490	(1,655,970)	382,224

NET ASSETS:
Beginning of period	180,455	0	0	1,655,970	1,273,746

End of period	$1,217,498	$180,455	$4,805,490	$0	$1,655,970

CHANGES IN UNITS OUTSTANDING:
Units issued	82,086	16,731	435,106	25,040	23,654
Units redeemed	(5,399)		(6,557)	(127,985)	(3,097)

Net increase (decrease)	76,687	16,731	428,549	(102,945)	20,557

	(1) For the period July 29, 2016 to December 31, 2016.
	(2) For the period May 9, 2017 to December 31, 2017.
	(3) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS
	2017	2016	2017	2016	2017	2017
					(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,263	$3,687	$37,789	$22,550	$13,583	$102,125
Net realized gain (loss) on investments	56,734	(3,031)	1,999	31,357	33,750	177,691
Change in net unrealized appreciation (depreciation) on investments	(69)	41,974	126,230	(34,643)	(16,259)	(57,969)

Increase (decrease) in net assets resulting from operations	66,928	42,630	166,018	19,264	31,074	221,847

CONTRACT TRANSACTIONS:
Purchase payments received	298,735	66,632	5,598,053	2,232,990	1,511,669	1,789,629
Transfers for contract benefits and terminations	(21,513)	(26,910)	(198,557)	(610,998)	(19,642)	(247,346)
Net transfers	(88,531)	(18,155)	2,234,578	773,316	1,213,507	8,678,933
Contract charges					(1,986)	(23,313)
Adjustments to net assets allocated to contracts in payout phase			894	(17,126)

Increase (decrease) in net assets resulting from contract transactions	188,691	21,567	7,634,968	2,378,182	2,703,548	10,197,903

Total increase (decrease) in net assets	255,619	64,197	7,800,986	2,397,446	2,734,622	10,419,750

NET ASSETS:
Beginning of period	392,556	328,359	5,191,868	2,794,422	0	0

End of period	$648,175	$392,556	$12,992,854	$5,191,868	$2,734,622	$10,419,750

CHANGES IN UNITS OUTSTANDING:
Units issued	30,022	11,352	802,115	325,032	279,240	1,069,363
Units redeemed	(8,705)	(7,003)	(58,981)	(104,241)	(14,559)	(63,478)

Net increase (decrease)	21,317	4,349	743,134	220,791	264,681	1,005,885

(1) For the period May 11, 2017 to December 31, 2017. (2) For the period May 23, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE I FUND		GREAT-WEST CORE BOND FUND		GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
	2017	2016	2017	2016	2017	2016
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$60,279	$24,336	$16,113	$14,999	$134,626	$8,181
Net realized gain (loss) on investments	146,039	6,103	(3,154)	(3,882)	90,639	5,620
Change in net unrealized appreciation (depreciation) on investments	82,056	86,705	27,077	17,791	(14,766)	62,052

Increase (decrease) in net assets resulting from operations	288,374	117,144	40,036	28,908	210,499	75,853

CONTRACT TRANSACTIONS:
Purchase payments received	2,975,117	3,088,806	855,241	176,601	995,468	560,650
Transfers for contract benefits and terminations	(244,859)	(390,923)	(213,368)	(95,433)	(21,492)
Net transfers	(8,103,571)	560,549	352,018	31,074	(93,233)	76,861
Contract charges	(12,880)	(406)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(5,386,193)	3,258,026	993,891	112,242	880,743	637,511

Total increase (decrease) in net assets	(5,097,819)	3,375,170	1,033,927	141,150	1,091,242	713,364

NET ASSETS:
Beginning of period	5,097,819	1,722,649	935,845	794,695	920,880	207,516

End of period	$0	$5,097,819	$1,969,772	$935,845	$2,012,122	$920,880

CHANGES IN UNITS OUTSTANDING:
Units issued	430,320	388,671	176,438	19,777	93,069	62,293
Units redeemed	(904,036)	(71,809)	(80,709)	(8,991)	(19,359)	(1,805)

Net increase (decrease)	(473,716)	316,862	95,729	10,786	73,710	60,488

(1) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND		GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST INVESCO SMALL CAP VALUE FUND
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(20,947)	$(68,877)	$120,086	$41,399	$(1,302)	$(231)
Net realized gain (loss) on investments			60,196	(25,086)	30,222	1,703
Change in net unrealized appreciation (depreciation) on investments			835,780	6,081	(14,444)	6,819

Increase (decrease) in net assets resulting from operations	(20,947)	(68,877)	1,016,062	22,394	14,476	8,291

CONTRACT TRANSACTIONS:
Purchase payments received	50,360,139	44,328,825	2,564,196	851,338	275,358	30,348
Transfers for contract benefits and terminations	(2,111,564)	(5,233,996)	(97,914)	(152,151)	(16,106)
Net transfers	(44,576,098)	(30,786,898)	1,240,522	350,212	(90,495)	120,918
Contract charges
Adjustments to net assets allocated to contracts in payout phase	(8,843)		(4,690)	(32,130)

Increase (decrease) in net assets resulting from contract transactions	3,663,634	8,307,931	3,702,114	1,017,269	168,757	151,266

Total increase (decrease) in net assets	3,642,687	8,239,054	4,718,176	1,039,663	183,233	159,557

NET ASSETS:
Beginning of period	20,773,897	12,534,843	2,921,404	1,881,741	174,790	15,233

End of period	$24,416,584	$20,773,897	$7,639,580	$2,921,404	$358,023	$174,790

CHANGES IN UNITS OUTSTANDING:
Units issued	5,522,508	4,961,795	365,611	105,051	28,272	15,828
Units redeemed	(5,161,708)	(4,121,257)	(27,266)	(31,866)	(13,128)	(1,910)

Net increase (decrease)	360,800	840,538	338,345	73,185	15,144	13,918

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2015 FUND		GREAT-WEST LIFETIME 2015 FUND II	GREAT-WEST LIFETIME 2020 FUND
	2017	2016	2016	2017	2016
		(1)	(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,101	$8,168	$583	$46,600	$2,069
Net realized gain (loss) on investments	39,177	6,369	(242)	20,422	200
Change in net unrealized appreciation (depreciation) on investments	39,483	5,106	4,442	28,639	(2,020)

Increase (decrease) in net assets resulting from operations	90,761	19,643	4,783	95,661	249

CONTRACT TRANSACTIONS:
Purchase payments received	820,252	91,389	2	1,750,522	190,000
Transfers for contract benefits and terminations	(138,558)			(39,000)
Net transfers	(12,030)	456,165	(59,751)	(57,976)	4,200
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	669,664	547,554	(59,749)	1,653,546	194,200

Total increase (decrease) in net assets	760,425	567,197	(54,966)	1,749,207	194,449

NET ASSETS:
Beginning of period	567,197	0	54,966	194,449	0

End of period	$1,327,622	$567,197	$0	$1,943,656	$194,449

CHANGES IN UNITS OUTSTANDING:
Units issued	78,041	74,091	30,792	166,410	18,696
Units redeemed	(14,860)	(19,481)	(35,170)	(14,637)

Net increase (decrease)	63,181	54,610	(4,378)	151,773	18,696

	(1) For the period April 25, 2016 to December 31, 2016. (2) For the period January 1, 2016 to April 25, 2016. (3) For the period December 6, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2025 FUND II	GREAT-WEST LIFETIME 2030 FUND
	2017	2016	2016	2017	2016
		(1)	(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$52,467	$32,954	$(941)	$23,479	$482
Net realized gain (loss) on investments	206,161	35,714	(136,835)	8,451	98
Change in net unrealized appreciation (depreciation) on investments	204,663	24,806	198,687	37,549	1,312

Increase (decrease) in net assets resulting from operations	463,291	93,474	60,911	69,479	1,892

CONTRACT TRANSACTIONS:
Purchase payments received	1,729,181	313,501	9,682	765,921	76,201
Transfers for contract benefits and terminations	(30,508)	(24,423)	(3,529)	(208)
Net transfers	991,232	1,981,866	(1,902,680)	124,108
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	2,689,905	2,270,944	(1,896,527)	889,821	76,201

Total increase (decrease) in net assets	3,153,196	2,364,418	(1,835,616)	959,300	78,093

NET ASSETS:
Beginning of period	2,364,418	0	1,835,616	78,093	0

End of period	$5,517,614	$2,364,418	$0	$1,037,393	$78,093

CHANGES IN UNITS OUTSTANDING:
Units issued	252,188	248,612	12,535	78,815	7,419
Units redeemed	(9,863)	(22,248)	(166,936)	(18)

Net increase (decrease)	242,325	226,364	(154,401)	78,797	7,419

	(1) For the period April 25, 2016 to December 31, 2016. (2) For the period January 1, 2016 to April 25, 2016. (3) For the period July 12, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2035 FUND II	GREAT-WEST LIFETIME 2040 FUND
	2017	2016	2016	2017	2016
		(1)	(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$24,536	$20,219	$45	$8,361	$1,107
Net realized gain (loss) on investments	104,061	23,380	(101,363)	7,747	267
Change in net unrealized appreciation (depreciation) on investments	145,323	26,395	143,458	(112)	150

Increase (decrease) in net assets resulting from operations	273,920	69,994	42,140	15,996	1,524

CONTRACT TRANSACTIONS:
Purchase payments received	347,201	134,005	139,754	73,301	79,952
Transfers for contract benefits and terminations	(1,530)			(7,629)
Net transfers	(67,299)	1,233,292	(1,167,677)	55,687
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	278,372	1,367,297	(1,027,923)	121,359	79,952

Total increase (decrease) in net assets	552,292	1,437,291	(985,783)	137,355	81,476

NET ASSETS:
Beginning of period	1,437,291	0	985,783	81,476	0

End of period	$1,989,583	$1,437,291	$0	$218,831	$81,476

CHANGES IN UNITS OUTSTANDING:
Units issued	42,225	136,278	16,359	24,355	7,670
Units redeemed	(18,033)	(39)	(85,363)	(13,978)

Net increase (decrease)	24,192	136,239	(69,004)	10,377	7,670

	(1) For the period April 25, 2016 to December 31, 2016. (2) For the period January 1, 2016 to April 25, 2016. (3) For the period November 22, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2045 FUND		GREAT-WEST LIFETIME 2045 FUND II	GREAT-WEST LIFETIME 2050 FUND
	2017	2016	2016	2017	2016
		(1)	(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,046	$2,024	$(49)	$2,777	$480
Net realized gain (loss) on investments	18,601	3,622	(1,771)	2,843	82
Change in net unrealized appreciation (depreciation) on investments	19,545	5,575	3,924	11,459	905

Increase (decrease) in net assets resulting from operations	40,192	11,221	2,104	17,079	1,467

CONTRACT TRANSACTIONS:
Purchase payments received	101,390	138,026	12,399	62,534	54,829
Transfers for contract benefits and terminations	(989)
Net transfers	(54,955)	59,896	(70,760)	(9,294)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	45,446	197,922	(58,361)	53,240	54,829

Total increase (decrease) in net assets	85,638	209,143	(56,257)	70,319	56,296

NET ASSETS:
Beginning of period	209,143	0	56,257	56,296	0

End of period	$294,781	$209,143	$0	$126,615	$56,296

CHANGES IN UNITS OUTSTANDING:
Units issued	9,162	21,043	1,189	5,452	5,296
Units redeemed	(5,533)	(1,202)	(5,594)	(751)

Net increase (decrease)	3,629	19,841	(4,405)	4,701	5,296

	(1) For the period April 25, 2016 to December 31, 2016. (2) For the period January 1, 2016 to April 25, 2016. (3) For the period August 3, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2055 FUND		GREAT-WEST LIFETIME 2055 FUND II	GREAT-WEST LOOMIS SAYLES BOND FUND
	2017	2016	2016	2017	2016
		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,352	$4,190	$(610)	$45,890	$38,173
Net realized gain (loss) on investments	22,091	6,540	(22,770)	8,571	(30,355)
Change in net unrealized appreciation (depreciation) on investments	52,275	10,811	34,107	115,894	166,914

Increase (decrease) in net assets resulting from operations	80,718	21,541	10,727	170,355	174,732

CONTRACT TRANSACTIONS:
Purchase payments received	223,166	25,000	8	2,313,052	397,145
Transfers for contract benefits and terminations		0		(68,730)	(273,976)
Net transfers	11,550	334,545	(376,694)	1,169,576	253,147
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	234,716	359,545	(376,686)	3,413,898	376,316

Total increase (decrease) in net assets	315,434	381,086	(365,959)	3,584,253	551,048

NET ASSETS:
Beginning of period	381,086	0	365,959	2,100,030	1,548,982

End of period	$696,520	$381,086	$0	$5,684,283	$2,100,030

CHANGES IN UNITS OUTSTANDING:
Units issued	19,654	40,325		323,181	82,265
Units redeemed		(4,186)	(31,435)	(16,653)	(46,646)

Net increase (decrease)	19,654	36,139	(31,435)	306,528	35,619

	(1) For the period April 25, 2016 to December 31, 2016. (2) For the period January 1, 2016 to April 25, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND		GREAT-WEST MFS INTERNATIONAL GROWTH FUND		GREAT-WEST MFS INTERNATIONAL VALUE FUND
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,652)	$(1,157)	$5,129	$(398)	$14,722	$5,926
Net realized gain (loss) on investments	105,523	14,116	31,069	(15,326)	191,533	41,149
Change in net unrealized appreciation (depreciation) on investments	6,918	75,461	49,463	12,823	341,677	(1,074)

Increase (decrease) in net assets resulting from operations	103,789	88,420	85,661	(2,901)	547,932	46,001

CONTRACT TRANSACTIONS:
Purchase payments received	642,079	370,808	702,577	46,053	1,223,445	245,811
Transfers for contract benefits and terminations	(11,641)	(10,897)	(19,461)	(28,382)	(40,411)	(70,041)
Net transfers	(114,777)	109,840	188,301	(66,037)	(122,069)	91,469
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	515,661	469,751	871,417	(48,366)	1,060,965	267,239

Total increase (decrease) in net assets	619,450	558,171	957,078	(51,267)	1,608,897	313,240

NET ASSETS:
Beginning of period	744,516	186,345	146,485	197,752	1,758,081	1,444,841

End of period	$1,363,966	$744,516	$1,103,563	$146,485	$3,366,978	$1,758,081

CHANGES IN UNITS OUTSTANDING:
Units issued	68,591	40,942	85,217	5,514	158,403	46,079
Units redeemed	(20,591)	(2,392)	(3,452)	(8,211)	(49,218)	(21,835)

Net increase (decrease)	48,000	38,550	81,765	(2,697)	109,185	24,244

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND CLASS L	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATE PROFILE I FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
	2017	2017	2017	2016	2017
	(1)	(1)	(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$216,448	$1,005,188	$65,963	$174,238	$242,957
Net realized gain (loss) on investments	894,868	2,824,492	2,575,320	436,318	441,024
Change in net unrealized appreciation (depreciation) on investments	97,128	(830,028)	654,815	129,600	12,124

Increase (decrease) in net assets resulting from operations	1,208,444	2,999,652	3,296,098	740,156	696,105

CONTRACT TRANSACTIONS:
Purchase payments received	30,187,038	8,552,153	22,636,666	25,892,558	1,006,253
Transfers for contract benefits and terminations	(318,264)	(695,302)	(705,200)	(486,446)	(40,516)
Net transfers	6,831,098	60,386,891	(59,133,532)	3,264,239	11,244,160
Contract charges	(46,303)	(260,417)	(139,432)	(8,614)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	36,653,569	67,983,325	(37,341,498)	28,661,737	12,209,897

Total increase (decrease) in net assets	37,862,013	70,982,977	(34,045,400)	29,401,893	12,906,002

NET ASSETS:
Beginning of period	0	0	34,045,400	4,643,507	0

End of period	$37,862,013	$70,982,977	$0	$34,045,400	$12,906,002

CHANGES IN UNITS OUTSTANDING:
Units issued	3,714,230	6,862,231	2,329,664	2,853,730	1,190,860
Units redeemed	(170,560)	(238,165)	(5,459,048)	(96,829)	(7,494)

Net increase (decrease)	3,543,670	6,624,066	(3,129,384)	2,756,901	1,183,366

(1) For the period May 4, 2017 to December 31, 2017. (2) For the period January 1, 2017 to July 17, 2017. (3) For the period May 9, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS
	GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
	2017	2016	2017	2017	2017	2016
	(1)		(2)	(3)	(1)

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$93,841	$120,327	$47,933	$219,957	$125,048	$25,063
Net realized gain (loss) on investments	23,284	430,031	76,769	380,455	370,284	(12,390)
Change in net unrealized appreciation (depreciation) on investments	727,416	72,574	(9,661)	(13,769)	190,581	156,051

Increase (decrease) in net assets resulting from operations	844,541	622,932	115,041	586,643	685,913	168,724

CONTRACT TRANSACTIONS:
Purchase payments received	594,942	2,373,912	4,694,666	2,344,080	7,798,712	3,590,149
Transfers for contract benefits and terminations	(183,530)	(65,775)	(92,886)	(148,039)	(144,224)	(286,638)
Net transfers	(11,150,789)	682,644	485,946	16,078,492	(14,988,146)	1,319,995
Contract charges			(4,361)	(66,045)	(34,807)	(1,236)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(10,739,377)	2,990,781	5,083,365	18,208,488	(7,368,465)	4,622,270

Total increase (decrease) in net assets	(9,894,836)	3,613,713	5,198,406	18,795,131	(6,682,552)	4,790,994
NET ASSETS:
Beginning of period	9,894,836	6,281,123	0	0	6,682,552	1,891,558

End of period	$0	$9,894,836	$5,198,406	$18,795,131	$0	$6,682,552

CHANGES IN UNITS OUTSTANDING:
Units issued	65,274	281,528	524,469	1,819,964	806,913	485,157
Units redeemed	(766,398)	(37,907)	(29,294)	(35,492)	(1,399,006)	(45,781)

Net increase (decrease)	(701,124)	243,621	495,175	1,784,472	(592,093)	439,376

	(1) For the period January 1, 2017 to July 17, 2017. (2) For the period May 11, 2017 to December 31, 2017. (3) For the period June 1, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS
	GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND		GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND		GREAT-WEST PUTNAM EQUITY INCOME FUND
	2017	2016	2017	2016	2017	2016
		(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,591	$(173)	$(1,171)	$(27)	$(2,973)	$(705)
Net realized gain (loss) on investments	66,201	2,914	12,740	(356)	112,324	2,798
Change in net unrealized appreciation (depreciation) on investments	32,851	(3,637)	9,601	670	69,302	40,459

Increase (decrease) in net assets resulting from operations	100,643	(896)	21,170	287	178,653	42,552

CONTRACT TRANSACTIONS:
Purchase payments received	299,904	74,195	161,060	7,929	1,274,804	95,995
Transfers for contract benefits and terminations	(5,082)		(6,218)		(31,915)	(261)
Net transfers	485,288	2,684	54,225	366	(53,438)	140,779
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	780,110	76,879	209,067	8,295	1,189,451	236,513

Total increase (decrease) in net assets	880,753	75,983	230,237	8,582	1,368,104	279,065

NET ASSETS:
Beginning of period	75,983	0	8,582	0	573,729	294,664

End of period	$956,736	$75,983	$238,819	$8,582	$1,941,833	$573,729

CHANGES IN UNITS OUTSTANDING:
Units issued	74,995	10,520	18,993	3,452	138,949	22,447
Units redeemed	(10,182)	(3,136)	(1,771)	(2,674)	(35,990)	(2,709)

Net increase (decrease)	64,813	7,384	17,222	778	102,959	19,738

	(1) For the period August 5, 2016 to December 31, 2016.
	(2) For the period October 28, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST PUTNAM HIGH YIELD BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST S&P 500® INDEX FUND
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$72,630	$42,579	$12,032	$30,035	$110,912	$88,913
Net realized gain (loss) on investments	4,814	(22,385)	38,592	162,806	1,188,043	344,712
Change in net unrealized appreciation (depreciation) on investments	(6,417)	59,660	28,424	(115,127)	4,533,045	931,371

Increase (decrease) in net assets resulting from operations	71,027	79,854	79,048	77,714	5,832,000	1,364,996

CONTRACT TRANSACTIONS:
Purchase payments received	489,657	446,183	1,301,684	567,205	18,613,459	4,948,836
Transfers for contract benefits and terminations	(13,841)	(13,337)	(29,110)	(66,509)	(507,038)	(969,427)
Net transfers	(102,253)	(568)	(336,951)	659,118	6,906,852	2,760,823
Contract charges
Adjustments to net assets allocated to contracts in payout phase					(10,912)	(95,341)

Increase (decrease) in net assets resulting from contract transactions	373,563	432,278	935,623	1,159,814	25,002,361	6,644,891

Total increase (decrease) in net assets	444,590	512,132	1,014,671	1,237,528	30,834,361	8,009,887

NET ASSETS:
Beginning of period	1,014,713	502,581	2,136,343	898,815	17,177,080	9,167,193

End of period	$1,459,303	$1,014,713	$3,151,014	$2,136,343	$48,011,441	$17,177,080

CHANGES IN UNITS OUTSTANDING:
Units issued	57,522	66,455	178,895	147,354	2,258,732	651,085
Units redeemed	(21,087)	(25,576)	(84,165)	(49,167)	(212,364)	(162,398)

Net increase (decrease)	36,435	40,879	94,730	98,187	2,046,368	488,687

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS
	GREAT-WEST S&P MID CAP 400® INDEX FUND		GREAT-WEST S&P SMALL CAP 600® INDEX FUND		GREAT-WEST SECUREFOUNDATION® BALANCED FUND
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,543	$10,800	$174,386	$42,008	$1,730,696	$1,251,448
Net realized gain (loss) on investments	752,425	193,974	1,402,196	333,295	4,587,499	1,853,061
Change in net unrealized appreciation (depreciation) on investments	653,110	441,643	12,019	801,332	11,702,100	1,567,446

Increase (decrease) in net assets resulting from operations	1,413,078	646,417	1,588,601	1,176,635	18,020,295	4,671,955

CONTRACT TRANSACTIONS:
Purchase payments received	7,050,489	1,491,904	7,788,146	1,713,215	69,158,742	85,039,254
Transfers for contract benefits and terminations	(133,027)	(206,596)	(127,502)	(228,012)	(7,607,854)	(5,864,666)
Net transfers	1,043,596	1,299,557	1,090,986	2,690,390	6,705,751	6,037,866
Contract charges					(1,407,186)	(436,706)
Adjustments to net assets allocated to contracts in payout phase	(1,206)	(19,011)	(742)	(20,192)

Increase (decrease) in net assets resulting from contract transactions	7,959,852	2,565,854	8,750,888	4,155,401	66,849,453	84,775,748

Total increase (decrease) in net assets	9,372,930	3,212,271	10,339,489	5,332,036	84,869,748	89,447,703

NET ASSETS:
Beginning of period	5,243,113	2,030,842	7,285,028	1,952,992	125,330,321	35,882,618

End of period	$14,616,043	$5,243,113	$17,624,517	$7,285,028	$210,200,069	$125,330,321

CHANGES IN UNITS OUTSTANDING:
Units issued	751,026	202,807	802,027	298,023	7,167,070	9,141,906
Units redeemed	(71,652)	(31,765)	(77,709)	(22,201)	(1,082,785)	(789,195)

Net increase (decrease)	679,374	171,042	724,318	275,822	6,084,285	8,352,711

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS
	GREAT-WEST SHORT DURATION BOND FUND		GREAT-WEST STOCK INDEX FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
	2017	2016	2017	2016	2017	2016
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$19,027	$24,249	$16,603	$19,475	$(14,816)	$(7,983)
Net realized gain (loss) on investments	2,298	1,630	174,151	128,749	377,712	50,975
Change in net unrealized appreciation (depreciation) on investments	17,727	3,209	57,272	(102)	439,340	81,527

Increase (decrease) in net assets resulting from operations	39,052	29,088	248,026	148,122	802,236	124,519

CONTRACT TRANSACTIONS:
Purchase payments received	1,753,338	551,387	621,239	243,607	3,494,750	520,115
Transfers for contract benefits and terminations	(350,423)	(191,451)	(23,769)	(41,751)	(44,879)	(77,539)
Net transfers	1,145,716	354,820	(2,613,989)	157,735	(28,713)	498,099
Contract charges
Adjustments to net assets allocated to contracts in payout phase	(9,229)

Increase (decrease) in net assets resulting from contract transactions	2,539,402	714,756	(2,016,519)	359,591	3,421,158	940,675

Total increase (decrease) in net assets	2,578,454	743,844	(1,768,493)	507,713	4,223,394	1,065,194

NET ASSETS:
Beginning of period	2,303,821	1,559,977	1,768,493	1,260,780	2,440,046	1,374,852

End of period	$4,882,275	$2,303,821	$0	$1,768,493	$6,663,440	$2,440,046

CHANGES IN UNITS OUTSTANDING:
Units issued	347,640	155,075	140,795	65,285	321,157	100,531
Units redeemed	(105,400)	(84,815)	(249,870)	(33,094)	(41,168)	(27,186)

Net increase (decrease)	242,240	70,260	(109,075)	32,191	279,989	73,345

	(1) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	GREAT-WEST TEMPLETON GLOBAL BOND FUND		GREAT-WEST U.S. GOVERNMENT SECURITIES FUND		INVESCO V.I. CORE EQUITY FUND
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$18,772	$13,739	$6,188	$6,336	$(1,084)	$(2,053)
Net realized gain (loss) on investments	(1,744)	(55,981)	(1,167)	3,350	16,773	22,859
Change in net unrealized appreciation (depreciation) on investments	(15,860)	82,966	4,813	(6,006)	26,858	12,600

Increase (decrease) in net assets resulting from operations	1,168	40,724	9,834	3,680	42,547	33,406

CONTRACT TRANSACTIONS:
Purchase payments received	1,144,758	459,859	330,499	44,939		2,201
Transfers for contract benefits and terminations	(47,446)	(50,687)	(11,589)	(24,225)	(21,635)	(19,333)
Net transfers	220,367	115,219	261,781	92,312		9,036
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,317,679	524,391	580,691	113,026	(21,635)	(8,096)

Total increase (decrease) in net assets	1,318,847	565,115	590,525	116,706	20,912	25,310

NET ASSETS:
Beginning of period	1,521,167	956,052	428,634	311,928	381,787	356,477

End of period	$2,840,014	$1,521,167	$1,019,159	$428,634	$402,699	$381,787

CHANGES IN UNITS OUTSTANDING:
Units issued	145,284	103,124	66,649	32,812		2,049
Units redeemed	(12,216)	(48,341)	(10,048)	(22,011)	(1,832)	(1,842)

Net increase (decrease)	133,068	54,783	56,601	10,801	(1,832)	207

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	INVESCO V.I. GLOBAL REAL ESTATE FUND		INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,233	$3,259	$15,341	$6,323	$6,529	$5,533
Net realized gain (loss) on investments	10,583	3,829	126,753	65,800	31,562	(3,282)
Change in net unrealized appreciation (depreciation) on investments	43,879	(8,820)	202,535	214,304	181,561	(10,565)

Increase (decrease) in net assets resulting from operations	70,695	(1,732)	344,629	286,427	219,652	(8,314)

CONTRACT TRANSACTIONS:
Purchase payments received	506,753	164,356	1,511,317	631,120	702,495	151,643
Transfers for contract benefits and terminations	(16,433)	(16,262)	(44,754)	(142,565)	(7,068)	(35,523)
Net transfers	(150,731)	545	(420,323)	119,398	(170,721)	98,669
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	339,589	148,639	1,046,240	607,953	524,706	214,789

Total increase (decrease) in net assets	410,284	146,907	1,390,869	894,380	744,358	206,475

NET ASSETS:
Beginning of period	458,492	311,585	2,189,418	1,295,038	853,307	646,832

End of period	$868,776	$458,492	$3,580,287	$2,189,418	$1,597,665	$853,307

CHANGES IN UNITS OUTSTANDING:
Units issued	55,024	20,702	163,242	85,461	82,155	28,719
Units redeemed	(19,602)	(6,518)	(52,146)	(28,756)	(24,765)	(7,734)

Net increase (decrease)	35,422	14,184	111,096	56,705	57,390	20,985

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP ENERGY FUND		JANUS HENDERSON VIT BALANCED PORTFOLIO
	2017	2016	2017	2016	2017	2016
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,494)	$(433)	$1,236	$(544)	$80,593	$54,033
Net realized gain (loss) on investments	13,609	1,645	(13,428)	15,892	113,232	22,005
Change in net unrealized appreciation (depreciation) on investments	19,495	5,589	(5,266)	29,396	1,328,770	79,523

Increase (decrease) in net assets resulting from operations	30,610	6,801	(17,458)	44,744	1,522,595	155,561

CONTRACT TRANSACTIONS:
Purchase payments received	32,584	111,063	603,927	371,117	7,544,801	2,256,107
Transfers for contract benefits and terminations	(7,000)	(10,780)	(7,151)		(315,585)	(121,223)
Net transfers	87,424	(3,782)	(72,524)	63,071	3,101,890	(247,949)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	113,008	96,501	524,252	434,188	10,331,106	1,886,935

Total increase (decrease) in net assets	143,618	103,302	506,794	478,932	11,853,701	2,042,496

NET ASSETS:
Beginning of period	142,947	39,645	478,932	0	4,019,657	1,977,161

End of period	$286,565	$142,947	$985,726	$478,932	$15,873,358	$4,019,657

CHANGES IN UNITS OUTSTANDING:
Units issued	12,101	15,117	82,316	47,885	1,019,574	249,286
Units redeemed	(2,275)	(4,967)	(26,744)	(7,786)	(86,420)	(75,291)

Net increase (decrease)	9,826	10,150	55,572	40,099	933,154	173,995

(1) For the period May 11, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO		JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,875)	$(3,014)	$45,953	$42,822	$366	$1,892
Net realized gain (loss) on investments	192,772	66,862	(11,455)	43	(1,722)	42,709
Change in net unrealized appreciation (depreciation) on investments	424,006	15,122	32,666	(28,178)	35,402	14,019

Increase (decrease) in net assets resulting from operations	612,903	78,970	67,164	14,687	34,046	58,620

CONTRACT TRANSACTIONS:
Purchase payments received	1,705,704	471,729	508,657	279,484
Transfers for contract benefits and terminations	(40,949)	(8,056)	(19,129)	(53,813)	(25,297)	(21,330)
Net transfers	501,660	762,987	(829,836)	856,873	(167,729)	(7,232)
Contract charges			1
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	2,166,415	1,226,660	(340,307)	1,082,544	(193,026)	(28,562)

Total increase (decrease) in net assets	2,779,318	1,305,630	(273,143)	1,097,231	(158,980)	30,058

NET ASSETS:
Beginning of period	1,405,167	99,537	2,134,705	1,037,474	361,081	331,023

End of period	$4,184,485	$1,405,167	$1,861,562	$2,134,705	$202,101	$361,081

CHANGES IN UNITS OUTSTANDING:
Units issued	192,898	151,122	84,240	108,795
Units redeemed	(11,973)	(31,626)	(106,300)	(11,191)	(10,899)	(1,830)

Net increase (decrease)	180,925	119,496	(22,060)	97,604	(10,899)	(1,830)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
	2017	2016	2017	2016	2017	2017
					(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$433	$4,179	$1,204	$8,461	$112	$4,639
Net realized gain (loss) on investments	(3,150)	(219)	(24,405)	(7,058)	473	966
Change in net unrealized appreciation (depreciation) on investments	40,062	(15,039)	68,349	(18,393)	(329)	(1,170)

Increase (decrease) in net assets resulting from operations	37,345	(11,079)	45,148	(16,990)	256	4,435

CONTRACT TRANSACTIONS:
Purchase payments received	2,001	2,000			12,686	142,236
Transfers for contract benefits and terminations	(4,983)	(6,434)	(2,590)	(21,241)
Net transfers	4,435		(91,090)	(4,041)		8,705
Contract charges	14	(2)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,467	(4,436)	(93,680)	(25,282)	12,686	150,941

Total increase (decrease) in net assets	38,812	(15,515)	(48,532)	(42,272)	12,942	155,376

NET ASSETS:
Beginning of period	126,774	142,289	179,681	221,953	0	0

End of period	$165,586	$126,774	$131,149	$179,681	$12,942	$155,376

CHANGES IN UNITS OUTSTANDING:
Units issued	527	118	479		1,188	14,600
Units redeemed	(455)	(378)	(8,832)	(2,812)

Net increase (decrease)	72	(260)	(8,353)	(2,812)	1,188	14,600

(1) For the period October 17, 2017 to December 31, 2017. (2) For the period May 26, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO		LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
	2017	2016	2016	2017	2016
	(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(489)	$(82)	$(1)	$(3,852)	$(1,116)
Net realized gain (loss) on investments	9,945	4,617	(405)	4,261	(20,937)
Change in net unrealized appreciation (depreciation) on investments	(3,904)	3,426	375	85,442	24,908

Increase (decrease) in net assets resulting from operations	5,552	7,961	(31)	85,851	2,855

CONTRACT TRANSACTIONS:
Purchase payments received	67,169	55,193		139,239	132,199
Transfers for contract benefits and terminations			(1,956)	(2,677)
Net transfers	(170,491)	17,735		7,408	(99,751)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(103,322)	72,928	(1,956)	143,970	32,448

Total increase (decrease) in net assets	(97,770)	80,889	(1,987)	229,821	35,303

NET ASSETS:
Beginning of period	97,770	16,881	1,987	202,326	167,023

End of period	$0	$97,770	$0	$432,147	$202,326

CHANGES IN UNITS OUTSTANDING:
Units issued	6,440	8,277		19,696	20,707
Units redeemed	(16,032)	(525)	(127)	(2,677)	(13,081)

Net increase (decrease)	(9,592)	7,752	(127)	17,019	7,626

(1) For the period January 1, 2017 to May 22, 2017. (2) For the period January 1, 2016 to July 5, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS
	MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO		MFS VIT II TECHNOLOGY PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	MORGAN STANLEY VIF MID CAP GROWTH PORTFOLIO
	2017	2016	2017	2016	2017	2017
		(1)		(2)	(3)	(4)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,075	$(250)	$(16,274)	$(424)	$(65)	$(28)
Net realized gain (loss) on investments	19,719	1	131,928	394	6,303	3
Change in net unrealized appreciation (depreciation) on investments	92,882	2,122	290,227	(4,942)	728	2,567

Increase (decrease) in net assets resulting from operations	115,676	1,873	405,881	(4,972)	6,966	2,542

CONTRACT TRANSACTIONS:
Purchase payments received	578,072	73,468	2,044,399	155,046	80,572	(1)
Transfers for contract benefits and terminations	(50,078)		(31,338)	(1,088)
Net transfers	365,795	997	1,466,700	230,497	37,393	15,675
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	893,789	74,465	3,479,761	384,455	117,965	15,674

Total increase (decrease) in net assets	1,009,465	76,338	3,885,642	379,483	124,931	18,216

NET ASSETS:
Beginning of period	76,338	0	379,483	0	0	0

End of period	$1,085,803	$76,338	$4,265,125	$379,483	$124,931	$18,216

CHANGES IN UNITS OUTSTANDING:
Units issued	85,480	7,266	315,716	40,158	11,556	1,036
Units redeemed	(5,680)		(58,558)	(5,333)	(162)

Net increase (decrease)	79,800	7,266	257,158	34,825	11,394	1,036

(1) For the period August 30, 2016 to December 31, 2016.

(2) For the period July 29, 2016 to December 31, 2016.

(3) For the period May 22, 2017 to December 31, 2017.

(4) For the period May 3, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO		NVIT DEVELOPING MARKETS FUND	NVIT EMERGING MARKETS FUND		OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
	2017	2016	2016	2017	2016	2017
			(1)		(2)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(459)	$774	$1,866	$(681)	$335	$(720)
Net realized gain (loss) on investments	51,708	17,222	(89,876)	4,858	75	1,080
Change in net unrealized appreciation (depreciation) on investments	29,399	25,386	101,540	42,396	(5,081)	13,100

Increase (decrease) in net assets resulting from operations	80,648	43,382	13,530	46,573	(4,671)	13,460

CONTRACT TRANSACTIONS:
Purchase payments received	31,236	5,637	6			331,072
Transfers for contract benefits and terminations	0	(6,659)	(9,125)	(16,496)	(18,998)	(379)
Net transfers	(247,053)	25,592	(154,665)	1,584	144,179	34,313
Contract charges				(5)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(215,817)	24,570	(163,784)	(14,917)	125,181	365,006

Total increase (decrease) in net assets	(135,169)	67,952	(150,254)	31,656	120,510	378,466

NET ASSETS:
Beginning of period	521,352	453,400	150,254	120,510	0	0

End of period	$386,183	$521,352	$0	$152,166	$120,510	$378,466

CHANGES IN UNITS OUTSTANDING:
Units issued	4,746	3,106		1,479	14,436	35,655
Units redeemed	(14,495)	(1,656)	(8,433)	(2,640)	(1,907)	(1,746)

Net increase (decrease)	(9,749)	1,450	(8,433)	(1,161)	12,529	33,909

(1) For the period January 1, 2016 to August 8, 2016. (2) For the period August 8, 2016 to December 31, 2016. (3) For the period June 13, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA		OPPENHEIMER TOTAL RETURN BOND FUND/VA	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
	2017	2016	2017	2017	2016
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,181)	$(646)	$(544)	$42,049	$822
Net realized gain (loss) on investments	80,250	(2,463)	7	(11,884)	(12,530)
Change in net unrealized appreciation (depreciation) on investments	49,231	41,526	1,249	(19,766)	34,711

Increase (decrease) in net assets resulting from operations	127,300	38,417	712	10,399	23,003

CONTRACT TRANSACTIONS:
Purchase payments received	1,226,957	108,716	4,359	199,300	99,482
Transfers for contract benefits and terminations	(15,919)	(3,604)		(9,388)	(5,300)
Net transfers	(100,769)	80,968	196,816	(14,670)	69,667
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,110,269	186,080	201,175	175,242	163,849

Total increase (decrease) in net assets	1,237,569	224,497	201,887	185,641	186,852

NET ASSETS:
Beginning of period	380,765	156,268	0	314,425	127,573

End of period	$1,618,334	$380,765	$201,887	$500,066	$314,425

CHANGES IN UNITS OUTSTANDING:
Units issued	130,757	20,725	19,859	29,055	31,880
Units redeemed	(27,685)	(3,516)		(9,181)	(9,682)

Net increase (decrease)	103,072	17,209	19,859	19,874	22,198

(1) For the period July 10, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO
	2017	2016	2017	2016	2017	2016
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,227	$825	$9,584	$10,986	$11,656	$6,647
Net realized gain (loss) on investments	(7,888)	(7,217)	(5,686)	(1,524)	(2,121)	(1,385)
Change in net unrealized appreciation (depreciation) on investments	29,483	(7,892)	3,911	1,024	11,480	5,720

Increase (decrease) in net assets resulting from operations	24,822	(14,284)	7,809	10,486	21,015	10,982

CONTRACT TRANSACTIONS:
Purchase payments received	142,068	5,623	669,206	150,394	583,381	352,732
Transfers for contract benefits and terminations	(482)	0	(109,807)	(12,405)	(24,075)	(9,948)
Net transfers	89,370	194,974	72,163	266,291	(103,679)	64,557
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	230,956	200,597	631,562	404,280	455,627	407,341

Total increase (decrease) in net assets	255,778	186,313	639,371	414,766	476,642	418,323

NET ASSETS:
Beginning of period	186,313	0	1,247,630	832,864	636,501	218,178

End of period	$442,091	$186,313	$1,887,001	$1,247,630	$1,113,143	$636,501

CHANGES IN UNITS OUTSTANDING:
Units issued	31,776	33,100	90,056	44,153	78,628	47,649
Units redeemed	(7,722)	(13,243)	(26,041)	(5,042)	(34,114)	(7,023)

Net increase (decrease)	24,054	19,857	64,015	39,111	44,514	40,626

(1) For the period June 14, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PIMCO VIT SHORT TERM PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO		PUTNAM VT ABSOLUTE RETURN 500 FUND
	2017	2016	2017	2016	2017	2016
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,646	$1,997	$57,182	$40,738	$(14,990)	$1,680
Net realized gain (loss) on investments	2,451	2,885	19,051	(28,461)	3,064	(759)
Change in net unrealized appreciation (depreciation) on investments	4,632	(318)	99,045	17,780	80,499	1,709

Increase (decrease) in net assets resulting from operations	17,729	4,564	175,278	30,057	68,573	2,630

CONTRACT TRANSACTIONS:
Purchase payments received	1,580,301	349,049	2,972,419	1,873,093	298,976	605,300
Transfers for contract benefits and terminations	(5,402)		(98,024)	(130,289)	(4,841)
Net transfers	(139,739)	121,166	(5,649)	(89,668)	262,367	10,713
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,435,160	470,215	2,868,746	1,653,136	556,502	616,013

Total increase (decrease) in net assets	1,452,889	474,779	3,044,024	1,683,193	625,075	618,643

NET ASSETS:
Beginning of period	474,779	0	3,726,615	2,043,422	741,856	123,213

End of period	$1,927,668	$474,779	$6,770,639	$3,726,615	$1,366,931	$741,856

CHANGES IN UNITS OUTSTANDING:
Units issued	220,520	79,690	429,495	235,468	72,989	66,707
Units redeemed	(79,249)	(33,062)	(155,512)	(72,253)	(16,050)	(2,760)

Net increase (decrease)	141,271	46,628	273,983	163,215	56,939	63,947

(1) For the period July 19, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND		PUTNAM VT CAPITAL OPPORTUNITIES FUND		PUTNAM VT EQUITY INCOME FUND
	2017	2016	2017	2016	2017
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,126	$2,305	$(660)	$804	$(8,431)
Net realized gain (loss) on investments	(909)	(255)	22,766	2,609	5,138
Change in net unrealized appreciation (depreciation) on investments	1,361	(2,226)	6,119	35,158	157,122

Increase (decrease) in net assets resulting from operations	1,578	(176)	28,225	38,571	153,829

CONTRACT TRANSACTIONS:
Purchase payments received	54,777	38,255	157,755	44,401	42,358
Transfers for contract benefits and terminations	(2,741)	(4,430)	(5,323)	(16,632)	(1,266)
Net transfers	74,011	59,799	53,533	63,457	1,189,781
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	126,047	93,624	205,965	91,226	1,230,873

Total increase (decrease) in net assets	127,625	93,448	234,190	129,797	1,384,702

NET ASSETS:
Beginning of period	146,107	52,659	291,649	161,852	0

End of period	$273,732	$146,107	$525,839	$291,649	$1,384,702

CHANGES IN UNITS OUTSTANDING:
Units issued	18,628	12,197	19,879	11,408	138,728
Units redeemed	(5,933)	(3,057)	(1,367)	(3,400)	(16,164)

Net increase (decrease)	12,695	9,140	18,512	8,008	122,564

	(1) For the period May 15, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL EQUITY FUND		PUTNAM VT GROWTH AND INCOME FUND
	2017	2016	2017	2016	2017	2016
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,872	$3,036	$1,848	$(381)	$17,438	$2,927
Net realized gain (loss) on investments	117,694	27,660	31,458	(2,059)	87,915	13,624
Change in net unrealized appreciation (depreciation) on investments	255,869	(4,216)	121,030	6,792	(69,375)	83,090

Increase (decrease) in net assets resulting from operations	385,435	26,480	154,336	4,352	35,978	99,641

CONTRACT TRANSACTIONS:
Purchase payments received	3,522,697	310,489	408,081	274,529	228,171	356,802
Transfers for contract benefits and terminations	(172,953)	(1,016)	(6,020)	(336)	(585)	(255)
Net transfers	(262,585)	15,454	(23,978)	1,308	(1,010,373)	112,643
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	3,087,159	324,927	378,083	275,501	(782,787)	469,190

Total increase (decrease) in net assets	3,472,594	351,407	532,419	279,853	(746,809)	568,831

NET ASSETS:
Beginning of period	736,483	385,076	348,795	68,942	746,809	177,978

End of period	$4,209,077	$736,483	$881,214	$348,795	$0	$746,809

CHANGES IN UNITS OUTSTANDING:
Units issued	347,434	32,870	76,899	32,781	22,914	52,922
Units redeemed	(53,634)	(103)	(38,867)	(2,003)	(95,326)	(46)

Net increase (decrease)	293,800	32,767	38,032	30,778	(72,412)	52,876

(1) For the period January 1, 2017 to May 15, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PUTNAM VT GROWTH OPPORTUNITIES FUND		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND
	2017	2016	2017	2016	2017	2016
				(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13,510)	$(1,763)	$(13,642)	$(962)	$(1,308)	$(179)
Net realized gain (loss) on investments	30,763	10,033	14,004	14	1,171	9
Change in net unrealized appreciation (depreciation) on investments	318,097	4,568	46,455	875	42,472	(58)

Increase (decrease) in net assets resulting from operations	335,350	12,838	46,817	(73)	42,335	(228)

CONTRACT TRANSACTIONS:
Purchase payments received	985,542	259,205	6,837,336	182,620	206,505	54,574
Transfers for contract benefits and terminations	(25,083)		(6,709)		(3,570)
Net transfers	308,996	262,649	(1,936,465)	5,122	157,929
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,269,455	521,854	4,894,162	187,742	360,864	54,574

Total increase (decrease) in net assets	1,604,805	534,692	4,940,979	187,669	403,199	54,346

NET ASSETS:
Beginning of period	655,480	120,788	187,669	0	54,346	0

End of period	$2,260,285	$655,480	$5,128,648	$187,669	$457,545	$54,346

CHANGES IN UNITS OUTSTANDING:
Units issued	124,026	55,181	682,622	19,126	36,697	6,251
Units redeemed	(15,767)	(3,188)	(201,000)		(872)

Net increase (decrease)	108,259	51,993	481,622	19,126	35,825	6,251

(1) For the period September 12, 2016 to December 31, 2016.

(2) For the period June 17, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL GROWTH FUND		PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT INVESTORS FUND
	2017	2016	2017	2016	2017	2016
			(1)	(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$372	$407	$(85)	$(6)	$(73)	$(30)
Net realized gain (loss) on investments	(692)	(4,838)	41	(585)	2,333	84
Change in net unrealized appreciation (depreciation) on investments	39,212	(5,184)	4,979		6,398	1,697

Increase (decrease) in net assets resulting from operations	38,892	(9,615)	4,935	(591)	8,658	1,751

CONTRACT TRANSACTIONS:
Purchase payments received		34,664	23,551		25,970	22,897
Transfers for contract benefits and terminations		(1,677)	(99)
Net transfers	31	(28,815)	43,898	591	4,626
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	31	4,172	67,350	591	30,596	22,897

Total increase (decrease) in net assets	38,923	(5,443)	72,285	0	39,254	24,648

NET ASSETS:
Beginning of period	114,709	120,152	0	0	24,648	0

End of period	$153,632	$114,709	$72,285	$0	$63,902	$24,648

CHANGES IN UNITS OUTSTANDING:
Units issued	1,314	5,274	5,923	4,606	3,900	2,379
Units redeemed	(1,315)	(3,583)	(8)	(4,606)	(1,162)

Net increase (decrease)	(1)	1,691	5,915	0	2,738	2,379

(1) For the period March 3, 2017 to December 31, 2017.

(2) For the period August 26, 2016 to September 15, 2016.

(3) For the period March 3, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PUTNAM VT RESEARCH FUND		PUTNAM VT SMALL CAP VALUE FUND		PUTNAM VT VOYAGER FUND
	2017	2016	2017	2016	2016
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(357)	$188	$(2,184)	$(24)	$1,569
Net realized gain (loss) on investments	294	(3)	7,264	870	(18,058)
Change in net unrealized appreciation (depreciation) on investments	12,021	2,088	24,102	2,935	24,690

Increase (decrease) in net assets resulting from operations	11,958	2,273	29,182	3,781	8,201

CONTRACT TRANSACTIONS:
Purchase payments received	59,536	2,008	503,900	8,474	62,002
Transfers for contract benefits and terminations			(7,107)	0	(3,760)
Net transfers	15,765		(37,829)	75,475	(279,825)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	75,301	2,008	458,964	83,949	(221,583)

Total increase (decrease) in net assets	87,259	4,281	488,146	87,730	(213,382)

NET ASSETS:
Beginning of period	26,706	22,425	90,373	2,643	213,382

End of period	$113,965	$26,706	$578,519	$90,373	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	6,668	214	56,534	8,598	7,575
Units redeemed	(95)		(16,955)	(1,240)	(22,754)

Net increase (decrease)	6,573	214	39,579	7,358	(15,179)

	(1) For the period January 1, 2016 to November 21, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		UNIVERSAL INSTITUTIONAL FUNDS MID CAP GROWTH PORTFOLIO
	2017	2016	2017	2016	2016
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(93,374)	$(19,789)	$(19,304)	$(3,827)	$(35)
Net realized gain (loss) on investments	390,077	(11,491)	204,397	(15,904)	(9,505)
Change in net unrealized appreciation (depreciation) on investments	2,955,892	165,238	262,254	(101,111)	9,166

Increase (decrease) in net assets resulting from operations	3,252,595	133,958	447,347	(120,842)	(374)

CONTRACT TRANSACTIONS:
Purchase payments received	9,632,036	2,402,752	2,343,032	294,618
Transfers for contract benefits and terminations	(323,593)	(133,179)	(42,460)	(55,243)	(1,573)
Net transfers	2,362,234	765,563	980,798	(153,014)	(20,187)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	11,670,677	3,035,136	3,281,370	86,361	(21,760)

Total increase (decrease) in net assets	14,923,272	3,169,094	3,728,717	(34,481)	(22,134)

NET ASSETS:
Beginning of period	5,563,534	2,394,440	1,034,922	1,069,403	22,134

End of period	$20,486,806	$5,563,534	$4,763,639	$1,034,922	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	1,059,364	388,101	295,972	42,683
Units redeemed	(102,372)	(105,537)	(15,901)	(23,497)	(1,582)

Net increase (decrease)	956,992	282,564	280,071	19,186	(1,582)

	(1) For the period January 1, 2016 to November 22, 2016.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	VAN ECK VIP EMERGING MARKETS FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S		VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,693)	$(1,252)	$(4,248)	$(1,295)	$(1,084)	$(632)
Net realized gain (loss) on investments	571	(5,059)	(9,639)	(3,592)	(10,234)	(4,571)
Change in net unrealized appreciation (depreciation) on investments	93,251	4,165	6,407	71,255	4,946	25,481

Increase (decrease) in net assets resulting from operations	91,129	(2,146)	(7,480)	66,368	(6,372)	20,278

CONTRACT TRANSACTIONS:
Purchase payments received			391,174	313,875		1,324
Transfers for contract benefits and terminations	(14,537)	(8,695)	(2,086)	(1,510)	(3,791)	(10,854)
Net transfers	101,661	6,252	(132,534)	17,527	4,963	21,168
Contract charges	(1)	(7)			(3)	(4)

Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	87,123	(2,450)	256,554	329,892	1,169	11,634

Total increase (decrease) in net assets	178,252	(4,596)	249,074	396,260	(5,203)	31,912

NET ASSETS:
Beginning of period	135,647	140,243	466,117	69,857	78,537	46,625

End of period	$313,899	$135,647	$715,191	$466,117	$73,334	$78,537

CHANGES IN UNITS OUTSTANDING:
Units issued	4,973	609	73,053	96,487	1,337	681
Units redeemed	(2,086)	(736)	(43,139)	(55,358)	(1,388)	(383)

Net increase (decrease)	2,887	(127)	29,914	41,129	(51)	298

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2017

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-2 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It was established to receive and invest premium payments under individual variable annuity policies issued by the Company. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2017, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the series annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2017 were as follows:

Investment Division	Purchases	Sales
Alger Capital Appreciation Portfolio	$126,145	$350,421
Alger Large Cap Growth Portfolio	128,577	161,116
Alger Mid Cap Growth Portfolio	69,347	306,604
Alger Small Cap Growth Portfolio	10,496	230,518
Alger SMid Cap Growth Portfolio	17,720	21,395
ALPS Alerian Energy Infrastructure Portfolio	664,068	256,048
ALPS Red Rocks Listed Private Equity Portfolio	1,035,805	55,421
American Century Investments VP Inflation Protection Fund	624,968	98,799
American Century Investments VP Mid Cap Value Fund	3,376,440	529,107
American Century Investments VP Value Fund	5,120,869	862,812
American Funds IS Global Growth and Income Fund	1,975,040	51,744
American Funds IS International Fund	2,600,562	380,529
American Funds IS New World Fund	1,573,311	176,219
BlackRock Global Allocation VI Fund	5,547,237	685,303
BlackRock High Yield VI Fund	3,856,132	466,088
Clearbridge Variable Large Cap Growth Portfolio	1,271,380	107,015
Clearbridge Variable Mid Cap Portfolio	152,202	7,435
Clearbridge Variable Small Cap Growth Portfolio	866,931	321,436
Columbia Variable Portfolio - Select Smaller-Cap Value Fund	2,172	173,766
Columbia Variable Portfolio - Seligman Global Technology Fund Class 1	1,210,573	600,338
Columbia Variable Portfolio - Seligman Global Technology Fund Class 2	67,324	11,968
Columbia Variable Portfolio - Small Cap Value Fund	18,042	139,175
Delaware VIP Emerging Markets Series	2,273,905	978,214
Delaware VIP International Value Equity Series	631,461	336,811
Delaware VIP REIT Series	1,957,881	934,513
Delaware VIP Small Cap Value Series	1,395,415	412,140
Deutsche Capital Growth VIP	988,779	307,127
Deutsche CROCI® U.S. VIP	1,268	34,542
Deutsche Global Small Cap VIP	10,280	428
Deutsche Small Mid Cap Value VIP	5,607	22,032
Dimensional VA International Small Portfolio	19,698	2
Dimensional VA US Large Value Portfolio	141,082	1,935
Dreyfus IP Technology Growth Portfolio	63,237	111,201
Dreyfus Socially Responsible Growth Fund, Inc	37,814	34,596
Dreyfus VIF Appreciation Portfolio - Initial Shares	43,932	13,365
Dreyfus VIF Appreciation Portfolio - Service Shares	63,505	19,725
Dreyfus VIF Growth and Income Portfolio	22,086	32,489
Dreyfus VIF International Value Portfolio	662	23,035
Eaton Vance VT Floating-Rate Income Fund	4,774,849	1,207,160
Federated High Income Bond Fund II	199,949	6,722
Fidelity VIP Asset Manager Portfolio	185,311	97,749
Fidelity VIP Balanced Portfolio	7,392,668	108,195
Fidelity VIP Contrafund Portfolio	76,102	171,086

Investment Division	Purchases	Sales
Fidelity VIP Government Money Market Portfolio	$150,011	$330,145
Fidelity VIP Growth Opportunities Portfolio	65,237	64,087
Fidelity VIP Growth Portfolio	210,809	178,530
Fidelity VIP High Income Portfolio	16,376	43,658
Fidelity VIP Index 500 Portfolio	51,041	116,682
Fidelity VIP International Capital Appreciation Portfolio	451,524	11,221
Fidelity VIP Investment Grade Bond Portfolio	38,526	34,751
Fidelity VIP Overseas Portfolio	3,336	57,787
First Trust/Dow Jones Dividend & Income Allocation Portfolio	908,735	46,122
Franklin Income VIP Fund	5,228,653	1,273,605
Goldman Sachs VIT Large Cap Value Fund	40,023	27,233
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	322,708	39,854
Goldman Sachs VIT Strategic Growth Fund	18,265	80,295
Goldman Sachs VIT Strategic Income Fund	375,242	47,198
Goldman Sachs VIT US Equity Insights Fund Institutional Class	49,197	5,040
Goldman Sachs VIT US Equity Insights Fund Service Class	1,111,815	76,092
Great-West Aggressive Profile Fund	4,890,204	87,289
Great-West Aggressive Profile I Fund	366,438	2,133,273
Great-West Ariel Mid Cap Value Fund	399,021	153,561
Great-West Bond Index Fund	8,298,679	626,311
Great-West Conservative Profile Fund Class L	2,903,388	153,636
Great-West Conservative Profile Fund Investor Class	11,132,872	658,085
Great-West Conservative Profile I Fund	4,732,726	9,986,114
Great-West Core Bond Fund	1,916,532	906,455
Great-West Goldman Sachs Mid Cap Value Fund	1,304,887	214,676
Great-West Government Money Market Fund	45,263,575	41,611,792
Great-West International Index Fund	4,163,512	286,463
Great-West Invesco Small Cap Value Fund	349,723	152,957
Great-West Lifetime 2015 Fund	878,736	162,292
Great-West Lifetime 2020 Fund	1,883,540	172,260
Great-West Lifetime 2025 Fund	3,066,571	126,526
Great-West Lifetime 2030 Fund	926,552	5,288
Great-West Lifetime 2035 Fund	598,098	208,578
Great-West Lifetime 2040 Fund	289,960	155,121
Great-West Lifetime 2045 Fund	124,983	65,513
Great-West Lifetime 2050 Fund	67,810	10,522
Great-West Lifetime 2055 Fund	266,535	3,797
Great-West Loomis Sayles Bond Fund	3,651,512	191,468
Great-West Loomis Sayles Small Cap Value Fund	837,748	243,298
Great-West MFS International Growth Fund	958,651	52,207
Great-West MFS International Value Fund	1,937,297	773,901
Great-West Moderate Profile Fund Class L	38,338,225	581,939
Great-West Moderate Profile Fund Investor Class	73,703,099	1,908,917
Great-West Moderate Profile I Fund	25,389,211	61,441,940
Great-West Moderately Aggressive Profile Fund	12,994,593	102,069
Great-West Moderately Aggressive Profile I Fund	1,057,563	11,441,570
Great-West Moderately Conservative Profile Fund Class L	5,403,030	198,720
Great-West Moderately Conservative Profile Fund Investor Class	19,178,195	371,561
Great-West Moderately Conservative Profile I Fund	8,883,061	16,030,791
Great-West Multi-Manager Large Cap Growth Fund	965,800	132,964
Great-West Multi-Manager Small Cap Growth Fund	241,785	23,046

Investment Division	Purchases	Sales
Great-West Putnam Equity Income Fund	$1,702,538	$429,470
Great-West Putnam High Yield Bond Fund	687,693	241,453
Great-West Real Estate Index Fund	2,087,653	1,038,611
Great-West S&P 500® Index Fund	28,453,057	2,464,245
Great-West S&P Mid Cap 400® Index Fund	9,609,807	970,641
Great-West S&P Small Cap 600® Index Fund	11,368,279	1,129,566
Great-West SecureFoundation® Balanced Fund	78,642,267	5,507,827
Great-West Short Duration Bond Fund	3,644,231	1,076,426
Great-West Stock Index Fund	1,793,530	3,618,742
Great-West T. Rowe Price Mid Cap Growth Fund	4,229,828	512,420
Great-West Templeton Global Bond Fund	1,485,716	145,233
Great-West U.S. Government Securities Fund	696,036	109,125
Invesco V.I. Core Equity Fund	23,603	25,869
Invesco V.I. Global Real Estate Fund	598,166	230,288
Invesco V.I. Growth & Income Fund	2,039,229	865,594
Invesco V.I. International Growth Fund	868,402	337,087
Invesco V.I. Small Cap Equity Fund	156,026	32,804
Ivy VIP Energy Fund	799,138	273,602
Janus Henderson VIT Balanced Portfolio	11,402,913	970,349
Janus Henderson VIT Enterprise Portfolio	2,494,596	161,364
Janus Henderson VIT Flexible Bond Portfolio	953,029	1,247,358
Janus Henderson VIT Mid Cap Value Portfolio	10,435	194,120
Janus Henderson VIT Overseas Portfolio Institutional Shares	12,955	11,050
Janus Henderson VIT Overseas Portfolio Service Shares	7,206	99,682
JPMorgan Insurance Trust Global Allocation Portfolio	13,302	30
JPMorgan Insurance Trust Income Builder Portfolio	157,115	572
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	67,169	170,987
Lord Abbett Series Developing Growth Portfolio	172,058	31,918
MFS VIT II Blended Research Core Equity Portfolio	983,116	69,279
MFS VIT II Technology Portfolio	4,255,279	749,156
MFS VIT III Blended Research Small Cap Equity Portfolio	126,411	2,163
Morgan Stanley VIF Mid Cap Growth Portfolio	15,675	29
Neuberger Berman AMT Socially Responsive Portfolio	83,772	287,050
NVIT Emerging Markets Fund	17,275	32,870
Oppenheimer International Growth Fund/VA	384,045	19,727
Oppenheimer Main Street Small Cap Fund/VA	1,491,176	325,450
Oppenheimer Total Return Bond Fund/VA	201,175	524
PIMCO VIT Commodity RealReturn Strategy Portfolio	286,066	68,760
PIMCO VIT Long Term US Government Portfolio	312,277	78,063
PIMCO VIT Low Duration Portfolio	912,662	271,458
PIMCO VIT Real Return Portfolio	814,447	347,130
PIMCO VIT Short Term Portfolio	2,206,419	760,475
PIMCO VIT Total Return Portfolio	4,424,948	1,498,811
Putnam VT Absolute Return 500 Fund	714,594	173,020
Putnam VT American Government Income Fund	190,223	63,043
Putnam VT Capital Opportunities Fund	252,722	24,423
Putnam VT Equity Income Fund	1,397,746	175,185
Putnam VT Global Asset Allocation Fund	3,798,281	583,111
Putnam VT Global Equity Fund	834,118	454,135
Putnam VT Growth and Income Fund	383,897	1,032,031
Putnam VT Growth Opportunities Fund	1,461,805	194,158

Investment Division	Purchases	Sales
Putnam VT Income Fund	$6,700,605	$1,819,601
Putnam VT International Equity Fund	371,192	11,596
Putnam VT International Growth Fund	19,688	19,283
Putnam VT International Value Fund	67,689	418
Putnam VT Investors Fund	43,954	12,022
Putnam VT Research Fund	76,616	1,663
Putnam VT Small Cap Value Fund	669,879	202,629
T. Rowe Price Blue Chip Growth Portfolio	12,603,821	788,383
T. Rowe Price Health Sciences Portfolio	3,663,183	210,157
Van Eck VIP Emerging Markets Fund	155,475	71,024
Van Eck VIP Global Hard Assets Fund Class S	613,063	360,747
Van Eck VIP Global Hard Assets Fund Initial Class	50,309	50,224

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Varifund contract, an annual maintenance charge of $30 on accounts under $75,000, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract charges in the accompanying Statement of Changes in Net Assets of the applicable Investment Divisions, is waived on certain contracts.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Surrenders

The Company deducts from each participant’s account in the Varifund contract, a maximum fee of 6%, in the Varifund Plus contract, a maximum fee of 8% and in the SmartTrack II and SmartTrack II-5 Year contract, a maximum fee of 7% of an amount withdrawn that is deemed to be premium in excess of the free withdrawal amount. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $25 in the Varifund and Varifund Plus contracts for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions and may be waived under certain circumstances.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Varifund/Varifund Plus contracts equal to an effective annual rate of 1.25% to 1.40%, depending on the contract; a daily charge from the unit value of each Investment Division of the SmartTrack II-5 Year contract equal to an effective annual rate of 1.20%; a daily charge from the unit value of each Investment Division of the SmartTrack contract equal to an effective annual rate of 0.25% or 0.45%; and a daily charge from the unit value of each Investment Division of the SmartTrack Advisor contract equal to an effective rate of 0.20% to 0.40% and a daily charge from the unit value of each Investment Division of the SmartTrack II contract equal to an effective annual rate of 1.00% or 1.20%, depending on if the death benefit option is chosen. In addition, an effective annual rate of 0.15% of each Investment Division is deducted as daily administration fees for Varifund/Varifund Plus contracts. These charges are recorded as Mortality and expense risk and Administrative charges, respectively, on the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in SmartTrack and SmartTrack II annuity contracts and a quarterly charge equal to a maximum annual rate to 2.25% from the covered value in SmartTrack II-5 Year and SmartTrack Advisor annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 1.00% for SmartTrack contracts; 0.65% to 0.90% for SmartTrack II contracts, depending on the type of rider selected; and 0.65% to 1.30% for SmartTrack II-5 Year contracts, depending on the type of rider selected and 0.90% to 1.30% for SmartTrack Advisor contracts, depending on the type of rider selected. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

Fund Facilitation Fee

The Company deducts from certain Investment Division assets in the SmartTrack Advisor and SmartTrack II-5 Year contracts, a daily charge equal to an effective annual rate of 0.35% for fund facilitation. These fees are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisons that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)

ALGER CAPITAL APPRECIATION PORTFOLIO
2017	14	$126.91	to	$131.37	$1,751	0.15%	1.25%	to	1.40%	29.27%	to	29.46%
2016	16	$98.18	to	$101.47	$1,613	0.18%	1.25%	to	1.40%	(0.89)%	to	(0.74)%
2015	19	$99.06	to	$102.23	$1,919	0.08%	1.25%	to	1.40%	4.71%	to	4.87%
2014	24	$94.60	to	$97.48	$2,228	0.09%	1.25%	to	1.40%	12.17%	to	12.34%
2013	27	$84.34	to	$86.77	$2,262	0.35%	1.25%	to	1.40%	33.32%	to	33.51%
ALGER LARGE CAP GROWTH PORTFOLIO
2017	9	$121.26	to	$132.17	$1,143	0.00%	1.25%	to	1.55%	26.50%	to	26.87%
2016	10	$95.86	to	$104.17	$1,005	0.00%	1.25%	to	1.55%	(2.35)%	to	(2.06)%
2015	12	$98.17	to	$106.36	$1,229	0.00%	1.25%	to	1.55%	0.15%	to	0.45%
2014	15	$98.02	to	$105.88	$1,480	0.16%	1.25%	to	1.55%	9.28%	to	9.61%
2013	16	$89.70	to	$96.60	$1,458	0.77%	1.25%	to	1.55%	33.01%	to	33.41%
ALGER MID CAP GROWTH PORTFOLIO
2017	29	$89.87	to	$93.27	$2,659	0.00%	1.25%	to	1.40%	27.99%	to	28.18%
2016	32	$70.22	to	$72.76	$2,307	0.00%	1.25%	to	1.40%	(0.43)%	to	(0.28)%
2015	36	$70.52	to	$72.96	$2,543	0.00%	1.25%	to	1.40%	(2.93)%	to	(2.79)%
2014	37	$72.65	to	$75.06	$2,720	0.00%	1.25%	to	1.40%	6.51%	to	6.68%
2013	42	$68.21	to	$70.36	$2,865	0.33%	1.25%	to	1.40%	33.96%	to	34.15%
ALGER SMALL CAP GROWTH PORTFOLIO
2017	14	$110.05	to	$19.63	$386	0.00%	0.25%	to	1.40%	26.95%	to	28.41%
2016	25	$86.69	to	$15.29	$491	0.00%	0.25%	to	1.40%	4.77%	to	5.97%
2015	31	$82.75	to	$14.43	$579	0.00%	0.25%	to	1.40%	(4.66)%	to	(3.56)%
2014	21	$86.80	to	$14.96	$515	0.00%	0.25%	to	1.40%	(0.96)%	to	4.91%
2013	89	$87.64	to	$14.93	$1,569	0.00%	0.25%	to	1.40%	32.41%	to	33.90%
ALGER SMID CAP FOCUS PORTFOLIO (Effective date 05/16/2014)
2017	10	$12.49	to	$15.28	$141	0.00%	0.25%	to	1.20%	35.29%	to	36.58%
2016	11	$9.23	to	$11.19	$118	0.00%	0.25%	to	1.20%	2.79%	to	3.77%
2015	15	$8.98	to	$10.78	$152	0.00%	0.25%	to	1.20%	(10.18)%	to	(0.65)%
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO (Effective date 04/22/2016)
2017	60	$11.90	to	$9.90	$703	2.25%	0.20%	to	1.20%	(2.02)%	to	(1.04)%
2016	26	$12.15	to	$12.23	$313	4.17%	0.25%	to	1.20%	21.50%	to	22.30%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO (Effective date 12/31/2014)
2017	117	$11.93	to	$12.47	$1,407	3.86%	0.20%	to	1.20%	23.48%	to	24.71%
2016	33	$9.66	to	$10.00	$323	1.27%	0.25%	to	1.20%	6.68%	to	7.70%
2015	5	$9.05	to	$9.28	$46	0.09%	0.25%	to	1.20%	(9.47)%	to	(7.16)%
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND (Effective date 01/09/2012)
2017	75	$10.16	to	$10.35	$775	2.79%	0.20%	to	1.20%	2.44%	to	3.47%
2016	24	$9.92	to	$10.14	$245	1.67%	0.25%	to	1.20%	3.14%	to	4.13%
2015	13	$9.62	to	$9.74	$123	1.90%	0.25%	to	1.20%	(3.63)%	to	(2.71)%
2014	11	$9.98	to	$10.01	$110	1.66%	0.25%	to	1.20%	2.04%	to	3.09%
2013	6	$9.67	to	$9.71	$54	1.97%	0.25%	to	0.45%	(8.95)%	to	(8.74)%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND (Effective date 01/09/2012)
2017	342	$15.53	to	$11.12	$4,866	1.48%	0.20%	to	1.20%	10.14%	to	11.24%
2016	107	$11.69	to	$20.61	$1,740	1.71%	0.25%	to	1.20%	21.25%	to	22.41%
2015	50	$9.64	to	$16.84	$771	1.50%	0.25%	to	1.20%	(3.59)%	to	(1.82)%
2014	32	$17.05	to	$17.15	$542	1.02%	0.25%	to	0.45%	15.67%	to	15.96%
2013	26	$14.74	to	$14.79	$379	1.17%	0.25%	to	0.45%	29.41%	to	29.51%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
AMERICAN CENTURY INVESTMENTS VP VALUE FUND (Effective date 05/01/2015)
2017	489	$12.11	to	$10.84	$5,896	1.70%	0.20%	to	1.20%	7.28%	to	8.36%
2016	120	$11.14	to	$11.32	$1,349	1.89%	0.25%	to	1.20%	18.85%	to	19.98%
2015	7	$9.37	to	$9.39	$62	0.93%	1.00%	to	1.20%	(6.26)%	to	(6.13)%
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND (Effective date 04/28/2017)
2017	173	$11.38	to	$11.45	$1,971	3.24%	0.20%	to	1.20%	13.78%	to	14.55%
AMERICAN FUNDS IS INTERNATIONAL FUND (Effective date 05/01/2015)
2017	264	$11.76	to	$13.16	$3,117	1.86%	0.20%	to	1.20%	30.33%	to	31.63%
2016	60	$9.02	to	$8.99	$538	1.88%	0.25%	to	1.20%	1.99%	to	2.97%
2015	14	$8.85	to	$8.69	$125	1.55%	1.00%	to	1.20%	(11.52)%	to	(13.12)%
AMERICAN FUNDS IS NEW WORLD FUND (Effective date 04/22/2016)
2017	151	$13.01	to	$12.88	$1,972	1.20%	0.20%	to	1.20%	27.52%	to	28.80%
2016	34	$10.20	to	$10.27	$343	0.91%	0.25%	to	1.20%	2.00%	to	2.66%
BLACKROCK GLOBAL ALLOCATION VI FUND (Effective date 05/16/2014)
2017	709	$10.92	to	$11.35	$7,867	1.65%	0.20%	to	1.20%	12.37%	to	13.48%
2016	260	$9.72	to	$10.31	$2,598	1.90%	0.25%	to	1.20%	2.56%	to	3.54%
2015	100	$9.48	to	$9.96	$979	1.30%	0.25%	to	1.20%	(5.23)%	to	(1.25)%
2014	16	$10.03	to	$10.09	$162	2.11%	0.25%	to	1.20%	0.27%	to	0.87%
BLACKROCK HIGH YIELD VI FUND (Effective date 05/16/2014)
2017	455	$10.99	to	$10.69	$5,013	4.84%	0.20%	to	1.20%	5.83%	to	6.89%
2016	152	$10.38	to	$10.65	$1,594	5.21%	0.25%	to	1.20%	11.48%	to	12.54%
2015	34	$9.31	to	$9.46	$318	4.13%	0.25%	to	1.20%	(6.89)%	to	(4.06)%
2014	15	$9.81	to	$9.86	$150	2.57%	0.25%	to	1.00%	(1.85)%	to	(1.39)%
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO (Effective date 04/28/2017)
2017	103	$11.38	to	$11.44	$1,177	0.31%	0.40%	to	1.20%	13.75%	to	14.36%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO (Effective date 04/28/2017)
2017	13	$10.70	to	$10.75	$144	0.21%	0.40%	to	1.20%	6.97%	to	7.54%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO (Effective date 05/01/2015)
2017	89	$11.89	to	$12.37	$1,056	0.00%	0.20%	to	1.20%	22.44%	to	23.67%
2016	39	$9.71	to	$10.10	$387	0.00%	0.25%	to	1.20%	4.27%	to	5.28%
2015	6	$9.31	to	$9.60	$53	0.00%	0.25%	to	1.20%	(6.89)%	to	(4.05)%
COLUMBIA VARIABLE PORTFOLIO-SELECT SMALLER-CAP VALUE FUND (Effective date 03/11/2011)
2017	24	$18.11	to	$18.11	$438	0.00%	1.40%	to	1.40%	10.52%	to	10.52%
2016	34	$16.39	to	$16.53	$559	0.00%	1.25%	to	1.40%	12.08%	to	12.25%
2015	42	$14.62	to	$14.73	$621	0.00%	1.25%	to	1.40%	(4.65)%	to	(4.51)%
2014	43	$15.34	to	$15.34	$666	0.00%	1.40%	to	1.40%	4.35%	to	4.35%
2013	63	$14.70	to	$14.76	$931	0.00%	1.25%	to	1.40%	46.12%	to	46.28%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
			(a)		(b)						(a)		(b)
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1 (Effective date 03/11/2011)
2017	184		$25.55	to	$25.81	$4,696	0.00%	1.25%	to	1.40%	33.34%	to	33.54%
2016	205		$19.16	to	$19.33	$3,934	0.00%	1.25%	to	1.40%	17.73%	to	17.91%
2015	241		$16.27	to	$16.39	$3,919	0.00%	1.25%	to	1.40%	8.54%	to	8.70%
2014	268		$14.99	to	$15.08	$4,020	0.00%	1.25%	to	1.40%	23.68%	to	23.91%
2013	319		$12.12	to	$12.17	$3,872	0.00%	1.25%	to	1.40%	24.05%	to	24.18%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2
2017	2		$55.55	to	$57.04	$133	0.00%	1.25%	to	1.40%	33.05%	to	33.25%
2016	2		$41.75	to	$42.81	$78	0.00%	1.25%	to	1.40%	17.36%	to	17.54%
2015	3		$35.57	to	$36.42	$107	0.00%	1.25%	to	1.40%	8.29%	to	8.45%
2014	1		$32.85	to	$33.59	$46	0.00%	1.25%	to	1.40%	23.36%	to	23.58%
2013	1		$26.63	to	$26.63	$23	0.00%	1.40%	to	1.40%	23.75%	to	23.75%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (Effective date 01/09/2012)
2017	2		$14.68	to	$21.08	$48	0.21%	0.25%	to	1.00%	12.86%	to	13.70%
2016	9		$13.00	to	$18.54	$162	0.33%	0.25%	to	1.00%	31.42%	to	32.41%
2015	13		$9.90	to	$14.00	$187	0.57%	0.25%	to	1.00%	(7.25)%	to	(6.55)%
2014	14		$14.90	to	$14.98	$202	0.62%	0.25%	to	0.45%	2.62%	to	2.74%
2013	0	*	$14.58	to	$14.58	$2	5.16%	0.25%	to	0.25%	33.76%	to	33.76%
DELAWARE VIP EMERGING MARKETS SERIES (Effective date 01/09/2012)
2017	222		$11.51	to	$13.99	$3,105	0.31%	0.20%	to	1.20%	38.57%	to	39.95%
2016	109		$8.31	to	$10.83	$1,139	0.85%	0.25%	to	1.20%	12.32%	to	13.40%
2015	66		$7.39	to	$9.55	$617	0.57%	0.25%	to	1.20%	(15.79)%	to	(14.99)%
2014	51		$8.80	to	$11.23	$563	0.35%	0.25%	to	1.00%	(9.18)%	to	(8.48)%
2013	19		$12.22	to	$12.27	$236	0.72%	0.25%	to	0.45%	9.30%	to	9.55%
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES (Effective date 04/22/2016)
2017	28		$12.34	to	$12.19	$345	0.42%	0.20%	to	1.20%	20.73%	to	21.94%
2016	2		$10.22	to	$10.22	$25	0.00%	1.20%	to	1.20%	2.22%	to	2.22%
DELAWARE VIP REIT SERIES (Effective date 01/09/2012)
2017	146		$12.94	to	$10.11	$1,644	1.28%	0.20%	to	1.20%	0.06%	to	1.07%
2016	57		$10.84	to	$16.67	$817	0.55%	0.25%	to	1.20%	4.35%	to	5.35%
2015	16		$10.38	to	$15.82	$234	0.87%	0.25%	to	1.20%	3.84%	to	3.26%
2014	11		$12.15	to	$15.32	$157	1.43%	0.25%	to	1.00%	27.89%	to	28.85%
2013	12		$11.85	to	$11.89	$143	0.68%	0.25%	to	0.45%	1.46%	to	1.62%
DELAWARE VIP SMALL CAP VALUE SERIES (Effective date 01/09/2012)
2017	141		$13.14	to	$11.15	$2,000	0.49%	0.20%	to	1.20%	10.43%	to	11.54%
2016	57		$11.90	to	$18.95	$899	0.61%	0.25%	to	1.20%	29.52%	to	30.76%
2015	21		$10.15	to	$14.49	$301	0.47%	0.25%	to	1.00%	(7.39)%	to	(6.70)%
2014	25		$10.96	to	$15.53	$381	0.30%	0.25%	to	1.00%	4.58%	to	5.36%
2013	11		$14.68	to	$14.74	$163	0.39%	0.25%	to	0.45%	32.49%	to	32.79%
DEUTSCHE CAPITAL GROWTH VIP ( Effective date 01/09/2012)
2017	164		$16.34	to	$12.57	$3,480	0.48%	0.20%	to	1.20%	24.46%	to	25.71%
2016	131		$10.02	to	$19.05	$2,345	0.30%	0.25%	to	1.20%	2.76%	to	3.74%
2015	39		$12.77	to	$18.36	$697	0.34%	0.25%	to	1.20%	7.04%	to	8.06%
2014	23		$11.93	to	$16.99	$377	0.24%	0.25%	to	1.20%	11.29%	to	12.37%
2013	4		$15.06	to	$15.12	$59	0.30%	0.25%	to	0.45%	33.63%	to	33.81%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
DEUTSCHE CROCI® U.S. VIP (Effective date 01/09/2012)
2017	8	$12.03	to	$16.62	$117	1.08%	0.25%	to	1.20%	21.01%	to	22.15%
2016	10	$9.95	to	$13.61	$128	0.88%	0.25%	to	1.20%	(5.76)%	to	(4.87)%
2015	19	$10.55	to	$14.31	$266	1.19%	0.25%	to	1.20%	(8.27)%	to	(7.39)%
2014	41	$11.53	to	$15.45	$623	0.86%	0.25%	to	1.00%	9.29%	to	10.12%
2013	13	$14.03	to	$14.03	$178	0.45%	0.25%	to	0.25%	30.15%	to	30.15%
DEUTSCHE GLOBAL SMALL CAP VIP (Effective date 01/09/2012)
2017	2	$10.94	to	$17.60	$34	0.00%	0.25%	to	1.20%	18.19%	to	19.30%
2016	2	$9.26	to	$14.75	$22	0.12%	0.25%	to	1.20%	0.12%	to	1.08%
2015	3	$9.85	to	$14.59	$37	0.62%	0.25%	to	1.00%	(0.15)%	to	0.61%
2014	3	$9.86	to	$14.50	$38	0.71%	0.25%	to	1.00%	(5.28)%	to	(4.61)%
2013	2	$15.20	to	$15.20	$27	0.40%	0.25%	to	0.25%	35.35%	to	35.35%
DEUTSCHE SMALL MID CAP VALUE VIP (Effective date 01/09/2012)
2017	12	$13.61	to	$19.31	$238	0.35%	0.25%	to	1.00%	9.04%	to	9.86%
2016	14	$12.48	to	$17.57	$238	0.23%	0.25%	to	1.00%	15.31%	to	16.18%
2015	14	$10.82	to	$15.13	$206	0.00%	0.25%	to	1.00%	(3.19)%	to	(2.46)%
2014	14	$15.42	to	$15.51	$218	0.32%	0.25%	to	0.45%	4.68%	to	4.87%
2013	7	$14.73	to	$14.79	$99	0.20%	0.25%	to	0.45%	34.03%	to	34.33%
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO (Effective date 09/29/2017)
2017	2	$10.45	to	$10.45	$20	2.73%	0.55%	to	0.55%	4.54%	to	4.54%
DIMENSIONAL VA US LARGE VALUE PORTFOLIO (Effective date 09/29/2017)
2017	13	$10.75	to	$10.75	$140	1.77%	0.75%	to	0.75%	7.55%	to	7.55%
DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO (Effective date 01/09/2012)
2017	20	$14.35	to	$24.75	$461	0.00%	0.25%	to	1.20%	40.67%	to	42.00%
2016	24	$10.20	to	$17.43	$386	0.00%	0.25%	to	1.20%	3.15%	to	4.12%
2015	30	$11.58	to	$16.74	$458	0.00%	0.25%	to	1.20%	4.65%	to	5.65%
2014	16	$11.09	to	$15.84	$240	0.00%	0.25%	to	1.00%	5.52%	to	6.31%
2013	5	$14.90	to	$14.90	$68	0.00%	0.25%	to	0.25%	32.21%	to	32.21%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
2017	6	$58.43	to	$60.61	$351	1.13%	1.25%	to	1.40%	13.73%	to	13.91%
2016	6	$51.38	to	$53.21	$325	1.30%	1.25%	to	1.40%	8.85%	to	9.01%
2015	7	$47.20	to	$48.81	$321	1.06%	1.25%	to	1.40%	(4.54)%	to	(4.40)%
2014	8	$49.45	to	$51.05	$388	1.12%	1.25%	to	1.40%	11.88%	to	12.03%
2013	9	$44.20	to	$45.57	$419	1.28%	1.25%	to	1.40%	32.49%	to	32.70%
DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES
2017	4	$79.24	to	$82.48	$305	1.34%	1.25%	to	1.40%	25.57%	to	25.76%
2016	4	$63.11	to	$65.59	$246	1.63%	1.25%	to	1.40%	6.41%	to	6.56%
2015	4	$59.31	to	$61.55	$265	1.66%	1.25%	to	1.40%	(3.83)%	to	(3.68)%
2014	6	$61.66	to	$63.90	$345	1.78%	1.25%	to	1.40%	6.59%	to	6.75%
2013	7	$57.85	to	$59.86	$380	1.94%	1.25%	to	1.40%	19.43%	to	19.60%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES (Effective date 01/09/2012)
2017	31	$14.37	to	$18.66	$503	1.09%	0.25%	to	1.20%	25.50%	to	26.69%
2016	32	$11.45	to	$14.73	$414	1.37%	0.25%	to	1.20%	6.35%	to	7.36%
2015	36	$10.77	to	$13.72	$452	1.44%	0.25%	to	1.20%	(3.87)%	to	(2.96)%
2014	23	$14.05	to	$14.14	$318	1.65%	0.25%	to	0.45%	7.33%	to	7.61%
2013	12	$13.09	to	$13.14	$153	1.71%	0.25%	to	0.45%	20.31%	to	20.44%
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2017	6	$63.51	to	$65.81	$375	0.74%	1.25%	to	1.40%	18.05%	to	18.23%
2016	6	$53.80	to	$55.66	$339	1.20%	1.25%	to	1.40%	8.51%	to	8.67%
2015	8	$49.59	to	$51.23	$387	0.84%	1.25%	to	1.40%	0.17%	to	0.31%
2014	9	$49.50	to	$51.07	$437	0.78%	1.25%	to	1.40%	8.55%	to	8.71%
2013	9	$45.60	to	$46.98	$431	0.90%	1.25%	to	1.40%	34.87%	to	35.08%
DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO (Effective date 01/09/2012)
2017	2	$15.04	to	$15.04	$32	1.33%	0.25%	to	0.25%	27.82%	to	27.82%
2016	4	$11.65	to	$11.76	$44	1.65%	0.25%	to	0.45%	(2.03)%	to	(1.83)%
2015	4	$11.89	to	$11.98	$48	2.42%	0.25%	to	0.45%	(3.41)%	to	(3.21)%
2014	5	$12.31	to	$12.38	$68	1.61%	0.25%	to	0.45%	(9.95)%	to	(9.83)%
2013	5	$13.67	to	$13.73	$63	1.14%	0.25%	to	0.45%	22.16%	to	22.48%
EATON VANCE VT FLOATING-RATE INCOME FUND (Effective date 05/02/2016)
2017	393	$10.66	to	$10.32	$4,154	3.06%	0.20%	to	1.20%	2.19%	to	3.22%
2016	57	$10.43	to	$10.50	$594	1.51%	0.25%	to	1.20%	4.34%	to	4.99%
FEDERATED HIGH INCOME BOND FUND II (Effective date 04/28/2017)
2017	19	$10.21	to	$10.27	$195	0.00%	0.20%	to	1.20%	2.06%	to	2.75%
FIDELITY VIP ASSET MANAGER PORTFOLIO
2017	26	$52.30	to	$54.58	$1,406	1.87%	1.25%	to	1.40%	12.52%	to	12.69%
2016	28	$46.48	to	$48.43	$1,314	1.40%	1.25%	to	1.40%	1.64%	to	1.80%
2015	32	$45.73	to	$47.58	$1,488	1.54%	1.25%	to	1.40%	(1.25)%	to	(1.10)%
2014	35	$46.31	to	$48.11	$1,664	1.51%	1.25%	to	1.40%	4.37%	to	4.52%
2013	36	$44.37	to	$46.03	$1,637	1.53%	1.25%	to	1.40%	14.09%	to	14.28%
FIDELITY VIP BALANCED PORTFOLIO (Effective date 04/28/2017)
2017	680	$10.80	to	$10.88	$7,363	2.14%	0.20%	to	1.20%	8.05%	to	8.77%
FIDELITY VIP CONTRAFUND PORTFOLIO
2017	13	$84.13	to	$87.07	$1,128	0.99%	1.25%	to	1.40%	20.19%	to	20.37%
2016	15	$69.99	to	$72.34	$1,076	0.72%	1.25%	to	1.40%	6.51%	to	6.67%
2015	19	$65.72	to	$67.82	$1,288	1.03%	1.25%	to	1.40%	(0.73)%	to	(0.58)%
2014	23	$66.20	to	$68.21	$1,535	0.96%	1.25%	to	1.40%	10.39%	to	10.55%
2013	25	$59.97	to	$61.70	$1,529	1.05%	1.25%	to	1.40%	29.47%	to	29.65%
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO
2017	24	$14.50	to	$14.98	$356	0.64%	1.25%	to	1.40%	(0.72)%	to	(0.57)%
2016	36	$14.61	to	$15.07	$537	0.20%	1.25%	to	1.40%	(1.18)%	to	(1.04)%
2015	47	$14.78	to	$15.23	$702	0.03%	1.25%	to	1.40%	(1.37)%	to	(1.22)%
2014	50	$14.99	to	$15.41	$755	0.01%	1.25%	to	1.40%	(1.38)%	to	(1.28)%
2013	50	$15.20	to	$15.61	$761	0.03%	1.25%	to	1.40%	(1.36)%	to	(1.20)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
2017	8	$45.86	to	$47.46	$351	0.29%	1.25%	to	1.40%	32.65%	to	32.85%
2016	8	$34.57	to	$35.73	$294	0.31%	1.25%	to	1.40%	(1.06)%	to	(0.91)%
2015	10	$34.94	to	$36.06	$346	0.18%	1.25%	to	1.40%	4.14%	to	4.30%
2014	10	$33.55	to	$34.57	$343	0.21%	1.25%	to	1.40%	10.65%	to	10.80%
2013	11	$30.32	to	$31.20	$325	0.41%	1.25%	to	1.40%	35.96%	to	36.19%
FIDELITY VIP GROWTH PORTFOLIO
2017	17	$136.14	to	$142.68	$2,369	0.21%	1.25%	to	1.40%	33.26%	to	33.46%
2016	18	$102.16	to	$106.91	$1,852	0.04%	1.25%	to	1.40%	(0.60)%	to	(0.45)%
2015	20	$102.77	to	$107.39	$2,054	0.25%	1.25%	to	1.40%	5.68%	to	5.84%
2014	24	$97.24	to	$101.46	$2,352	0.18%	1.25%	to	1.40%	9.75%	to	9.91%
2013	27	$88.60	to	$92.31	$2,389	0.27%	1.25%	to	1.40%	34.45%	to	34.64%
FIDELITY VIP HIGH INCOME PORTFOLIO
2017	5	$54.50	to	$62.71	$301	5.10%	1.25%	to	1.55%	5.29%	to	5.61%
2016	6	$51.76	to	$59.38	$322	5.09%	1.25%	to	1.55%	12.85%	to	13.19%
2015	7	$45.87	to	$52.46	$358	6.54%	1.25%	to	1.55%	(5.11)%	to	(4.83)%
2014	8	$48.34	to	$55.12	$411	4.76%	1.25%	to	1.55%	(0.39)%	to	(0.11)%
2013	15	$48.53	to	$55.18	$770	5.76%	1.25%	to	1.55%	4.32%	to	4.63%
FIDELITY VIP INDEX 500 PORTFOLIO
2017	4	$331.40	to	$376.20	$1,401	1.80%	1.25%	to	1.55%	19.85%	to	20.21%
2016	4	$276.52	to	$312.96	$1,236	1.41%	1.25%	to	1.55%	10.14%	to	10.47%
2015	5	$251.05	to	$283.29	$1,289	1.94%	1.25%	to	1.55%	(0.22)%	to	0.08%
2014	5	$251.61	to	$283.07	$1,442	1.66%	1.25%	to	1.55%	11.82%	to	12.16%
2013	6	$225.01	to	$252.38	$1,379	1.80%	1.25%	to	1.55%	30.21%	to	30.60%
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO (Effective date 04/28/2017)
2017	39	$11.69	to	$11.76	$462	0.56%	0.25%	to	1.2B %	16.90%	to	17.65%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2017	6	$32.98	to	$34.17	$185	2.32%	1.25%	to	1.40%	2.77%	to	2.93%
2016	6	$32.09	to	$33.20	$179	2.06%	1.25%	to	1.40%	3.29%	to	3.44%
2015	7	$31.07	to	$32.10	$210	2.40%	1.25%	to	1.40%	(1.98)%	to	(1.83)%
2014	9	$31.69	to	$32.70	$276	1.51%	1.25%	to	1.40%	4.35%	to	4.54%
2013	19	$30.37	to	$31.28	$578	2.20%	1.25%	to	1.40%	(3.16)%	to	(3.01)%
FIDELITY VIP OVERSEAS PORTFOLIO
2017	4	$41.73	to	$43.71	$188	1.28%	1.25%	to	1.40%	28.48%	to	28.67%
2016	6	$32.48	to	$33.97	$194	1.04%	1.25%	to	1.40%	(6.38)%	to	(6.24)%
2015	10	$34.69	to	$36.23	$350	1.30%	1.25%	to	1.40%	2.18%	to	2.34%
2014	12	$33.95	to	$35.41	$393	1.28%	1.25%	to	1.40%	(9.35)%	to	(9.21)%
2013	13	$37.45	to	$39.00	$492	1.33%	1.25%	to	1.40%	28.61%	to	28.80%
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO (Effective date 04/28/2017)
2017	81	$10.83	to	$10.83	$874	1.36%	1.20%	to	1.20%	8.27%	to	8.27%
FRANKLIN INCOME VIP FUND (Effective date 12/31/2014)
2017	576	$11.30	to	$10.93	$6,488	3.88%	0.20%	to	1.20%	8.25%	to	9.33%
2016	225	$10.32	to	$10.25	$2,332	3.61%	0.25%	to	1.20%	12.51%	to	13.59%
2015	66	$9.18	to	$9.02	$604	3.36%	0.25%	to	1.20%	(8.25)%	to	(9.79)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)

GOLDMAN SACHS VIT LARGE CAP VALUE FUND
2017	8	$20.70	to	$21.33	$169	1.63%	1.25%	to	1.40%	8.34%	to	8.49%
2016	9	$19.11	to	$19.66	$173	1.84%	1.25%	to	1.40%	10.03%	to	10.20%
2015	12	$17.37	to	$17.84	$208	1.39%	1.25%	to	1.40%	(5.74)%	to	(5.60)%
2014	13	$18.42	to	$18.90	$248	1.33%	1.25%	to	1.40%	11.37%	to	11.57%
2013	19	$16.54	to	$16.94	$308	1.21%	1.25%	to	1.40%	31.37%	to	31.52%
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO (Effective date 12/31/2014)
2017	34	$9.63	to	$10.49	$334	3.91%	0.20%	to	1.20%	3.89%	to	4.93%
2016	6	$9.27	to	$9.42	$52	0.95%	0.25%	to	1.20%	(0.91)%	to	0.03%
2015	4	$9.35	to	$9.42	$37	2.07%	0.25%	to	1.20%	(6.46)%	to	(5.82)%
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND
2017	1	$24.99	to	$25.74	$36	0.44%	1.25%	to	1.40%	28.85%	to	29.04%
2016	5	$19.39	to	$19.39	$90	0.48%	1.40%	to	1.40%	0.57%	to	0.57%
2015	7	$19.29	to	$19.80	$141	0.36%	1.25%	to	1.40%	1.96%	to	2.11%
2014	5	$18.91	to	$19.39	$99	0.32%	1.25%	to	1.40%	12.03%	to	12.21%
2013	8	$16.88	to	$17.28	$135	0.45%	1.25%	to	1.40%	30.55%	to	30.81%
GOLDMAN SACHS VIT STRATEGIC INCOME FUND (Effective date 04/22/2016)
2017	34	$9.75	to	$9.91	$331	0.74%	0.25%	to	1.20%	(3.48)%	to	(2.57)%
2016	1	$10.11	to	$10.11	$11	1.09%	1.20%	to	1.20%	1.06%	to	1.06%
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS
2017	5	$26.59	to	$27.41	$129	1.54%	1.25%	to	1.40%	22.35%	to	22.53%
2016	3	$21.73	to	$22.37	$76	1.23%	1.25%	to	1.40%	9.20%	to	9.36%
2015	4	$19.90	to	$20.45	$85	1.41%	1.25%	to	1.40%	(1.59)%	to	(1.44)%
2014	3	$20.22	to	$20.75	$68	1.38%	1.25%	to	1.40%	14.76%	to	14.89%
2013	3	$17.62	to	$18.06	$61	1.43%	1.25%	to	1.40%	35.54%	to	35.89%
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS (Effective date 04/22/2016)
2017	93	$13.19	to	$12.36	$1,217	1.86%	0.20%	to	1.20%	22.33%	to	23.56%
2016	17	$10.78	to	$10.85	$180	1.39%	0.25%	to	1.20%	7.83%	to	8.53%
GREAT-WEST AGGRESSIVE PROFILE FUND (Effective date 04/28/2017)
2017	429	$11.19	to	$11.26	$4,805	2.54%	0.20%	to	1.20%	11.89%	to	12.65%
GREAT-WEST ARIEL MID CAP VALUE FUND (Effective date 01/09/2012)
2017	46	$11.37	to	$22.22	$648	2.88%	0.25%	to	1.20%	13.64%	to	14.72%
2016	25	$10.01	to	$19.37	$393	1.50%	0.25%	to	1.20%	11.70%	to	12.76%
2015	20	$10.67	to	$17.18	$328	1.57%	0.25%	to	1.00%	(7.04)%	to	(6.33)%
2014	14	$11.48	to	$18.34	$249	1.73%	0.25%	to	1.00%	6.79%	to	7.57%
2013	48	$16.99	to	$17.05	$824	7.80%	0.25%	to	0.45%	48.13%	to	48.39%
GREAT-WEST BOND INDEX FUND (Effective date 01/09/2012)
2017	1,227	$10.51	to	$10.29	$12,993	1.06%	0.20%	to	1.20%	1.83%	to	2.85%
2016	484	$10.06	to	$10.83	$5,192	0.98%	0.25%	to	1.20%	0.73%	to	1.69%
2015	263	$9.99	to	$10.65	$2,794	1.64%	0.25%	to	1.20%	(0.08)%	to	(0.02)%
2014	175	$10.37	to	$10.65	$1,857	2.47%	0.25%	to	1.00%	4.64%	to	5.55%
2013	65	$10.05	to	$10.09	$658	1.86%	0.25%	to	0.45%	(2.99)%	to	(2.79)%
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L (Effective date 04/28/2017)
2017	265	$10.33	to	$10.39	$2,735	1.63%	0.2B %	to	1.20%	3.25%	to	3.95%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
			(a)		(b)						(a)		(b)
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS (Effective date 04/28/2017)
2017	1,006		$13.03	to	$10.41	$10,420	1.50%	0.20%	to	1.20%	15.60%	to	4.10%
GREAT-WEST CORE BOND FUND (Effective date 01/09/2012)
2017	182		$13.03	to	$10.37	$1,970	1.65%	0.20%	to	1.20%	15.60%	to	3.69%
2016	86		$10.18	to	$11.14	$936	2.30%	0.25%	to	1.20%	3.45%	to	4.43%
2015	75		$9.84	to	$10.67	$795	2.68%	0.25%	to	1.20%	(1.61)%	to	(1.41)%
2014	72		$10.76	to	$10.82	$781	3.28%	0.25%	to	0.45%	4.77%	to	4.95%
2013	0	*	$10.31	to	$10.31	$2	0.76%	0.25%	to	0.25%	(2.46)%	to	(2.46)%
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND (Effective date 12/31/2014)
2017	156		$13.03	to	$11.68	$2,012	11.02%	0.20%	to	1.20%	15.60%	to	16.75%
2016	82		$11.14	to	$11.25	$921	2.77%	0.25%	to	1.20%	18.86%	to	19.99%
2015	22		$9.48	to	$9.48	$208	6.32%	1.20%	to	1.20%	(5.17)%	to	(5.17)%
GREAT-WEST GOVERNMENT MONEY MARKET FUND (Effective date 01/09/2012)
2017	2,473		$9.55	to	$10.02	$24,425	0.41%	0.20%	to	1.20%	(0.79)%	to	0.21%
2016	2,109		$9.62	to	$9.88	$20,774	0.00%	0.25%	to	1.20%	(1.19)%	to	(0.25)%
2015	1,268		$9.74	to	$9.90	$12,535	0.00%	0.25%	to	1.20%	(1.20)%	to	(0.25)%
2014	830		$9.86	to	$9.93	$8,231	0.00%	0.25%	to	1.20%	(1.20)%	to	(0.20)%
2013	958		$9.91	to	$9.95	$9,526	0.00%	0.25%	to	0.45%	(0.50)%	to	(0.30)%
GREAT-WEST INTERNATIONAL INDEX FUND (Effective date 01/09/2012)
2017	559		$11.05	to	$12.44	$7,640	2.74%	0.20%	to	1.20%	23.13%	to	24.37%
2016	221		$8.97	to	$13.16	$2,921	2.04%	0.25%	to	1.20%	(0.54)%	to	0.40%
2015	148		$9.21	to	$13.11	$1,882	1.15%	0.25%	to	1.20%	(2.27)%	to	(1.33)%
2014	98		$9.45	to	$13.29	$1,294	3.54%	0.25%	to	1.00%	(7.08)%	to	(6.41)%
2013	14		$14.20	to	$14.20	$199	3.82%	0.25%	to	0.25%	20.85%	to	20.85%
GREAT-WEST INVESCO SMALL CAP VALUE FUND (Effective date 12/31/2014)
2017	31		$11.83	to	$10.66	$358	0.32%	0.20%	to	1.20%	5.55%	to	6.60%
2016	16		$11.04	to	$11.29	$175	0.08%	0.25%	to	1.20%	22.11%	to	23.27%
2015	2		$9.18	to	$9.16	$15	0.25%	0.25%	to	1.20%	(8.23)%	to	(8.45)%
GREAT-WEST LIFETIME 2015 FUND (Effective date 04/22/2016)
2017	118		$11.34	to	$11.09	$1,328	1.42%	0.20%	to	1.20%	9.80%	to	10.90%
2016	55		$10.33	to	$10.40	$567	1.60%	0.25%	to	1.20%	3.30%	to	3.98%
GREAT-WEST LIFETIME 2020 FUND (Effective date 04/29/2016)
2017	170		$11.55	to	$11.20	$1,944	3.93%	0.40%	to	1.20%	11.10%	to	11.99%
2016	19		$10.40	to	$10.40	$194	1.69%	1.20%	to	1.20%	4.00%	to	4.00%
GREAT-WEST LIFETIME 2025 FUND (Effective date 04/22/2016)
2017	469		$11.73	to	$11.39	$5,518	2.08%	0.20%	to	1.20%	12.78%	to	13.91%
2016	226		$10.40	to	$10.47	$2,364	1.90%	0.25%	to	1.20%	4.05%	to	4.73%
GREAT-WEST LIFETIME 2030 FUND (Effective date 04/29/2016)
2017	86		$12.08	to	$11.59	$1,037	5.02%	0.20%	to	1.20%	14.80%	to	15.95%
2016	7		$10.53	to	$10.53	$78	1.20%	1.20%	to	1.20%	5.26%	to	5.26%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
GREAT-WEST LIFETIME 2035 FUND (Effective date 04/22/2016)
2017	160	$12.27	to	$11.81	$1,990	1.89%	0.20%	to	1.20%	16.95%	to	18.13%
2016	136	$10.49	to	$10.56	$1,437	1.78%	0.25%	to	1.20%	4.95%	to	5.64%
GREAT-WEST LIFETIME 2040 FUND (Effective date 04/29/2016)
2017	18	$12.55	to	$11.93	$219	6.00%	0.20%	to	1.20%	18.11%	to	19.29%
2016	8	$10.62	to	$10.62	$81	1.49%	1.20%	to	1.20%	6.23%	to	6.23%
GREAT-WEST LIFETIME 2045 FUND (Effective date 04/22/2016)
2017	23	$12.53	to	$12.73	$295	1.86%	0.25%	to	1.20%	18.99%	to	20.12%
2016	20	$10.53	to	$10.60	$209	1.71%	0.25%	to	1.20%	5.30%	to	5.99%
GREAT-WEST LIFETIME 2050 FUND (Effective date 04/29/2016)
2017	10	$12.67	to	$12.67	$127	3.88%	1.20%	to	1.20%	19.15%	to	19.15%
2016	5	$10.63	to	$10.63	$56	1.43%	1.20%	to	1.20%	6.30%	to	6.30%
GREAT-WEST LIFETIME 2055 FUND (Effective date 04/22/2016)
2017	56	$12.56	to	$12.76	$697	2.10%	0.25%	to	1.20%	19.37%	to	20.50%
2016	36	$10.52	to	$10.59	$381	1.67%	0.25%	to	1.20%	5.21%	to	5.90%
GREAT-WEST LOOMIS SAYLES BOND FUND (Effective date 01/09/2012)
2017	474	$10.92	to	$10.61	$5,684	1.73%	0.20%	to	1.20%	5.00%	to	6.06%
2016	168	$10.40	to	$13.19	$2,100	2.57%	0.25%	to	1.20%	10.07%	to	11.11%
2015	132	$9.45	to	$11.87	$1,549	2.36%	0.25%	to	1.20%	(5.52)%	to	(6.78)%
2014	109	$10.31	to	$12.74	$1,370	4.52%	0.25%	to	1.00%	2.38%	to	3.24%
2013	43	$12.29	to	$12.34	$529	5.40%	0.25%	to	0.45%	7.52%	to	7.77%
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND (Effective date 01/09/2012)
2017	99	$12.38	to	$10.95	$1,364	0.08%	0.20%	to	1.20%	8.43%	to	9.52%
2016	51	$11.42	to	$19.34	$745	0.08%	0.25%	to	1.20%	24.32%	to	25.51%
2015	12	$9.19	to	$15.41	$186	0.23%	0.25%	to	1.20%	(8.14)%	to	(3.71)%
2014	9	$15.91	to	$16.00	$147	0.87%	0.25%	to	0.45%	4.40%	to	4.58%
2013	27	$15.24	to	$15.30	$410	2.27%	0.25%	to	0.45%	34.27%	to	34.56%
GREAT-WEST MFS INTERNATIONAL GROWTH FUND (Effective date 03/01/2013)
2017	95	$11.11	to	$12.64	$1,104	1.82%	0.20%	to	1.20%	25.11%	to	26.37%
2016	13	$8.88	to	$13.44	$146	0.21%	0.25%	to	1.20%	(1.48)%	to	(0.54)%
2015	16	$9.48	to	$13.52	$198	1.08%	0.25%	to	1.20%	(1.18)%	to	(0.25)%
2014	5	$13.55	to	$13.55	$65	0.91%	0.25%	to	0.25%	(5.64)%	to	(5.64)%
2013	2	$14.36	to	$14.36	$36	1.30%	0.25%	to	0.25%	17.90%	to	17.90%
GREAT-WEST MFS INTERNATIONAL VALUE FUND (Effective date 01/09/2012)
2017	237	$13.81	to	$12.62	$3,367	1.17%	0.20%	to	1.20%	24.96%	to	26.21%
2016	128	$9.92	to	$14.83	$1,758	0.76%	0.25%	to	1.20%	2.65%	to	3.63%
2015	104	$9.66	to	$14.32	$1,445	0.96%	0.25%	to	1.20%	(3.38)%	to	6.19%
2014	69	$10.26	to	$13.48	$933	1.87%	0.25%	to	1.00%	0%	to	0.75%
2013	4	$13.33	to	$13.38	$57	5.48%	0.25%	to	0.45%	16.73%	to	16.96%
GREAT-WEST MODERATE PROFILE FUND CLASS L (Effective date 04/28/2017)
2017	3,544	$10.68	to	$10.76	$37,862	1.94%	0.20%	to	1.20%	6.84%	to	7.56%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS (Effective date 04/28/2017)
2017	6,624	$10.71	to	$10.78	$70,983	2.15%	0.20%	to	1.20%	7.09%	to	7.82%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND (Effective date 04/28/2017)
2017	1,183	$10.86	to	$10.93	$12,906	2.52%	0.20%	to	1.20%	8.61%	to	9.34%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L (Effective date 04/28/2017)
2017	495	$10.49	to	$10.56	$5,198	2.38%	0.20%	to	1.20%	4.94%	to	5.64%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS (Effective date 04/28/2017)
2017	1,784	$10.52	to	$10.59	$18,795	1.79%	0.20%	to	1.20%	5.21%	to	5.92%
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND (Effective date 04/22/2016)
2017	72	$13.20	to	$13.41	$957	1.25%	0.25%	to	1.20%	28.51%	to	29.73%
2016	7	$10.27	to	$10.34	$76	0.02%	0.25%	to	1.20%	2.73%	to	3.41%
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND (Effective date 04/22/2016)
2017	18	$13.25	to	$13.46	$239	0.00%	0.25%	to	1.20%	20.05%	to	21.19%
2016	1	$11.03	to	$11.03	$9	0.00%	1.20%	to	1.20%	10.33%	to	10.33%
GREAT-WEST PUTNAM EQUITY INCOME FUND (Effective date 05/01/2013)
2017	147	$12.19	to	$11.85	$1,942	0.47%	0.20%	to	1.20%	17.31%	to	18.49%
2016	44	$10.39	to	$14.28	$574	0.28%	0.25%	to	1.20%	11.78%	to	12.85%
2015	24	$11.23	to	$12.66	$295	1.53%	0.25%	to	1.00%	(4.50)%	to	(3.77)%
2014	17	$11.75	to	$13.15	$221	2.22%	0.25%	to	1.00%	11.16%	to	12.11%
GREAT-WEST PUTNAM HIGH YIELD BOND FUND (Effective date 01/09/2012)
2017	121	$11.11	to	$10.64	$1,459	6.30%	0.20%	to	1.20%	5.36%	to	6.41%
2016	85	$10.55	to	$13.62	$1,015	6.81%	0.25%	to	1.20%	14.17%	to	15.25%
2015	44	$9.66	to	$11.82	$503	5.70%	0.25%	to	1.00%	(5.64)%	to	(4.92)%
2014	46	$10.23	to	$12.43	$564	5.25%	0.25%	to	1.00%	1.09%	to	1.80%
2013	23	$12.16	to	$12.21	$279	6.79%	0.25%	to	0.45%	7.14%	to	7.39%
GREAT-WEST REAL ESTATE INDEX FUND (Effective date 05/01/2013)
2017	268	$13.25	to	$10.29	$3,151	0.99%	0.20%	to	1.20%	1.88%	to	2.89%
2016	173	$10.88	to	$12.63	$2,136	2.25%	0.25%	to	1.20%	4.56%	to	5.56%
2015	75	$10.41	to	$11.97	$899	2.12%	0.25%	to	1.20%	4.07%	to	3.42%
2014	46	$12.17	to	$11.57	$534	2.68%	0.25%	to	1.00%	29.47%	to	30.59%
GREAT-WEST S&P 500® INDEX FUND (Effective date 01/09/2012)
2017	3,094	$15.52	to	$12.09	$48,011	0.99%	0.20%	to	1.20%	19.74%	to	20.93%
2016	1,048	$10.59	to	$18.64	$17,177	1.10%	0.25%	to	1.20%	9.94%	to	10.99%
2015	559	$11.79	to	$16.80	$9,167	1.28%	0.25%	to	1.20%	(0.46)%	to	0.50%
2014	430	$11.87	to	$16.72	$7,142	2.16%	0.25%	to	1.00%	11.88%	to	12.74%
2013	142	$14.77	to	$14.83	$2,110	2.77%	0.25%	to	0.45%	31.06%	to	31.36%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
GREAT-WEST S&P MID CAP 400® INDEX FUND (Effective date 01/09/2012)
2017	985	$14.60	to	$11.54	$14,616	0.73%	0.20%	to	1.20%	14.27%	to	15.41%
2016	306	$10.91	to	$19.19	$5,243	0.72%	0.25%	to	1.20%	18.54%	to	19.67%
2015	135	$10.78	to	$16.04	$2,031	1.01%	0.25%	to	1.20%	(3.94)%	to	(3.02)%
2014	94	$11.25	to	$16.54	$1,509	1.81%	0.25%	to	1.00%	8.17%	to	8.96%
2013	42	$15.12	to	$15.18	$633	2.36%	0.25%	to	0.45%	32.05%	to	32.35%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND (Effective date 01/09/2012)
2017	1,126	$14.58	to	$11.25	$17,625	2.06%	0.20%	to	1.20%	11.41%	to	12.52%
2016	401	$11.46	to	$20.40	$7,285	1.37%	0.25%	to	1.20%	24.24%	to	25.43%
2015	126	$10.53	to	$16.27	$1,953	1.15%	0.25%	to	1.20%	(3.70)%	to	(2.78)%
2014	105	$10.97	to	$16.73	$1,733	1.38%	0.25%	to	1.00%	4.18%	to	4.89%
2013	145	$15.88	to	$15.95	$2,311	3.19%	0.25%	to	0.45%	39.91%	to	40.28%
GREAT-WEST SECUREFOUNDATION® BALANCED FUND (Effective date 01/09/2012)
2017	18,109	$11.42	to	$11.24	$210,200	2.19%	0.20%	to	1.20%	11.30%	to	12.41%
2016	12,025	$10.26	to	$14.37	$125,330	2.84%	0.25%	to	1.20%	7.07%	to	8.09%
2015	3,672	$9.58	to	$13.30	$35,883	2.60%	0.25%	to	1.20%	(4.21)%	to	(1.12)%
2014	104	$10.69	to	$13.45	$1,117	2.33%	0.25%	to	1.20%	4.60%	to	5.66%
2013	2	$12.73	to	$12.73	$22	2.40%	0.25%	to	0.25%	15.52%	to	15.52%
GREAT-WEST SHORT DURATION BOND FUND (Effective date 01/09/2012)
2017	464	$10.03	to	$10.18	$4,892	1.09%	0.20%	to	1.20%	0.75%	to	1.76%
2016	218	$9.96	to	$10.82	$2,304	1.53%	0.25%	to	1.20%	0.49%	to	1.45%
2015	148	$9.91	to	$10.67	$1,560	1.18%	0.25%	to	1.20%	(0.67)%	to	0.28%
2014	139	$9.97	to	$10.64	$1,474	1.60%	0.25%	to	1.20%	(0.20)%	to	0.76%
2013	74	$10.56	to	$10.56	$776	2.00%	0.25%	to	0.25%	1.15%	to	1.15%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND (Effective date 01/09/2012)
2017	435	$15.84	to	$12.42	$6,663	0.31%	0.20%	to	1.20%	22.96%	to	24.18%
2016	155	$10.12	to	$19.16	$2,440	0.06%	0.25%	to	1.20%	4.91%	to	5.92%
2015	82	$9.65	to	$18.09	$1,375	0.02%	0.25%	to	1.20%	(3.52)%	to	6.25%
2014	46	$11.70	to	$17.03	$766	0.83%	0.25%	to	1.00%	11.64%	to	12.48%
2013	47	$15.08	to	$15.14	$706	0.21%	0.25%	to	0.45%	35.73%	to	36.03%
GREAT-WEST TEMPLETON GLOBAL BOND FUND (Effective date 01/09/2012)
2017	279	$9.59	to	$10.17	$2,840	1.67%	0.20%	to	1.20%	0.74%	to	1.75%
2016	146	$9.52	to	$11.21	$1,521	1.64%	0.25%	to	1.20%	1.75%	to	2.72%
2015	92	$9.36	to	$10.92	$956	4.20%	0.25%	to	1.20%	(5.31)%	to	(4.43)%
2014	58	$9.91	to	$11.42	$659	6.76%	0.25%	to	1.00%	(0.80)%	to	(0.09)%
2013	8	$11.39	to	$11.43	$87	1.79%	0.25%	to	0.45%	0.09%	to	0.26%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND (Effective date 01/09/2012)
2017	97	$10.11	to	$10.20	$1,019	1.21%	0.20%	to	1.20%	1.00%	to	2.01%
2016	40	$10.01	to	$10.75	$429	1.80%	0.25%	to	1.20%	0.02%	to	0.97%
2015	29	$10.01	to	$10.64	$312	2.09%	0.25%	to	1.20%	0.05%	to	0.55%
2014	23	$10.52	to	$10.59	$242	2.52%	0.25%	to	0.45%	4.99%	to	5.27%
2013	1	$10.06	to	$10.06	$10	0.57%	0.25%	to	0.25%	(2.33)%	to	(2.33)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
INVESCO V.I. CORE EQUITY FUND (Effective date 01/09/2012)
2017	32	$11.06	to	$17.73	$403	0.80%	0.25%	to	1.20%	11.54%	to	12.60%
2016	34	$9.92	to	$15.74	$382	0.50%	0.25%	to	1.20%	8.70%	to	9.74%
2015	33	$10.26	to	$14.35	$356	0.97%	0.25%	to	1.20%	(7.12)%	to	(6.24)%
2014	13	$11.07	to	$15.30	$164	0.30%	0.25%	to	1.00%	6.75%	to	7.59%
2013	3	$14.22	to	$14.22	$39	1.31%	0.25%	to	0.25%	28.57%	to	28.57%
INVESCO V.I. GLOBAL REAL ESTATE FUND (Effective date 01/09/2012)
2017	73	$11.68	to	$11.25	$869	3.35%	0.20%	to	1.20%	11.39%	to	12.50%
2016	38	$9.74	to	$14.81	$458	1.51%	0.25%	to	1.20%	0.61%	to	1.56%
2015	24	$9.68	to	$14.58	$312	3.15%	0.25%	to	1.20%	(3.21)%	to	(1.99)%
2014	17	$10.75	to	$14.88	$256	1.47%	0.25%	to	1.00%	13.04%	to	14.11%
2013	9	$12.99	to	$13.04	$112	4.77%	0.25%	to	0.45%	1.96%	to	2.19%
INVESCO V.I. GROWTH & INCOME FUND (Effective date 01/09/2012)
2017	252	$12.23	to	$11.38	$3,580	1.26%	0.20%	to	1.20%	12.68%	to	13.81%
2016	141	$10.85	to	$18.75	$2,189	0.87%	0.25%	to	1.20%	18.00%	to	19.13%
2015	85	$10.95	to	$15.74	$1,295	2.40%	0.25%	to	1.00%	(4.28)%	to	(3.55)%
2014	65	$11.44	to	$16.32	$1,053	1.62%	0.25%	to	1.00%	8.85%	to	9.68%
2013	29	$14.82	to	$14.88	$437	1.45%	0.25%	to	0.45%	33.15%	to	33.45%
INVESCO V.I. INTERNATIONAL GROWTH FUND (Effective date 01/09/2012)
2017	131	$10.91	to	$12.25	$1,598	1.27%	0.20%	to	1.20%	21.27%	to	22.48%
2016	74	$8.99	to	$12.96	$853	1.23%	0.25%	to	1.20%	(1.89)%	to	(0.95)%
2015	53	$9.70	to	$13.09	$647	1.34%	0.25%	to	1.20%	(3.78)%	to	(2.86)%
2014	45	$10.08	to	$13.47	$585	1.56%	0.25%	to	1.20%	(1.18)%	to	(0.15)%
2013	31	$13.44	to	$13.49	$419	2.00%	0.25%	to	0.45%	18.21%	to	18.44%
INVESCO V.I. SMALL CAP EQUITY FUND (Effective date 01/09/2012)
2017	24	$10.92	to	$18.49	$287	0.00%	0.25%	to	1.20%	12.38%	to	13.44%
2016	14	$9.72	to	$16.30	$143	0.00%	0.25%	to	1.20%	10.50%	to	11.56%
2015	4	$10.01	to	$14.61	$40	0.00%	0.25%	to	1.00%	(6.68)%	to	(5.97)%
2014	1	$15.54	to	$15.54	$11	0.00%	0.25%	to	0.25%	1.83%	to	1.83%
2013	32	$15.26	to	$15.26	$490	0.00%	0.25%	to	0.25%	36.74%	to	36.74%
IVY VIP ENERGY FUND (Effective date 04/22/2016)
2017	96	$10.29	to	$8.72	$986	1.16%	0.20%	to	1.20%	(13.68)%	to	(12.82)%
2016	40	$11.92	to	$12.00	$479	0.06%	0.25%	to	1.20%	19.19%	to	19.97%
JANUS HENDERSON VIT BALANCED PORTFOLIO (Effective date 01/09/2012)
2017	1,256	$13.23	to	$11.79	$15,873	1.64%	0.20%	to	1.20%	16.73%	to	17.90%
2016	323	$10.09	to	$15.05	$4,020	2.37%	0.25%	to	1.20%	3.08%	to	4.06%
2015	149	$10.99	to	$14.47	$1,977	1.84%	0.25%	to	1.20%	(0.79)%	to	0.16%
2014	57	$11.08	to	$14.44	$796	1.56%	0.25%	to	1.20%	6.95%	to	7.92%
2013	7	$13.38	to	$13.38	$95	1.90%	0.25%	to	0.25%	19.57%	to	19.57%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO (Effective date 05/01/2015)
2017	311	$13.48	to	$12.68	$4,184	0.47%	0.20%	to	1.20%	25.58%	to	26.83%
2016	130	$10.67	to	$10.91	$1,405	0.04%	0.25%	to	1.20%	10.76%	to	11.82%
2015	10	$9.69	to	$9.75	$100	0.46%	0.25%	to	1.20%	(3.07)%	to	(2.46)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
2017	168	$22.57	to	$10.31	$1,862	2.49%	0.20%	to	1.40%	1.92%	to	3.15%
2016	190	$22.15	to	$11.38	$2,135	2.80%	0.25%	to	1.40%	0.81%	to	1.97%
2015	92	$21.97	to	$11.16	$1,037	2.01%	0.25%	to	1.40%	(1.45)%	to	(0.31) %
2014	73	$22.30	to	$11.20	$829	1.76%	0.25%	to	1.40%	3.24%	to	0.72%
2013	25	$21.60	to	$10.72	$280	3.26%	0.25%	to	1.40%	(1.68)%	to	(0.56) %
JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO (Effective date 01/09/2012)
2017	11	$13.91	to	$19.02	$202	0.49%	0.25%	to	1.20%	12.29%	to	13.35%
2016	22	$12.39	to	$16.78	$361	0.90%	0.25%	to	1.20%	17.35%	to	18.47%
2015	24	$10.56	to	$14.16	$331	0.99%	0.25%	to	1.20%	(4.83)%	to	(3.93) %
2014	31	$11.12	to	$14.74	$449	3.70%	0.25%	to	1.00%	7.34%	to	8.14%
2013	11	$13.63	to	$13.63	$144	0.99%	0.25%	to	0.25%	25.51%	to	25.51%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2017	7	$22.51	to	$23.22	$166	1.67%	1.25%	to	1.40%	29.30%	to	29.50%
2016	7	$17.41	to	$17.93	$127	4.69%	1.25%	to	1.40%	(7.75)%	to	(7.61) %
2015	8	$18.88	to	$19.41	$142	0.59%	1.25%	to	1.40%	(9.86)%	to	(9.73) %
2014	9	$20.94	to	$21.50	$183	5.46%	1.25%	to	1.40%	(13.11)%	to	(12.96) %
2013	13	$24.10	to	$24.70	$307	3.08%	1.25%	to	1.40%	12.99%	to	13.15%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES (Effective date 01/09/2012)
2017	12	$9.49	to	$12.32	$131	1.24%	0.25%	to	1.20%	29.25%	to	30.48%
2016	20	$7.34	to	$9.44	$180	4.87%	0.25%	to	1.20%	(7.82)%	to	(6.94) %
2015	23	$7.96	to	$10.14	$222	0.54%	0.25%	to	1.20%	(9.89)%	to	(9.03) %
2014	16	$11.15	to	$11.15	$180	7.31%	0.25%	to	0.25%	(12.34)%	to	(12.34) %
2013	8	$12.72	to	$12.72	$104	2.19%	0.25%	to	0.25%	13.98%	to	13.98%
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO (Effective date 04/28/2017)
2017	1	$10.89	to	$10.89	$13	1.12%	1.20%	to	1.20%	8.95%	to	8.95%
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO (Effective date 04/28/2017)
2017	15	$10.64	to	$10.66	$155	5.97%	1.00%	to	1.20%	6.41%	to	6.58%
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO (Effective date 05/16/2014)
2017	41	$10.02	to	$13.07	$432	0.00%	0.25%	to	1.20%	28.37%	to	29.60%
2016	24	$7.80	to	$10.08	$202	0.00%	0.25%	to	1.20%	(3.76)%	to	(2.84) %
2015	16	$10.22	to	$10.38	$167	0.00%	0.25%	to	1.20%	(9.30)%	to	(8.44) %
2014	3	$11.27	to	$11.33	$34	0.00%	0.25%	to	1.20%	12.66%	to	13.33%
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO (Effective date 04/22/2016)
2017	87	$12.51	to	$12.02	$1,086	1.55%	0.20%	to	1.20%	19.05%	to	20.23%
2016	7	$10.51	to	$10.51	$76	0.00%	1.20%	to	1.20%	5.06%	to	5.06%
MFS VIT II TECHNOLOGY PORTFOLIO (Effective date 04/22/2016)
2017	292	$14.89	to	$13.84	$4,265	0.00%	0.20%	to	1.20%	37.00%	to	38.37%
2016	35	$10.87	to	$10.94	$379	0.00%	0.25%	to	1.20%	8.68%	to	9.39%
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO (Effective date 04/28/2017)
2017	11	$10.96	to	$11.02	$125	0.58%	0.40%	to	1.20%	9.62%	to	10.21%
MORGAN STANLEY VIF MID CAP GROWTH PORTFOLIO (Effective date 01/09/2012)
2017	1	$17.59	to	$17.59	$18	0.00%	0.25%	to	0.25%	38.25%	to	38.25%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO (Effective date 01/09/2012)
2017	20	$12.19	to	$21.00	$386	0.25%	0.25%	to	1.20%	16.71%	to	17.82%
2016	29	$12.21	to	$17.83	$521	0.49%	0.25%	to	1.00%	8.56%	to	9.37%
2015	28	$11.25	to	$16.30	$453	0.30%	0.25%	to	1.00%	(1.60) %	to	(0.84) %
2014	27	$16.34	to	$16.44	$448	0.11%	0.25%	to	0.45%	9.59%	to	9.82%
2013	101	$14.91	to	$14.97	$1,505	0.38%	0.25%	to	0.45%	36.79%	to	37.09%
NVIT EMERGING MARKETS FUND (Effective date 08/05/2016)
2017	11	$13.38	to	$13.41	$152	0.91%	1.25%	to	1.40%	39.15%	to	39.35%
2016	13	$9.62	to	$9.62	$121	0.81%	1.25%	to	1.40%	(3.82) %	to	(3.76) %
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA (Effective date 04/28/2017)
2017	34	$11.15	to	$11.22	$378	0.06%	0.25%	to	1.20%	11.49%	to	12.21%
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA (Effective date 05/16/2014)
2017	135	$13.70	to	$11.37	$1,618	0.71%	0.20%	to	1.20%	12.55%	to	13.68%
2016	32	$10.37	to	$12.48	$381	0.24%	0.25%	to	1.20%	16.26%	to	17.37%
2015	15	$8.92	to	$10.63	$156	0.56%	0.25%	to	1.20%	(10.84) %	to	(6.33) %
2014	2	$11.30	to	$11.35	$19	0.00%	0.25%	to	1.00%	12.97%	to	13.50%
OPPENHEIMER TOTAL RETURN BOND FUND/VA (Effective date 04/28/2017)
2017	20	$10.17	to	$10.17	$202	0.00%	1.20%	to	1.20%	1.66%	to	1.66%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO (Effective date 01/09/2012)
2017	66	$6.52	to	$10.18	$500	10.80%	0.20%	to	1.20%	0.82%	to	1.84%
2016	46	$6.46	to	$6.02	$314	1.05%	0.25%	to	1.20%	13.50%	to	14.58%
2015	24	$5.70	to	$5.26	$128	3.39%	0.25%	to	1.20%	(26.54) %	to	(25.84) %
2014	14	$7.77	to	$7.09	$102	0.25%	0.25%	to	1.00%	(19.48) %	to	(18.79) %
2013	6	$8.69	to	$8.73	$52	1.39%	0.25%	to	0.45%	(15.14) %	to	(14.91) %
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO (Effective date 04/22/2016)
2017	44	$10.06	to	$10.22	$442	2.08%	0.25%	to	1.20%	7.56%	to	8.56%
2016	20	$9.36	to	$9.42	$186	0.98%	0.25%	to	1.20%	(6.44) %	to	(5.82) %
PIMCO VIT LOW DURATION PORTFOLIO (Effective date 01/09/2012)
2017	183	$9.87	to	$10.10	$1,887	1.22%	0.20%	to	1.20%	0.04%	to	1.04%
2016	119	$9.86	to	$10.62	$1,248	1.37%	0.25%	to	1.20%	0.10%	to	1.05%
2015	80	$9.85	to	$10.51	$833	3.42%	0.25%	to	1.20%	(0.99) %	to	(0.04) %
2014	63	$9.95	to	$10.52	$664	1.07%	0.25%	to	1.20%	(0.40) %	to	0.57%
2013	14	$10.42	to	$10.46	$147	0.88%	0.25%	to	0.45%	(0.67) %	to	(0.57) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
PIMCO VIT REAL RETURN PORTFOLIO (Effective date 01/09/2012)
2017	108	$10.12	to	$10.33	$1,113	2.27%	0.20%	to	1.20%	2.32%	to	3.35%
2016	63	$9.89	to	$10.17	$637	2.26%	0.25%	to	1.20%	3.84%	to	4.83%
2015	23	$9.52	to	$9.70	$218	4.33%	0.25%	to	1.20%	(3.96)%	to	(3.05)%
2014	18	$9.95	to	$10.01	$178	1.66%	0.25%	to	0.45%	2.58%	to	2.77%
2013	1	$9.70	to	$9.70	$12	1.66%	0.45%	to	0.45%	(9.77)%	to	(9.77)%
PIMCO VIT SHORT TERM PORTFOLIO (Effective date 04/22/2016)
2017	188	$10.23	to	$10.21	$1,928	1.55%	0.20%	to	1.20%	1.09%	to	2.10%
2016	47	$10.12	to	$10.19	$475	0.68%	0.25%	to	1.20%	1.23%	to	1.90%
PIMCO VIT TOTAL RETURN PORTFOLIO (Effective date 01/09/2012)
2017	624	$10.38	to	$10.46	$6,771	1.89%	0.20%	to	1.20%	3.56%	to	4.60%
2016	350	$10.02	to	$11.31	$3,727	1.89%	0.25%	to	1.20%	1.37%	to	2.32%
2015	187	$10.12	to	$11.06	$2,043	5.15%	0.25%	to	1.20%	(0.84)%	to	0.10%
2014	160	$10.23	to	$11.04	$1,753	2.15%	0.25%	to	1.00%	3.13%	to	3.86%
2013	78	$10.59	to	$10.63	$831	2.24%	0.25%	to	0.45%	(2.49)%	to	(2.30)%
PUTNAM VT ABSOLUTE RETURN 500 FUND (Effective date 05/01/2015)
2017	133	$10.22	to	$10.54	$1,367	0.00%	0.25%	to	1.20%	5.71%	to	6.71%
2016	77	$9.67	to	$9.88	$742	1.48%	0.25%	to	1.20%	(0.49)%	to	0.45%
2015	13	$9.72	to	$9.83	$123	0.00%	0.25%	to	1.20%	(2.79)%	to	(1.69)%
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND (Effective date 01/09/2012)
2017	27	$9.84	to	$10.18	$274	0.77%	0.20%	to	1.20%	0.75%	to	1.76%
2016	14	$9.77	to	$10.41	$146	2.14%	0.25%	to	1.20%	(0.99)%	to	(0.05)%
2015	5	$10.06	to	$10.41	$53	1.19%	0.25%	to	1.20%	(1.84)%	to	(0.90)%
2014	3	$10.50	to	$10.50	$30	2.02%	0.25%	to	0.25%	3.96%	to	3.96%
2013	3	$10.10	to	$10.10	$29	1.53%	0.25%	to	0.25%	(0.69)%	to	(0.69)%
PUTNAM VT CAPITAL OPPORTUNITIES FUND (Effective date 01/09/2012)
2017	38	$11.17	to	$10.77	$526	0.37%	0.20%	to	1.20%	6.64%	to	7.71%
2016	19	$10.48	to	$16.86	$292	0.65%	0.25%	to	1.20%	14.15%	to	15.23%
2015	11	$10.22	to	$14.63	$162	0.26%	0.25%	to	1.00%	(8.53)%	to	(7.84)%
2014	8	$15.78	to	$15.87	$133	0.32%	0.25%	to	0.45%	6.55%	to	6.72%
2013	6	$14.81	to	$14.87	$92	0.36%	0.25%	to	0.45%	33.54%	to	33.84%
PUTNAM VT EQUITY INCOME FUND (Effective date 04/28/2017)
2017	123	$11.29	to	$11.36	$1,385	0.00%	0.25%	to	1.20%	12.86%	to	13.58%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND (Effective date 12/31/2014)
2017	365	$11.89	to	$11.51	$4,209	1.54%	0.20%	to	1.20%	13.96%	to	15.11%
2016	72	$10.07	to	$10.25	$736	1.71%	0.25%	to	1.20%	5.44%	to	6.45%
2015	39	$9.90	to	$9.63	$385	0.41%	0.25%	to	1.20%	(1.02)%	to	(3.75)%
PUTNAM VT GLOBAL EQUITY FUND (Effective date 12/31/2014)
2017	76	$11.52	to	$12.81	$881	1.35%	0.20%	to	1.20%	26.85%	to	28.12%
2016	38	$9.08	to	$9.22	$349	0.81%	0.25%	to	1.20%	(0.12)%	to	0.82%
2015	7	$9.09	to	$9.14	$69	0.00%	0.25%	to	1.20%	(9.06)%	to	(8.60)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
			(a)		(b)						(a)		(b)
PUTNAM VT GROWTH OPPORTUNITIES FUND (Effective date 12/31/2014)
2017	172		$13.59	to	$13.06	$2,260	0.06%	0.20%	to	1.20%	29.35%	to	30.64%
2016	64		$10.05	to	$10.34	$655	0.28%	0.25%	to	1.20%	5.24%	to	6.25%
2015	12		$9.98	to	$9.73	$121	0.00%	0.25%	to	1.20%	(0.18)%	to	(2.71)%
PUTNAM VT INCOME FUND (Effective date 05/01/2015)
2017	501		$10.24	to	$10.54	$5,129	0.43%	0.20%	to	1.20%	4.34%	to	5.38%
2016	19		$9.81	to	$9.81	$188	0.00%	0.25%	to	1.20%	0.78%	to	1.74%
PUTNAM VT INTERNATIONAL EQUITY FUND (Effective date 05/01/2015)
2017	42		$10.87	to	$10.87	$458	0.64%	1.20%	to	1.20%	25.07%	to	25.07%
2016	6		$8.69	to	$8.69	$54	0.00%	1.20%	to	1.20%	(3.61)%	to	(3.61)%
PUTNAM VT INTERNATIONAL GROWTH FUND (Effective date 01/09/2012)
2017	12		$11.34	to	$17.22	$154	1.08%	0.25%	to	1.20%	33.44%	to	34.70%
2016	12		$8.50	to	$12.78	$115	0.94%	0.25%	to	1.20%	(7.83)%	to	(6.95)%
2015	10		$9.57	to	$13.74	$120	0.00%	0.25%	to	1.20%	(0.08)%	to	0.87%
2014	3		$9.58	to	$13.62	$35	0.03%	0.25%	to	1.20%	(7.26)%	to	(6.39)%
2013	3		$14.55	to	$14.55	$38	3.46%	0.25%	to	0.25%	22.06%	to	22.06%
PUTNAM VT INTERNATIONAL VALUE FUND (Effective date 04/22/2016)
2017	6		$12.22	to	$12.44	$72	0.73%	0.20%	to	1.20%	23.21%	to	24.45%
PUTNAM VT INVESTORS FUND (Effective date 05/01/2015)
2017	5		$12.58	to	$12.26	$64	0.51%	0.20%	to	1.20%	21.39%	to	22.61%
2016	2		$10.36	to	$10.36	$25	0.49%	1.20%	to	1.20%	10.72%	to	10.72%
PUTNAM VT RESEARCH FUND (Effective date 12/31/2014)
2017	9		$12.37	to	$12.82	$114	0.37%	0.25%	to	1.20%	21.88%	to	23.03%
2016	3		$10.15	to	$10.42	$27	1.37%	0.25%	to	1.20%	8.76%	to	9.80%
2015	2		$9.73	to	$9.49	$22	0.00%	0.25%	to	1.20%	(2.72)%	to	(5.11)%
PUTNAM VT SMALL CAP VALUE FUND (Effective date 12/31/2014)
2017	47		$12.27	to	$10.77	$579	0.44%	0.20%	to	1.20%	6.59%	to	7.66%
2016	8		$11.51	to	$11.87	$90	0.45%	0.25%	to	1.20%	25.99%	to	27.16%
2015	0	*	$9.48	to	$9.34	$3	0.00%	0.25%	to	1.00%	(5.18)%	to	(6.64)%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO (Effective date 05/16/2014)
2017	1,434		$16.29	to	$13.56	$20,487	0.00%	0.20%	to	1.20%	34.21%	to	35.55%
2016	477		$9.86	to	$12.45	$5,564	0.00%	0.25%	to	1.20%	(0.65)%	to	0.28%
2015	195		$9.93	to	$12.41	$2,394	0.00%	0.25%	to	1.20%	(0.73)%	to	10.53%
2014	47		$11.16	to	$11.23	$525	0.00%	0.25%	to	1.20%	11.64%	to	12.30%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (Effective date 01/09/2012)
2017	339		$17.21	to	$12.71	$4,764	0.00%	0.20%	to	1.20%	25.80%	to	27.05%
2016	59		$9.58	to	$24.71	$1,035	0.00%	0.25%	to	1.20%	(4.20)%	to	(10.94)%
2015	40		$15.50	to	$27.74	$1,069	0.00%	0.25%	to	1.20%	11.12%	to	12.19%
2014	36		$13.95	to	$24.73	$871	0.00%	0.25%	to	1.20%	29.65%	to	30.92%
2013	124		$18.89	to	$18.89	$2,337	0.00%	0.25%	to	0.25%	50.16%	to	50.16%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
VAN ECK VIP EMERGING MARKETS FUND
2017	8	$39.02	to	$39.02	$314	0.27%	1.40%	to	1.40%	48.94%	to	48.94%
2016	5	$26.20	to	$27.05	$136	0.44%	1.25%	to	1.40%	(1.28)%	to	(1.14)%
2015	5	$26.54	to	$26.54	$140	0.55%	1.40%	to	1.40%	(15.19)%	to	(15.19)%
2014	7	$31.29	to	$31.29	$208	0.52%	1.40%	to	1.40%	(1.79)%	to	(1.79)%
2013	9	$31.86	to	$31.86	$284	1.90%	1.40%	to	1.40%	10.43%	to	10.43%
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S (Effective date 01/09/2012)
2017	84	$6.98	to	$9.78	$715	0.00%	0.20%	to	1.20%	(3.14)%	to	(2.17)%
2016	54	$7.21	to	$8.28	$466	0.14%	0.25%	to	1.20%	41.70%	to	43.05%
2015	13	$5.09	to	$5.79	$70	0.02%	0.25%	to	1.20%	(34.42)%	to	(33.78)%
2014	7	$7.77	to	$8.74	$58	0.00%	0.25%	to	1.00%	(20.23)%	to	(19.60)%
2013	2	$10.82	to	$10.87	$19	0.32%	0.25%	to	0.45%	9.74%	to	10.02%
VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS
2017	2	$37.65	to	$37.65	$73	0.00%	1.40%	to	1.40%	(3.06)%	to	(3.06)%
2016	2	$38.84	to	$40.47	$79	0.29%	1.25%	to	1.40%	41.72%	to	41.93%
2015	2	$27.41	to	$27.41	$47	0.04%	1.40%	to	1.40%	(34.37)%	to	(34.37)%
2014	4	$41.76	to	$41.76	$156	0.09%	1.40%	to	1.40%	(20.24)%	to	(20.24)%
2013	4	$52.36	to	$54.31	$196	0.78%	1.25%	to	1.40%	9.02%	to	9.17%

* The Investment Division has units and/or assets that round to less than $1,000 or 1,000 units.

(a) The amounts in these columns are associated with the highest Expense Ratio.

(b) The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-2 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2017, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2017, the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with mutual fund companies; when replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 9, 2018

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
ALGER CAPITAL APPRECIATION PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALGER LARGE CAP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALGER SMALL CAP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALGER SMID CAP FOCUS PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period May 23, 2016 to December 31, 2016
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	December 31, 2017	For the period May 11, 2017 to December 31, 2017	For the period May 11, 2017 to December 31, 2017
AMERICAN FUNDS IS INTERNATIONAL FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period May 19, 2016 to December 31, 2016
BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
BLACKROCK HIGH YIELD VI FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	December 31, 2017	For the period May 11, 2017 to December 31, 2017	For the period May 11, 2017 to December 31, 2017
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	December 31, 2017	For the period July 14, 2017 to December 31, 2017	For the period July 14, 2017 to December 31, 2017
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DELAWARE VIP EMERGING MARKETS SERIES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period August 23, 2016 to December 31, 2016

Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

DELAWARE VIP REIT SERIES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DEUTSCHE CAPITAL GROWTH VIP	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DEUTSCHE CROCI® U.S. VIP	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DEUTSCHE GLOBAL SMALL CAP VIP	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DEUTSCHE SMALL MID CAP VALUE VIP	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	December 31, 2017	For the period November 22, 2017 to December 31, 2017	For the period November 22, 2017 to December 31, 2017
DIMENSIONAL VA US LARGE VALUE PORTFOLIO	December 31, 2017	For the period October 20, 2017 to December 31, 2017	For the period October 20, 2017 to December 31, 2017
DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DREYFUS VIF APPRECIATION PORTFOLIO - INITIAL SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DREYFUS VIF APPRECIATION PORTFOLIO - SERVICE SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DREYFUS VIF GROWTH AND INCOME PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

EATON VANCE VT FLOATING-RATE INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period June 1, 2016 to December 31, 2016
FEDERATED HIGH INCOME BOND FUND II	December 31, 2017	For the period June 21, 2017 to December 31, 2017	For the period June 21, 2017 to December 31, 2017
FIDELITY VIP ASSET MANAGER PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP BALANCED PORTFOLIO	December 31, 2017	For the period June 13, 2017 to December 31, 2017	For the period June 13, 2017 to December 31, 2017
FIDELITY VIP CONTRAFUND PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP HIGH INCOME PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP INDEX 500 PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	December 31, 2017	For the period May 16, 2017 to December 31, 2017	For the period May 16, 2017 to December 31, 2017
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIDELITY VIP OVERSEAS PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	December 31, 2017	For the period May 22, 2017 to December 31, 2017	For the period May 22, 2017 to December 31, 2017

Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

FRANKLIN INCOME VIP FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GOLDMAN SACHS VIT LARGE CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GOLDMAN SACHS VIT STRATEGIC INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period July 13, 2016 to December 31, 2016
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period July 29, 2016 to December 31, 2016
GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2017	For the period May 9, 2017 to December 31, 2017	For the period May 9, 2017 to December 31, 2017
GREAT-WEST AGGRESSIVE PROFILE I FUND	N/A	For the period January 1, 2017 to July 17, 2017	For the period January 1, 2017 to July 17, 2017 and the year ended December 31, 2016
GREAT-WEST ARIEL MID CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST BOND INDEX FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	December 31, 2017	For the period May 11, 2017 to December 31, 2017	For the period May 11, 2017 to December 31, 2017

Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2017	For the period May 23, 2017 to December 31, 2017	For the period May 23, 2017 to December 31, 2017
GREAT-WEST CONSERVATIVE PROFILE I FUND	N/A	For the period January 1, 2017 to July 17, 2017	For the period January 1, 2017 to July 17, 2017 and the year ended December 31, 2016
GREAT-WEST CORE BOND FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST GOVERNMENT MONEY MARKET FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST INTERNATIONAL INDEX FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST INVESCO SMALL CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST LIFETIME 2015 FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period April 25, 2016 to December 31, 2016
GREAT-WEST LIFETIME 2015 FUND II	N/A	N/A	For the period January 1, 2016 to April 25, 2016
GREAT-WEST LIFETIME 2020 FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period December 6, 2016 to December 31, 2016
GREAT-WEST LIFETIME 2025 FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period April 25, 2016 to December 31, 2016
GREAT-WEST LIFETIME 2025 FUND II	N/A	N/A	For the period January 1, 2016 to April 25, 2016
GREAT-WEST LIFETIME 2030 FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period July 12, 2016 to December 31, 2016

Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

GREAT-WEST LIFETIME 2035 FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period April 25, 2016 to December 31, 2016
GREAT-WEST LIFETIME 2035 FUND II	N/A	N/A	For the period January 1, 2016 to April 25, 2016
GREAT-WEST LIFETIME 2040 FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period November 22, 2016 to December 31, 2016
GREAT-WEST LIFETIME 2045 FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period April 25, 2016 to December 31, 2016
GREAT-WEST LIFETIME 2045 FUND II	N/A	N/A	For the period January 1, 2016 to April 25, 2016
GREAT-WEST LIFETIME 2050 FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period August 3, 2016 to December 31, 2016
GREAT-WEST LIFETIME 2055 FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period April 25, 2016 to December 31, 2016
GREAT-WEST LIFETIME 2055 FUND II	N/A	N/A	For the period January 1, 2016 to April 25, 2016
GREAT-WEST LOOMIS SAYLES BOND FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST MFS INTERNATIONAL GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST MFS INTERNATIONAL VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST MODERATE PROFILE FUND CLASS L	December 31, 2017	For the period May 4, 2017 to December 31, 2017	For the period May 4, 2017 to December 31, 2017
GREAT-WEST MODERATE PROFILE FUND INVESTOR	December 31, 2017	For the period May 4, 2017 to December 31,	For the period May 4, 2017 to December 31,

Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

CLASS		2017	2017
GREAT-WEST MODERATE PROFILE I FUND	N/A	For the period January 1, 2017 to July 17, 2017	For the period January 1, 2017 to July 17, 2017 and the year ended December 31, 2016
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2017	For the period May 9, 2017 to December 31, 2017	For the period May 9, 2017 to December 31, 2017
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	N/A	For the period January 1, 2017 to July 17, 2017	For the period January 1, 2017 to July 17, 2017 and the year ended December 31, 2016
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	December 31, 2017	For the period May 11, 2017 to December 31, 2017	For the period May 11, 2017 to December 31, 2017
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2017	For the period June 1, 2017 to December 31, 2017	For the period June 1, 2017 to December 31, 2017
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	N/A	For the period January 1, 2017 to July 17, 2017	For the period January 1, 2017 to July 17, 2017 and the year ended December 31, 2016
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period August 5, 2016 to December 31, 2016
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period October 28, 2016 to December 31, 2016
GREAT-WEST PUTNAM EQUITY INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST PUTNAM HIGH YIELD BOND FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST REAL ESTATE INDEX FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST S&P 500® INDEX FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST S&P MID CAP 400® INDEX FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period

Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

ended December 31, 2017
GREAT-WEST S&P SMALL CAP 600® INDEX FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST SECUREFOUNDATION® BALANCED FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST SHORT DURATION BOND FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST STOCK INDEX FUND	N/A	For the period January 1, 2017 to July 17, 2017	For the period January 1, 2017 to July 17, 2017 and the year ended December 31, 2016
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST TEMPLETON GLOBAL BOND FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. CORE EQUITY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. GLOBAL REAL ESTATE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. GROWTH & INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. SMALL CAP EQUITY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
IVY VIP ENERGY FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and for the period May 11, 2016 to December

Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

31, 2016.
JANUS HENDERSON VIT BALANCED PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	December 31, 2017	For the period October 17, 2017 to December 31, 2017	For the period October 17, 2017 to December 31, 2017
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	December 31, 2017	For the period May 26, 2017 to December 31, 2017	For the period May 26, 2017 to December 31, 2017
JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO	N/A	For the period January 1, 2017 to May 22, 2017	For the period January 1, 2017 to May 22, 2017 and the year ended December 31, 2016
LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO	N/A	N/A	For the period January 1, 2016 to July 5, 2016
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period August 30, 2016 to December 31, 2016
MFS VIT II TECHNOLOGY PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period July 29, 2016 to December 31, 2016

Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	December 31, 2017	For the period May 22, 2017 to December 31, 2017	For the period May 22, 2017 to December 31, 2017
MORGAN STANLEY VIF MID CAP GROWTH PORTFOLIO	December 31, 2017	For the period May 3, 2017 to December 31, 2017	For the period May 3, 2017 to December 31, 2017
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
NVIT DEVELOPING MARKETS FUND	N/A	N/A	For the period January 1, 2016 to August 8, 2016
NVIT EMERGING MARKETS FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period August 8, 2016 to December 31, 2016.
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	December 31, 2017	For the period June 13, 2017 to December 31, 2017	For the period June 13, 2017 to December 31, 2017
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
OPPENHEIMER TOTAL RETURN BOND FUND/VA	December 31, 2017	For the period July 10, 2017 to December 31, 2017.	For the period July 10, 2017 to December 31, 2017
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period June 14, 2016 to December 31, 2016
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT REAL RETURN PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT SHORT TERM PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period July 19, 2016 to December 31, 2016
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

PUTNAM VT ABSOLUTE RETURN 500 FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT CAPITAL OPPORTUNITIES FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT EQUITY INCOME FUND	December 31, 2017	For the period May 15, 2017 to December 31, 2017	For the period May 15, 2017 to December 31, 2017
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT GLOBAL EQUITY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT GROWTH AND INCOME FUND	N/A	For the period January 1, 2017 to May 15, 2017	For the period January 1, 2017 to May 15, 2017 and the year ended December 31, 2016
PUTNAM VT GROWTH OPPORTUNITIES FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period September 12, 2016 to December 31, 2016
PUTNAM VT INTERNATIONAL EQUITY FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period June 17, 2016 to December 31, 2016
PUTNAM VT INTERNATIONAL GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

PUTNAM VT INTERNATIONAL VALUE FUND	December 31, 2017	For the period March 3, 2017 to December 31, 2017	For the period March 3, 2017 to December 31, 2017 and the period August 26, 2016 to September 15, 2016
PUTNAM VT INVESTORS FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period March 3, 2016 to December 31, 2016
PUTNAM VT RESEARCH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT SMALL CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT VOYAGER FUND	N/A	N/A	For the period January 1, 2016 to November 21, 2016
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
UNIVERSAL INSTITUTIONAL FUNDS MID CAP GROWTH PORTFOLIO	N/A	N/A	For the period January 1, 2016 to November 22, 2016
VAN ECK VIP EMERGING MARKETS FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The consolidated balance sheets of Great-West Life & Annuity Insurance Company (the “Depositor”) and subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2017, and the statements of assets and liabilities of each of the investment divisions which comprise the Registrant as of December 31, 2017, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented are filed herewith in the Statement of Additional Information.
(b)	Exhibits
	(1)	Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant (formerly Varifund Variable Annuity Account) is incorporated by reference to Form N-4 Registration Statement filed October 1, 2009 (File No. 333-162272).
	(2)	Not applicable.
	(3)	Underwriting Agreement between the Depositor and GWFS Equities, Inc. is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on September 6, 2013 (File No. 333-189114).
	(4)	(a)	Form of variable annuity contract is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 17, 2016 (File No. 333-212090).
		(b)	Form of Great-West Secure Income Foundation GLWB Rider is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 17, 2016 (File No. 333-212090). Forms of amendment to Great-West Secure Income Foundation GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-212090). Form of amendment to Great-West Secure Income Foundation GLWB Rider is incorporated by reference to Registrant’s Post-Effective amendment No. 9 to N-4 Registration Statement filed on February 20, 2018 (File No. 333-212090).
		(c)	Form of Great-West Secure Income Plus GLWB Rider is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 17, 2016 (File No. 333-212090). Forms of amendment to Great-West Secure Income Plus GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-212090). Form of amendment to Great-West Secure Income Plus GLWB Rider is incorporated by reference to Registrant’s Post-Effective amendment No. 9 to N-4 Registration Statement filed on February 20, 2018 (File No. 333-212090). Form of amendment to Great-West Secure Income Plus GLWB Rider is filed herewith.
		(d)	Form of Great-West Secure Income Max GLWB Rider is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 17, 2016 (File No. 333-212090). Forms of amendment to Great-West Secure Income Max GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-212090). Form of amendment to Great-West Secure Income Max GLWB Rider is incorporated by reference to Registrant’s Post-Effective amendment No. 9 to N-4 Registration Statement filed on February 20, 2018 (File No. 333-212090). Form of amendment to Great-West Secure Income Max GLWB Rider is filed herewith.
		(e)	Form of Roth IRA Endorsement is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on October 22, 2014 (File No. 333-189114).

	(f)	Form of Return of Premium Death Benefit Endorsement is incorporated by reference to Form N-4 Registration Statement filed June 17, 2016 (File No. 333-212090). Form of amended Return of Premium Death Benefit Endorsement is incorporated by reference to Registrant’s Post-Effective amendment No. 6 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-212090).
	(g)	Form of Fund Facilitation Fee Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to N-4 Registration Statement filed on June 5, 2017 (File No. 333-212090).
	(h)	Form of Non-Qualified Stretch Annuity Endorsement is incorporated by reference to Registrant’s Post-Effective amendment No. 6 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-212090).
	(i)	Form of Non-Grantor Trust Endorsement is incorporated by reference to Registrant’s Post-Effective amendment No. 6 to N-4 Registration Statement filed on October 12, 2017 (File No. 333-212090).
	(j)	Form of Pre-Selected Beneficiary Payout Options Endorsement is filed herewith.
(5)	Form of variable annuity contract application is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 17, 2016 (File No. 333-212090).
(6)	(a)	Amended and Restated Articles of Incorporation of Depositor are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
	(b)	Bylaws of Depositor are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(7)	Not Applicable.
(8)	(a)	Participation Agreement with Alger American Fund is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed on October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Alger American Fund are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed on April 24, 2001 (File No. 333-52956), Post-Effective Amendment No. 8 to the Registration Statement filed by Variable Annuity-1 Series Account on April 12, 2002 (File No. 333-01153), Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on May 29, 2003 (File No. 333-52956), and to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).
	(b)	Participation Agreement with ALPS Variable Investment Trust is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262); amendment to Participation Agreement with ALPS Variable Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 17, 2016 (File No. 333-212090).
	(c)	Participation Agreement with American Century Variable Portfolios, Inc. (formerly TCI Portfolios Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with American Century Variable Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956), Post-Effective Amendment No. 8 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 12, 2002 (File No. 333-01153), Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956), and Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(d)	Participation Agreement with American Funds Insurance Series, First Amendment to Fund Participation Agreement with American Funds Insurance Series, Second Amendment to Fund Participation Agreement with American Funds Insurance Series, and Third Amendment to Fund Participation Agreement with American Funds Insurance Series are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(e)	Participation Agreement with Delaware VIP Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with Delaware VIP Trust are incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); and Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).
(f)	Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 18, 2003 (File No. 333-01153); Amendments to Participation Agreement with Dreyfus Corporation are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956), and Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956). Amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(g)	Form of Participation Agreement with DWS Variable Series (formerly Scudder Variable Series I), is incorporated by reference to Variable Annuity-1 Series’ Post-Effective Amendment No. 3 on Form N-4, filed on April 16, 2002 (File No. 333-52956); amendment to Participation Agreement with Scudder Variable Life Investment Fund is incorporated by reference to Variable Annuity-1 Series’ Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001 (File No. 333-52956). Form of amendment to Participation Agreement with DWS Variable Series I and DWS Variable Series II are incorporated by reference to Variable Annuity-1 Series’ Post-Effective Amendment No. 16, filed on April 28, 2005 (File No. 333-52956). Amendments to Participation Agreements with DWS Variable Series I and DWS Variable Series II are incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(h)	Fund Participation Agreement with Eaton Vance Variable Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 17, 2016 (File No. 333-212090).
(i)	Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust, and Amendment to Fund Participation Agreement with Franklin Templeton Variable Insurance Trust are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(j)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Amendment to Fund Participation Agreement with Goldman Sachs Variable Insurance Trust are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(k)	Form of Participation Agreement with AIM Variable Insurance Fund, now, Invesco Variable Insurance Fund, is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 25, 2008 (File No. 333-52956).

(l)	Form of Participation Agreement with Van Kampen Life Insurance Trust is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 27, 2007 (File No. 333-52956).
(m)	Participation Agreement with Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Janus Aspen Series are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 24, 2001 (File No. 333-52956), Post-Effective Amendment No. 3 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 16, 2002 (File No. 333-52956) and Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956), and to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).
(n)	Fund Participation Agreement with JPMorgan Insurance Trust, and Amendment to Fund Participation Agreement with JPMorgan Insurance Trust are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(o)	Participation Agreement with Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(p)	Form of Fund Participation Agreement between Registrant and Great-West Funds, Inc. (formerly Maxim Series Fund) is incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).
(q)	Form of Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 26, 2006 (File No. 333-52956). Amendment to Participation Agreement is incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).
(r)	Participation Agreement with PIMCO Variable Insurance Trust; and amendments to Participation Agreements with PIMCO are incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreements with PIMCO is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 29, 2005 (File No. 333-52956). Amendment to Participation Agreement is incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).
(s)	Form of Participation Agreement with Putnam Variable Trust and amendments thereto are incorporated by reference to Registrant’s Registration Statement on Form N-4 filed on December 30, 2011 (File No. 333-176926).
(t)	Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and amendments thereto are incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

	(u)	Participation Agreement with Variable Annuity-1 Series Account and Van Eck Worldwide Insurance Trust is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed October 30, 1996 (File No. 811-07549). Amendment to Participation Agreement between Variable Annuity-1 Series Account and Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Fund Participation Agreement with Van Eck VIP Trust (f/k/a Van Eck Worldwide Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
	(v)	Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-212090); amendment to Participation Agreement with MFS Variable Insurance Trust, MFS Variable Insurance Trust II, and MFS Variable Insurance Trust III is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-212090).
	(w)	Participation Agreement with First Trust Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-212090).
	(x)	Participation Agreement with DFA Investment Dimensions Group Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to N-4 Registration Statement filed on September 15, 2017 (File No. 333-212090).
	(y)	Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 filed on April 27, 2007 (File No. 333-52956).
(9)	Opinion of Counsel and Consent is incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to N-4 Registration Statement filed on December 22, 2016 (File No. 333-212090).
(10)	(a)	Written Consent of Carlton Fields Jorden Burt, P.A., is filed herewith.
	(b)	Written Consent of independent registered public accounting firm is filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Powers of Attorney for Directors Bernbach, Coutu, P. Desmarais, Jr., Doer, Fleming, Généreux, Louvel, Mahon, Nickerson, Orr, Royer, Ryan, Jr., Selitto, Tretiak, and Walsh are filed herewith.
Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(4)	Chairman of the Board
R.L. Reynolds	(2)	Director, President, and Chief Executive Officer
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director
M.R. Coutu	Brookfield Asset Management Inc. 335 8th Avenue SW, Suite 1700 Calgary, AB T2P 1C9	Director
A.R. Desmarais	(4)	Director
P.G. Desmarais, Jr.	(4)	Director
G.A. Doer	(1)	Director
G.J. Fleming	(2)	Director
C. Généreux	(4)	Director

Name	Principal Business Address	Positions and Offices with Depositor
A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director
P.A. Mahon	(1)	Director
J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 North Sydney, Nova Scotia, Canada B2A 3M2	Director
R. Royer	(4)	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
G.D. Tretiak	(4)	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
E.F. Murphy, III	(2)	President, Empower Retirement
R.K. Shaw	(2)	President, Individual Markets
S.C. Sipple	(2)	President, Great-West Investments
A.S. Bolotin	(2)	Executive Vice President & Chief Financial Officer
E.P. Friesen	(2)	Chief Investment Officer, General Account
J.W. Knight	(3)	Senior Vice President & Chief Technology Officer
C.M. Moritz	(2)	Senior Vice President and Chief Financial Officer, Empower Retirement
S.M. Sanchez	(2)	Chief Human Resources Officer
K.I. Schindler	(3)	Chief Compliance Officer
R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary
R.H. Linton, Jr.	(2)	Executive Vice President, Empower Retirement Operations
R.G. Capone	(2)	Senior Vice President, GWI Sales
J.E. Brown	(2)	Senior Vice President, Separate Accounts
J.M. Gearin	(2)	Senior Vice President, Empower Retirement Operations
S.E. Jenks	(2)	Senior Vice President, Marketing
R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets
W.J. McDermott	(2)	Senior Vice President, Large, Mega, NFP Market
D.G. McLeod	(2)	Senior Vice President, Product Management
D.A. Morrison	(2)	Senior Vice President, Government Markets
B.J. Schwartz	(2)	Senior Vice President, Commercial Mortgage Investments
C.G. Step	(2)	Senior Vice President, Empower Retirement Products
C. E. Waddell	(2)	Senior Vice President, Retirement Solutions
(1)    100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)    8515 East Orchard Road, Greenwood Village, Colorado 80111.

(3)    8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)    Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2017
The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Item 27. Number of Contract Owners
As of March 14, 2018, there were 6 Owners of Qualified Contracts and 205 Owners of Non-Qualified Contracts offered by means of the prospectus contained herein. The Depositor, through the Registrant, issues other contracts by means of other prospectuses.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the Colorado Business Corporation Act and the Bylaws of Great-West whereby Great-West may indemnify a director, officer or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
Colorado Business Corporation Act
Article 109 – INDEMNIFICATION
Section 7-109-101. Definitions.
As used in this article:
(1)	“Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.
(2)	“Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.
(3)	“Expenses” includes counsel fees.
(4)	“Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.
(5)	“Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.
(6)	“Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.
(7)	“Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.
(1)	Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:
	(a)	The person’s conduct was in good faith; and
	(b)	The person reasonably believed:
		(I)	In the case of conduct in an official capacity with the corporation, that such conduct was in the corporation’s best interests; and
		(II)	In all other cases, that such conduct was at least not opposed to the corporation’s best interests; and
	(c)	In the case of any criminal proceeding, the person had no reasonable cause to believe the person’s conduct was unlawful.
(2)	A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of subsection (1) of this section.
(3)	The termination of a proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent is not, of itself, determinative that the director did not meet the standard of conduct described in this section.
(4)	A corporation may not indemnify a director under this section:
	(a)	In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or
	(b)	In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.
(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.
Section 7-109-103. Mandatory Indemnification of Directors.
Unless limited by its articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by the person in connection with the proceeding.
Section 7-109-104. Advance of Expenses to Directors.
(1)	A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of final disposition of the proceeding if:
	(a)	The director furnishes to the corporation a written affirmation of the director’s good-faith belief that the director has met the standard of conduct described in section 7-109-102;
	(b)	The director furnishes to the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that the director did not meet the standard of conduct; and
	(c)	A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)	The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.
(3)	Determinations and authorizations of payments under this section shall be made in the manner specified in section 7-109-106.
Section 7-109-105. Court-Ordered Indemnification of Directors.
(1)	Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:
	(a)	If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.
	(b)	If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1) or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.
Section 7-109-106. Determination and Authorization of Indemnification of Directors.
(1)	A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received and the determination required by section 7-109-104(1)(c) has been made.
(2)	The determinations required by subsection (1) of this section shall be made:
	(a)	By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or
	(b)	If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.
(3)	If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and a committee cannot be established under paragraph (b) of subsection (2) of this section, or, even if a quorum is obtained or a committee is designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:
	(a)	By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or
	(b)	By the shareholders.

(4)	Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.
Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.
(1)	Unless otherwise provided in the articles of incorporation:
	(a)	An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;
	(b)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director; and
	(c)	A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.
Section 7-109-108. Insurance.
A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.
Section 7-109-109. Limitation of Indemnification of Directors.
(1)	A provision treating a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except an insurance policy, or otherwise, is valid only to the extent the provision is not inconsistent with sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification and advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.
(2)	Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.
Section 7-109-110. Notice to Shareholders of Indemnification of Director.
If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.
Bylaws of Great-West
Article IV. Indemnification
SECTION 1. In this Article, the following terms shall have the following meanings:

(a)	“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;
(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;
(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;
(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.
SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:
(a)	the person conducted himself or herself in good faith; and
(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and
(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.
SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:
(a)	the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and
(b)	with respect to the matter(s) giving rise to the proceeding:
	(i)	the person conducted himself or herself in good faith; and
	(ii)	the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and
	(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
	(iv)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29. Principal Underwriter
(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. Including the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.
(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter
E.F. Murphy, III	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President, and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
S.E. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
C.E. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Director and Senior Vice President
R.H. Linton, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
W.J. McDermott	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
D.A. Morrison	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.M. Smolen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
R.L. Logsdon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Counsel, and Secretary
R.M. Mattie	8515 East Orchard Road Greenwood Village, CO 80111	FIN OP Principal, Vice President and Treasurer
K.I. Schindler	8515 East Orchard Road Greenwood Village, CO 80111	Chief Compliance Officer
M.J. Kavanagh	8515 East Orchard Road Greenwood Village, CO 80111	Assistant Vice President, Counsel and Associate Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
B.R. Hudson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Counsel and Assistant Secretary

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings and Representations
(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)	The Depositor, Great-West Life & Annuity Insurance Company, represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Great-West Life & Annuity Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 25th day of April, 2018.
VARIABLE ANNUITY-2 SERIES ACCOUNT (Registrant)
By:	/s/ Robert L. Reynolds
Robert L. Reynolds President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)
By:	/s/ Robert L. Reynolds
Robert L. Reynolds President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	April 25, 2018
R. Jeffrey Orr*
/s/ Robert L. Reynolds	Director, President and Chief Executive Officer	April 25, 2018
Robert L. Reynolds
/s/ Andra S. Bolotin	Executive Vice President & Chief Financial Officer	April 25, 2018
Andra S. Bolotin
/s/ John L. Bernbach	Director	April 25, 2018
John L. Bernbach*
/s/ Marcel R. Coutu	Director	April 25, 2018
Marcel R. Coutu*
Director
André R. Desmarais
/s/ Paul G. Desmarais, Jr.	Director	April 25, 2018
Paul G. Desmarais, Jr.*
/s/ Gary A. Doer	Director	April 25, 2018
Gary A. Doer*
/s/ Gregory J. Fleming	Director	April 25, 2018
Gregory J. Fleming*
/s/ Claude Généreux	Director	April 25, 2018
Claude Généreux*
/s/ Alain Louvel	Director	April 25, 2018
Alain Louvel*

	Signature	Title	Date
	/s/ Paul A. Mahon	Director	April 25, 2018
Paul A. Mahon*
	/s/ Jerry E.A. Nickerson	Director	April 25, 2018
Jerry E.A. Nickerson*
	/s/ Raymond Royer	Director	April 25, 2018
Raymond Royer*
	/s/ T. Timothy Ryan, Jr.	Director	April 25, 2018
T. Timothy Ryan, Jr.*
	/s/ Jerome J. Selitto	Director	April 25, 2018
Jerome J. Selitto*
	/s/ Gregory D. Tretiak	Director	April 25, 2018
Gregory D. Tretiak*
	/s/ Brian E. Walsh	Director	April 25, 2018
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	April 25, 2018
Ryan L. Logsdon